Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource High Yield Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Principal Investment Strategies of the Fund

The section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

60% 50% 40% 30% 20% 10% 0% -10% -20% -30% +4.80% -7.04% +25.81% +11.76% +4.36% +10.76% +2.07% -24.59% +49.91% +13.39% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +24.08% (quarter ended June 30, 2009)

•	Lowest return for a calendar quarter was -18.37% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

Classes R, R3
				Class I	and R5	Class W
				Since	Since	Since
				inception	inception	inception
(for periods ended Dec. 31, 2010)	1 year	5 years	10 years	(3/4/04)	(12/11/06)	(12/1/06)
Columbia High Yield Bond Fund:
Class A — before taxes	+7.99%	+6.66%	+7.03%	N/A	N/A	N/A
Class A — after taxes on distributions	+5.23%	+3.70%	+3.94%	N/A	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+5.08%	+3.86%	+4.05%	N/A	N/A	N/A
Class B — before taxes	+7.54%	+6.59%	+6.74%	N/A	N/A	N/A
Class C — before taxes	+12.00%	+6.97%	+6.76%	N/A	N/A	N/A
Class I — before taxes	+14.25%	+8.12%	N/A	+8.17%	N/A	N/A
Class R — before taxes	+12.97%	N/A	N/A	N/A	+6.66%	N/A
Class R3 — before taxes	+13.60%	N/A	N/A	N/A	+7.03%	N/A
Class R4 — before taxes	+13.91%	+8.02%	+7.76%	N/A	N/A	N/A
Class R5 — before taxes	+13.77%	N/A	N/A	N/A	+7.32%	N/A
Class W — before taxes	+13.38%	N/A	N/A	N/A	N/A	+6.91%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+15.05%	+8.93%	+9.25%	+8.33%	+8.29%	+8.39%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+6.67%	+6.50%	+5.73%	+5.83%

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia High Yield Bond Fund:
Class A* — before taxes	+13.39%	+7.70%	+7.55%
Class A* — after taxes on distributions	+10.50%	+4.71%	+4.44%
Class A* — after taxes on distributions and redemption of fund shares	+8.59%	+4.75%	+4.51%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+15.05%	+8.93%	+9.25%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+6.67%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource High Yield Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Principal Investment Strategies of the Fund

The sub-section entitled “Principal Investment Strategies of the Fund” under the section “More Information About the Fund” is hereby revised to include the following:

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Fund Management and Compensation

The second paragraph under the section entitled “Fund Management and Compensation” is hereby replaced with the following:

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Financial Highlights

The following information includes unaudited financial highlights of the Fund as of November 30, 2010. The financial highlights tables in the section entitled “Financial Highlights” are hereby replaced with the following:

	Six months ended
Class A	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.10		.20		.22	.22		.20	.20
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.29)		.15	.03

Total from investment operations	.23		.51		(.22)	(.07)		.35	.23

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.21)		(.22)	(.20)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.10)		(.20)		(.22)	(.21)		(.22)	(.20)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.74		$2.61		$2.30	$2.74		$3.02	$2.89

Total return	9.09%		22.80%	(b)	(7.04% )	(2.40%	)	12.77% (c)	8.27%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.09%	(e)	1.09%		1.14%	1.13%		1.08%	1.08%

Net expenses after fees waived or expenses reimbursed(f)	1.06%	(e)	1.03%		1.02%	1.10%		1.08%	1.08%

Net investment income	7.55%	(e)	7.95%		9.85%	7.71%		6.94%	6.78%

Supplemental data
Net assets, end of period (in thousands)	$1,247,612		$1,192,636		$1,003,576	$1,133,625		$1,462,715	$1,535,483

Portfolio turnover	45%		94%		83%	64%		95%	93%

	Six months ended
Class B	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.09		.18		.20	.19		.18	.18
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.29)		.15	.03

Total from investment operations	.21		.49		(.24)	(.10)		.33	.21

Less distributions to shareholders from:
Net investment income	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.73		$2.61		$2.30	$2.74		$3.02	$2.89

Total return	8.27%		21.88%	(b)	(7.77% )	(3.17%	)	11.91% (c)	7.45%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.85%	(e)	1.85%		1.90%	1.89%		1.84%	1.83%

Net expenses after fees waived or expenses reimbursed(f)	1.81%	(e)	1.79%		1.78%	1.86%		1.84%	1.83%

Net investment income	6.80%	(e)	7.19%		8.98%	6.92%		6.18%	6.00%

Supplemental data
Net assets, end of period (in thousands)	$65,552		$91,104		$109,559	$173,555		$320,767	$432,580

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

	Six months ended
Class C	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.59		$2.28		$2.72	$3.00		$2.87	$2.84

Income from investment operations:
Net investment income	.09		.18		.20	.19		.18	.18
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.29)		.15	.03

Total from investment operations	.22		.49		(.24)	(.10)		.33	.21

Less distributions to shareholders from:
Net investment income	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)
Tax return on capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.72		$2.59		$2.28	$2.72		$3.00	$2.87

Total return	8.72%		22.01%	(b)	(7.86% )	(3.21%	)	11.95% (c)	7.47%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.84%	(e)	1.85%		1.89%	1.88%		1.83%	1.83%

Net expenses after fees waived or expenses reimbursed(f)	1.81%	(e)	1.79%		1.77%	1.86%		1.83%	1.83%

Net investment income	6.81%	(e)	7.14%		9.11%	6.95%		6.18%	6.02%

Supplemental data
Net assets, end of period (in thousands)	$72,329		$70,489		$21,579	$18,644		$25,659	$27,858

Portfolio turnover	45%		94%		83%	64%		95%	93%

	Six months ended
Class I	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.60		$2.29		$2.73	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.11		.21		.23	.23		.21	.21
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.30)		.16	.03

Total from investment operations	.24		.52		(.21)	(.07)		.37	.24

Less distributions to shareholders from:
Net investment income	(.11)		(.21)		(.23)	(.22)		(.24)	(.21)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.11)		(.21)		(.23)	(.22)		(.24)	(.21)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.73		$2.60		$2.29	$2.73		$3.02	$2.89

Total return	9.32%		23.35%	(b)	(6.75% )	(2.36%	)	13.21% (c)	8.69%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.68%	(e)	0.68%		0.70%	0.72%		0.67%	0.69%

Net expenses after fees waived or expenses reimbursed(f)	0.67%	(e)	0.63%		0.65%	0.69%		0.67%	0.69%

Net investment income	7.95%	(e)	8.36%		10.34%	8.13%		7.37%	7.49%

Supplemental data
Net assets, end of period (in thousands)	$155,490		$144,203		$74,333	$72,462		$97,100	$24,009

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

	Six months ended
Class R(g)	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(h)
Net asset value, beginning of period	$2.62		$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.10		.20		.21	.21	.11
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.29)	.05

Total from investment operations	.22		.51		(.23)	(.08)	.16

Less distributions to shareholders from:
Net investment income	(.10)		(.19)		(.21)	(.20)	(.09)
Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.74		$2.62		$2.30	$2.74	$3.02

Total return	8.49%		22.79%	(b)	(7.38% )	(2.75% )	5.72%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.41%	(e)	1.48%		1.52%	1.51%	1.45%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.39%	(e)	1.43%		1.39%	1.25%	1.45%	(e)

Net investment income	7.22%	(e)	7.46%		9.46%	7.63%	6.58%	(e)

Supplemental data
Net assets, end of period (in thousands)	$6,329		$5,690		$14	$9	$5

Portfolio turnover	45%		94%		83%	64%	95%

	Six months ended
Class R3	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(h)
Net asset value, beginning of period	$2.62		$2.31		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.10		.20		.22	.22	.11
Net realized and unrealized gain (loss) on investments	.13		.31		(.43)	(.29)	.06

Total from investment operations	.23		.51		(.21)	(.07)	.17

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.21)	(.10)
Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.75		$2.62		$2.31	$2.74	$3.02

Total return	8.98%		22.56%	(b)	(6.70% )	(2.47% )	5.85%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.23%	(e)	1.23%		1.25%	1.26%	1.20%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.21%	(e)	1.18%		1.20%	0.99%	1.20%	(e)

Net investment income	7.38%	(e)	7.81%		11.09%	7.82%	6.84%	(e)

Supplemental data
Net assets, end of period (in thousands)	$6,115		$4,003		$1,243	$5	$5

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

	Six months ended
Class R4	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.01		$2.89	$2.86

Income from investment operations:
Net investment income	.11		.21		.22	.23		.21	.21
Net realized and unrealized gain (loss) on investments	.12		.30		(.43)	(.29)		.14	.02

Total from investment operations	.23		.51		(.21)	(.06)		.35	.23

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.23)	(.21)		(.23)	(.20)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.10)		(.20)		(.23)	(.21)		(.23)	(.20)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.74		$2.61		$2.30	$2.74		$3.01	$2.89

Total return	9.14%		22.92%	(b)	(6.86% )	(1.87%	)	12.56% (c)	8.45%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.97%	(e)	0.99%		1.00%	1.02%		0.94%	0.90%

Net expenses after fees waived or expenses reimbursed(f)	0.95%	(e)	0.93%		0.87%	0.76%	(i)	0.93%	0.90%

Net investment income	7.65%	(e)	8.05%		10.46%	8.07%		7.10%	6.96%

Supplemental data
Net assets, end of period (in thousands)	$54,084		$43,406		$2,391	$919		$1,252	$715

Portfolio turnover	45%		94%		83%	64%		95%	93%

	Six months ended
Class R5	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(h)
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.11		.21		.23	.22	.12
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.28)	.05

Total from investment operations	.23		.52		(.21)	(.06)	.17

Less distributions to shareholders from:
Net investment income	(.11)		(.21)		(.23)	(.22)	(.10)
Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.73		$2.61		$2.30	$2.74	$3.02

Total return	8.88%		23.22%	(b)	(6.73% )	(2.06% )	6.09%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.73%	(e)	0.73%		0.75%	0.78%	0.71%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.71%	(e)	0.68%		0.70%	0.75%	0.71%	(e)

Net investment income	7.85%	(e)	8.18%		10.19%	8.06%	7.33%	(e)

Supplemental data
Net assets, end of period (in thousands)	$17,060		$7,958		$4	$5	$5

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

	Six months ended
Class W	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(j)
Net asset value, beginning of period	$2.59		$2.28		$2.71	$3.00	$2.94

Income from investment operations:
Net investment income	.10		.20		.22	.21	.11
Net realized and unrealized gain on investments	.13		.31		(.43)	(.30)	.07

Total from investment operations	.23		.51		(.21)	(.09)	.18

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.20)	(.12)
Tax return of capital	—		—		—	.00 (a)	—

Total distributions to shareholders	(.10)		(.20)		(.22)	(.20)	(.12)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.72		$2.59		$2.28	$2.71	$3.00

Total return	9.11%		22.82%	(b)	(6.91% )	(2.87% )	6.20%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.11%	(e)	1.12%		1.16%	1.17%	1.06%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.09%	(e)	1.08%		1.10%	1.14% (i)	1.06%	(e)

Net investment income	7.49%	(e)	7.68%		9.51%	7.59%	6.05%	(e)

Supplemental data
Net assets, end of period (in thousands)	$104,173		$100,227		$6,435	$22,510	$30,060

Portfolio turnover	45%		94%		83%	64%	95%

	Six months ended
Class Z	Nov. 30, 2010(k)
Per share data	(Unaudited)
Net asset value, beginning of period	$2.72

Income from investment operations:
Net investment income	.04

Less distributions to shareholders from:
Net investment income	(.03)

Net asset value, end of period	$2.73

Total return	1.73%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.77%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.77%	(e)

Net investment income	7.35%	(e)

Supplemental data
Net assets, end of period (in thousands)	$28

Portfolio turnover	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)	Effective September 7, 2010, Class R2 shares were renamed Class R shares.
(h)	For the period from December 11, 2006 (when shares became available) to May 31, 2007.
(i)	For the year ended May 31, 2008, the ratio of net expenses after reduction for earnings/bank fee credits would have been lower by 0.01% for Class R4 and Class W.
(j)	For the period from December 1, 2006 (when shares became available) to May 31, 2007.
(k)	For the period from September 27, 2010 (when shares became available) to November 30, 2010.

Information prior to March 7, 2011 represents that of the Fund as a series of RiverSource High Yield Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6370-5 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Supplement dated Oct. 6, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus Material Number	Effective Date
Columbia 120/20 Contrarian Equity Fund	S-6519-99 E	06/29/2010
Columbia Absolute Return Currency and Income Fund	S-6502-99 H	12/30/2009
Columbia AMT-Free Tax-Exempt Bond Fund	S-6310-99 AG	01/29/2010
Columbia Asia Pacific ex-Japan Fund	S-6532-99 C	12/30/2009
Columbia Diversified Bond Fund	S-6495-99 AD	10/30/2009
Columbia Diversified Equity Income Fund	S-6475-99 AE	11/27/2009
Columbia Dividend Opportunity Fund	S-6341-99 AF	08/27/2010
Columbia Emerging Markets Bond Fund	S-6398-99 F	12/30/2009
Columbia Emerging Markets Opportunity Fund	S-6354-99 W	12/30/2009
Columbia Equity Value Fund	S-6382-99 Y	05/28/2010
Columbia European Equity Fund	S-6006-99 P	12/30/2009
Columbia Frontier Fund	SL-9904-99 A	12/30/2009
Columbia Global Bond Fund	S-6309-99 AF	12/30/2009
Columbia Global Equity Fund	S-6334-99 AH	12/30/2009
Columbia Global Extended Alpha Fund	S-6527-99 AH	12/30/2009
Columbia Government Money Market Fund	SL-9905-99 A	03/01/2010
Columbia High Yield Bond Fund	S-6370-99 AF	07/30/2010
Columbia Income Builder Fund	S-6394-99 G	04/01/2010
Columbia Income Builder II Fund	S-6394-99 G	04/01/2010
Columbia Income Builder III Fund	S-6394-99 G	04/01/2010
Columbia Large Growth Quantitative Fund	S-6285-99 E	11/27/2009
Columbia Large Value Quantitative Fund	S-6523-99 D	11/27/2009
Columbia Mid Cap Growth Opportunity Fund	S-6426-99 AF	01/22/2010
Columbia Mid Cap Value Opportunity Fund	S-6241-99 L	11/27/2009
Columbia Minnesota Tax-Exempt Fund	S-6328-99 AJ	10/30/2009
Columbia Multi-Advisor International Value Fund	S-6242-99 N	12/30/2009
Columbia Multi-Advisor Small Cap Value Fund	S-6239-99 N	07/30/2010
Columbia Portfolio Builder Aggressive Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Conservative Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Moderate Aggressive Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Moderate Conservative Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Moderate Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Total Equity Fund	S-6282-99 J	04/01/2010
Columbia Recovery and Infrastructure Fund	S-6529-99 D	06/29/2010
Columbia Retirement Plus 2010 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2015 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2020 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2025 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2030 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2035 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2040 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2045 Fund	S-6507-99 G	06/29/2010
Columbia Select Large-Cap Value Fund	SL-9911-99 A	03/01/2010
Columbia Select Smaller-Cap Value Fund	SL-9911-99 A	03/01/2010
Columbia Seligman Communications & Information Fund	SL-9907-99 A	03/01/2010
Columbia Seligman Global Technology Fund	SL-9903-99 A	12/30/2009
Columbia Strategic Allocation Fund	S-6141-99 AF	11/27/2009
Columbia U.S. Government Mortgage Fund	S-6245-99 M	07/30/2010

Fund	Prospectus Material Number	Effective Date
RiverSource Balanced Fund	S-6326-99 AE	11/27/2009
RiverSource California Tax-Exempt Fund	S-6328-99 AJ	10/30/2009
RiverSource Disciplined International Equity Fund	S-6506-99 F	12/30/2009
RiverSource Intermediate Tax-Exempt Fund	S-6355-99 V	01/29/2010
RiverSource LaSalle Global Real Estate Fund	SL-9910-99 A	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	SL-9910-99 A	03/01/2010
RiverSource New York Tax-Exempt Fund	S-6328-99 AJ	10/30/2009
RiverSource Partners Fundamental Value Fund	S-6236-99 N	07/30/2010
RiverSource Partners International Select Growth Fund	S-6243-99 N	12/30/2009
RiverSource Partners International Small Cap Fund	S-6258-99 L	12/30/2009
RiverSource Precious Metals & Mining Fund	S-6142-99 AG	05/28/2010
RiverSource Real Estate Fund	S-6281-99 J	08/27/2010
RiverSource S&P 500 Index Fund	S-6434-99 R	04/01/2010
RiverSource Short Duration U.S. Government Fund	S-6042-99 AG	07/30/2010
RiverSource Small Company Index Fund	S-6357-99 W	04/01/2010
RiverSource Strategic Income Allocation Fund	S-6287-99 E	11/27/2009
RiverSource Tax-Exempt High Income Fund	S-6430-99 AG	01/29/2010
Seligman California High-Yield Fund	SL-9902-99 A	11/27/2009
Seligman California Quality Fund	SL-9902-99 A	11/27/2009
Seligman Capital Fund	SL-9906-99 A	03/01/2010
Seligman Growth Fund	SL-9908-99 A	03/01/2010
Seligman Minnesota Fund	SL-9902-99 A	11/27/2009
Seligman National Fund	SL-9902-99 A	11/27/2009
Seligman New York Fund	SL-9902-99 A	11/27/2009
Seligman TargETFund 2015 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund 2025 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund 2035 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund 2045 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund Core Fund	SL-9901-99 A	11/27/2009
Threadneedle Global Equity Income Fund	S-6525-99 AH	12/30/2009
Threadneedle International Opportunity Fund	S-6140-99 AH	12/30/2009

The table describing “Eligible Investors and Minimum Initial Investments” and certain other Fund policies in the Fund’s prospectus, as supplemented Aug. 6, 2010, is hereby revised to replace the footnote to the table marked by an asterisk (*) in its entirety with the following:

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.

S-6400-15 A (10/10)

Prospectus and Statement of Additional Information Supplement — August 18, 2010

SAI
Form #
	Prospectus	(July 30, 2010 and
Fund (Prospectus Date)	Form #	August 27, 2010)

RiverSource 120/20 Contrarian Equity Fund (6/29/10)	S-6519-99 E	S-6500 CM/CN
RiverSource Absolute Return Currency and Income Fund (12/30/09)	S-6502-99 H	S-6500 CM/CN
RiverSource Cash Management Fund (9/29/09)	S-6320-99 AG	S-6500 CM/CN
RiverSource Cash Management Fund — Class Z (4/1/10)	S-6548-99 A	S-6500 CM/CN
RiverSource Disciplined Equity Fund (9/29/09)	S-6263-99 J	S-6500 CM/CN
RiverSource Disciplined Large Cap Growth Fund (11/27/09)	S-6285-99 E	S-6500 CM/CN
RiverSource Disciplined Large Cap Value Fund (11/27/09)	S-6523-99 D	S-6500 CM/CN
RiverSource Diversified Bond Fund (10/30/09)	S-6495-99 AD	S-6500 CM/CN
RiverSource Diversified Equity Income Fund (11/27/09)	S-6475-99 AE	S-6500 CM/CN
RiverSource Dividend Opportunity Fund (8/28/09) (8/27/10)	S-6341-99 AE/AF	S-6500 CM/CN
RiverSource Emerging Markets Bond Fund (12/30/09)	S-6398-99 F	S-6500 CM/CN
RiverSource Equity Value Fund (5/28/10)	S-6382-99 Y	S-6500 CM/CN
RiverSource Floating Rate Fund (9/29/09)	S-6501-99 F	S-6500 CM/CN
RiverSource Global Bond Fund (12/30/09)	S-6309-99 AF	S-6500 CM/CN
RiverSource Government Money Market Fund (3/1/10)	SL-9905-99 A	S-6500 CM/CN
RiverSource High Yield Bond Fund (7/30/10)	S-6370-99 AF	S-6500 CM/CN
RiverSource Income Builder Basic Income Fund (4/1/10)	S-6394-99 G	S-6500 CM/CN
RiverSource Income Builder Enhanced Income Fund (4/1/10)	S-6394-99 G	S-6500 CM/CN
RiverSource Income Builder Moderate Income Fund (4/1/10)	S-6394-99 G	S-6500 CM/CN
RiverSource Income Opportunities Fund (9/29/09)	S-6266-99 J	S-6500 CM/CN
RiverSource Inflation Protected Securities Fund (9/29/09)	S-6280-99 H	S-6500 CM/CN
RiverSource Mid Cap Growth Fund (1/22/10)	S-6426-99 AF	S-6500 CM/CN
RiverSource Mid Cap Value Fund (11/27/09)	S-6241-99 L	S-6500 CM/CN
RiverSource Minnesota Tax-Exempt Fund (10/30/09)	S-6328-99 AJ	S-6500 CM/CN
RiverSource Partners International Select Value Fund (12/30/09)	S-6242-99 N	S-6500 CM/CN
RiverSource Partners Small Cap Value Fund (7/30/10)	S-6239-99 N	S-6500 CM/CN
RiverSource Portfolio Builder Aggressive Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Conservative Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Moderate Aggressive Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Moderate Conservative Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Moderate Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Total Equity Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Recovery and Infrastructure Fund (6/29/10)	S-6529-99 D	S-6500 CM/CN
RiverSource Retirement Plus 2010 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2015 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2020 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN

SAI
Form #
	Prospectus	(July 30, 2010 and
Fund (Prospectus Date)	Form #	August 27, 2010)

RiverSource Retirement Plus 2025 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2030 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2035 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2040 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2045 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Strategic Allocation Fund (11/27/09)	S-6141-99 AF	S-6500 CM/CN
RiverSource Tax-Exempt Bond Fund (1/29/10)	S-6310-99 AG	S-6500 CM/CN
RiverSource U.S. Government Mortgage Fund (7/30/10)	S-6245-99 M	S-6500 CM/CN
Seligman Communications and Information Fund (3/1/10)	SL-9907-99 A	S-6500 CM/CN
Seligman Frontier Fund (12/30/09)	SL-9904-99 A	S-6500 CM/CN
Seligman Global Technology Fund (12/30/09)	SL-9903-99 A	S-6500 CM/CN
Seligman Large-Cap Value Fund (3/1/10)	SL-9911-99 A	S-6500 CM/CN
Seligman Smaller-Cap Value Fund (3/1/10)	SL-9911-99 A	S-6500 CM/CN
Threadneedle Emerging Markets Fund (12/30/09)	S-6354-99 W	S-6500 CM/CN
Threadneedle European Equity Fund (12/30/09)	S-6006-99 P	S-6500 CM/CN
Threadneedle Global Equity Fund (12/30/09)	S-6334-99 AH	S-6500 CM/CN
Threadneedle Global Extended Alpha Fund (12/30/09)	S-6527-99 AH	S-6500 CM/CN

Each of the above-referenced funds are collectively referred to as the Funds.

S-6400-12 A (8/10)
Valid until next update

The following changes will be effective on or about Sept. 27, 2010 (the “Effective Date”):

On the Effective Date, the Fund name will be changed as follows:

Old Name	New Name
RiverSource 120/20 Contrarian Equity Fund	Columbia 120/20 Contrarian Equity Fund

RiverSource Absolute Return Currency and Income Fund	Columbia Absolute Return Currency and Income Fund

RiverSource Cash Management Fund	Columbia Money Market Fund

RiverSource Disciplined Equity Fund	Columbia Large Core Quantitative Fund

RiverSource Disciplined Large Cap Growth Fund	Columbia Large Growth Quantitative Fund

RiverSource Disciplined Large Cap Value Fund	Columbia Large Value Quantitative Fund

RiverSource Diversified Bond Fund	Columbia Diversified Bond Fund

RiverSource Diversified Equity Income Fund	Columbia Diversified Equity Income Fund

RiverSource Dividend Opportunity Fund	Columbia Dividend Opportunity Fund

RiverSource Emerging Markets Bond Fund	Columbia Emerging Markets Bond Fund

RiverSource Equity Value Fund	Columbia Equity Value Fund

RiverSource Floating Rate Fund	Columbia Floating Rate Fund

RiverSource Global Bond Fund	Columbia Global Bond Fund

RiverSource Government Money Market Fund	Columbia Government Money Market Fund

RiverSource High Yield Bond Fund	Columbia High Yield Bond Fund

RiverSource Income Builder Basic Income Fund	Columbia Income Builder Fund

RiverSource Income Builder Enhanced Income Fund	Columbia Income Builder Fund III

RiverSource Income Builder Moderate Income Fund	Columbia Income Builder Fund II

RiverSource Income Opportunities Fund	Columbia Income Opportunities Fund

RiverSource Inflation Protected Securities Fund	Columbia Inflation Protected Securities Fund

RiverSource Mid Cap Growth Fund	Columbia Mid Cap Growth Opportunity Fund

RiverSource Mid Cap Value Fund	Columbia Mid Cap Value Opportunity Fund

Old Name	New Name
RiverSource Minnesota Tax-Exempt Fund	Columbia Minnesota Tax-Exempt Fund

RiverSource Partners International Select Value Fund	Columbia Multi-Advisor International Value Fund

RiverSource Partners Small Cap Value Fund	Columbia Multi-Advisor Small Cap Value Fund

RiverSource Portfolio Builder Aggressive Fund	Columbia Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Conservative Fund	Columbia Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund

RiverSource Portfolio Builder Moderate Fund	Columbia Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Total Equity Fund	Columbia Portfolio Builder Total Equity Fund

RiverSource Recovery and Infrastructure Fund	Columbia Recovery and Infrastructure Fund

RiverSource Retirement Plus 2010 Fund	Columbia Retirement Plus 2010 Fund

RiverSource Retirement Plus 2015 Fund	Columbia Retirement Plus 2015 Fund

RiverSource Retirement Plus 2020 Fund	Columbia Retirement Plus 2020 Fund

RiverSource Retirement Plus 2025 Fund	Columbia Retirement Plus 2025 Fund

RiverSource Retirement Plus 2030 Fund	Columbia Retirement Plus 2030 Fund

RiverSource Retirement Plus 2035 Fund	Columbia Retirement Plus 2035 Fund

RiverSource Retirement Plus 2040 Fund	Columbia Retirement Plus 2040 Fund

RiverSource Retirement Plus 2045 Fund	Columbia Retirement Plus 2045 Fund

RiverSource Strategic Allocation Fund	Columbia Strategic Allocation Fund

RiverSource Tax-Exempt Bond Fund	Columbia AMT-Free Tax-Exempt Bond Fund

RiverSource U.S. Government Mortgage Fund	Columbia U.S. Government Mortgage Fund

Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund

Seligman Frontier Fund	Columbia Frontier Fund

Seligman Global Technology Fund	Columbia Seligman Global Technology Fund

Old Name	New Name
Seligman Large-Cap Value Fund	Columbia Select Large-Cap Value Fund

Seligman Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund

Threadneedle Emerging Markets Fund	Columbia Emerging Markets Opportunity Fund

Threadneedle European Equity Fund	Columbia European Equity Fund

Threadneedle Global Equity Fund	Columbia Global Equity Fund

Threadneedle Global Extended Alpha Fund	Columbia Global Extended Alpha Fund

Prospectus Supplement — August 6, 2010

Fund (Prospectus Date)	Prospectus Form #

RiverSource 120/20 Contrarian Equity Fund (6/29/10)	S-6519-99 E
RiverSource Absolute Return Currency and Income Fund (12/30/09)	S-6502-99 H
RiverSource Balanced (11/27/09)	S-6326-99 AE
RiverSource California Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource Cash Management Fund (9/29/09)	S-6320-99 AG
RiverSource Cash Management Fund – Class Z (4/1/10)	S-6548-99 A
RiverSource Disciplined Equity Fund (9/29/09)	S-6263-99 J
RiverSource Disciplined International Equity Fund (12/30/09)	S-6506-99 F
RiverSource Disciplined Large Cap Growth Fund (11/27/09)	S-6285-99 E
RiverSource Disciplined Large Cap Value Fund (11/27/09)	S-6523-99 D
RiverSource Disciplined Small and Mid Cap Equity Fund (9/29/09)	S-6505-99 F
RiverSource Disciplined Small Cap Value Fund (9/29/09)	S-6397-99 F
RiverSource Diversified Bond Fund (10/30/09)	S-6495-99 AD
RiverSource Diversified Equity Income Fund (11/27/09)	S-6475-99 AE
RiverSource Dividend Opportunity Fund (8/28/09)(8/27/10)	S-6341-99 AE/AF
RiverSource Emerging Markets Bond Fund (12/30/09)	S-6398-99 F
RiverSource Equity Value Fund (5/28/10)	S-6382-99 Y
RiverSource Floating Rate Fund (9/29/09)	S-6501-99 F
RiverSource Global Bond Fund (12/30/09)	S-6309-99 AF
RiverSource Government Money Market Fund (3/1/10)	SL-9905-99 A
RiverSource High Yield Bond Fund (7/30/10)	S-6370-99 AF
RiverSource Income Builder Basic Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Enhanced Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Moderate Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Opportunities Fund (9/29/09)	S-6266-99 J
RiverSource Inflation Protected Securities Fund (9/29/09)	S-6280-99 H
RiverSource Intermediate Tax-Exempt Fund (1/29/10)	S-6355-99 V
RiverSource LaSalle Global Real Estate Fund (3/1/10)	SL-9910-99 A

S-6400-11 A (8/10)
Valid until next update

Fund (Prospectus Date)	Prospectus Form #

RiverSource LaSalle Monthly Dividend Real Estate Fund (3/1/10)	SL-9910-99 A
RiverSource Limited Duration Bond Fund (9/29/09)	S-6265-99 J
RiverSource Mid Cap Growth Fund (1/22/10)	S-6426-99 AF
RiverSource Mid Cap Value Fund (11/27/09)	S-6241-99 L
RiverSource Minnesota Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource New York Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource Partners Fundamental Value Fund (7/30/10)	S-6236-99 N
RiverSource Partners International Select Growth Fund (12/30/09)	S-6243-99 N
RiverSource Partners International Select Value Fund (12/30/09)	S-6242-99 N
RiverSource Partners International Small Cap Fund (12/30/09)	S-6258-99 L
RiverSource Partners Small Cap Value Fund (7/30/10)	S-6239-99 N
RiverSource Portfolio Builder Aggressive Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Conservative Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Aggressive Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Conservative Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Total Equity Fund (4/1/10)	S-6282-99 J
RiverSource Precious Metals and Mining Fund (5/28/10)	S-6142-99 AG
RiverSource Real Estate Fund (8/28/09)(8/27/10)	S-6281-99 H/J
RiverSource Recovery and Infrastructure Fund (6/29/10)	S-6529-99 D
RiverSource Retirement Plus 2010 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2015 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2020 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2025 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2030 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2035 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2040 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2045 Fund (6/29/10)	S-6507-99 G
RiverSource S&P 500 Index Fund (4/1/10)	S-6434-99 R
RiverSource Short Duration U.S. Government Fund (7/30/10)	S-6042-99 AG
RiverSource Small Company Index Fund (4/1/10)	S-6357-99 W
RiverSource Strategic Allocation Fund (11/27/09)	S-6141-99 AF
RiverSource Strategic Income Allocation Fund (11/27/09)	S-6287-99 E
RiverSource Tax-Exempt Bond Fund (1/29/10)	S-6310-99 AG
RiverSource Tax-Exempt High Income Fund (1/29/10)	S-6430-99 AG

Fund (Prospectus Date)	Prospectus Form #

RiverSource U.S. Government Mortgage Fund (7/30/10)	S-6245-99 M
Seligman Capital Fund (3/1/10)	SL-9906-99 A
Seligman Communications and Information Fund (3/1/10)	SL-9907-99 A
Seligman Frontier Fund (12/30/09)	SL-9904-99 A
Seligman Global Technology Fund (12/30/09)	SL-9903-99 A
Seligman Growth Fund (3/1/10)	SL-9908-99 A
Seligman Large-Cap Value Fund (3/1/10)	SL-9911-99 A
Seligman Smaller-Cap Value Fund (3/1/10)	SL-9911-99 A
Seligman TargETFund 2015 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2025 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2035 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2045 (11/27/09)	SL-9901-99 A
Seligman TargETFund Core (11/27/09)	SL-9901-99 A
Seligman California Municipal High-Yield Fund (11/27/09)	SL-9902-99 A
Seligman California Municipal Quality Fund (11/27/09)	SL-9902-99 A
Seligman Minnesota Municipal Fund (11/27/09)	SL-9902-99 A
Seligman National Municipal Fund (11/27/09)	SL-9902-99 A
Seligman New York Municipal Fund (11/27/09)	SL-9902-99 A
Threadneedle Asia Pacific Fund(12/30/09)	S-6532-99 C
Threadneedle Emerging Markets Fund (12/30/09)	S-6354-99 W
Threadneedle European Equity Fund (12/30/09)	S-6006-99 P
Threadneedle Global Equity Fund (12/30/09)	S-6334-99 AH
Threadneedle Global Equity Income Fund (12/30/09)	S-6525-99 AH
Threadneedle Global Extended Alpha Fund (12/30/09)	S-6527-99 AH
Threadneedle International Opportunity Fund (12/30/09)	S-6140-99 AH

Effective September 7, 2010 (the Effective Date), the Columbia funds, Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described herein. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor. For details on this particular policy, see below in this Supplement the restatement of the section “Rights of Accumulation (ROA).”

For purposes of this Supplement, the Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Columbia funds. The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the RiverSource funds. Together the Columbia funds and the RiverSource funds are referred to as the Funds. On September 27, 2010, certain of the RiverSource, Seligman and Threadneedle funds will change their names to reflect the Columbia brand. Regardless of the name change to a RiverSource fund, a Seligman fund or a Threadneedle fund, each of these Funds should be regarded as a RiverSource fund, Seligman fund or Threadneedle fund (per their current name) and should not be considered a “Columbia fund” for purposes of this Supplement.

The following terms have the following meaning: Columbia Management or the investment manager means Columbia Management Investment Advisers, LLC, the Transfer Agent means Columbia Management Investment Services Corp., and the Distributor means Columbia Management Investment Distributors, Inc. In addition, as used throughout this Supplement, the terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Additional information about the Funds can be obtained by contacting the following:

Websites*	Toll-free Numbers**	Mailing Addresses**

For Columbia funds at any time and all Funds on and after September 27, 2010: www.columbiamanagement.com	For Columbia funds at any time and all Funds on and after September 7, 2010: 800.345.6611	For all Funds: Regular Mail: The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

For RiverSource and Threadneedle funds on or before September 26, 2010: www.riversource.com	For RiverSource funds on or before September 6, 2010: 800.221.2450	Express Mail: The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

For Seligman funds on or before September 26, 2010: www.seligman.com

* The website references in this prospectus supplement are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus supplement.
** For those Funds with a prospectus Summary section entitled “BUYING AND SELLING SHARES — Exchanging or Selling Shares,” the information therein is amended to reflect the toll free numbers and mailing addresses noted here.

On the Effective Date, certain of the RiverSource fund share classes will be converted or redesignated (renamed) and certain share classes will be closed. Each conversion and renaming will be treated as a non-reportable, non-taxable transaction. The current share classes offered by the RiverSource funds (which includes the Seligman and Threadneedle branded funds) and their status as of the Effective Date (or other date, as noted below) are as follows:

Current Share Class (prior to the Effective Date)	Share Class on and after the Effective Date

Class A	Class A

Class B	Class B (Closed to new and existing investors)

Class C	Class C

Class D	Renamed as Class A

Class E*	Renamed as Class Z*

Class I	Class I

Class R2	Renamed as Class R

Class R3	Class R3 (Closed to new investors effective December 31, 2010)**

Class R4	Class R4 (Closed to new investors effective December 31, 2010)**

Class R5	Class R5 (Closed to new investors effective December 31, 2010)**

Class W	Class W

Class Y	Converted to or Renamed as Class Z***

Class Z	Class Z

* Relates to RiverSource S&P 500 Index Fund.
** Class R3, R4 and Class R5 shares are closed to new investors as of the close of business on December 31, 2010, as further described below in this Supplement.
*** For RiverSource Cash Management Fund, Class Y shares will be converted to Class Z shares on or about August 27, 2010. For RiverSource Retirement Plus Funds, Class Y shares will be renamed as Class Z shares on the Effective Date.

Accordingly, on the Effective Date, the RiverSource funds will offer the following share classes: Class A, Class C, Class I, Class R, Class W and Class Z shares, and will offer Class R3, Class R4 and Class R5 until their close effective at the close of business on December 31, 2010.

The following changes are effective on the Effective Date:

The following information replaces the information under and including the captions “Buying and Selling Shares — Description of Share Classes — Investment Options — Classes of Shares — Investment Options Summary” (which is renamed as “Choosing a Share Class — Comparison of the Share Classes”).

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus (the Fund may also offer other classes of shares through a separate prospectus). Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your financial intermediary, not all share classes may be made available to you. The following summarizes the primary features of the Class A, Class C, Class I, Class R (formerly Class R2), Class R3, Class R4, Class R5, Class W and Class Z shares (but, as stated above, the Fund offers only the classes of shares set forth on the cover of this prospectus). Although as of the Effective Date Class B shares are closed to new and existing investors, information relating to Class B shares is included in the table below because certain qualifying purchase orders for Class B shares are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for reduction or waiver of sales charges when you buy or sell shares.

Each investor’s personal situation is different and you may wish to discuss with your financial intermediary which share class is best for you. Your authorized financial intermediary or financial advisor can help you determine which share class(es) is available to you and to decide which class of shares best meets your needs.

	Eligible Investors and	Investment	Conversion
	Minimum Initial Investments(a)	Limits	Features

Class A*	Class A shares are available to the general public for investment; minimum initial investments generally range from $0 to $2,000.***	none	none

Class B*	Effective September 7, 2010, the RiverSource funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange as described below.**	up to $49,999	convert to Class A shares generally eight years after purchase(e)

Class C*	Class C shares are available to the general public for investment; minimum initial investments range from $0 to $2,000.***	up to $999,999; no limit for eligible employee benefit plans†	none

Class I*	Class I shares are only available to the Funds.	none	none

Class R (formerly Class R2)*	Class R shares are only available to eligible retirement plans and health savings accounts.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. The share class is available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(g)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors. The share class is available to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(g)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors. The share class is available to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(g)	none	none

Class W*	Class W shares are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Z*	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,000.***	none	none

Maximum
			Distribution	Non 12b-1
	Front-End	Contingent Deferred	and Service	Service
	Sales Charges(b)	Sales Charges (CDSCs)(b)	(12b-1) Fees(c)	Fees

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more none, money market Funds and RiverSource S&P 500 Index Fund(d)	a CDSC applies only to certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(d)	0.25% distribution and service fees, except RiverSource Cash Management Fund, which pays 0.10% distribution and service fees	none

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years(e)	0.75% distribution fee and 0.25% service fee, except RiverSource Cash Management Fund, which pays up to 0.75% distribution fee and up to 0.10% service fee	none

Class C*	none	1.00% on investments redeemed within one year of purchase	0.75% distribution fee and 0.25% service fee, except RiverSource Cash Management Fund, which pays 0.75% distribution fee	none

Class I*	none	none	none	none

Class R (formerly Class R2)*	none	none	0.50% fee, of which service fee can be up to 0.25%	none

Class R3*	none	none	0.25% distribution fee	0.25%(f)

Class R4*	none	none	none	0.25%(f)

Class R5*	none	none	none	none

Class W*	none	none	0.25% distribution and service fees, except RiverSource Cash Management Fund, which pays 0.10% distribution and service fees	none

Class Z*	none	none	none	none

* For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment), Class R (available as a new investment only to investors in the Distributor’s proprietary 401(k) products), Class W or Class Z shares of the Fund. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.

** Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or service agent may have different polices, including automatically redirecting the purchase order to a money market fund.

*** The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, RiverSource Floating Rate Fund and RiverSource Inflation Protected Securities Fund, and $10,000 for RiverSource 120/20 Contrarian Equity Fund, Threadneedle Global Extended Alpha Fund and RiverSource Absolute Return Currency and Income Fund.

† There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(a) See below and the prospectus (as supplemented hereby) for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements of these share classes.

(b) See below and the prospectus (as supplemented hereby) for information about certain exceptions to these sales charges.

(c) The maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds. See “Distribution and Service Fees” below for more information.

(d) There is no CDSC on Class A shares of the money market Funds or RiverSource S&P 500 Index Fund.

(e) See below for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares.

(f) See “Plan Administration Fee” below for more information.

(g) Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See below for more information on eligible investors in Class R3, Class R4 and Class R5 shares and the closing of these share classes.

The following information replaces the information under “Distribution and Service Fees” (if applicable):

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual percent of average daily net assets) and the combined amount of such fees applicable to each share class of the RiverSource funds (including the Seligman and Threadneedle branded funds).

	Distribution	Service	Combined
	Fee	Fee	Total
Class A	up to 0.25%	up to 0.25%	0.25%(a)
Class B	0.75%	0.25%	1.00%(b)
Class C	0.75%	0.25%	1.00%(a)
Class I	none	none	none
Class R	up to 0.50%	up to 0.25%	0.50%(a)(c)
Class R3	0.25%	0.25%(d)	0.50%(d)
Class R4	none	0.25%(d)	0.25%(d)
Class R5	none	none	none
Class W	up to 0.25%	up to 0.25%	0.25%(a)
Class Y	none	none	none
Class Z	none	none	none

(a) Fees amounts noted apply to all Funds other than RiverSource Cash Management Fund, which for each of Class A and Class W shares, pays distribution and service fees of 0.10% and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(b) Fees amounts noted apply to all Funds other than RiverSource Cash Management Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%. Effective after the close of business on September 3, 2010, Class B shares will be closed to new and existing investors.
(c) The RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For RiverSource funds Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(d) The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Fund’s Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R (formerly Class R2), R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the Distributor for certain expenses it incurs in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For RiverSource fund Class B shares, and, for the first 12 months following the sale of RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For all Funds except RiverSource S&P 500 Index Fund, the following information replaces the information under the section heading “Plan Administration Fee”:

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

For RiverSource S&P 500 Index Fund, the information under and including the section heading “Plan Administration Fee” is hereby deleted.

The following information replaces the information under “Determining which class of shares to purchase — Class A, Class B and Class C shares”:

Class B Shares Closing
Currently, Class B shares for RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases.

As of the Effective Date, the Fund’s Class B shares will be closed to new accounts and additional purchases by existing Class B shareholders. As of the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund’s existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Funds that offer Class B shares for exchange. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions until their conversion to Class A shares.

On and after the Effective Date, any purchase orders for Class B shares that are initial investments or that are orders for additional shares, including orders made through an active systematic investment plan (other than a permitted exchange or a distribution reinvestment, or purchase orders submitted by a financial intermediary through the National Securities Clearing Corporation (NSCC) as described in more detail below), will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. By being invested in Class A shares (instead of Class B shares), the actual amount invested in the Fund will be reduced by the amount of any applicable front-end sales charge. For purposes of determining the applicable Class A front-end sales charge, the value of a shareholder’s account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see Rights of Accumulation (ROA) below for more information. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for Fund Class B shares on and after the Effective Date or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s financial advisor through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

On and after the Effective Date, the Repurchase privilege (described below under Repurchases) will no longer be offered for Class B shares. However, shareholders who redeem Class B shares (subject to the imposition of any applicable contingent deferred sales charge (CDSC)) and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial intermediary or the Transfer Agent in writing in advance of reinvestment and must repurchase shares into an account with the same account owner information. Please see Repurchases below for more information.

All other Class B share features, including but not limited to distribution and service fees, CDSC and conversion features, will remain unchanged for Class B shares held on and after the Effective Date.

Class C Shares
New purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher, except that there is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. See below under Rights of Accumulation (ROA) below for information on rights of accumulation.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

The following information replaces the information under “Determining which class of shares to purchase — Class I Shares”:

The following eligible investors may purchase Class I shares:

•	Any fund distributed by the Distributor, if the fund seeks to achieve its investment objective by investing in shares of the Funds.

Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized financial intermediary.

The following information replaces the information under “Determining which class of shares to purchase — Class R and Y Shares”:

Class R shares (formerly Class R2 shares)
Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Ameriprise Financial, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept or authorize selling and/or servicing agents to accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares
Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent receives with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

The following information replaces the table under “Sales Charges — Initial sales charge for Class A shares”:

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule For
 Equity Funds and Funds-of-Funds (equity)*

			Amount retained by
		Sales charge	or paid to selling
	Sales charge	as a % of the	and/or servicing
Dollar amount of	as a % of the	net amount	agents as a % of
shares bought(a)	offering price(b)	invested(b)	the offering price
$0 — $49,999	5.75%	6.10%	5.00%
$50,000 — $99,999	4.50%	4.71%	3.75%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.15%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule For
 Fixed Income Funds (except those listed below) and Funds-of-Funds
 (fixed income)*

			Amount retained by
		Sales charge	or paid to selling
	Sales charge	as a % of the	and/or servicing
Dollar amount of	as a % of the	net amount	agents as a % of
shares bought(a)	offering price(b)	invested(b)	the offering price
$0 — $49,999	4.75%	4.99%	4.00%
$50,000 — $99,999	4.25%	4.44%	3.50%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.15%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule For
 RiverSource Absolute Return Currency and Income Fund, RiverSource
 Floating Rate Fund, RiverSource Inflation Protected Securities Fund,
 RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration
 Bond Fund and RiverSource Short Duration U.S. Government Fund

			Amount retained by
		Sales charge	or paid to selling
	Sales charge	as a % of the	and/or servicing
Dollar amount of	as a % of the	net amount	agents as a % of
shares bought(a)	offering price(b)	invested(b)	the offering price
$0 — $99,999	3.00%	3.09%	2.50%
$100,000 — $249,999	2.50%	2.56%	2.15%
$250,000 — $499,999	2.00%	2.04%	1.75%
$500,000 — $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

* There is no front-end sales charge on RiverSource S&P 500 Index Fund Class A shares. “Funds-of-funds (equity)” includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Rights of Accumulation (ROA) for a discussion of account value aggregation.

(b) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.
(d) For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — Commissions
The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 3.00% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

 Class A Shares — Commission Schedule (Paid by the Distributor to Selling
 and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)
$1 million — $2,999,999	1.00%**
$3 million — $49,999,999	0.50%
$50 million or more	0.25%

* Not applicable to RiverSource S&P 500 Index Fund.
** For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million

The following information replaces the information under “Rights of Accumulation (ROA)” and “Letter of Intent (LOI)”:

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A, Class E or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts
The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and Class Z shares.

The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

The following information replaces the information under “Initial Sales Charge — Waivers of the sales charge for Class A shares”:

The following categories of investors may buy Class A shares of the Fund at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors[1];

•	registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor[1](;

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor; or

1 including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code.

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Funds are a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

The following information replaces the information under “Class A — contingent deferred sales charge”:

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted immediately above.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply.

The following information replaces the information under “CDSC — Waivers of the CDSC for Class A shares” and “CDSC — Waivers of the CDSC for Class C shares”:

CDSC — Waivers of the CDSC for Class A and Class C shares.  The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death.

•	to which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase.

•	purchased through reinvestment of dividends and capital gain distributions.

•	in an account that has been closed because it falls below the minimum account balance.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor.

•	of Class A shares of a Fund initially purchased by an employee benefit plan.

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination.

•	in connection with the Fund’s Small Account Policy (as described below).

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party.

•	by certain other investors as set forth in more detail in the SAI.

The following information replaces the information under “Class B and Class C — CDSC alternative — For Class B”:

Class B Shares — Sales Charges
Effective September 7, 2010, the RiverSource funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class B Shares — CDSC
You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See “CDSC — Waivers of the CDSC for Class B shares” for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

 Class B Shares — CDSC Schedule for the RiverSource funds

Number of Years	Applicable
Class B Shares Held	CDSC*
One	5.00%
Two	4.00%
Three	3	.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares

* Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

For purposes of calculating the CDSC on shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class B Shares — Commissions
If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares.

Conversion of Class B Shares to Class A Shares
Class B shares purchased in a Columbia fund at any time, a RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Columbia fund at any time, Seligman fund at any time, or a RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2006 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

The following information replaces the information under “CDSC — Waivers of the CDSC for Class B shares”:

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

•	in connection with the Fund’s Small Account Policy (as described below).

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

The following information is added as a new last paragraph to “Class B and Class C — CDSC alternative — For Class C”:

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on

September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

The information under “Methods of Purchasing Shares” is amended to reflect the following:

As of the Effective Date, all references to telephone numbers of the Transfer Agent are changed to 800.345.6611, except that to place orders by telephone, please call the Transfer Agent at 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at the websites listed below or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to (the following addresses may also be used to request an exchange or redemption of shares):

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Websites*

For Columbia funds at any time	For RiverSource and	For Seligman funds
and all Funds on and after	Threadneedle funds on or before	on or before
September 27, 2010:	September 26, 2010:	September 26, 2010:
www.columbiamanagement.com	www.riversource.com	www.seligman.com

* The website references in this prospectus supplement are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus supplement.

The following table replaces the table under “Minimum Investment and Account Balance” and, for those Funds with a prospectus Summary section entitled “BUYING AND SELLING SHARES,” the information therein is amended to reflect the following information:

Minimum Investment and Account Balance
			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund,	Value Fund,
			Threadneedle	RiverSource
	For all Funds,		Global Extended	Floating Rate
	classes and		Alpha Fund,	Fund,
	accounts except		RiverSource	RiverSource
	those listed to	Individual	Absolute Return	Inflation
	the right	Retirement	Currency and	Protected
	(nonqualified)	Accounts	Income Fund	Securities Fund	Class R	Class W	Class Z

Minimum Initial investment	$2,000(a)	$1,000	$10,000	$5,000	none	$500	Variable(a)(b)

Minimum Additional investments	$100	$100	$100	$100	none	none	$100

Minimum Account balance	$250(c)	none	$5,000	$2,500	none	$500	$250(c)

(a) If your Fund account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a scheduled investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance.
(b) The minimum initial investment amount for Class Z shares varies from none, to $1,000 to $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(c) If the value of your Fund account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Small Account Policy.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans
			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund,	Value Fund,
			Threadneedle	RiverSource
	For all Funds,		Global Extended	Floating Rate
	classes and		Alpha Fund,	Fund,
	accounts except		RiverSource	RiverSource
	those listed to	Individual	Absolute Return	Inflation
	the right	Retirement	Currency and	Protected
	(nonqualified)	Accounts	Income Fund	Securities Fund	Class R	Class W	Class Z

Minimum Initial investment	$100(a)	$100(b)	$10,000	$5,000	none	$500	variable(c)

Minimum Additional investments	$100	$50	$100	$100	none	none	$100

Minimum Account balance*	none(b)	none	$5,000	$2,500	none	$500	none

*  If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a) money market Funds — $2,000
(b) money market Funds — $1,000
(c) The minimum initial investment amount for Class Z shares varies from none, to $1,000 to $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or subaccounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements for the classes of shares may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

With respect a Medallion Signature Guarantee, as of the Effective Date, the dollar threshold triggering the need for a Medallion Signature Guarantee is increased from an amount greater than $50,000 to an amount greater than $100,000. The following information replaces the information relating to how to obtain a Medallion Signature Guarantee:

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion signature guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP)

and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

As of the Effective Date, the following limits are applicable:

You can sell up to and including an aggregate of $100,000 of Fund shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of Fund shares per day, per Fund. You can buy up to and including $100,000 of Fund shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

The following is hereby added under “Methods of Purchasing Shares”:

Online Transactions
Once Class A, Class B, Class C, Class R, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of Fund shares per day, per Fund account through the internet if you qualify for internet orders.

Important:
Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 14 days to clear. If you request a redemption within 14 days of purchase, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. Proceeds from purchases by check or from a bank account as an Automated Clearing House (ACH) transaction will be held when you sell those shares for up to 10 days after the trade date of the purchase.

Systematic Withdrawal Plan
The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class  I, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your Fund account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)
The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y and Class W shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts
The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase.

Systematic Exchanges
You may buy Class A, Class B, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

Same-Fund Exchange Privilege for Class Z Shares
Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/ or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy.

The following information replaces the information under and including the caption heading “Other exchange policies”:

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of an equity Fund, you may not exchange from Class C shares of that equity Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into an equity or fixed income Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and the CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of an equity Fund or fixed income Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

The following information replaces the information under “Check Redemption Service”:

Effective September 7, 2010, only Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

The following information replaces the information under “Short-Term or Excessive Trading”:

Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds
The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

The following information replaces the information under “Repurchases”:

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption from any Class A, B, C or T shares within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

After the close of business on September 3, 2010, RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a RiverSource fund. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial advisor or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, the Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of

Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. Systematic withdrawals and purchases are excluded from this policy.

The last sentence of the fourth paragraph under “Pricing and Valuing of Fund Shares” is replaced with the following:

The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

The following information replaces the information under and including the section heading “PAYMENTS TO FINANCIAL INTERMEDIARIES”:

Financial Intermediary Compensation
The Distributor and the investment manager make payments, from their own resources, to certain financial intermediaries, including selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Columbia fund (other than the Columbia Acorn funds) and each RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in such accounts for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/

dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the investment manager and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others.

For RiverSource S&P 500 Index Fund:

On and after the Effective Date, the Redemption Fee and Maximum annual account fee (for accounts under $10,000) on Class D and Class E shares (to be renamed as Class A and Class Z respectively), as described in the table of Shareholder fees under the caption “Fees and Expenses of the Fund” in the Summary of the Fund are no longer applicable.

Prospectus

RiverSource
High Yield Bond Fund

Prospectus July 30, 2010

RiverSource High Yield Bond Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Class	Ticker Symbol

Class A	INEAX
Class B	IEIBX
Class C	APECX
Class I	RSHIX
Class R2	—
Class R3	—
Class R4	RSHYX
Class R5	RSHRX
Class W	RHYWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	5p
Principal Risks of Investing in the Fund	5p
Past Performance	8p
Fund Management	9p
Buying and Selling Shares	9p
Tax Information	10p
Financial Intermediary Compensation	10p
More Information about the Fund
Investment Objective	11p
Principal Investment Strategies of the Fund	11p
Principal Risks of Investing in the Fund	12p
More about Annual Fund Operating Expenses	17p
Other Investment Strategies and Risks	19p
Fund Management and Compensation	21p
Financial Highlights	23p
Buying and Selling Shares	S.1
Description of Share Classes	S.2
Investment Options — Classes of Shares	S.2
Sales Charges	S.7
Opening an Account	S.16
Exchanging or Selling Shares	S.20
Exchanges	S.23
Selling Shares	S.26
Pricing and Valuing of Fund Shares	S.27
Distributions and Taxes	S.28
General Information	S.32

2p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

RiverSource High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in any of the funds in the fund family branded RiverSource, Seligman or Threadneedle. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.7 of this prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R2,
	Class A	Class B	Class C	R3, R4, R5, W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R2
Management fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%
Other expenses	0.26%	0.27%	0.27%	0.10%	0.40%
Total annual fund operating expenses	1.09%	1.85%	1.85%	0.68%	1.48%
Less: Fee waiver/expense reimbursement(a)	(0.02%)	(0.02%)	(0.02%)	0.00%	0.00%
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.07%	1.83%	1.83%	0.68%	1.48%

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  3p

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5	Class W
Management fees	0.58%	0.58%	0.58%	0.58%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%	0.25%
Other expenses	0.40%	0.41%	0.15%	0.29%
Total annual fund operating expenses	1.23%	0.99%	0.73%	1.12%
Less: Fee waiver/expense reimbursement(a)	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver/expense reimbursement(a)	1.23%	0.99%	0.73%	1.12%

(a)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.07% for Class A, 1.83% for Class B and 1.83% for Class C.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$579	$803	$1,046	$1,743
Class B (if shares are redeemed)	$686	$880	$1,200	$1,973
Class B (if shares are not redeemed)	$186	$580	$1,000	$1,973
Class C (if shares are redeemed)	$286	$580	$1,000	$2,173
Class C (if shares are not redeemed)	$186	$580	$1,000	$2,173
Class I (whether or not shares are redeemed)	$69	$218	$379	$850
Class R2 (whether or not shares are redeemed)	$151	$468	$809	$1,774
Class R3 (whether or not shares are redeemed)	$125	$391	$677	$1,494
Class R4 (whether or not shares are redeemed)	$101	$316	$548	$1,218
Class R5 (whether or not shares are redeemed)	$75	$234	$407	$910
Class W (whether or not shares are redeemed)	$114	$356	$618	$1,368

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk”). These high-yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

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Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

High Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

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PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.221.2450 or visiting performance.riversource.com (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds).

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Class A Annual Total Returns (before sales charge) (BAR CHART) 50% 40% 30% 20% 10% 0% -10% -20% -30% -10.31% +4.80% -7.04% +25.81% +11.76% +4.36% +10.76% +2.07% -24.59% +49.91% 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +24.08% (quarter ended June 30, 2009).

•	Lowest return for a calendar quarter was -18.37% (quarter ended Dec. 31, 2008).

•	Class A year-to-date return was +2.92% at June 30, 2010.

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Average Annual Total Returns (after applicable sales charges)

Class R2,
				Class C	Class I	R3 and R5	Class W
				Since	Since	Since	Since
				inception	inception	inception	inception
(for periods ended Dec. 31, 2009)	1 year	5 years	10 years	(6/26/00)	(3/4/04)	(12/11/06)	(12/1/06)

RiverSource High Yield Bond Fund:
Class A — before taxes	+42.81%	+4.90%	+4.55%	N/A	N/A	N/A	N/A
Class A — after taxes on distributions	+38.31%	+2.04%	+1.33%	N/A	N/A	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+27.36%	+2.44%	+1.80%	N/A	N/A	N/A	N/A
Class B — before taxes	+44.59%	+4.83%	+4.27%	N/A	N/A	N/A	N/A
Class C — before taxes	+48.26%	+5.12%	N/A	+4.85%	N/A	N/A	N/A
Class I — before taxes	+50.74%	+6.27%	N/A	N/A	+7.16%	N/A	N/A
Class R2 — before taxes	+49.92%	N/A	N/A	N/A	N/A	+4.68%	N/A
Class R3 — before taxes	+49.49%	N/A	N/A	N/A	N/A	+4.97%	N/A
Class R4 — before taxes	+50.09%	+6.11%	+5.23%	N/A	N/A	N/A	N/A
Class R5 — before taxes	+50.42%	N/A	N/A	N/A	N/A	+5.30%	N/A
Class W — before taxes	+50.18%	N/A	N/A	N/A	N/A	N/A	+4.88%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+58.90%	+6.56%	+7.09%	+7.60%	+7.21%	+6.17%	+6.32%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+49.49%	+4.27%	+4.13%	+4.56%	+5.12%	+2.88%	+3.04%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jennifer Ponce de Leon	Portfolio Manager	May 2010
Brian Lavin, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

	Nonqualified accounts
Minimum Initial Investment	(for all classes except W)	Tax qualified accounts	Class W

For investors other than scheduled investment plans	$2,000	$1,000	$500
Scheduled investment plans	$100	$100	$500

	Nonqualified accounts
Subsequent Investments	(for all classes except W)	Tax qualified accounts	Class W

For investors other than scheduled investment plans	$100	$100	None
Scheduled investment plans	$100	$50	None

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Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., c/o Boston Financial,
P.O. Box 8041, Boston, MA 02266-8041

Express Mail: Columbia Management Investment Services Corp., c/o Boston Financial,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.221.2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

RiverSource High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments using:

•	Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns.

•	A process focused on identifying issuers with improving credit quality characterized by several factors including:

•	stable and strengthening cash flows,

•	the ability to de-leverage through free cash flow,

•	asset valuations supporting debt,

•	strong management,

•	strong and sustainable market positioning, and

•	access to capital.

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•	A top down assessment of broad economic and market conditions to determine quality and industry weightings.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, considerations by the investment manager include but are not limited to:

•	Deterioration in the issuer’s results relative to analyst expectations,

•	Inability of the issuer to de-leverage,

•	Reduced asset coverage for the issuer,

•	Deterioration in the issuer’s competitive position,

•	Reduced access to capital for the issuer,

•	Changes in the issuer’s management,

•	The investment manager’s price target for the security has been achieved, and

•	The investment manager’s assessment of the security’s relative upside value is limited.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

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Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

High Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

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Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

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Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

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Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.07% for Class A, 1.83% for Class B, 1.83% for Class C, 0.70% for Class I, 1.50% for Class R2, 1.25% for Class R3, 1.00% for Class R4, 0.75% for Class R5 and 1.15% for Class W.

18p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”) ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “General Information” for more information.

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  19p

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

20p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.58% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the period ended May 31, 2010.

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  21p

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jennifer Ponce de Leon, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Leader of the high yield fixed income sector team since 2003.

•	Joined the investment manager in 1997.

•	Began investment career in 1989.

•	MBA, DePaul University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The fixed income department of the investment manager is divided into six specialized teams (sector teams) and six multi-sector teams. The specialized teams, which include the high yield fixed income sector team, are each focused on a specific sector of the fixed income market. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund’s portfolio managers lead or are members of the team that specializes in the sector in which the Fund primarily invests, and also serve on a strategy committee responsible for implementation of the Fund’s overall investment strategy.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

22p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after May 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before May 31, 2007 has been audited by other auditors.

Class A	Year ended May 31,
Per share data	2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income (loss)	.20		.22	.22		.20	.20
Net gains (losses) (both realized and unrealized)	.31		(.44)	(.29)		.15	.03

Total from investment operations	.51		(.22)	(.07)		.35	.23

Less distributions:
Dividends from net investment income	(.20)		(.22)	(.21)		(.22)	(.20)
Tax return of capital	—		—	(.00	)(a)	—	—

Total distributions	(.20)		(.22)	(.21)		(.22)	(.20)

Proceeds from regulatory settlement	.00	(a)	—	—		—	—

Net asset value, end of period	$2.61		$2.30	$2.74		$3.02	$2.89

Total return	22.80%	(b)	(7.04% )	(2.40%	)	12.77% (c)	8.27%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	1.09%		1.14%	1.13%		1.08%	1.08%

Net expenses after expense waiver/reimbursement(e)	1.03%		1.02%	1.10%		1.08%	1.08%

Net investment income (loss)	7.95%		9.85%	7.71%		6.94%	6.78%

Supplemental data
Net assets, end of period (in millions)	$1,193		$1,004	$1,134		$1,463	$1,535

Portfolio turnover rate	94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  23p

Class B	Year ended May 31,
Per share data	2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income (loss)	.18		.20	.19		.18	.18
Net gains (losses) (both realized and unrealized)	.31		(.44)	(.29)		.15	.03

Total from investment operations	.49		(.24)	(.10)		.33	.21

Less distributions:
Dividends from net investment income	(.18)		(.20)	(.18)		(.20)	(.18)
Tax return of capital	—		—	(.00	)(a)	—	—

Total distributions	(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	.00	(a)	—	—		—	—

Net asset value, end of period	$2.61		$2.30	$2.74		$3.02	$2.89

Total return	21.88%	(b)	(7.77% )	(3.17%	)	11.91% (c)	7.45%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	1.85%		1.90%	1.89%		1.84%	1.83%

Net expenses after expense waiver/reimbursement(e)	1.79%		1.78%	1.86%		1.84%	1.83%

Net investment income (loss)	7.19%		8.98%	6.92%		6.18%	6.00%

Supplemental data
Net assets, end of period (in millions)	$91		$110	$174		$321	$433

Portfolio turnover rate	94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

24p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

Class C	Year ended May 31,
Per share data	2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.28		$2.72	$3.00		$2.87	$2.84

Income from investment operations:
Net investment income (loss)	.18		.20	.19		.18	.18
Net gains (losses) (both realized and unrealized)	.31		(.44)	(.29)		.15	.03

Total from investment operations	.49		(.24)	(.10)		.33	.21

Less distributions:
Dividends from net investment income	(.18)		(.20)	(.18)		(.20)	(.18)
Tax return of capital	—		—	(.00	)(a)	—	—

Total distributions	(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	.00	(a)	—	—		—	—

Net asset value, end of period	$2.59		$2.28	$2.72		$3.00	$2.87

Total return	22.01%	(b)	(7.86% )	(3.21%	)	11.95% (c)	7.47%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	1.85%		1.89%	1.88%		1.83%	1.83%

Net expenses after expense waiver/reimbursement(e)	1.79%		1.77%	1.86%		1.83%	1.83%

Net investment income (loss)	7.14%		9.11%	6.95%		6.18%	6.02%

Supplemental data
Net assets, end of period (in millions)	$70		$22	$19		$26	$28

Portfolio turnover rate	94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  25p

Class I	Year ended May 31,
Per share data	2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.29		$2.73	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income (loss)	.21		.23	.23		.21	.21
Net gains (losses) (both realized and unrealized)	.31		(.44)	(.30)		.16	.03

Total from investment operations	.52		(.21)	(.07)		.37	.24

Less distributions:
Dividends from net investment income	(.21)		(.23)	(.22)		(.24)	(.21)
Tax return of capital	—		—	(.00	)(a)	—	—

Total distributions	(.21)		(.23)	(.22)		(.24)	(.21)

Proceeds from regulatory settlement	.00	(a)	—	—		—	—

Net asset value, end of period	$2.60		$2.29	$2.73		$3.02	$2.89

Total return	23.35%	(b)	(6.75% )	(2.36%	)	13.21% (c)	8.69%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	.68%		.70%	.72%		.67%	.69%

Net expenses after expense waiver/reimbursement(e)	.63%		.65%	.69%		.67%	.69%

Net investment income (loss)	8.36%		10.34%	8.13%		7.37%	7.49%

Supplemental data
Net assets, end of period (in millions)	$144		$74	$72		$97	$24

Portfolio turnover rate	94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

26p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

Class R2	Year ended May 31,
Per share data	2010		2009	2008	2007(f)
Net asset value, beginning of period	$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income (loss)	.20		.21	.21	.11
Net gains (losses) (both realized and unrealized)	.31		(.44)	(.29)	.05

Total from investment operations	.51		(.23)	(.08)	.16

Less distributions:
Dividends from net investment income	(.19)		(.21)	(.20)	(.09)

Proceeds from regulatory settlement	.00	(a)	—	—	—

Net asset value, end of period	$2.62		$2.30	$2.74	$3.02

Total return	22.79%	(b)	(7.38% )	(2.75% )	5.72%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	1.48%		1.52%	1.51%	1.45%	(g)

Net expenses after expense waiver/reimbursement(e)	1.43%		1.39%	1.25%	1.45%	(g)

Net investment income (loss)	7.46%		9.46%	7.63%	6.58%	(g)

Supplemental data
Net assets, end of period (in millions)	$6		$—	$—	$—

Portfolio turnover rate	94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  27p

Class R3	Year ended May 31,
Per share data	2010		2009	2008	2007(f)
Net asset value, beginning of period	$2.31		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income (loss)	.20		.22	.22	.11
Net gains (losses) (both realized and unrealized)	.31		(.43)	(.29)	.06

Total from investment operations	.51		(.21)	(.07)	.17

Less distributions:
Dividends from net investment income	(.20)		(.22)	(.21)	(.10)

Proceeds from regulatory settlement	.00	(a)	—	—	—

Net asset value, end of period	$2.62		$2.31	$2.74	$3.02

Total return	22.56%	(b)	(6.70% )	(2.47% )	5.85%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	1.23%		1.25%	1.26%	1.20%	(g)

Net expenses after expense waiver/reimbursement(e)	1.18%		1.20%	.99%	1.20%	(g)

Net investment income (loss)	7.81%		11.09%	7.82%	6.84%	(g)

Supplemental data
Net assets, end of period (in millions)	$4		$1	$—	$—

Portfolio turnover rate	94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

28p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

Class R4	Year ended May 31,
Per share data	2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.30		$2.74	$3.01		$2.89	$2.86

Income from investment operations:
Net investment income (loss)	.21		.22	.23		.21	.21
Net gains (losses) (both realized and unrealized)	.30		(.43)	(.29)		.14	.02

Total from investment operations	.51		(.21)	(.06)		.35	.23

Less distributions:
Dividends from net investment income	(.20)		(.23)	(.21)		(.23)	(.20)
Tax return of capital	—		—	(.00	)(a)	—	—

Total distributions	(.20)		(.23)	(.21)		(.23)	(.20)

Proceeds from regulatory settlement	.00	(a)	—	—		—	—

Net asset value, end of period	$2.61		$2.30	$2.74		$3.01	$2.89

Total return	22.92%	(b)	(6.86% )	(1.87%	)	12.56% (c)	8.45%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	.99%		1.00%	1.02%		.94%	.90%

Net expenses after expense waiver/reimbursement(e)	.93%		.87%	.76%	(h)	.93%	.90%

Net investment income (loss)	8.05%		10.46%	8.07%		7.10%	6.96%

Supplemental data
Net assets, end of period (in millions)	$43		$2	$1		$1	$1

Portfolio turnover rate	94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  29p

Class R5	Year ended May 31,
Per share data	2010		2009	2008	2007(f)
Net asset value, beginning of period	$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income (loss)	.21		.23	.22	.12
Net gains (losses) (both realized and unrealized)	.31		(.44)	(.28)	.05

Total from investment operations	.52		(.21)	(.06)	.17

Less distributions:
Dividends from net investment income	(.21)		(.23)	(.22)	(.10)

Proceeds from regulatory settlement	.00	(a)	—	—	—

Net asset value, end of period	$2.61		$2.30	$2.74	$3.02

Total return	23.22%	(b)	(6.73% )	(2.06% )	6.09%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	.73%		.75%	.78%	.71%	(g)

Net expenses after expense waiver/reimbursement(e)	.68%		.70%	.75%	.71%	(g)

Net investment income (loss)	8.18%		10.19%	8.06%	7.33%	(g)

Supplemental data
Net assets, end of period (in millions)	$8		$—	$—	$—

Portfolio turnover rate	94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

30p  RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS

	Year ended May 31,
Class W	2010		2009	2008		2007(i)
Net asset value, beginning of period	$2.28		$2.71	$3.00		$2.94

Income from investment operations:
Net investment income (loss)	.20		.22	.21		.11
Net gains (losses) (both realized and unrealized)	.31		(.43)	(.30)		.07

Total from investment operations	.51		(.21)	(.09)		.18

Less distributions:
Dividends from net investment income	(.20)		(.22)	(.20)		(.12)
Tax return of capital	—		—	(.00	)(a)	—

Total distributions	(.20)		(.22)	(.20)		(.12)

Proceeds from regulatory settlement	.00	(a)	—	—		—

Net asset value, end of period	$2.59		$2.28	$2.71		$3.00

Total return	22.82%	(b)	(6.91% )	(2.87%	)	6.20%

Ratios to average net assets(d)
Gross expenses prior to expense waiver/reimbursement	1.12%		1.16%	1.17%		1.06%	(g)

Net expenses after expense waiver/reimbursement(e)	1.08%		1.10%	1.14%	(h)	1.06%	(g)

Net investment income (loss)	7.68%		9.51%	7.59%		6.05%	(g)

Supplemental data
Net assets, end of period (in millions)	$100		$6	$23		$30

Portfolio turnover rate	94%		83%	64%		95%

Notes to Financial Highlights

(a)	Rounds to less than $0.01 per share.
(b)	During the year ended May 31, 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f)	For the period from Dec. 11, 2006 (when shares became publicly available) to May 31, 2007.
(g)	Annualized.
(h)	For the year ended May 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any, and after reduction for earnings/bank fee credits was 0.75% for Class R4 and 1.13% for Class W.
(i)	For the period from Dec. 1, 2006 (when shares became publicly available) to May 31, 2007.

RIVERSOURCE HIGH YIELD BOND FUND — 2010 PROSPECTUS  31p

Buying and Selling Shares

Fund Family

The family of funds includes “Columbia” funds, “RiverSource” funds, “Seligman” funds and “Threadneedle” funds (collectively, the “Fund Family”). Currently, the Columbia funds do not share the same policies and procedures (as set forth in this service section) as the other funds in the Fund Family and, except as described below, may not be exchanged for shares of RiverSource, Seligman or Threadneedle funds. The Columbia funds (Class A, B, C and Z shares) may be exchanged for RiverSource Cash Management Fund (Class A, B, C and Z shares). Please see the prospectus for RiverSource Cash Management Fund for more information.

The RiverSource, Seligman and Threadneedle funds share the same Board of Directors/Trustees (the “Board”) and the same policies and procedures including those set forth in this service section. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a RiverSource, Seligman or Threadneedle fund, an investor or financial advisor should consider the combined market value of all RiverSource, Seligman and Threadneedle funds in the Fund Family owned by the investor as defined under “Initial Sales Charge — Rights of Accumulation (ROA).” An investor or financial advisor may not at the current time include the market value of any Columbia funds owned by the investor in this calculation.

For purposes of this service section, the RiverSource funds and Threadneedle funds may be collectively referred to as the “RiverSource funds.” RiverSource, Seligman and Threadneedle funds may each individually be referred to as a “fund” and, collectively, the “funds.”

S.1

S-6400-9

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. Not all financial intermediaries offer the funds. Financial intermediaries that offer the funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Description of Share Classes

Investment Options — Classes of Shares

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See “Fees and Expenses of the Fund” for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

Investment Options Summary

Contingent
		Initial	Deferred Sales	Distribution and/or	Plan
	Availability(a)	Sales Charge	Charge (CDSC)	Service Fee(b)	Administration Services Fee

Class A	Available to all investors.	Yes. Payable at time of purchase. Lower or no sales charge for larger investments.	No.(c)	Yes. 0.25%(g)	No.

Class B(d)(e)(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	Maximum 5% CDSC during the first year decreasing to 0% after six years.	Yes. 1.00%(g)	No.

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Investment Options Summary (continued)

Contingent
		Initial	Deferred Sales	Distribution and/or	Plan
	Availability(a)	Sales Charge	Charge (CDSC)	Service Fee(b)	Administration Services Fee

Class C(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	1% CDSC may apply if you sell shares within one year after purchase.	Yes. 1.00%(g)	No.

Class I	Limited to qualifying institutional investors.	No.	No.	No.	No.

Class R2	Limited to qualifying institutional investors.	No.	No.	Yes. 0.50%	Yes. 0.25%

Class R3	Limited to qualifying institutional investors.	No.	No.	Yes. 0.25%	Yes. 0.25%

Class R4	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.25%

Class R5	Limited to qualifying institutional investors.	No.	No.	No.	No.

Class W	Limited to qualifying discretionary managed accounts.	No.	No.	Yes. 0.25%(g)	No.

Class Y	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.15%

(a)	See “Buying and Selling Shares, Determining which class of shares to purchase” for more information on availability of share classes and eligible investors. See “Buying and Selling Shares, Opening an Account” for information on minimum investment and account balance requirements.
(b)	For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c)	A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See “Buying and Selling Shares, Sales Charges, Class A — contingent deferred sales charge” for more information. For all funds except money market funds.
(d)	Class B shares automatically convert to Class A shares. See “Buying and Selling Shares, Sales Charges, Class B and Class C — CDSC alternative” for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e)	Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)

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(f)	The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g)	For RiverSource Cash Management Fund, Class A is 0.10%, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

Distribution and Service Fees

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund’s distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. If you maintain shares of the fund directly with the fund, without working directly with a financial intermediary or financial advisor, distribution and service fees may be retained by the distributor as reimbursement for incurring certain distribution and shareholder servicing related expenses.

*	For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

Plan Administration Fee

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

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Determining which class of shares to purchase

Each of the fund’s classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the fund or another RiverSource, Seligman or Threadneedle fund in the Fund Family.

•	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

Class A, Class B and Class C shares*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in “Opening an Account,” subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See “Sales Charges, Initial Sales Charge — Rights of Accumulation” for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See “Class B and Class C — CDSC alternative” for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

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*	For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

Class I shares.

The following eligible investors may purchase Class I shares:

•	Any RiverSource, Seligman or Threadneedle fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of RiverSource, Seligman or Threadneedle funds in the Fund Family.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class R and Class Y shares.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

•	Qualified employee benefit plans.

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

•	Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

•	Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

•	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all RiverSource, Seligman and Threadneedle funds in the Fund Family).

•	Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class W shares.

The following eligible investors may purchase Class W shares:

•	Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

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Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

In addition, for Class I, Class R and Class Y shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other institutional investors not listed above.

In addition, for Class W shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other investors not listed above.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

Sales Charges

For funds other than money market funds

Class A — Initial sales charge alternative:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)*

			Maximum reallowance
	As a % of	As a % of	as a % of
Total market value	purchase price(b)	net amount invested	purchase price

Up to $49,999	5.75%	6.10%	5.00%
$50,000—$99,999	4.75	4.99	4.00
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

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For fixed income funds except those listed below and funds-of-funds (fixed income)*

			Maximum reallowance
	As a % of	As a % of	as a % of
Total market value	purchase price(b)	net amount invested	purchase price

Up to $49,999	4.75%	4.99%	4.00%
$50,000—$99,999	4.25	4.44	3.50
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

			Maximum reallowance
	As a % of	As a % of	as a % of
Total market value	purchase price(b)	net amount invested	purchase price

Up to $49,999	3.00%	3.09%	2.50%
$50,000—$99,999	3.00	3.09	2.50
$100,000—$249,999	2.50	2.56	2.15
$250,000—$499,999	2.00	2.04	1.75
$500,000—$999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

*	“Funds-of-funds (equity)” includes — RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes — RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a)	Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible

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employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge — Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

Initial Sales Charge — Rights of Accumulation (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

•	Your current investment in a fund; and

•	Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other RiverSource, Seligman and Threadneedle funds in the Fund Family, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

•	Individual or joint accounts;

•	Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

•	UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; and

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in your ROA group in order to determine the sales charge on your purchase:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

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•	Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

•	Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

•	Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

Initial Sales Charge — Letter of Intent (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares (any non-money market RiverSource, Seligman or Threadneedle fund in the Fund Family) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

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Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

Initial Sales Charge — Waivers of the sales charge for Class A shares. Sales charges do not apply to:

•	current or retired Board members, officers or employees of the funds or the investment manager or its affiliates, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

•	direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

•	purchases made:

•	with dividend or capital gain distributions from a fund or from the same class of another RiverSource, Seligman or Threadneedle fund in the Fund Family;

•	through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

•	through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	through bank trust departments.

•	separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

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•	purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b) which:

•	have at least $1 million in plan assets at the time of investment; and

•	have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

•	transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds’ website (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCs and the Combination of Target Date Funds with Seligman TargETFund Core. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

Class A — contingent deferred sales charge

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

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CDSC — Waivers of the CDSC for Class A shares. The CDSC will be waived on sales of shares:

•	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

•	purchased through reinvestment of dividends and capital gain distributions.

•	in the event of the shareholder’s death.

•	from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

•	in an account that has been closed because it falls below the minimum account balance.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

•	that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

•	of RiverSource funds purchased prior to Dec. 1, 2008.

•	initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class B and Class C — CDSC alternative

The money market funds offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

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For Class B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

If the sale is made during the:	The CDSC percentage rate is:*

First year	5%
Second year	4%
Third year	3%**
Fourth year	3%
Fifth year	2%
Sixth year	1%
Seventh or eighth year	0%

*	Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

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For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See “Buying and Selling Shares — Distribution and Service Fees.” A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

•	in the event of the shareholder’s death.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

•	sold under an approved substantially equal periodic payment arrangement.

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

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CDSC — Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

•	in the event of the shareholder’s death.

•	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

•	initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y — No Sales Charge. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund’s transfer agent.

S.16

Methods of Purchasing Shares

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

Class B shares of RiverSource Absolute Return Currency and Income Fund is currently closed to investors for new purchases. Class B shares for RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.

Account established with your financial intermediary

All requests	The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

Account established with the fund

By mail	You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource and Threadneedle funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling 800.221.2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

S.17

Methods of Purchasing Shares (continued)

Account established with the fund (cont.)

By mail (cont.)	Mail your check and completed application to:

Regular Mail	Columbia Management Investment Services c/o Boston Financial P.O. Box 8041 Boston, MA 02266-8041

Express Mail	Columbia Management Investment Services c/o Boston Financial 30 Dan Road Canton, MA 02021-2809

If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

By wire or ACH	Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call 800.221.2450 to notify the fund’s transfer agent of the wire and to receive further instructions.

If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

By exchange	Call 800.221.2450 or send signed written instructions to the address above.

S.18

Minimum Investment and Account Balance

			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund	Value Fund
			Threadneedle	RiverSource
	For all funds,		Global Extended	Floating Rate
	classes and		Alpha Fund	Fund
	accounts except		RiverSource	RiverSource
	those listed to		Absolute Return	Inflation
	the right	Tax qualified	Currency and	Protected
	(nonqualified)	accounts	Income Fund	Securities Fund	Class W

Initial investment	$2,000	$1,000	$10,000	$5,000	$500

Subsequent investments	$100	$100	$100	$100	None

Account balance*	$1,000	None	$5,000	$2,500	$500

*	If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

Minimum Investment and Account Balance — scheduled investment plans

			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund	Value Fund
			Threadneedle	RiverSource
	For all funds,		Global Extended	Floating Rate
	classes and		Alpha Fund	Fund
	accounts except		RiverSource	RiverSource
	those listed to		Absolute Return	Inflation
	the right	Tax qualified	Currency and	Protected
	(nonqualified)	accounts	Income Fund	Securities Fund	Class W

Initial investment	$100(a)	$100(b)	$10,000	$5,000	$500

Subsequent investments	$100	$50	$100	$100	None

Account balance**	None(b)	None	$5,000	$2,500	$500

**	If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
(a)	Money Market Funds — $2,000
(b)	Money Market Funds — $1,000

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These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

Important: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

Ways to Request an Exchange or Sale of Shares

Account established with your financial intermediary

All requests	You can exchange or sell shares by having your financial intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the fund

By mail	Mail your exchange or sale request to:

Regular Mail Columbia Management Investment Services
c/o Boston Financial
P.O. Box 8041
Boston, MA 02266-8041

Express Mail Columbia Management Investment Services
c/o Boston Financial
30 Dan Road
Canton, MA 02021-2809

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Ways to Request an Exchange or Sale of Shares (continued)

Account established with the fund (cont.)

By mail (cont.)	Include in your letter:

• your name

• the name of the fund(s)

• your account number

• the class of shares to be exchanged or sold

• your Social Security number or Employer Identification number

• the dollar amount or number of shares you want to exchange or sell

• specific instructions regarding delivery or exchange destination

• signature(s) of registered account owner(s)

• any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

• Amount is over $50,000.

• You want your check made payable to someone other than the registered account owner(s).

• Your address of record has changed within the last 30 days.

• You want the check mailed to an address other than the address of record.

• You want the proceeds sent to a bank account not on file.

• You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

S.21

Ways to Request an Exchange or Sale of Shares (continued)

Account established with the fund (cont.)

By mail (cont.)	Note: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone	Call 800.221.2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

Payment will be mailed to the address of record and made payable to the names listed on the account.

Telephone sale requests are limited to $50,000 per day.

By wire or ACH	You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip.

Call 800.221.2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

A service fee may be charged against your account for each wire sent.

Minimum amount:

by ACH: $100

by wire: $500

Your bank or financial intermediary may charge additional fees for wire transactions.

By scheduled payout plan	You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more information.

S.22

Check Redemption Service

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call 800.221.2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

Exchanges

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Family Fund without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

If you hold your fund shares in an account with Ameriprise Financial Services, you may have limited exchangeability within the Fund Family.

Short-Term or Excessive Trading

Short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs.

For a fund organized as a fund-of-funds, its assets consist primarily of shares of the underlying funds in which it invests. The underlying funds may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. Funds and the underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund’s NAV is calculated. To the extent that a fund or underlying fund has significant holdings of small cap stocks, floating rate loans, high yield bonds, tax-exempt securities or foreign securities, the risks of market timing may be greater for the fund than for other funds. See “Principal Investment Strategies of the Fund” in the “More Information About the Fund” section

S.23

of this prospectus for a discussion of the types of securities in which your fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The funds’ Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each fund seeks to enforce this policy through its service providers as follows:

For all funds other than money market funds:

•	The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board’s policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund’s procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund’s ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

•	The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

•	If an investor’s trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor’s exchange privilege or reject the investor’s purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

•	Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

S.24

For money market funds:

•	The fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund’s investments, and money market instruments in general, and the fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund’s policies and procedures do provide the fund with the right to reject any purchase orders by any investor for any reason, including orders that appear to be associated with market timing activities.

Other exchange policies:

•	Exchanges must be made into the same class of shares of the share class being exchanged out of.

•	If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

•	Once the fund receives your exchange request, you cannot cancel it after the market closes.

•	Shares of the purchased fund may not be used on the same day for another exchange or sale.

•	New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered RiverSource, Seligman or Threadneedle fund in the Fund Family.

•	If you exchange shares from Class A shares of a money market fund to another RiverSource, Seligman or Threadneedle fund in the Fund Family, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another RiverSource, Seligman or Threadneedle fund in the Fund Family, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

S.25

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

To Other Funds
From a Money Market Fund	Class A	Class B	Class C

Class A	Yes	Yes	Yes
Class B	No	Yes	No
Class C	No	No	Yes

To a Money Market Fund
From Other Funds	Class A	Class B	Class C

Class A	Yes	No	No
Class B	No	Yes	No
Class C	No	No	Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

Selling Shares

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a RiverSource, Seligman or Threadneedle fund in the Fund Family. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to

S.26

reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund’s transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other RiverSource, Seligman or Threadneedle fund in the Fund Family without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate

S.27

loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund’s or underlying fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund’s or an underlying fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund’s or underlying fund’s shares may change on days when shareholders will not be able to purchase or sell the fund’s or underlying fund’s shares.

For money markets funds — The fund’s investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

Distributions and Taxes

As a shareholder you are entitled to your share of your fund’s net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund’s net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss

S.28

is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Funds seeking tax-exempt income may invest in derivatives that generate taxable income to the fund.

For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) — The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

S.29

The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

S.30

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other funds’ tax statements are generally mailed in January.

For Seligman TargETFunds. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

For taxable funds. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

For tax-exempt funds. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

S.31

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is generally tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds. Because most of the fund’s investments are shares of underlying funds, the tax treatment of the fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.

General Information

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. Not all financial institutions are authorized to sell the funds and certain financial intermediaries that offer the funds may not offer all funds on all investment platforms. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the funds.

S.32

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund.”

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc., formerly RiverSource Fund Distributors, Inc., (the distributor), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses of the Fund.” More information on how these fees are used is set forth under “Investment Options — Classes of Shares” and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See “Shareholder Fees (fees paid directly from your investment)” under “Fees and Expenses of the Fund” for the scheduled sales charge of each share class. See “Buying and Selling Shares, Sales Charges” for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See “Other Investment Strategies and Risks” for the funds’ policy regarding directed brokerage.

Transfer Agency Services. Columbia Management Investment Services Corp., formerly RiverSource Service Corporation, (the transfer agent), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund.” The transfer agent pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

S.33

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund.”

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary’s organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary’s registered representatives or preferred access to the financial intermediary’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary’s pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the investment manager and the distributor, and the products they offer, including the fund.

S.34

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of the investment manager who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund’s SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

S.35

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See “Buying and Selling Shares.”

ADDITIONAL MANAGEMENT INFORMATION

Affiliated Products. Columbia Management serves as investment manager to all funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and

S.36

Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

Cash Reserves. A fund may invest its daily cash balance in a money market fund selected by Columbia Management including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

S.37

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

S.38

Funds offered under the Columbia, RiverSource, Seligman and Threadneedle brands can be purchased from authorized financial intermediaries.

Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the Fund.

For RiverSource, Seligman and Threadneedle funds, please contact:
734 Ameriprise Financial Center
Minneapolis, MN 55474
800.221.2450

RiverSource, Seligman and Threadneedle fund information is also available at: riversource.com/prospectus (for RiverSource and Threadneedle funds) or seligman.com/fund/list (for Seligman funds)
For Columbia Funds, please contact:
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Columbia Funds information is also available at: columbiafunds.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-3848

S-6370-99 AF (7/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource High Yield Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Principal Investment Strategies of the Fund

The section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby replaced with the following:

Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

60% 50% 40% 30% 20% 10% 0% -10% -20% -30% +4.80% -7.04% +25.81% +11.76% +4.36% +10.76% +2.07% -24.59% +49.91% +13.39% 2001 2002 2003 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +24.08% (quarter ended June 30, 2009)

•	Lowest return for a calendar quarter was -18.37% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

Classes R, R3
				Class I	and R5	Class W
				Since	Since	Since
				inception	inception	inception
(for periods ended Dec. 31, 2010)	1 year	5 years	10 years	(3/4/04)	(12/11/06)	(12/1/06)
Columbia High Yield Bond Fund:
Class A — before taxes	+7.99%	+6.66%	+7.03%	N/A	N/A	N/A
Class A — after taxes on distributions	+5.23%	+3.70%	+3.94%	N/A	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+5.08%	+3.86%	+4.05%	N/A	N/A	N/A
Class B — before taxes	+7.54%	+6.59%	+6.74%	N/A	N/A	N/A
Class C — before taxes	+12.00%	+6.97%	+6.76%	N/A	N/A	N/A
Class I — before taxes	+14.25%	+8.12%	N/A	+8.17%	N/A	N/A
Class R — before taxes	+12.97%	N/A	N/A	N/A	+6.66%	N/A
Class R3 — before taxes	+13.60%	N/A	N/A	N/A	+7.03%	N/A
Class R4 — before taxes	+13.91%	+8.02%	+7.76%	N/A	N/A	N/A
Class R5 — before taxes	+13.77%	N/A	N/A	N/A	+7.32%	N/A
Class W — before taxes	+13.38%	N/A	N/A	N/A	N/A	+6.91%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+15.05%	+8.93%	+9.25%	+8.33%	+8.29%	+8.39%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+6.67%	+6.50%	+5.73%	+5.83%

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

(for periods ended Dec. 31, 2010)	1 year	5 years	10 years
Columbia High Yield Bond Fund:
Class A* — before taxes	+13.39%	+7.70%	+7.55%
Class A* — after taxes on distributions	+10.50%	+4.71%	+4.44%
Class A* — after taxes on distributions and redemption of fund shares	+8.59%	+4.75%	+4.51%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+15.05%	+8.93%	+9.25%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+6.67%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource High Yield Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Principal Investment Strategies of the Fund

The sub-section entitled “Principal Investment Strategies of the Fund” under the section “More Information About the Fund” is hereby revised to include the following:

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

Fund Management and Compensation

The second paragraph under the section entitled “Fund Management and Compensation” is hereby replaced with the following:

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Financial Highlights

The following information includes unaudited financial highlights of the Fund as of November 30, 2010. The financial highlights tables in the section entitled “Financial Highlights” are hereby replaced with the following:

	Six months ended
Class A	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.10		.20		.22	.22		.20	.20
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.29)		.15	.03

Total from investment operations	.23		.51		(.22)	(.07)		.35	.23

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.21)		(.22)	(.20)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.10)		(.20)		(.22)	(.21)		(.22)	(.20)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.74		$2.61		$2.30	$2.74		$3.02	$2.89

Total return	9.09%		22.80%	(b)	(7.04% )	(2.40%	)	12.77% (c)	8.27%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.09%	(e)	1.09%		1.14%	1.13%		1.08%	1.08%

Net expenses after fees waived or expenses reimbursed(f)	1.06%	(e)	1.03%		1.02%	1.10%		1.08%	1.08%

Net investment income	7.55%	(e)	7.95%		9.85%	7.71%		6.94%	6.78%

Supplemental data
Net assets, end of period (in thousands)	$1,247,612		$1,192,636		$1,003,576	$1,133,625		$1,462,715	$1,535,483

Portfolio turnover	45%		94%		83%	64%		95%	93%

	Six months ended
Class B	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.09		.18		.20	.19		.18	.18
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.29)		.15	.03

Total from investment operations	.21		.49		(.24)	(.10)		.33	.21

Less distributions to shareholders from:
Net investment income	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.73		$2.61		$2.30	$2.74		$3.02	$2.89

Total return	8.27%		21.88%	(b)	(7.77% )	(3.17%	)	11.91% (c)	7.45%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.85%	(e)	1.85%		1.90%	1.89%		1.84%	1.83%

Net expenses after fees waived or expenses reimbursed(f)	1.81%	(e)	1.79%		1.78%	1.86%		1.84%	1.83%

Net investment income	6.80%	(e)	7.19%		8.98%	6.92%		6.18%	6.00%

Supplemental data
Net assets, end of period (in thousands)	$65,552		$91,104		$109,559	$173,555		$320,767	$432,580

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

	Six months ended
Class C	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.59		$2.28		$2.72	$3.00		$2.87	$2.84

Income from investment operations:
Net investment income	.09		.18		.20	.19		.18	.18
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.29)		.15	.03

Total from investment operations	.22		.49		(.24)	(.10)		.33	.21

Less distributions to shareholders from:
Net investment income	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)
Tax return on capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.09)		(.18)		(.20)	(.18)		(.20)	(.18)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.72		$2.59		$2.28	$2.72		$3.00	$2.87

Total return	8.72%		22.01%	(b)	(7.86% )	(3.21%	)	11.95% (c)	7.47%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.84%	(e)	1.85%		1.89%	1.88%		1.83%	1.83%

Net expenses after fees waived or expenses reimbursed(f)	1.81%	(e)	1.79%		1.77%	1.86%		1.83%	1.83%

Net investment income	6.81%	(e)	7.14%		9.11%	6.95%		6.18%	6.02%

Supplemental data
Net assets, end of period (in thousands)	$72,329		$70,489		$21,579	$18,644		$25,659	$27,858

Portfolio turnover	45%		94%		83%	64%		95%	93%

	Six months ended
Class I	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.60		$2.29		$2.73	$3.02		$2.89	$2.86

Income from investment operations:
Net investment income	.11		.21		.23	.23		.21	.21
Net realized and unrealized gain (loss) on investments	.13		.31		(.44)	(.30)		.16	.03

Total from investment operations	.24		.52		(.21)	(.07)		.37	.24

Less distributions to shareholders from:
Net investment income	(.11)		(.21)		(.23)	(.22)		(.24)	(.21)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.11)		(.21)		(.23)	(.22)		(.24)	(.21)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.73		$2.60		$2.29	$2.73		$3.02	$2.89

Total return	9.32%		23.35%	(b)	(6.75% )	(2.36%	)	13.21% (c)	8.69%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.68%	(e)	0.68%		0.70%	0.72%		0.67%	0.69%

Net expenses after fees waived or expenses reimbursed(f)	0.67%	(e)	0.63%		0.65%	0.69%		0.67%	0.69%

Net investment income	7.95%	(e)	8.36%		10.34%	8.13%		7.37%	7.49%

Supplemental data
Net assets, end of period (in thousands)	$155,490		$144,203		$74,333	$72,462		$97,100	$24,009

Portfolio turnover	45%		94%		83%	64%		95%	93%

See accompanying Notes to Financial Highlights.

	Six months ended
Class R(g)	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(h)
Net asset value, beginning of period	$2.62		$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.10		.20		.21	.21	.11
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.29)	.05

Total from investment operations	.22		.51		(.23)	(.08)	.16

Less distributions to shareholders from:
Net investment income	(.10)		(.19)		(.21)	(.20)	(.09)
Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.74		$2.62		$2.30	$2.74	$3.02

Total return	8.49%		22.79%	(b)	(7.38% )	(2.75% )	5.72%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.41%	(e)	1.48%		1.52%	1.51%	1.45%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.39%	(e)	1.43%		1.39%	1.25%	1.45%	(e)

Net investment income	7.22%	(e)	7.46%		9.46%	7.63%	6.58%	(e)

Supplemental data
Net assets, end of period (in thousands)	$6,329		$5,690		$14	$9	$5

Portfolio turnover	45%		94%		83%	64%	95%

	Six months ended
Class R3	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(h)
Net asset value, beginning of period	$2.62		$2.31		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.10		.20		.22	.22	.11
Net realized and unrealized gain (loss) on investments	.13		.31		(.43)	(.29)	.06

Total from investment operations	.23		.51		(.21)	(.07)	.17

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.21)	(.10)
Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.75		$2.62		$2.31	$2.74	$3.02

Total return	8.98%		22.56%	(b)	(6.70% )	(2.47% )	5.85%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.23%	(e)	1.23%		1.25%	1.26%	1.20%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.21%	(e)	1.18%		1.20%	0.99%	1.20%	(e)

Net investment income	7.38%	(e)	7.81%		11.09%	7.82%	6.84%	(e)

Supplemental data
Net assets, end of period (in thousands)	$6,115		$4,003		$1,243	$5	$5

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

	Six months ended
Class R4	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008		2007	2006
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.01		$2.89	$2.86

Income from investment operations:
Net investment income	.11		.21		.22	.23		.21	.21
Net realized and unrealized gain (loss) on investments	.12		.30		(.43)	(.29)		.14	.02

Total from investment operations	.23		.51		(.21)	(.06)		.35	.23

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.23)	(.21)		(.23)	(.20)
Tax return of capital	—		—		—	(.00	)(a)	—	—

Total distributions to shareholders	(.10)		(.20)		(.23)	(.21)		(.23)	(.20)

Proceeds from regulatory settlement	—		.00	(a)	—	—		—	—

Net asset value, end of period	$2.74		$2.61		$2.30	$2.74		$3.01	$2.89

Total return	9.14%		22.92%	(b)	(6.86% )	(1.87%	)	12.56% (c)	8.45%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.97%	(e)	0.99%		1.00%	1.02%		0.94%	0.90%

Net expenses after fees waived or expenses reimbursed(f)	0.95%	(e)	0.93%		0.87%	0.76%	(i)	0.93%	0.90%

Net investment income	7.65%	(e)	8.05%		10.46%	8.07%		7.10%	6.96%

Supplemental data
Net assets, end of period (in thousands)	$54,084		$43,406		$2,391	$919		$1,252	$715

Portfolio turnover	45%		94%		83%	64%		95%	93%

	Six months ended
Class R5	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(h)
Net asset value, beginning of period	$2.61		$2.30		$2.74	$3.02	$2.95

Income from investment operations:
Net investment income	.11		.21		.23	.22	.12
Net realized and unrealized gain (loss) on investments	.12		.31		(.44)	(.28)	.05

Total from investment operations	.23		.52		(.21)	(.06)	.17

Less distributions to shareholders from:
Net investment income	(.11)		(.21)		(.23)	(.22)	(.10)
Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.73		$2.61		$2.30	$2.74	$3.02

Total return	8.88%		23.22%	(b)	(6.73% )	(2.06% )	6.09%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.73%	(e)	0.73%		0.75%	0.78%	0.71%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.71%	(e)	0.68%		0.70%	0.75%	0.71%	(e)

Net investment income	7.85%	(e)	8.18%		10.19%	8.06%	7.33%	(e)

Supplemental data
Net assets, end of period (in thousands)	$17,060		$7,958		$4	$5	$5

Portfolio turnover	45%		94%		83%	64%	95%

See accompanying Notes to Financial Highlights.

	Six months ended
Class W	Nov. 30, 2010		Year ended May 31,
Per share data	(Unaudited)		2010		2009	2008	2007(j)
Net asset value, beginning of period	$2.59		$2.28		$2.71	$3.00	$2.94

Income from investment operations:
Net investment income	.10		.20		.22	.21	.11
Net realized and unrealized gain on investments	.13		.31		(.43)	(.30)	.07

Total from investment operations	.23		.51		(.21)	(.09)	.18

Less distributions to shareholders from:
Net investment income	(.10)		(.20)		(.22)	(.20)	(.12)
Tax return of capital	—		—		—	.00 (a)	—

Total distributions to shareholders	(.10)		(.20)		(.22)	(.20)	(.12)

Proceeds from regulatory settlement	—		.00	(a)	—	—	—

Net asset value, end of period	$2.72		$2.59		$2.28	$2.71	$3.00

Total return	9.11%		22.82%	(b)	(6.91% )	(2.87% )	6.20%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	1.11%	(e)	1.12%		1.16%	1.17%	1.06%	(e)

Net expenses after fees waived or expenses reimbursed(f)	1.09%	(e)	1.08%		1.10%	1.14% (i)	1.06%	(e)

Net investment income	7.49%	(e)	7.68%		9.51%	7.59%	6.05%	(e)

Supplemental data
Net assets, end of period (in thousands)	$104,173		$100,227		$6,435	$22,510	$30,060

Portfolio turnover	45%		94%		83%	64%	95%

	Six months ended
Class Z	Nov. 30, 2010(k)
Per share data	(Unaudited)
Net asset value, beginning of period	$2.72

Income from investment operations:
Net investment income	.04

Less distributions to shareholders from:
Net investment income	(.03)

Net asset value, end of period	$2.73

Total return	1.73%

Ratios to average net assets(d)
Expenses prior to fees waived or expenses reimbursed	0.77%	(e)

Net expenses after fees waived or expenses reimbursed(f)	0.77%	(e)

Net investment income	7.35%	(e)

Supplemental data
Net assets, end of period (in thousands)	$28

Portfolio turnover	45%

Notes to Financial Highlights

(a)	Rounds to less than $0.01.
(b)	During the year ended May 31 2010, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(c)	During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e)	Annualized.
(f)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g)	Effective September 7, 2010, Class R2 shares were renamed Class R shares.
(h)	For the period from December 11, 2006 (when shares became available) to May 31, 2007.
(i)	For the year ended May 31, 2008, the ratio of net expenses after reduction for earnings/bank fee credits would have been lower by 0.01% for Class R4 and Class W.
(j)	For the period from December 1, 2006 (when shares became available) to May 31, 2007.
(k)	For the period from September 27, 2010 (when shares became available) to November 30, 2010.

Information prior to March 7, 2011 represents that of the Fund as a series of RiverSource High Yield Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6370-5 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia High Yield Bond Fund
(formerly known as RiverSource High Yield Bond Fund)

Prospectus Sept. 27, 2010

Columbia High Yield Bond Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Class	Ticker Symbol

Class Z	CHYZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	4p
Past Performance	6p
Fund Management	8p
Buying and Selling Shares	8p
Tax Information	9p
Financial Intermediary Compensation	9p
More Information about the Fund
Investment Objective	10p
Principal Investment Strategies of the Fund	10p
Principal Risks of Investing in the Fund	11p
More about Annual Fund Operating Expenses	17p
Other Investment Strategies and Risks	18p
Fund Management and Compensation	20p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA HIGH YIELD BOND FUND — 2010 CLASS Z PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management fees	0.58%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(a)	0.26%
Total annual fund operating expenses	0.84%

(a)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class Z	$86	$268	$467	$1,041

COLUMBIA HIGH YIELD BOND FUND — 2010 CLASS Z PROSPECTUS  3p

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

4p  COLUMBIA HIGH YIELD BOND FUND — 2010 CLASS Z PROSPECTUS

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or other debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

•	how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

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How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
CLASS A* ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE) (BAR CHART) 60% 45% 30% 15% 0% -15% -30% -45% -10.31% +4.80% -7.04% +25.81% +11.76% +4.36% +10.76% +2.07% -24.59% +49.91% 2000 2001 2002 2003 2004 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +24.08% (quarter ended June 30, 2009).

•	Lowest return for a calendar quarter was -18.37% (quarter ended Dec. 31, 2008).

•	Class A year-to-date return was +2.92% at June 30, 2010.

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Average Annual Total Returns (without sales charge)

(for periods ended Dec. 31, 2009)	1 year	5 years	10 years

Columbia High Yield Bond Fund:
Class A* — before taxes	+49.91%	+5.93%	+5.06%
Class A* — after taxes on distributions	+45.19%	+3.04%	+1.83%
Class A* — after taxes on distributions and redemption of fund shares	+31.96%	+3.31%	+2.24%
JP Morgan Global High Yield Index (reflects no deduction for fees, expenses or taxes)	+58.90%	+6.56%	+7.09%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+49.49%	+4.27%	+4.13%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Jennifer Ponce de Leon	Portfolio Manager	May 2010
Brian Lavin, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

Minimum Initial Investment	Class Z

Minimum initial investment	Variable	*
Subsequent investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081
Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

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By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Columbia High Yield Bond Fund (the Fund) seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Because any investment involves risk, there is no assurance these objectives can be achieved. Only shareholders can change the Fund’s objectives.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk” bonds or securities). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in high yield debt instruments of foreign issuers. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the investment manager) chooses investments using:

•	Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns.

•	A process focused on identifying issuers with improving credit quality characterized by several factors including:

•	stable and strengthening cash flows,

•	the ability to de-leverage through free cash flow,

•	asset valuations supporting debt,

•	strong management,

•	strong and sustainable market positioning, and

•	access to capital.

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•	A top down assessment of broad economic and market conditions to determine quality and industry weightings.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell an investment, considerations by the investment manager include but are not limited to:

•	Deterioration in the issuer’s results relative to analyst expectations,

•	Inability of the issuer to de-leverage,

•	Reduced asset coverage for the issuer,

•	Deterioration in the issuer’s competitive position,

•	Reduced access to capital for the issuer,

•	Changes in the issuer’s management,

•	The investment manager’s price target for the security has been achieved, and

•	The investment manager’s assessment of the security’s relative upside value is limited.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for long-term investors with above-average risk tolerance. This Fund has a higher potential for volatility and loss of principal. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

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Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

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Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

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Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

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MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.87% for Class Z.

In addition to the contractual waiver/reimbursement arrangement described above, the investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.82% for Class Z.

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OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

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Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance.

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. If the Fund was to seek to rely on the order, holders of a majority of the Fund’s outstanding voting securities would need to approve operating the Fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets, including the assets of the Fund’s other classes of shares, which are not offered by this prospectus. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.58% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the fiscal year ended May 31, 2010.

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Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Jennifer Ponce de Leon, Portfolio Manager

•	Managed the Fund since May 2010.

•	Vice President and Sector Leader of the high yield fixed income sector team.

•	Joined the investment manager in 1997.

•	Began investment career in 1989.

•	MBA, DePaul University.

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The fixed income department of the investment manager is divided into six specialized teams (sector teams) and six multi-sector teams. The specialized teams, which include the high yield fixed income sector team, are each focused on a specific sector of the fixed income market. Each sector team includes a portfolio manager or portfolio managers and several analysts that select securities and other fixed income instruments within the sector. The Fund’s portfolio managers lead or are members of the team that specializes in the sector in which the Fund primarily invests, and also serve on a strategy committee responsible for implementation of the Fund’s overall investment strategy.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.13

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

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Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

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Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

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•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

S.17

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

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Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

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Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

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The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

S.21

of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.22

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

S.23

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

S.24

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

S.26

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

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•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

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The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

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For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

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Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

S.72

Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-3848

S-6563-99 A (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Income Builder Fund	04/01/2010 & 09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” for Columbia Income Builder Fund is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
25% 20% 15% 10% 5% 0% -5% -10% -15% -20% +4.59% -14.88% +20.24% +11.10% 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +9.74% (quarter ended Sept. 30, 2009)

•	Lowest return for a calendar quarter was -8.86% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” for Columbia Income Builder Fund in the prospectus for Class A, Class B, Class C and Class R4 shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

Classes A, B, C & R4
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A — before taxes	+5.82%	+4.35%
Class A — after taxes on distributions	+4.50%	+2.82%
Class A — after taxes on distributions and redemption of fund shares	+3.86%	+2.81%
Class B — before taxes	+5.25%	+4.24%
Class C — before taxes	+9.31%	+4.62%
Class R4 — before taxes	+11.13%	+5.74%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class R shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A* — before taxes	+11.10%	+5.40%
Class A* — after taxes on distributions	+9.72%	+3.85%
Class A* — after taxes on distributions and redemption of fund shares	+7.30%	+3.71%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A* — before taxes	+11.10%	+5.40%
Class A* — after taxes on distributions	+9.72%	+3.85%
Class A* — after taxes on distributions and redemption of fund shares	+7.30%	+3.71%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Financial Highlights
The following information includes unaudited financial highlights of the Fund as of July 31, 2010. The financial highlights tables in the section entitled “Financial Highlights” for Columbia Income Builder Fund are hereby replaced with the following:
Columbia Income Builder Fund

	Six months ended
Class A	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.76		$8.24	$10.27	$10.79	$9.98	$10.05

Income from investment operations:
Net investment income (loss)	.15		.35	.38	.30	.42	.10
Net gains (losses) (both realized and unrealized)	.37		1.55	(2.03)	(.39)	.84	(.07)

Total from investment operations	.52		1.90	(1.65)	(.09)	1.26	.03

Less distributions:
Dividends from net investment income	(.16)		(.38)	(.38)	(.36)	(.45)	(.10)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.16)		(.38)	(.38)	(.43)	(.45)	(.10)

Net asset value, end of period	$10.12		$9.76	$8.24	$10.27	$10.79	$9.98

Total return	5.39%		23.35%	(16.43% )	(.84% )	12.89%	.31%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.42%	(d)	.42%	.41%	.40% (d)	.46%	3.62%	(d)

Net expenses after expense waiver/reimbursement(e)	.42%	(d)	.42%	.41%	.40% (d)	.45%	.45%	(d)

Net investment income (loss)	3.05%	(d)	3.87%	3.75%	4.26% (d)	4.02%	3.44%	(d)

Supplemental data
Net assets, end of period (in millions)	$193		$192	$187	$260	$197	$19

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

	Six months ended
Class B	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.79		$8.23	$10.25	$10.77	$9.97	$10.05

Income from investment operations:
Net investment income (loss)	.11		.28	.31	.25	.35	.08
Net gains (losses) (both realized and unrealized)	.37		1.54	(2.02)	(.39)	.83	(.07)

Total from investment operations	.48		1.82	(1.71)	(.14)	1.18	.01

Less distributions:
Dividends from net investment income	(.12)		(.26)	(.31)	(.31)	(.38)	(.09)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.12)		(.26)	(.31)	(.38)	(.38)	(.09)

Net asset value, end of period	$10.15		$9.79	$8.23	$10.25	$10.77	$9.97

Total return	4.97%		22.38%	(17.00% )	(1.34% )	12.01%	.07%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.18%	(d)	1.18%	1.16%	1.15% (d)	1.22%	4.20%	(d)

Net expenses after expense waiver/reimbursement(e)	1.18%	(d)	1.18%	1.16%	1.15% (d)	1.21%	1.21%	(d)

Net investment income (loss)	2.29%	(d)	3.06%	2.96%	3.50% (d)	3.27%	2.70%	(d)

Supplemental data
Net assets, end of period (in millions)	$20		$25	$28	$42	$33	$5

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

See accompanying Notes to Financial Highlights.

	Six months ended
Class C	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.79		$8.24	$10.26	$10.78	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.12		.29	.31	.25	.35	.09
Net gains (losses) (both realized and unrealized)	.37		1.53	(2.02)	(.39)	.82	(.07)

Total from investment operations	.49		1.82	(1.71)	(.14)	1.17	.02

Less distributions:
Dividends from net investment income	(.13)		(.27)	(.31)	(.31)	(.38)	(.08)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.13)		(.27)	(.31)	(.38)	(.38)	(.08)

Net asset value, end of period	$10.15		$9.79	$8.24	$10.26	$10.78	$9.99

Total return	4.98%		22.35%	(16.97% )	(1.33% )	11.91%	.23%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.17%	(d)	1.17%	1.16%	1.15% (d)	1.21%	4.30%	(d)

Net expenses after expense waiver/reimbursement(e)	1.17%	(d)	1.17%	1.16%	1.15% (d)	1.20%	1.21%	(d)

Net investment income (loss)	2.31%	(d)	3.16%	3.00%	3.53% (d)	3.27%	2.74%	(d)

Supplemental data
Net assets, end of period (in millions)	$14		$12	$9	$12	$8	$1

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

	Six months ended
Class R4	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.77		$8.26	$10.28	$10.80	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.15		.36	.42	.33	.43	.11
Net gains (losses) (both realized and unrealized)	.38		1.54	(2.01)	(.34)	.84	(.07)

Total from investment operations	.53		1.90	(1.59)	(.01)	1.27	.04

Less distributions:
Dividends from net investment income	(.17)		(.39)	(.43)	(.44)	(.46)	(.10)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.17)		(.39)	(.43)	(.51)	(.46)	(.10)

Net asset value, end of period	$10.13		$9.77	$8.26	$10.28	$10.80	$9.99

Total return	5.41%		23.31%	(15.93% )	(.08% )	13.02%	.43%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.38%	(d)	.36%	.37%	.37% (d)	.42%	6.84%	(d)

Net expenses after expense waiver/reimbursement(e)	.38%	(d)	.36%	.08%	.08% (d)	.29%	.29%	(d)

Net investment income (loss)	3.10%	(d)	3.95%	3.90%	4.32% (d)	4.39%	3.25%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—	$—	$—

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to Jan. 31, 2008. In 2008, the Fund’s fiscal year end was changed from May 31 to Jan. 31.
(b)	For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

Information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus for Columbia Income Builder Fund is hereby replaced with #811-21852.

S-6394-13 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated January 28, 2011 to each prospectus listed below

Fund Name (the “Funds”)	Prospectus(es) Dated
Columbia Income Builder Fund (formerly RiverSource Income Builder Basic Income Fund)	April 1, 2010	Sept. 27, 2010

Columbia Income Builder Fund II (formerly RiverSource Income Builder Moderate Income Fund)	April 1, 2010	–

Columbia Income Builder Fund III (formerly RiverSource Income Builder Enhanced Income Fund)	April 1, 2010	–

As applicable throughout each prospectus, the following underlying funds names have been changed as follows:

Old Name	New Name
RiverSource Absolute Return Currency and Income Fund	Columbia Absolute Return Currency and Income Fund

RiverSource Diversified Bond Fund	Columbia Diversified Bond Fund

RiverSource Dividend Opportunity Fund	Columbia Dividend Opportunity Fund

RiverSource Emerging Markets Bond Fund	Columbia Emerging Markets Bond Fund

RiverSource Floating Rate Fund	Columbia Floating Rate Fund

RiverSource Global Bond Fund	Columbia Global Bond Fund

RiverSource High Yield Bond Fund	Columbia High Yield Bond Fund

RiverSource Income Opportunities Fund	Columbia Income Opportunities Fund

RiverSource Inflation Protected Securities Fund	Columbia Inflation Protected Securities Fund

RiverSource Disciplined Equity Fund	Columbia Large Core Quantitative Fund

RiverSource Disciplined Large Cap Value Fund	Columbia Large Value Quantitative Fund

RiverSource Limited Duration Bond Fund	Columbia Limited Duration Credit Fund

RiverSource Cash Management Fund	Columbia Money Market Fund

RiverSource U.S. Government Mortgage Fund	Columbia U.S. Government Mortgage Fund

For each prospectus, Table 1 under the section “More Information about the Funds – Principal Investment Strategies of the Funds – Investment Category Allocation” is replaced in its entirety with the following:

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Funds, seeking to achieve each Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and specialty. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

Table 1. Investment Category Ranges by Fund

Income Builder Funds
(Target Allocation Range –
	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**
Asset Class
(Target Ranges			Income	Income	Income
set forth in			Builder	Builder	Builder
Table 2)			Fund	Fund II	Fund III
Equity	U.S. Large Cap	Columbia Large Core Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Large Growth Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Large Value Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Dividend Income Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Contrarian Core Fund	0-30%	0-35%	0-40%

		Columbia Diversified Equity Income Fund	0-30%	0-35%	0-40%

		Columbia Select Large-Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Select Large-Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Strategic Investor Fund	0-30%	0-35%	0-40%

		Columbia Value and Restructuring Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Enhanced Core Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Core Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Marsico Focused Equities Fund	0-30%	0-35%	0-40%

		Columbia Marsico Growth Fund	0-30%	0-35%	0-40%

		Columbia Seligman Communications and Information Fund	0-30%	0-35%	0-40%

		Columbia Recovery and Infrastructure Fund	0-30%	0-35%	0-40%

	U.S. Mid and Small Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Small Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Acorn USA	0-30%	0-35%	0-40%

		Columbia Dividend Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Equity Value Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Growth Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Acorn Fund	0-30%	0-35%	0-40%

		Columbia Mid-Cap Index Fund	0-30%	0-35%	0-40%

		Columbia Mid-Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Value Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Acorn Select	0-30%	0-35%	0-40%

	U.S. Small Cap	Columbia Multi-Advisor Small Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Frontier Fund	0-30%	0-35%	0-40%

		Columbia Small Cap Core Fund	0-30%	0-35%	0-40%

		Columbia Small Cap Growth Fund I	0-30%	0-35%	0-40%

		Columbia Small Cap Value Fund I	0-30%	0-35%	0-40%

		Columbia Small Cap Value Fund II	0-30%	0-35%	0-40%

		Columbia Select Smaller-Cap Value Fund	0-30%	0-35%	0-40%

	Emerging Markets Equities	Columbia Emerging Markets Fund	0-10%	0-15%	0-20%

	International Developed Equities	RiverSource Disciplined International Equity Fund	0-10%	0-15%	0-20%

		Columbia Multi-Advisor International Value Fund	0-10%	0-15%	0-20%

		Columbia Acorn International Select	0-10%	0-15%	0-20%

		Columbia Marsico International Opportunities Fund	0-10%	0-15%	0-20%

		Columbia International Value Fund	0-10%	0-15%	0-20%

2

Income Builder Funds
(Target Allocation Range –
	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**
Asset Class
(Target Ranges			Income	Income	Income
set forth in			Builder	Builder	Builder
Table 2)			Fund	Fund II	Fund III
		Columbia Seligman Global Technology Fund	0-10%	0-15%	0-20%

		Columbia Emerging Markets Opportunity Fund	0-10%	0-15%	0-20%

		Columbia European Equity Fund	0-10%	0-15%	0-20%

		Columbia Global Equity Fund	0-10%	0-15%	0-20%

		Columbia Acorn International	0-10%	0-15%	0-20%

		Columbia Global Extended Alpha Fund	0-10%	0-15%	0-20%

		Columbia Multi-Advisor International Equity Fund	0-10%	0-15%	0-20%

		Columbia Asia Pacific ex-Japan Fund	0-10%	0-15%	0-20%

		Columbia Pacific Asia Fund	0-10%	0-15%	0-20%

	Specialty	Columbia 120/20 Contrarian Equity Fund	0-10%	0-15%	0-20%

		Columbia Convertible Securities Fund	0-10%	0-15%	0-20%

		Columbia Real Estate Equity Fund	0-10%	0-15%	0-20%

		Columbia Energy and Natural Resources Fund	0-10%	0-15%	0-20%

		RiverSource Real Estate Fund	0-10%	0-15%	0-20%

Fixed Income	TIPS/Government Bonds	Columbia Inflation Protected Securities Fund	0-40%	0-40%	0-40%

		Columbia U.S. Treasury Index Fund	0-40%	0-40%	0-40%

	U.S. Investment Grade Bonds	Columbia U.S. Government Mortgage Fund	0-40%	0-40%	0-40%

		Columbia Bond Fund	0-40%	0-40%	0-40%

		Columbia Corporate Income Fund	0-40%	0-40%	0-40%

		Columbia Intermediate Bond Fund	0-40%	0-40%	0-40%

		Columbia Short Term Bond Fund	0-40%	0-40%	0-40%

		Columbia Diversified Bond Fund	0-40%	0-40%	0-40%

		Columbia Limited Duration Credit Fund	0-40%	0-40%	0-40%

	U.S. High Yield Bonds	Columbia High Yield Bond Fund	0-15%	0-30%	0-35%

		Columbia Income Opportunities Fund	0-15%	0-30%	0-35%

	Floating Rate	Columbia Floating Rate Fund	0-15%	0-20%	0-20%

	International Bonds	Columbia Global Bond Fund	0-10%	0-15%	0-20%

		Columbia International Bond Fund	0-10%	0-15%	0-20%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-15%	0-30%	0-35%

Cash	Cash	Columbia Money Market Fund	0-15%	0-10%	0-5%

Alternative Investment Strategies		Columbia Absolute Return Currency and Income Fund	0-5%	0-10%	0-15%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

**	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

For each prospectus, the section titled “More Information about the Funds — Certain Principal Risks of the Underlying Funds” is replaced in its entirety with the following:

Active Management Risk. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds’ investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.
Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund’s concentration, its overall value may decline to a

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greater degree than if it held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle held by the underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.
Credit Risk. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund’s exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.
Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.
Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.
Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.
Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.
Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.
Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.
Highly Leveraged Transactions Risk. The high yield debt instruments in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The underlying fund’s investments also may include senior

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obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
High-Yield Securities Risk. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.
Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the underlying money market fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry. Other underlying funds that concentrate in an industry may face economic, political or regulatory developments in that industry.
Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund’s distributions that comes from inflation adjustments.
Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.
Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.
Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.
Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, such as value or growth investing, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.
Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

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Prepayment and Extension Risk. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds’ investments are locked in at a lower rate for a longer period of time.
Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.
Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.
Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:
Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.
Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.
Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.
Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.
Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than underlying funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.
Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.
Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of its total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” an underling fund’s foreign currency gains not “directly related” to its “principal

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business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the underlying fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund’s Board of Directors may authorize a significant change in investment strategy or its liquidation.
Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

For each prospectus, Appendix A, Underlying Funds – Investment Objectives and Strategies, is amended by adding the following information:

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and strategies
Equity Funds

Columbia 120/20 Contrarian Equity Fund	Long-term growth of capital

Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

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Underlying Funds	Investment Objectives and strategies
Columbiasm Acorn® Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbiasm Acorn International®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbiasm Acorn International Select®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Columbiasm Acorn Select®	Long-term capital appreciation
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fun may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $20 billion.

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Underlying Funds	Investment Objectives and strategies
Columbiasm Acorn USA®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and midsized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Asia Pacific ex-Japan Fund	The Fund seeks to provide long-term growth of capital
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Contrarian Core Fund	Total return consisting of long-term capital appreciation and current income
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term growth and current income.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

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Underlying Funds	Investment Objectives and strategies
Columbia Dividend Income Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund invests principally in securities of companies that Columbia Management Investment Advisees, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued but also may invest in securities of companies that the Adviser believes have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Emerging Markets Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

Columbia Emerging Markets Opportunity	The Fund seeks to provide shareholders with long-term capital growth.
Fund	The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

Columbia Energy and Natural Resources	Long-term capital appreciation
Fund	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

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Underlying Funds	Investment Objectives and strategies
Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.
The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, company is considered to be located in Europe if: (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.

Columbia Frontier Fund	The Fund seeks to provide shareholders with growth of capital.

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager). The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including companies located in developed and emerging countries.

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Underlying Funds	Investment Objectives and strategies
Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

Columbia International Value Fund	Long-term capital appreciation
The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Large Cap Core Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	Total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

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Underlying Funds	Investment Objectives and strategies
Columbia Large Cap Growth Fund	Long-term capital appreciation
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term, above-average earnings growth.

Columbia Large Cap Value Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

Columbia Large Growth Quantitative Fund	Long-term capital growth
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase.

Columbia Marsico Focused Equities Fund	Long-term growth of capital
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Marsico Growth Fund	Long-term growth of capital
Under normal circumstances, the Fund invests primarily in equity securities of large capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

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Underlying Funds	Investment Objectives and strategies
Columbia Marsico International Opportunities Fund	Long-term growth of capital

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund’s portfolio may be based in, or economically tied to, the United States.

Columbia Mid Cap Growth Fund	Significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.
Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change.

Columbia Mid Cap Index Fund	Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

Columbia Mid Cap Value Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

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Underlying Funds	Investment Objectives and strategies
Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies’ preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Multi-Advisor International Equity Fund	Long-term capital growth
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

Columbia Multi-Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Multi-Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.

Columbia Pacific Asia Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

Columbia Real Estate Equity Fund	Capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. Equity securities include, among other things, common stocks, preferred stocks and securities convertible into common and preferred stocks. A company is “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs.

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Underlying Funds	Investment Objectives and strategies
Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.
The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Columbia Select Large Cap Growth Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser believes have the potential for long-term growth.

Columbia Select Large-Cap Value Fund	The Fund seeks to provide long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

Columbia Seligman Communications and	The Fund seeks to provide capital gain.
Information Fund	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments.

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Underlying Funds	Investment Objectives and strategies
Columbia Seligman Global Technology Fund	The Fund seeks to provide long-term capital appreciation.
The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Columbia Small Cap Core Fund	Long-term capital appreciation
Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund generally invests in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index.

Columbia Small Cap Value Fund I	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that the Adviser believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

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Underlying Funds	Investment Objectives and strategies
Columbia Strategic Investor Fund	Long-term growth of capital by using a “value” approach to invest primarily in common stocks

Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.

Columbia Value and Restructuring Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

Fixed Income Funds

Columbia Bond Fund	Current income, consistent with minimum fluctuation in principal

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality. The Fund’s dollar weighted average maturity and duration will vary over time depending on the Adviser’s expectations for market and economic conditions.

Columbia Convertible Securities Fund	Total return, consisting of capital appreciation and current income
Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

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Underlying Funds	Investment Objectives and strategies
Columbia Corporate Income Fund	Total return, consisting primarily of current income and secondarily of capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years.

Columbia Intermediate Bond Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

Columbia International Bond Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries.

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Underlying Funds	Investment Objectives and strategies
Columbia Short Term Bond Fund	Current income, consistent with minimal fluctuation of principal
Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.

Columbia U.S. Treasury Index Fund	Total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

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For each prospectus, Appendix B, Underlying Funds – Risks, has been replaced in its entirety with the following:

Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Risk Type	Description

Active Management Risk	Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk	Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of the underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Confidential Information Access Risk	In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk	The risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Credit Risk	The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk	Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.
Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.
Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.
Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.
Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.
Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Dividend and Income Risk	The income shareholders receive from the fund is based primarily on dividends and interest it earns from its investments as well as gains the fund receives from selling portfolio securities, each of which can vary widely over the short and long-term. The dividend income from a Fund’s investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a fund may reduce the dividends paid on such securities.

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ETF Risk	An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the underlying fund’s expenses and similar expenses incurred through ownership of the ETF.

Focused Portfolio Risk	The underlying fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk	The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk	The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk	The loans or other securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

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High-Yield Securities Risk	Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

Impairment of Collateral Risk	The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk	Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

Inflation Protected Securities Risk	Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Infrastructure-Related Companies Risk	Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Interest Rate Risk	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

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Issuer Risk	An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk	Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying funds shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk	The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk	The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk	Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mid-Sized Company Risk	Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Mortgage-Related and Other Asset-Backed Securities Risks	Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

25

Non-Diversification Risk	Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk	Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk	Certain underlying funds use quantitative methods that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

Real Estate Industry Risk	Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs).
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk	The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

26

Risks of Foreign/Emerging Markets Investing	Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:
Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.
Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.
Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.
Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk	If an underlying fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk	Investments in small and medium-sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Small Company Risk	Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

27

Stripped Securities Risk	Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Tax Risk	As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Technology and Technology-Related Investment Risk	An underlying fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.
The underlying fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the underlying fund’s entire investment portfolio. However, a decline in the value of one of the underlying fund’s investments may offset potential gains from other investments.

28

Value Securities Risk	Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

29

30

31

S-6394-12 A (1/11)
Valid until next prospectus update.

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Supplement dated Oct. 6, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus Material Number	Effective Date
Columbia 120/20 Contrarian Equity Fund	S-6519-99 E	06/29/2010
Columbia Absolute Return Currency and Income Fund	S-6502-99 H	12/30/2009
Columbia AMT-Free Tax-Exempt Bond Fund	S-6310-99 AG	01/29/2010
Columbia Asia Pacific ex-Japan Fund	S-6532-99 C	12/30/2009
Columbia Diversified Bond Fund	S-6495-99 AD	10/30/2009
Columbia Diversified Equity Income Fund	S-6475-99 AE	11/27/2009
Columbia Dividend Opportunity Fund	S-6341-99 AF	08/27/2010
Columbia Emerging Markets Bond Fund	S-6398-99 F	12/30/2009
Columbia Emerging Markets Opportunity Fund	S-6354-99 W	12/30/2009
Columbia Equity Value Fund	S-6382-99 Y	05/28/2010
Columbia European Equity Fund	S-6006-99 P	12/30/2009
Columbia Frontier Fund	SL-9904-99 A	12/30/2009
Columbia Global Bond Fund	S-6309-99 AF	12/30/2009
Columbia Global Equity Fund	S-6334-99 AH	12/30/2009
Columbia Global Extended Alpha Fund	S-6527-99 AH	12/30/2009
Columbia Government Money Market Fund	SL-9905-99 A	03/01/2010
Columbia High Yield Bond Fund	S-6370-99 AF	07/30/2010
Columbia Income Builder Fund	S-6394-99 G	04/01/2010
Columbia Income Builder II Fund	S-6394-99 G	04/01/2010
Columbia Income Builder III Fund	S-6394-99 G	04/01/2010
Columbia Large Growth Quantitative Fund	S-6285-99 E	11/27/2009
Columbia Large Value Quantitative Fund	S-6523-99 D	11/27/2009
Columbia Mid Cap Growth Opportunity Fund	S-6426-99 AF	01/22/2010
Columbia Mid Cap Value Opportunity Fund	S-6241-99 L	11/27/2009
Columbia Minnesota Tax-Exempt Fund	S-6328-99 AJ	10/30/2009
Columbia Multi-Advisor International Value Fund	S-6242-99 N	12/30/2009
Columbia Multi-Advisor Small Cap Value Fund	S-6239-99 N	07/30/2010
Columbia Portfolio Builder Aggressive Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Conservative Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Moderate Aggressive Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Moderate Conservative Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Moderate Fund	S-6282-99 J	04/01/2010
Columbia Portfolio Builder Total Equity Fund	S-6282-99 J	04/01/2010
Columbia Recovery and Infrastructure Fund	S-6529-99 D	06/29/2010
Columbia Retirement Plus 2010 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2015 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2020 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2025 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2030 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2035 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2040 Fund	S-6507-99 G	06/29/2010
Columbia Retirement Plus 2045 Fund	S-6507-99 G	06/29/2010
Columbia Select Large-Cap Value Fund	SL-9911-99 A	03/01/2010
Columbia Select Smaller-Cap Value Fund	SL-9911-99 A	03/01/2010
Columbia Seligman Communications & Information Fund	SL-9907-99 A	03/01/2010
Columbia Seligman Global Technology Fund	SL-9903-99 A	12/30/2009
Columbia Strategic Allocation Fund	S-6141-99 AF	11/27/2009
Columbia U.S. Government Mortgage Fund	S-6245-99 M	07/30/2010

Fund	Prospectus Material Number	Effective Date
RiverSource Balanced Fund	S-6326-99 AE	11/27/2009
RiverSource California Tax-Exempt Fund	S-6328-99 AJ	10/30/2009
RiverSource Disciplined International Equity Fund	S-6506-99 F	12/30/2009
RiverSource Intermediate Tax-Exempt Fund	S-6355-99 V	01/29/2010
RiverSource LaSalle Global Real Estate Fund	SL-9910-99 A	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	SL-9910-99 A	03/01/2010
RiverSource New York Tax-Exempt Fund	S-6328-99 AJ	10/30/2009
RiverSource Partners Fundamental Value Fund	S-6236-99 N	07/30/2010
RiverSource Partners International Select Growth Fund	S-6243-99 N	12/30/2009
RiverSource Partners International Small Cap Fund	S-6258-99 L	12/30/2009
RiverSource Precious Metals & Mining Fund	S-6142-99 AG	05/28/2010
RiverSource Real Estate Fund	S-6281-99 J	08/27/2010
RiverSource S&P 500 Index Fund	S-6434-99 R	04/01/2010
RiverSource Short Duration U.S. Government Fund	S-6042-99 AG	07/30/2010
RiverSource Small Company Index Fund	S-6357-99 W	04/01/2010
RiverSource Strategic Income Allocation Fund	S-6287-99 E	11/27/2009
RiverSource Tax-Exempt High Income Fund	S-6430-99 AG	01/29/2010
Seligman California High-Yield Fund	SL-9902-99 A	11/27/2009
Seligman California Quality Fund	SL-9902-99 A	11/27/2009
Seligman Capital Fund	SL-9906-99 A	03/01/2010
Seligman Growth Fund	SL-9908-99 A	03/01/2010
Seligman Minnesota Fund	SL-9902-99 A	11/27/2009
Seligman National Fund	SL-9902-99 A	11/27/2009
Seligman New York Fund	SL-9902-99 A	11/27/2009
Seligman TargETFund 2015 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund 2025 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund 2035 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund 2045 Fund	SL-9901-99 A	11/27/2009
Seligman TargETFund Core Fund	SL-9901-99 A	11/27/2009
Threadneedle Global Equity Income Fund	S-6525-99 AH	12/30/2009
Threadneedle International Opportunity Fund	S-6140-99 AH	12/30/2009

The table describing “Eligible Investors and Minimum Initial Investments” and certain other Fund policies in the Fund’s prospectus, as supplemented Aug. 6, 2010, is hereby revised to replace the footnote to the table marked by an asterisk (*) in its entirety with the following:

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.

S-6400-15 A (10/10)

Prospectus and Statement of Additional Information Supplement — August 18, 2010

SAI
Form #
	Prospectus	(July 30, 2010 and
Fund (Prospectus Date)	Form #	August 27, 2010)

RiverSource 120/20 Contrarian Equity Fund (6/29/10)	S-6519-99 E	S-6500 CM/CN
RiverSource Absolute Return Currency and Income Fund (12/30/09)	S-6502-99 H	S-6500 CM/CN
RiverSource Cash Management Fund (9/29/09)	S-6320-99 AG	S-6500 CM/CN
RiverSource Cash Management Fund — Class Z (4/1/10)	S-6548-99 A	S-6500 CM/CN
RiverSource Disciplined Equity Fund (9/29/09)	S-6263-99 J	S-6500 CM/CN
RiverSource Disciplined Large Cap Growth Fund (11/27/09)	S-6285-99 E	S-6500 CM/CN
RiverSource Disciplined Large Cap Value Fund (11/27/09)	S-6523-99 D	S-6500 CM/CN
RiverSource Diversified Bond Fund (10/30/09)	S-6495-99 AD	S-6500 CM/CN
RiverSource Diversified Equity Income Fund (11/27/09)	S-6475-99 AE	S-6500 CM/CN
RiverSource Dividend Opportunity Fund (8/28/09) (8/27/10)	S-6341-99 AE/AF	S-6500 CM/CN
RiverSource Emerging Markets Bond Fund (12/30/09)	S-6398-99 F	S-6500 CM/CN
RiverSource Equity Value Fund (5/28/10)	S-6382-99 Y	S-6500 CM/CN
RiverSource Floating Rate Fund (9/29/09)	S-6501-99 F	S-6500 CM/CN
RiverSource Global Bond Fund (12/30/09)	S-6309-99 AF	S-6500 CM/CN
RiverSource Government Money Market Fund (3/1/10)	SL-9905-99 A	S-6500 CM/CN
RiverSource High Yield Bond Fund (7/30/10)	S-6370-99 AF	S-6500 CM/CN
RiverSource Income Builder Basic Income Fund (4/1/10)	S-6394-99 G	S-6500 CM/CN
RiverSource Income Builder Enhanced Income Fund (4/1/10)	S-6394-99 G	S-6500 CM/CN
RiverSource Income Builder Moderate Income Fund (4/1/10)	S-6394-99 G	S-6500 CM/CN
RiverSource Income Opportunities Fund (9/29/09)	S-6266-99 J	S-6500 CM/CN
RiverSource Inflation Protected Securities Fund (9/29/09)	S-6280-99 H	S-6500 CM/CN
RiverSource Mid Cap Growth Fund (1/22/10)	S-6426-99 AF	S-6500 CM/CN
RiverSource Mid Cap Value Fund (11/27/09)	S-6241-99 L	S-6500 CM/CN
RiverSource Minnesota Tax-Exempt Fund (10/30/09)	S-6328-99 AJ	S-6500 CM/CN
RiverSource Partners International Select Value Fund (12/30/09)	S-6242-99 N	S-6500 CM/CN
RiverSource Partners Small Cap Value Fund (7/30/10)	S-6239-99 N	S-6500 CM/CN
RiverSource Portfolio Builder Aggressive Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Conservative Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Moderate Aggressive Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Moderate Conservative Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Moderate Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Portfolio Builder Total Equity Fund (4/1/10)	S-6282-99 J	S-6500 CM/CN
RiverSource Recovery and Infrastructure Fund (6/29/10)	S-6529-99 D	S-6500 CM/CN
RiverSource Retirement Plus 2010 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2015 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2020 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN

SAI
Form #
	Prospectus	(July 30, 2010 and
Fund (Prospectus Date)	Form #	August 27, 2010)

RiverSource Retirement Plus 2025 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2030 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2035 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2040 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Retirement Plus 2045 Fund (6/29/10)	S-6507-99 G	S-6500 CM/CN
RiverSource Strategic Allocation Fund (11/27/09)	S-6141-99 AF	S-6500 CM/CN
RiverSource Tax-Exempt Bond Fund (1/29/10)	S-6310-99 AG	S-6500 CM/CN
RiverSource U.S. Government Mortgage Fund (7/30/10)	S-6245-99 M	S-6500 CM/CN
Seligman Communications and Information Fund (3/1/10)	SL-9907-99 A	S-6500 CM/CN
Seligman Frontier Fund (12/30/09)	SL-9904-99 A	S-6500 CM/CN
Seligman Global Technology Fund (12/30/09)	SL-9903-99 A	S-6500 CM/CN
Seligman Large-Cap Value Fund (3/1/10)	SL-9911-99 A	S-6500 CM/CN
Seligman Smaller-Cap Value Fund (3/1/10)	SL-9911-99 A	S-6500 CM/CN
Threadneedle Emerging Markets Fund (12/30/09)	S-6354-99 W	S-6500 CM/CN
Threadneedle European Equity Fund (12/30/09)	S-6006-99 P	S-6500 CM/CN
Threadneedle Global Equity Fund (12/30/09)	S-6334-99 AH	S-6500 CM/CN
Threadneedle Global Extended Alpha Fund (12/30/09)	S-6527-99 AH	S-6500 CM/CN

Each of the above-referenced funds are collectively referred to as the Funds.

S-6400-12 A (8/10)
Valid until next update

The following changes will be effective on or about Sept. 27, 2010 (the “Effective Date”):

On the Effective Date, the Fund name will be changed as follows:

Old Name	New Name
RiverSource 120/20 Contrarian Equity Fund	Columbia 120/20 Contrarian Equity Fund

RiverSource Absolute Return Currency and Income Fund	Columbia Absolute Return Currency and Income Fund

RiverSource Cash Management Fund	Columbia Money Market Fund

RiverSource Disciplined Equity Fund	Columbia Large Core Quantitative Fund

RiverSource Disciplined Large Cap Growth Fund	Columbia Large Growth Quantitative Fund

RiverSource Disciplined Large Cap Value Fund	Columbia Large Value Quantitative Fund

RiverSource Diversified Bond Fund	Columbia Diversified Bond Fund

RiverSource Diversified Equity Income Fund	Columbia Diversified Equity Income Fund

RiverSource Dividend Opportunity Fund	Columbia Dividend Opportunity Fund

RiverSource Emerging Markets Bond Fund	Columbia Emerging Markets Bond Fund

RiverSource Equity Value Fund	Columbia Equity Value Fund

RiverSource Floating Rate Fund	Columbia Floating Rate Fund

RiverSource Global Bond Fund	Columbia Global Bond Fund

RiverSource Government Money Market Fund	Columbia Government Money Market Fund

RiverSource High Yield Bond Fund	Columbia High Yield Bond Fund

RiverSource Income Builder Basic Income Fund	Columbia Income Builder Fund

RiverSource Income Builder Enhanced Income Fund	Columbia Income Builder Fund III

RiverSource Income Builder Moderate Income Fund	Columbia Income Builder Fund II

RiverSource Income Opportunities Fund	Columbia Income Opportunities Fund

RiverSource Inflation Protected Securities Fund	Columbia Inflation Protected Securities Fund

RiverSource Mid Cap Growth Fund	Columbia Mid Cap Growth Opportunity Fund

RiverSource Mid Cap Value Fund	Columbia Mid Cap Value Opportunity Fund

Old Name	New Name
RiverSource Minnesota Tax-Exempt Fund	Columbia Minnesota Tax-Exempt Fund

RiverSource Partners International Select Value Fund	Columbia Multi-Advisor International Value Fund

RiverSource Partners Small Cap Value Fund	Columbia Multi-Advisor Small Cap Value Fund

RiverSource Portfolio Builder Aggressive Fund	Columbia Portfolio Builder Aggressive Fund

RiverSource Portfolio Builder Conservative Fund	Columbia Portfolio Builder Conservative Fund

RiverSource Portfolio Builder Moderate Aggressive Fund	Columbia Portfolio Builder Moderate Aggressive Fund

RiverSource Portfolio Builder Moderate Conservative Fund	Columbia Portfolio Builder Moderate Conservative Fund

RiverSource Portfolio Builder Moderate Fund	Columbia Portfolio Builder Moderate Fund

RiverSource Portfolio Builder Total Equity Fund	Columbia Portfolio Builder Total Equity Fund

RiverSource Recovery and Infrastructure Fund	Columbia Recovery and Infrastructure Fund

RiverSource Retirement Plus 2010 Fund	Columbia Retirement Plus 2010 Fund

RiverSource Retirement Plus 2015 Fund	Columbia Retirement Plus 2015 Fund

RiverSource Retirement Plus 2020 Fund	Columbia Retirement Plus 2020 Fund

RiverSource Retirement Plus 2025 Fund	Columbia Retirement Plus 2025 Fund

RiverSource Retirement Plus 2030 Fund	Columbia Retirement Plus 2030 Fund

RiverSource Retirement Plus 2035 Fund	Columbia Retirement Plus 2035 Fund

RiverSource Retirement Plus 2040 Fund	Columbia Retirement Plus 2040 Fund

RiverSource Retirement Plus 2045 Fund	Columbia Retirement Plus 2045 Fund

RiverSource Strategic Allocation Fund	Columbia Strategic Allocation Fund

RiverSource Tax-Exempt Bond Fund	Columbia AMT-Free Tax-Exempt Bond Fund

RiverSource U.S. Government Mortgage Fund	Columbia U.S. Government Mortgage Fund

Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund

Seligman Frontier Fund	Columbia Frontier Fund

Seligman Global Technology Fund	Columbia Seligman Global Technology Fund

Old Name	New Name
Seligman Large-Cap Value Fund	Columbia Select Large-Cap Value Fund

Seligman Smaller-Cap Value Fund	Columbia Select Smaller-Cap Value Fund

Threadneedle Emerging Markets Fund	Columbia Emerging Markets Opportunity Fund

Threadneedle European Equity Fund	Columbia European Equity Fund

Threadneedle Global Equity Fund	Columbia Global Equity Fund

Threadneedle Global Extended Alpha Fund	Columbia Global Extended Alpha Fund

Prospectus Supplement — August 6, 2010

Fund (Prospectus Date)	Prospectus Form #

RiverSource 120/20 Contrarian Equity Fund (6/29/10)	S-6519-99 E
RiverSource Absolute Return Currency and Income Fund (12/30/09)	S-6502-99 H
RiverSource Balanced (11/27/09)	S-6326-99 AE
RiverSource California Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource Cash Management Fund (9/29/09)	S-6320-99 AG
RiverSource Cash Management Fund – Class Z (4/1/10)	S-6548-99 A
RiverSource Disciplined Equity Fund (9/29/09)	S-6263-99 J
RiverSource Disciplined International Equity Fund (12/30/09)	S-6506-99 F
RiverSource Disciplined Large Cap Growth Fund (11/27/09)	S-6285-99 E
RiverSource Disciplined Large Cap Value Fund (11/27/09)	S-6523-99 D
RiverSource Disciplined Small and Mid Cap Equity Fund (9/29/09)	S-6505-99 F
RiverSource Disciplined Small Cap Value Fund (9/29/09)	S-6397-99 F
RiverSource Diversified Bond Fund (10/30/09)	S-6495-99 AD
RiverSource Diversified Equity Income Fund (11/27/09)	S-6475-99 AE
RiverSource Dividend Opportunity Fund (8/28/09)(8/27/10)	S-6341-99 AE/AF
RiverSource Emerging Markets Bond Fund (12/30/09)	S-6398-99 F
RiverSource Equity Value Fund (5/28/10)	S-6382-99 Y
RiverSource Floating Rate Fund (9/29/09)	S-6501-99 F
RiverSource Global Bond Fund (12/30/09)	S-6309-99 AF
RiverSource Government Money Market Fund (3/1/10)	SL-9905-99 A
RiverSource High Yield Bond Fund (7/30/10)	S-6370-99 AF
RiverSource Income Builder Basic Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Enhanced Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Moderate Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Opportunities Fund (9/29/09)	S-6266-99 J
RiverSource Inflation Protected Securities Fund (9/29/09)	S-6280-99 H
RiverSource Intermediate Tax-Exempt Fund (1/29/10)	S-6355-99 V
RiverSource LaSalle Global Real Estate Fund (3/1/10)	SL-9910-99 A

S-6400-11 A (8/10)
Valid until next update

Fund (Prospectus Date)	Prospectus Form #

RiverSource LaSalle Monthly Dividend Real Estate Fund (3/1/10)	SL-9910-99 A
RiverSource Limited Duration Bond Fund (9/29/09)	S-6265-99 J
RiverSource Mid Cap Growth Fund (1/22/10)	S-6426-99 AF
RiverSource Mid Cap Value Fund (11/27/09)	S-6241-99 L
RiverSource Minnesota Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource New York Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource Partners Fundamental Value Fund (7/30/10)	S-6236-99 N
RiverSource Partners International Select Growth Fund (12/30/09)	S-6243-99 N
RiverSource Partners International Select Value Fund (12/30/09)	S-6242-99 N
RiverSource Partners International Small Cap Fund (12/30/09)	S-6258-99 L
RiverSource Partners Small Cap Value Fund (7/30/10)	S-6239-99 N
RiverSource Portfolio Builder Aggressive Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Conservative Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Aggressive Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Conservative Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Total Equity Fund (4/1/10)	S-6282-99 J
RiverSource Precious Metals and Mining Fund (5/28/10)	S-6142-99 AG
RiverSource Real Estate Fund (8/28/09)(8/27/10)	S-6281-99 H/J
RiverSource Recovery and Infrastructure Fund (6/29/10)	S-6529-99 D
RiverSource Retirement Plus 2010 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2015 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2020 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2025 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2030 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2035 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2040 Fund (6/29/10)	S-6507-99 G
RiverSource Retirement Plus 2045 Fund (6/29/10)	S-6507-99 G
RiverSource S&P 500 Index Fund (4/1/10)	S-6434-99 R
RiverSource Short Duration U.S. Government Fund (7/30/10)	S-6042-99 AG
RiverSource Small Company Index Fund (4/1/10)	S-6357-99 W
RiverSource Strategic Allocation Fund (11/27/09)	S-6141-99 AF
RiverSource Strategic Income Allocation Fund (11/27/09)	S-6287-99 E
RiverSource Tax-Exempt Bond Fund (1/29/10)	S-6310-99 AG
RiverSource Tax-Exempt High Income Fund (1/29/10)	S-6430-99 AG

Fund (Prospectus Date)	Prospectus Form #

RiverSource U.S. Government Mortgage Fund (7/30/10)	S-6245-99 M
Seligman Capital Fund (3/1/10)	SL-9906-99 A
Seligman Communications and Information Fund (3/1/10)	SL-9907-99 A
Seligman Frontier Fund (12/30/09)	SL-9904-99 A
Seligman Global Technology Fund (12/30/09)	SL-9903-99 A
Seligman Growth Fund (3/1/10)	SL-9908-99 A
Seligman Large-Cap Value Fund (3/1/10)	SL-9911-99 A
Seligman Smaller-Cap Value Fund (3/1/10)	SL-9911-99 A
Seligman TargETFund 2015 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2025 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2035 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2045 (11/27/09)	SL-9901-99 A
Seligman TargETFund Core (11/27/09)	SL-9901-99 A
Seligman California Municipal High-Yield Fund (11/27/09)	SL-9902-99 A
Seligman California Municipal Quality Fund (11/27/09)	SL-9902-99 A
Seligman Minnesota Municipal Fund (11/27/09)	SL-9902-99 A
Seligman National Municipal Fund (11/27/09)	SL-9902-99 A
Seligman New York Municipal Fund (11/27/09)	SL-9902-99 A
Threadneedle Asia Pacific Fund(12/30/09)	S-6532-99 C
Threadneedle Emerging Markets Fund (12/30/09)	S-6354-99 W
Threadneedle European Equity Fund (12/30/09)	S-6006-99 P
Threadneedle Global Equity Fund (12/30/09)	S-6334-99 AH
Threadneedle Global Equity Income Fund (12/30/09)	S-6525-99 AH
Threadneedle Global Extended Alpha Fund (12/30/09)	S-6527-99 AH
Threadneedle International Opportunity Fund (12/30/09)	S-6140-99 AH

Effective September 7, 2010 (the Effective Date), the Columbia funds, Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described herein. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor. For details on this particular policy, see below in this Supplement the restatement of the section “Rights of Accumulation (ROA).”

For purposes of this Supplement, the Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Columbia funds. The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the RiverSource funds. Together the Columbia funds and the RiverSource funds are referred to as the Funds. On September 27, 2010, certain of the RiverSource, Seligman and Threadneedle funds will change their names to reflect the Columbia brand. Regardless of the name change to a RiverSource fund, a Seligman fund or a Threadneedle fund, each of these Funds should be regarded as a RiverSource fund, Seligman fund or Threadneedle fund (per their current name) and should not be considered a “Columbia fund” for purposes of this Supplement.

The following terms have the following meaning: Columbia Management or the investment manager means Columbia Management Investment Advisers, LLC, the Transfer Agent means Columbia Management Investment Services Corp., and the Distributor means Columbia Management Investment Distributors, Inc. In addition, as used throughout this Supplement, the terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Additional information about the Funds can be obtained by contacting the following:

Websites*	Toll-free Numbers**	Mailing Addresses**

For Columbia funds at any time and all Funds on and after September 27, 2010: www.columbiamanagement.com	For Columbia funds at any time and all Funds on and after September 7, 2010: 800.345.6611	For all Funds: Regular Mail: The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

For RiverSource and Threadneedle funds on or before September 26, 2010: www.riversource.com	For RiverSource funds on or before September 6, 2010: 800.221.2450	Express Mail: The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

For Seligman funds on or before September 26, 2010: www.seligman.com

* The website references in this prospectus supplement are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus supplement.
** For those Funds with a prospectus Summary section entitled “BUYING AND SELLING SHARES — Exchanging or Selling Shares,” the information therein is amended to reflect the toll free numbers and mailing addresses noted here.

On the Effective Date, certain of the RiverSource fund share classes will be converted or redesignated (renamed) and certain share classes will be closed. Each conversion and renaming will be treated as a non-reportable, non-taxable transaction. The current share classes offered by the RiverSource funds (which includes the Seligman and Threadneedle branded funds) and their status as of the Effective Date (or other date, as noted below) are as follows:

Current Share Class (prior to the Effective Date)	Share Class on and after the Effective Date

Class A	Class A

Class B	Class B (Closed to new and existing investors)

Class C	Class C

Class D	Renamed as Class A

Class E*	Renamed as Class Z*

Class I	Class I

Class R2	Renamed as Class R

Class R3	Class R3 (Closed to new investors effective December 31, 2010)**

Class R4	Class R4 (Closed to new investors effective December 31, 2010)**

Class R5	Class R5 (Closed to new investors effective December 31, 2010)**

Class W	Class W

Class Y	Converted to or Renamed as Class Z***

Class Z	Class Z

* Relates to RiverSource S&P 500 Index Fund.
** Class R3, R4 and Class R5 shares are closed to new investors as of the close of business on December 31, 2010, as further described below in this Supplement.
*** For RiverSource Cash Management Fund, Class Y shares will be converted to Class Z shares on or about August 27, 2010. For RiverSource Retirement Plus Funds, Class Y shares will be renamed as Class Z shares on the Effective Date.

Accordingly, on the Effective Date, the RiverSource funds will offer the following share classes: Class A, Class C, Class I, Class R, Class W and Class Z shares, and will offer Class R3, Class R4 and Class R5 until their close effective at the close of business on December 31, 2010.

The following changes are effective on the Effective Date:

The following information replaces the information under and including the captions “Buying and Selling Shares — Description of Share Classes — Investment Options — Classes of Shares — Investment Options Summary” (which is renamed as “Choosing a Share Class — Comparison of the Share Classes”).

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus (the Fund may also offer other classes of shares through a separate prospectus). Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your financial intermediary, not all share classes may be made available to you. The following summarizes the primary features of the Class A, Class C, Class I, Class R (formerly Class R2), Class R3, Class R4, Class R5, Class W and Class Z shares (but, as stated above, the Fund offers only the classes of shares set forth on the cover of this prospectus). Although as of the Effective Date Class B shares are closed to new and existing investors, information relating to Class B shares is included in the table below because certain qualifying purchase orders for Class B shares are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for reduction or waiver of sales charges when you buy or sell shares.

Each investor’s personal situation is different and you may wish to discuss with your financial intermediary which share class is best for you. Your authorized financial intermediary or financial advisor can help you determine which share class(es) is available to you and to decide which class of shares best meets your needs.

	Eligible Investors and	Investment	Conversion
	Minimum Initial Investments(a)	Limits	Features

Class A*	Class A shares are available to the general public for investment; minimum initial investments generally range from $0 to $2,000.***	none	none

Class B*	Effective September 7, 2010, the RiverSource funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange as described below.**	up to $49,999	convert to Class A shares generally eight years after purchase(e)

Class C*	Class C shares are available to the general public for investment; minimum initial investments range from $0 to $2,000.***	up to $999,999; no limit for eligible employee benefit plans†	none

Class I*	Class I shares are only available to the Funds.	none	none

Class R (formerly Class R2)*	Class R shares are only available to eligible retirement plans and health savings accounts.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. The share class is available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(g)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors. The share class is available to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(g)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors. The share class is available to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(g)	none	none

Class W*	Class W shares are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Z*	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,000.***	none	none

Maximum
			Distribution	Non 12b-1
	Front-End	Contingent Deferred	and Service	Service
	Sales Charges(b)	Sales Charges (CDSCs)(b)	(12b-1) Fees(c)	Fees

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more none, money market Funds and RiverSource S&P 500 Index Fund(d)	a CDSC applies only to certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(d)	0.25% distribution and service fees, except RiverSource Cash Management Fund, which pays 0.10% distribution and service fees	none

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years(e)	0.75% distribution fee and 0.25% service fee, except RiverSource Cash Management Fund, which pays up to 0.75% distribution fee and up to 0.10% service fee	none

Class C*	none	1.00% on investments redeemed within one year of purchase	0.75% distribution fee and 0.25% service fee, except RiverSource Cash Management Fund, which pays 0.75% distribution fee	none

Class I*	none	none	none	none

Class R (formerly Class R2)*	none	none	0.50% fee, of which service fee can be up to 0.25%	none

Class R3*	none	none	0.25% distribution fee	0.25%(f)

Class R4*	none	none	none	0.25%(f)

Class R5*	none	none	none	none

Class W*	none	none	0.25% distribution and service fees, except RiverSource Cash Management Fund, which pays 0.10% distribution and service fees	none

Class Z*	none	none	none	none

* For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment), Class R (available as a new investment only to investors in the Distributor’s proprietary 401(k) products), Class W or Class Z shares of the Fund. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.

** Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or service agent may have different polices, including automatically redirecting the purchase order to a money market fund.

*** The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, RiverSource Floating Rate Fund and RiverSource Inflation Protected Securities Fund, and $10,000 for RiverSource 120/20 Contrarian Equity Fund, Threadneedle Global Extended Alpha Fund and RiverSource Absolute Return Currency and Income Fund.

† There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(a) See below and the prospectus (as supplemented hereby) for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements of these share classes.

(b) See below and the prospectus (as supplemented hereby) for information about certain exceptions to these sales charges.

(c) The maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds. See “Distribution and Service Fees” below for more information.

(d) There is no CDSC on Class A shares of the money market Funds or RiverSource S&P 500 Index Fund.

(e) See below for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares.

(f) See “Plan Administration Fee” below for more information.

(g) Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See below for more information on eligible investors in Class R3, Class R4 and Class R5 shares and the closing of these share classes.

The following information replaces the information under “Distribution and Service Fees” (if applicable):

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual percent of average daily net assets) and the combined amount of such fees applicable to each share class of the RiverSource funds (including the Seligman and Threadneedle branded funds).

	Distribution	Service	Combined
	Fee	Fee	Total
Class A	up to 0.25%	up to 0.25%	0.25%(a)
Class B	0.75%	0.25%	1.00%(b)
Class C	0.75%	0.25%	1.00%(a)
Class I	none	none	none
Class R	up to 0.50%	up to 0.25%	0.50%(a)(c)
Class R3	0.25%	0.25%(d)	0.50%(d)
Class R4	none	0.25%(d)	0.25%(d)
Class R5	none	none	none
Class W	up to 0.25%	up to 0.25%	0.25%(a)
Class Y	none	none	none
Class Z	none	none	none

(a) Fees amounts noted apply to all Funds other than RiverSource Cash Management Fund, which for each of Class A and Class W shares, pays distribution and service fees of 0.10% and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of RiverSource Cash Management Fund and from Class A, Class C and Class R (formerly Class R2) shares of RiverSource Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(b) Fees amounts noted apply to all Funds other than RiverSource Cash Management Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%. Effective after the close of business on September 3, 2010, Class B shares will be closed to new and existing investors.
(c) The RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For RiverSource funds Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(d) The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Fund’s Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R (formerly Class R2), R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the Distributor for certain expenses it incurs in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For RiverSource fund Class B shares, and, for the first 12 months following the sale of RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For all Funds except RiverSource S&P 500 Index Fund, the following information replaces the information under the section heading “Plan Administration Fee”:

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

For RiverSource S&P 500 Index Fund, the information under and including the section heading “Plan Administration Fee” is hereby deleted.

The following information replaces the information under “Determining which class of shares to purchase — Class A, Class B and Class C shares”:

Class B Shares Closing
Currently, Class B shares for RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases.

As of the Effective Date, the Fund’s Class B shares will be closed to new accounts and additional purchases by existing Class B shareholders. As of the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the Fund’s existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Funds that offer Class B shares for exchange. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions until their conversion to Class A shares.

On and after the Effective Date, any purchase orders for Class B shares that are initial investments or that are orders for additional shares, including orders made through an active systematic investment plan (other than a permitted exchange or a distribution reinvestment, or purchase orders submitted by a financial intermediary through the National Securities Clearing Corporation (NSCC) as described in more detail below), will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. By being invested in Class A shares (instead of Class B shares), the actual amount invested in the Fund will be reduced by the amount of any applicable front-end sales charge. For purposes of determining the applicable Class A front-end sales charge, the value of a shareholder’s account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see Rights of Accumulation (ROA) below for more information. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for Fund Class B shares on and after the Effective Date or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s financial advisor through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

On and after the Effective Date, the Repurchase privilege (described below under Repurchases) will no longer be offered for Class B shares. However, shareholders who redeem Class B shares (subject to the imposition of any applicable contingent deferred sales charge (CDSC)) and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial intermediary or the Transfer Agent in writing in advance of reinvestment and must repurchase shares into an account with the same account owner information. Please see Repurchases below for more information.

All other Class B share features, including but not limited to distribution and service fees, CDSC and conversion features, will remain unchanged for Class B shares held on and after the Effective Date.

Class C Shares
New purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher, except that there is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. See below under Rights of Accumulation (ROA) below for information on rights of accumulation.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

The following information replaces the information under “Determining which class of shares to purchase — Class I Shares”:

The following eligible investors may purchase Class I shares:

•	Any fund distributed by the Distributor, if the fund seeks to achieve its investment objective by investing in shares of the Funds.

Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized financial intermediary.

The following information replaces the information under “Determining which class of shares to purchase — Class R and Y Shares”:

Class R shares (formerly Class R2 shares)
Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Ameriprise Financial, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept or authorize selling and/or servicing agents to accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares
Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.
Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent receives with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

The following information replaces the table under “Sales Charges — Initial sales charge for Class A shares”:

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule For
 Equity Funds and Funds-of-Funds (equity)*

			Amount retained by
		Sales charge	or paid to selling
	Sales charge	as a % of the	and/or servicing
Dollar amount of	as a % of the	net amount	agents as a % of
shares bought(a)	offering price(b)	invested(b)	the offering price
$0 — $49,999	5.75%	6.10%	5.00%
$50,000 — $99,999	4.50%	4.71%	3.75%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.15%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule For
 Fixed Income Funds (except those listed below) and Funds-of-Funds
 (fixed income)*

			Amount retained by
		Sales charge	or paid to selling
	Sales charge	as a % of the	and/or servicing
Dollar amount of	as a % of the	net amount	agents as a % of
shares bought(a)	offering price(b)	invested(b)	the offering price
$0 — $49,999	4.75%	4.99%	4.00%
$50,000 — $99,999	4.25%	4.44%	3.50%
$100,000 — $249,999	3.50%	3.63%	3.00%
$250,000 — $499,999	2.50%	2.56%	2.15%
$500,000 — $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule For
 RiverSource Absolute Return Currency and Income Fund, RiverSource
 Floating Rate Fund, RiverSource Inflation Protected Securities Fund,
 RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration
 Bond Fund and RiverSource Short Duration U.S. Government Fund

			Amount retained by
		Sales charge	or paid to selling
	Sales charge	as a % of the	and/or servicing
Dollar amount of	as a % of the	net amount	agents as a % of
shares bought(a)	offering price(b)	invested(b)	the offering price
$0 — $99,999	3.00%	3.09%	2.50%
$100,000 — $249,999	2.50%	2.56%	2.15%
$250,000 — $499,999	2.00%	2.04%	1.75%
$500,000 — $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

* There is no front-end sales charge on RiverSource S&P 500 Index Fund Class A shares. “Funds-of-funds (equity)” includes RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a) Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Rights of Accumulation (ROA) for a discussion of account value aggregation.

(b) Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c) Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.
(d) For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — Commissions
The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 3.00% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

 Class A Shares — Commission Schedule (Paid by the Distributor to Selling
 and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)
$1 million — $2,999,999	1.00%**
$3 million — $49,999,999	0.50%
$50 million or more	0.25%

* Not applicable to RiverSource S&P 500 Index Fund.
** For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million

The following information replaces the information under “Rights of Accumulation (ROA)” and “Letter of Intent (LOI)”:

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A, Class E or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts
The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and Class Z shares.

The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

The following information replaces the information under “Initial Sales Charge — Waivers of the sales charge for Class A shares”:

The following categories of investors may buy Class A shares of the Fund at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors[1];

•	registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor[1](;

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor; or

1 including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code.

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Funds are a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

The following information replaces the information under “Class A — contingent deferred sales charge”:

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted immediately above.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply.

The following information replaces the information under “CDSC — Waivers of the CDSC for Class A shares” and “CDSC — Waivers of the CDSC for Class C shares”:

CDSC — Waivers of the CDSC for Class A and Class C shares.  The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death.

•	to which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase.

•	purchased through reinvestment of dividends and capital gain distributions.

•	in an account that has been closed because it falls below the minimum account balance.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor.

•	of Class A shares of a Fund initially purchased by an employee benefit plan.

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination.

•	in connection with the Fund’s Small Account Policy (as described below).

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party.

•	by certain other investors as set forth in more detail in the SAI.

The following information replaces the information under “Class B and Class C — CDSC alternative — For Class B”:

Class B Shares — Sales Charges
Effective September 7, 2010, the RiverSource funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class B Shares — CDSC
You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See “CDSC — Waivers of the CDSC for Class B shares” for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

 Class B Shares — CDSC Schedule for the RiverSource funds

Number of Years	Applicable
Class B Shares Held	CDSC*
One	5.00%
Two	4.00%
Three	3	.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares

* Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
** For shares purchased in a RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

For purposes of calculating the CDSC on shares of a RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class B Shares — Commissions
If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares.

Conversion of Class B Shares to Class A Shares
Class B shares purchased in a Columbia fund at any time, a RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Columbia fund at any time, Seligman fund at any time, or a RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2006 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

The following information replaces the information under “CDSC — Waivers of the CDSC for Class B shares”:

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

•	in connection with the Fund’s Small Account Policy (as described below).

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

The following information is added as a new last paragraph to “Class B and Class C — CDSC alternative — For Class C”:

For purposes of calculating the CDSC on shares of a Columbia fund and, for shares of a RiverSource fund purchased after the close of business on

September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

The information under “Methods of Purchasing Shares” is amended to reflect the following:

As of the Effective Date, all references to telephone numbers of the Transfer Agent are changed to 800.345.6611, except that to place orders by telephone, please call the Transfer Agent at 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at the websites listed below or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to (the following addresses may also be used to request an exchange or redemption of shares):

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Websites*

For Columbia funds at any time	For RiverSource and	For Seligman funds
and all Funds on and after	Threadneedle funds on or before	on or before
September 27, 2010:	September 26, 2010:	September 26, 2010:
www.columbiamanagement.com	www.riversource.com	www.seligman.com

* The website references in this prospectus supplement are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus supplement.

The following table replaces the table under “Minimum Investment and Account Balance” and, for those Funds with a prospectus Summary section entitled “BUYING AND SELLING SHARES,” the information therein is amended to reflect the following information:

Minimum Investment and Account Balance
			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund,	Value Fund,
			Threadneedle	RiverSource
	For all Funds,		Global Extended	Floating Rate
	classes and		Alpha Fund,	Fund,
	accounts except		RiverSource	RiverSource
	those listed to	Individual	Absolute Return	Inflation
	the right	Retirement	Currency and	Protected
	(nonqualified)	Accounts	Income Fund	Securities Fund	Class R	Class W	Class Z

Minimum Initial investment	$2,000(a)	$1,000	$10,000	$5,000	none	$500	Variable(a)(b)

Minimum Additional investments	$100	$100	$100	$100	none	none	$100

Minimum Account balance	$250(c)	none	$5,000	$2,500	none	$500	$250(c)

(a) If your Fund account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a scheduled investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance.
(b) The minimum initial investment amount for Class Z shares varies from none, to $1,000 to $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(c) If the value of your Fund account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Small Account Policy.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans
			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund,	Value Fund,
			Threadneedle	RiverSource
	For all Funds,		Global Extended	Floating Rate
	classes and		Alpha Fund,	Fund,
	accounts except		RiverSource	RiverSource
	those listed to	Individual	Absolute Return	Inflation
	the right	Retirement	Currency and	Protected
	(nonqualified)	Accounts	Income Fund	Securities Fund	Class R	Class W	Class Z

Minimum Initial investment	$100(a)	$100(b)	$10,000	$5,000	none	$500	variable(c)

Minimum Additional investments	$100	$50	$100	$100	none	none	$100

Minimum Account balance*	none(b)	none	$5,000	$2,500	none	$500	none

*  If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a) money market Funds — $2,000
(b) money market Funds — $1,000
(c) The minimum initial investment amount for Class Z shares varies from none, to $1,000 to $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments
There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or subaccounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements for the classes of shares may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

With respect a Medallion Signature Guarantee, as of the Effective Date, the dollar threshold triggering the need for a Medallion Signature Guarantee is increased from an amount greater than $50,000 to an amount greater than $100,000. The following information replaces the information relating to how to obtain a Medallion Signature Guarantee:

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion signature guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP)

and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

As of the Effective Date, the following limits are applicable:

You can sell up to and including an aggregate of $100,000 of Fund shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of Fund shares per day, per Fund. You can buy up to and including $100,000 of Fund shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

The following is hereby added under “Methods of Purchasing Shares”:

Online Transactions
Once Class A, Class B, Class C, Class R, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of Fund shares per day, per Fund account through the internet if you qualify for internet orders.

Important:
Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 14 days to clear. If you request a redemption within 14 days of purchase, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. Proceeds from purchases by check or from a bank account as an Automated Clearing House (ACH) transaction will be held when you sell those shares for up to 10 days after the trade date of the purchase.

Systematic Withdrawal Plan
The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class  I, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your Fund account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)
The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y and Class W shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts
The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Dividend Diversification
Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase.

Systematic Exchanges
You may buy Class A, Class B, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

Same-Fund Exchange Privilege for Class Z Shares
Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/ or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy.

The following information replaces the information under and including the caption heading “Other exchange policies”:

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of an equity Fund, you may not exchange from Class C shares of that equity Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into an equity or fixed income Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and the CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of an equity Fund or fixed income Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

The following information replaces the information under “Check Redemption Service”:

Effective September 7, 2010, only Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

The following information replaces the information under “Short-Term or Excessive Trading”:

Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds
The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any buy or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

The following information replaces the information under “Repurchases”:

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption from any Class A, B, C or T shares within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

After the close of business on September 3, 2010, RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a RiverSource fund. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their financial advisor or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, the Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of

Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. Systematic withdrawals and purchases are excluded from this policy.

The last sentence of the fourth paragraph under “Pricing and Valuing of Fund Shares” is replaced with the following:

The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

The following information replaces the information under and including the section heading “PAYMENTS TO FINANCIAL INTERMEDIARIES”:

Financial Intermediary Compensation
The Distributor and the investment manager make payments, from their own resources, to certain financial intermediaries, including selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain financial intermediaries. Such increased payments may enable such financial intermediaries to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with certain affiliates of Bank of America Corporation (Bank of America). Such increased payments to the Bank of America affiliates may enable the Bank of America affiliate to offset credits that it may provide to customers.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Columbia fund (other than the Columbia Acorn funds) and each RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in such accounts for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/

dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the investment manager and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others.

For RiverSource S&P 500 Index Fund:

On and after the Effective Date, the Redemption Fee and Maximum annual account fee (for accounts under $10,000) on Class D and Class E shares (to be renamed as Class A and Class Z respectively), as described in the table of Shareholder fees under the caption “Fees and Expenses of the Fund” in the Summary of the Fund are no longer applicable.

PROSPECTUS SUPPLEMENT — MAY 1, 2010

FUNDS (PROSPECTUS EFFECTIVE DATE)	MATERIAL NUMBER
RiverSource Income Builder Basic Income Fund,	S-6394-99 G
RiverSource Income Builder Enhanced Income Fund,
RiverSource Income Builder Moderate Income Fund (April 1, 2010)
On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial) announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, the Fund’s investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. In connection with the Columbia Transaction, the Funds’ portfolio managers have been changed. The foregoing change is reflected in the revised Fund Management, and Fund Management and Compensation sections of the Funds’ prospectus, as set forth below.
Effective May 1, 2010, the following changes are hereby made to the Funds’ prospectus:
The list of portfolio managers shown under the caption “Fund Management” Fund in each Summary of the Fund section is superseded and replaced as follows:

PORTFOLIO MANAGER	TITLE	MANAGED FUND SINCE
Colin J. Lundgren	Senior Portfolio Manager	February 2006
Gene R. Tannuzzo	Portfolio Manager	May 2010
The description of the portfolio managers responsible for the Funds’ day-to-day portfolio management, as described under the caption “Fund Management and Compensation — Investment Manager” in the More Information about the Funds section is superseded and replaced as follows:
Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:
Colin J. Lundgren, CFA, Senior Portfolio Manager
–	Managed the Fund since February 2006.

–	Senior Vice President and Head of Fixed Income.

–	Joined the investment manager in 1986.

–	Began investment career in 1989.

–	BA, Lake Forest College.
Gene R. Tannuzzo, CFA, Portfolio Manager
–	Managed the Fund since May 2010.

–	Sector Manager, multi-sector fixed income.

–	Joined the investment manager in 2003 as an associate analyst in municipal bond research.

–	Began investment career in 2003.

–	BSB, University of Minnesota, Carlson School of Management.
S-6394-8 A (5/10)

Prospectus Supplement — June 10, 2010*

Fund (prospectus date)	Form #

RiverSource Income Builder Basic Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Enhanced Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Moderate Income Fund (4/1/10)	S-6394-99 G

The Principal Investment Strategies of the Fund in the Summary of the RiverSource Income Builder Basic Income Fund section is superseded and replaced as follows:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target Allocation Ranges – Under Normal Market Conditions)*
Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Basic Income Fund	10-30%	55-85%	0-15%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
•	Analyzing factors such as credit quality, interest rate outlook and price; and
•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

The Principal Investment Strategies of the Fund in the Summary of the RiverSource Income Builder Moderate Income Fund section is superseded and replaced as follows:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target Allocation Ranges – Under Normal Market Conditions)*
Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Moderate Income Fund	10-35%	55-90%	0-10%	0-10%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
•	Analyzing factors such as credit quality, interest rate outlook and price; and
•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

The Principal Investment Strategies of the Fund in the Summary of the RiverSource Income Builder Enhanced Income Fund section is superseded and replaced as follows:

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Enhanced Income Fund	10-40%	60-90%	0-5%	0-15%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
•	Analyzing factors such as credit quality, interest rate outlook and price; and
•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

The Principal Investment Strategies of the Funds, as described under the section More Information About the Funds is superseded and replaced as follows:

The Funds are intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. Each Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. Each Fund’s asset allocation is expected to be different based on its different risk profile as discussed under “Investment Objective” contained in each Fund’s summary. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations, subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for each Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

Table 1. Investment Category Ranges by Fund

Income Builder Funds
(Target Allocation Range —
Under Normal Market Conditions)**
			Basic	Moderate	Enhanced
			Income	Income	Income
Asset Class	Investment Category	Eligible Underlying Fund*	Fund	Fund	Fund
Equity	U.S. Large Cap Value	RiverSource Dividend Opportunity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Equity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Large Cap Value Fund	0-30%	0-35%	0-40%

	U.S. Small/Mid Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Small Cap Value Fund	0-30%	0-35%	0-40%

	International Equities	RiverSource Disciplined International Equity Fund	0-10%	0-15%	0-20%

	Real Estate	RiverSource Real Estate Fund	0-30%	0-35%	0-40%

Fixed Income	TIPS	RiverSource Inflation Protected Securities Fund	0-40%	0-40%	0-40%

	Mortgages	RiverSource U.S. Government Mortgage Fund	0-40%	0-40%	0-40%

	Core Plus	RiverSource Diversified Bond Fund	0-40%	0-40%	0-40%

		RiverSource Limited Duration Bond Fund	0-40%	0-40%	0-40%

	High Yield Bonds	RiverSource High Yield Bond Fund	0-15%	0-30%	0-35%

		RiverSource Income Opportunities Fund	0-15%	0-30%	0-35%

	High Yield Loans	RiverSource Floating Rate Fund	0-15%	0-20%	0-20%

	International Bonds	RiverSource Global Bond Fund	0-10%	0-15%	0-20%

	Emerging Markets Bonds	RiverSource Emerging Markets Bond Fund	0-15%	0-30%	0-35%

Cash	Cash	RiverSource Cash Management Fund	5-15%	0-10%	0-5%

Alternative Investment Strategies		RiverSource Absolute Return Currency and Income Fund	0-5%	0-10%	0-15%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

**	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

Asset Class Allocation. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will manage each Fund’s overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund’s risk profile. Under normal market conditions, the Fund intends to invest in each asset class within the allocation ranges set forth in Table 2:

Table 2.  Asset Class Ranges by Fund

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategy
Basic Income Fund	10-30%	55-85%	0-15%	0-5%
Moderate Income Fund	10-35%	55-90%	0-10%	0-10%
Enhanced Income Fund	10-40%	60-90%	0-5%	0-15%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

In pursuit of each Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;
•	Analyzing factors such as credit quality, interest rate outlook and price; and
•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories as described above.

S-6394-10 A (6/10)
* Valid until next update.

Prospectus Supplement — May 1, 2010

Fund (Prospectus Date)	Prospectus Form #

RiverSource 120/20 Contrarian Equity Fund (6/29/09)	S-6519-99 D
RiverSource Absolute Return Currency and Income Fund (12/30/09)	S-6502-99 H
RiverSource Balanced (11/27/09)	S-6326-99 AE
RiverSource California Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource Disciplined Equity Fund (9/29/09)	S-6263-99 J
RiverSource Disciplined International Equity Fund (12/30/09)	S-6506-99 F
RiverSource Disciplined Large Cap Growth Fund (11/27/09)	S-6285-99 E
RiverSource Disciplined Large Cap Value Fund (11/27/09)	S-6523-99 D
RiverSource Disciplined Small and Mid Cap Equity Fund (9/29/09)	S-6505-99 F
RiverSource Disciplined Small Cap Value Fund (9/29/09)	S-6397-99 F
RiverSource Diversified Bond Fund (10/30/09)	S-6495-99 AD
RiverSource Diversified Equity Income Fund (11/27/09)	S-6475-99 AE
RiverSource Dividend Opportunity Fund (8/28/09)	S-6341-99 AE
RiverSource Emerging Markets Bond Fund (12/30/09)	S-6398-99 F
RiverSource Equity Value Fund (5/29/09)	S-6382-99 X
RiverSource Floating Rate Fund (9/29/09)	S-6501-99 F
RiverSource Global Bond Fund (12/30/09)	S-6309-99 AF
RiverSource Government Money Market Fund (3/1/10)	SL-9905-99 A
RiverSource High Yield Bond Fund (7/30/09)	S-6370-99 AE
RiverSource Income Builder Basic Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Enhanced Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Builder Moderate Income Fund (4/1/10)	S-6394-99 G
RiverSource Income Opportunities Fund (9/29/09)	S-6266-99 J
RiverSource Inflation Protected Securities Fund (9/29/09)	S-6280-99 H
RiverSource Intermediate Tax-Exempt Fund (1/29/10)	S-6355-99 V
RiverSource LaSalle Global Real Estate Fund (3/1/10)	SL-9910-99 A
RiverSource LaSalle Monthly Dividend Real Estate Fund (3/1/10)	SL-9910-99 A
RiverSource Limited Duration Bond Fund (9/29/09)	S-6265-99 J
RiverSource Mid Cap Growth Fund (1/22/10)	S-6426-99 AF
RiverSource Mid Cap Value Fund (11/27/09)	S-6241-99 L
RiverSource Minnesota Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource New York Tax-Exempt Fund (10/30/09)	S-6328-99 AJ
RiverSource Partners Fundamental Value Fund (7/30/09)	S-6236-99 M
RiverSource Partners International Select Growth Fund (12/30/09)	S-6243-99 N
RiverSource Partners International Select Value Fund (12/30/09)	S-6242-99 N
RiverSource Partners International Small Cap Fund (12/30/09)	S-6258-99 L
RiverSource Partners Small Cap Value Fund (7/30/09)	S-6239-99 M
RiverSource Portfolio Builder Aggressive Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Conservative Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Aggressive Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Conservative Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Moderate Fund (4/1/10)	S-6282-99 J
RiverSource Portfolio Builder Total Equity Fund (4/1/10)	S-6282-99 J
RiverSource Precious Metals and Mining Fund (5/29/09)	S-6142-99 AF
RiverSource Real Estate Fund (8/28/09)	S-6281-99 H
RiverSource Recovery and Infrastructure Fund (6/29/09)	S-6529-99 C
RiverSource Retirement Plus 2010 Fund (6/29/09)	S-6507-99 F
RiverSource Retirement Plus 2015 Fund (6/29/09)	S-6507-99 F
RiverSource Retirement Plus 2020 Fund (6/29/09)	S-6507-99 F
RiverSource Retirement Plus 2025 Fund (6/29/09)	S-6507-99 F
RiverSource Retirement Plus 2030 Fund (6/29/09)	S-6507-99 F
RiverSource Retirement Plus 2035 Fund (6/29/09)	S-6507-99 F
RiverSource Retirement Plus 2040 Fund (6/29/09)	S-6507-99 F
RiverSource Retirement Plus 2045 Fund (6/29/09)	S-6507-99 F
RiverSource S&P 500 Index Fund (4/1/10)	S-6434-99 R
RiverSource Short Duration U.S. Government Fund (7/30/09)	S-6042-99 AF
RiverSource Small Company Index Fund (4/1/10)	S-6357-99 W
RiverSource Strategic Allocation Fund (11/27/09)	S-6141-99 AF
RiverSource Strategic Income Allocation Fund (11/27/09)	S-6287-99 E
RiverSource Tax-Exempt Bond Fund (1/29/10)	S-6310-99 AG
RiverSource Tax-Exempt High Income Fund (1/29/10)	S-6430-99 AG
RiverSource U.S. Government Mortgage Fund (7/30/09)	S-6245-99 L
Threadneedle Asia Pacific Fund(12/30/09)	S-6532-99 C
Threadneedle Emerging Markets Fund (12/30/09)	S-6354-99 W
Threadneedle European Equity Fund (12/30/09)	S-6006-99 P
Threadneedle Global Equity Fund (12/30/09)	S-6334-99 AH
Threadneedle Global Equity Income Fund (12/30/09)	S-6525-99 AH
Threadneedle Global Extended Alpha Fund (12/30/09)	S-6527-99 AH
Threadneedle International Opportunity Fund (12/30/09)	S-6140-99 AH
Seligman Capital Fund (3/1/10)	SL-9906-99 A
Seligman Communications and Information Fund (3/1/10)	SL-9907-99 A
Seligman Frontier Fund (12/30/09)	SL-9904-99 A
Seligman Global Technology Fund (12/30/09)	SL-9903-99 A
Seligman Growth Fund (3/1/10)	SL-9908-99 A
Seligman Large-Cap Value Fund (3/1/10)	SL-9911-99 A
Seligman Smaller-Cap Value Fund (3/1/10)	SL-9911-99 A
Seligman TargETFund 2015 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2025 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2035 (11/27/09)	SL-9901-99 A
Seligman TargETFund 2045 (11/27/09)	SL-9901-99 A
Seligman TargETFund Core (11/27/09)	SL-9901-99 A
Seligman California Municipal High-Yield Fund (11/27/09)	SL-9902-99 A
Seligman California Municipal Quality Fund (11/27/09)	SL-9902-99 A
Seligman Minnesota Municipal Fund (11/27/09)	SL-9902-99 A
Seligman National Municipal Fund (11/27/09)	SL-9902-99 A
Seligman New York Municipal Fund (11/27/09)	SL-9902-99 A

Each of the above-referenced funds are collectively referred to as the Funds.

S-6282-10 A (5/10)
Valid until next update

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC, the Funds’ investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction).

In connection with the Columbia Transaction, effective May 1, 2010, the Funds’ investment manager, principal underwriter and transfer agent will change their names to reflect the new, combined business:

New Company Name	Former Name/Service Provider	Services
Columbia Management Investment Advisers, LLC	RiverSource Investments, LLC	Investment Management Services

Columbia Management Investment Distributors, Inc.	RiverSource Fund Distributors, Inc.	Distribution Services

Columbia Management Investment Services Corp.	RiverSource Service Corporation	Transfer Agent Services

In connection with the Columbia Transaction, the Columbia-branded funds (which does not include the Columbia money market funds) are part of a family of funds that includes the RiverSource, Seligman and Threadneedle funds (collectively, the Fund Family). Currently, the Columbia-branded funds do not share the same policies and procedures (as set forth in the “BUYING AND SELLING SHARES” section of this prospectus) as the other funds in the Fund Family and, except as described below, may not be exchanged for shares of RiverSource, Seligman or Threadneedle funds. Effective May 1, 2010, the Columbia-branded funds may be exchanged for RiverSource Cash Management Fund (Class A, B, C and Z shares). Please see the prospectus for RiverSource Cash Management Fund for more information.

S-6282-10 A (5/10)

Prospectus

RiverSource Income Builder Series

Prospectus April 1, 2010

This prospectus describes three funds, each of which invests in other RiverSource funds. The objective of each fund is to seek to provide shareholders with a high level of current income and growth of capital.

RiverSource Income Builder Basic Income Fund

Class	Ticker
Class A	RBBAX
Class B	RBBBX
Class C	RBBCX
Class R4	—

RiverSource Income Builder Moderate Income Fund

Class	Ticker
Class A	RSMAX
Class B	RSMBX
Class C	RSMCX
Class R4	—

RiverSource Income Builder Enhanced Income Fund

Class	Ticker
Class A	RSBAX
Class B	RIEVX
Class C	RIECX
Class R4	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Summaries of the Funds

Investment Objectives, Fees and Expenses of the Fund, Principal Investment Strategies of the Fund, Principal Risks of Investing in the Fund, Past Performance, Fund Management, Buying and Selling Shares, Tax Information and Financial Intermediary Compensation

Summary of RiverSource Income Builder Basic Income Fund	3p
Summary of RiverSource Income Builder Moderate Income Fund	8p
Summary of RiverSource Income Builder Enhanced Income Fund	13p
More Information about the Funds	18p
Investment Objectives	18p
Principal Investment Strategies of the Funds	18p
Principal Risks of Investing in the Funds	19p
More About Annual Fund Operating Expenses	22p
Other Investment Strategies and Risks	23p
Fund Management and Compensation	23p
Financial Highlights	25p
Buying and Selling Shares	S1
Description of Share Classes	S1
Investment Options — Classes of Shares	S1
Sales Charges	S4
Opening an Account	S9
Exchanging or Selling Shares	S11
Exchanges	S13
Selling Shares	S15
Pricing and Valuing of Fund Shares	S16
Distributions and Taxes	S16
General Information	S18
Appendix A: Underlying Funds — Investment Objectives and Strategies	A.1
Appendix B: Underlying Funds — Risks	B.1

2p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

Summary of RiverSource Income Builder Basic Income Fund
(Basic Income Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and growth of capital with a more conservative level of both risk to principal and potential for high current income relative to Moderate Income Fund and Enhanced Income Fund.

FEES AND EXPENSES OF THE FUND

The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A — Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R4
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.17%	0.18%	0.17%	0.36%
Acquired fund fees and expenses (underlying funds)	0.62%	0.62%	0.62%	0.62%
Total annual fund operating expenses(b)	1.04%	1.80%	1.79%	0.98%

(a)	The expense ratios are based on expenses incurred during the Fund’s most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund’s average net assets as of a different period or point in time, as the Fund’s asset levels will fluctuate. The Fund’s operating expenses will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratio presented in the table.
(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A; 1.21% for Class B; 1.20% for Class C and 0.42% for Class R4 shares.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  3p

RiverSource Income Builder Basic Income Fund

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$576	$790	$1,023	$1,690
Class B (if shares are redeemed)	$683	$967	$1,176	$1,920
Class B (if shares are not redeemed)	$183	$567	$976	$1,920
Class C (if shares are redeemed)	$282	$564	$971	$2,110
Class C (if shares are not redeemed)	$182	$564	$971	$2,110
Class R4 (whether or not shares are redeemed)	$100	$312	$543	$1,206

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Alternative
Equity	Fixed Income	Cash	Investment Strategy
10-30%	55-85%	5-15%	0-5%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

The investment manager will allocate the Fund’s assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund’s objective. The Fund’s assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes.

Investment Category Allocation. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within the asset classes, and the quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

4p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Income Builder Basic Income Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objective.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since the Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Credit Risk, Derivatives Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk and Prepayment and Extension Risk. The Fund also intends to invest a substantial portion of its assets in the equity asset class, exposing the Fund to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Quantitative Model Risk Risks of Foreign Investing and Small and Mid-Sized Company Risk. In addition, the Fund intends to invest a considerable portion of its assets in the cash asset class, exposing the Fund to the following principal risks of the underlying fund: Concentration Risk and Reinvestment Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds – Principal Risks of Investing in the Funds – Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1 (800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since, generally, you will not incur taxes until you begin to withdraw from your account.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  5p

RiverSource Income Builder Basic Income Fund

Class A Average Annual Total Returns (before sales charge)
(BAR CHART) 30% 20% 10% 0% -10% -20% +4.59% -14.88% +20.24% 2007 2008 2009 (Calendar Year)

During the periods shown:

•	Highest return for a calendar quarter was +9.74% (quarter ended Sept. 30, 2009)

•	Lowest return for a calendar quarter was –8.86% (quarter ended Dec. 31, 2008)

Average Annual Total Returns (after applicable sales charge) (for periods ended Dec. 31, 2009)

Classes A, B, C & R4
Since inception
	1 year	(2/16/06)
Basic Income Fund:
Class A Before taxes	+14.53%	+2.67%
Class A After taxes on distributions	+12.89%	+1.11%
Class A After taxes on distributions and redemption of fund shares	+9.35%	+1.37%
Class B Before taxes	+14.37%	+2.47%
Class C Before taxes	+18.33%	+3.19%
Class R4 Before taxes	+20.34%	+4.39%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+5.93%	+5.85%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+19.76%	-3.24%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.16%	+2.85%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3,000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+9.33%	+3.60%

FUND MANAGEMENT

Investment Manager: RiverSource Investments, LLC

Portfolio Manager	Title	Managed Fund Since

Colin J. Lundgren, CFA	Senior Portfolio Manager	February 2006
Dimitris J. Bertsimas, Ph.D.	Senior Portfolio Manager	February 2006

BUYING AND SELLING SHARES

Minimum Initial Investment (all classes)	Nonqualified accounts	Tax qualified accounts
For investors other than scheduled investment plans	$2,000	$1,000
Scheduled investment plans	$100	$100

Subsequent Investments (all classes)	Nonqualified accounts	Tax qualified accounts
For investors other than scheduled investment plans	$100	$100
Scheduled investment plans	$100	$50

6p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Income Builder Basic Income Fund

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041

Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  7p

Summary of RiverSource Income Builder Moderate Income Fund (Moderate Income Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and growth of capital with a higher level of both risk to principal and potential for high current income relative to Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to Enhanced Income Fund.

FEES AND EXPENSES OF THE FUND

The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R4
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.16%	0.17%	0.16%	0.35%
Acquired fund fees and expenses (underlying funds)	0.66%	0.66%	0.66%	0.66%
Total annual fund operating expenses(b)	1.07%	1.83%	1.82%	1.01%

(a)	The expense ratios are based on expenses incurred during the Fund’s most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund’s average net assets as of a different period or point in time, as the Fund’s asset levels will fluctuate. The Fund’s operating expenses will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratio presented in the table.
(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A; 1.21% for Class B; 1.20% for Class C and 0.42% for Class R4 shares.

8p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Income Builder Moderate Income Fund

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$579	$799	$1,038	$1,723
Class B (if shares are redeemed)	$686	$976	$1,191	$1,953
Class B (if shares are not redeemed)	$186	$576	$991	$1,953
Class C (if shares are redeemed)	$285	$573	$986	$2,142
Class C (if shares are not redeemed)	$185	$573	$986	$2,142
Class R4 (whether or not shares are redeemed)	$103	$322	$559	$1,241

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Alternative
Equity	Fixed Income	Cash	Investment Strategy
10-35%	55-90%	0-10%	0-10%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

The investment manager will allocate the Fund’s assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund’s objective. The Fund’s assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes.

Investment Category Allocation. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within the asset classes, and the quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  9p

RiverSource Income Builder Moderate Income Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objective.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since the Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Market Risk and Prepayment and Extension Risk. The Fund also intends to invest a substantial portion of its assets in the equity asset class, exposing the Fund to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Quantitative Model Risk Risks of Foreign Investing and Small and Mid-Sized Company Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds – Principal Risks of Investing in the Funds – Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1 (800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since, generally, you will not incur taxes until you begin to withdraw from your account.

10p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Income Builder Moderate Income Fund

Class A Average Annual Total Returns (before sales charge)
(BAR CHART) 30% 20% 10% 0% -10% -20% -30% +4.16% -19.01% +23.35% 2007 2008 2009 (Calendar Year)

During the periods shown:

•	Highest return for a calendar quarter was +10.88% (quarter ended June 30, 2009)

•	Lowest return for a calendar quarter was –11.41% (quarter ended Dec. 31, 2008)

Average Annual Total Returns (after applicable sales charge) (for periods ended Dec. 31, 2009)

Classes A, B, C & R4
Since inception
	1 year	(2/16/06)
Moderate Income Fund:
Class A Before taxes	+17.50%	+2.22%
Class A After taxes on distributions	+15.65%	+0.56%
Class A After taxes on distributions and redemption of fund shares	+11.25%	+0.93%
Class B Before taxes	+17.49%	+2.06%
Class C Before taxes	+21.42%	+2.78%
Class R4 Before taxes	+23.48%	+3.75%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+5.93%	+5.85%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+19.76%	–3.24%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.16%	+2.85%
Blended Index (consists of 70% Barclays Capital, 25% Russell 3,000, and 5% Citigroup) (reflects no deduction for fees, expenses or taxes)	+9.63%	+3.75%

FUND MANAGEMENT

Investment Manager: RiverSource Investments, LLC

Portfolio Manager	Title	Managed Fund Since

Colin J. Lundgren, CFA	Senior Portfolio Manager	February 2006
Dimitris J. Bertsimas, Ph.D.	Senior Portfolio Manager	February 2006

BUYING AND SELLING SHARES

Minimum Initial Investment (all classes)	Nonqualified accounts	Tax qualified accounts
For investors other than scheduled investment plans	$2,000	$1,000
Scheduled investment plans	$100	$100

Subsequent Investments (all classes)	Nonqualified accounts	Tax qualified accounts
For investors other than scheduled investment plans	$100	$100
Scheduled investment plans	$100	$50

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  11p

RiverSource Income Builder Moderate Income Fund

Exchanging or Selling Shares

Your shares are redeemable – they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041

Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 1 (800) 221-2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

12p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

Summary of RiverSource Income Builder Enhanced Income Fund (Enhanced Income Fund)

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income and growth of capital with a higher level of both risk to principal and potential for high current income relative to Basic Income Fund and Moderate Income Fund.

FEES AND EXPENSES OF THE FUND

The tables describe the Fund’s fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your household invest, or agree to invest in the future, at least $50,000 in the RiverSource Family of Funds. More information about these and other discounts is available from your financial intermediary and under “Sales Charges” on page S.4 of the Fund’s prospectus and under “Class A – Calculation of the Sales Charge” on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class R4
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a) (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R4
Management fees	0.00%	0.00%	0.00%	0.00%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.19%	0.20%	0.20%	0.38%
Acquired fund fees and expenses (underlying funds)	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses(b)	1.13%	1.89%	1.89%	1.07%

(a)	The expense ratios are based on expenses incurred during the Fund’s most recently completed fiscal year and have been adjusted to reflect current fees, but are not adjusted to reflect the Fund’s average net assets as of a different period or point in time, as the Fund’s asset levels will fluctuate. The Fund’s operating expenses will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratio presented in the table.
(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived under this agreement will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.45% for Class A; 1.21% for Class B; 1.20% for Class C and 0.42% for Class R4 shares.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  13p

RiverSource Income Builder Enhanced Income Fund

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise noted). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses, if any, expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$585	$817	$1,069	$1,789
Class B (if shares are redeemed)	$692	$994	$1,222	$2,018
Class B (if shares are not redeemed)	$192	$594	$1,022	$2,018
Class C (if shares are redeemed)	$292	$594	$1,022	$2,216
Class C (if shares are not redeemed)	$192	$594	$1,022	$2,216
Class R4 (whether or not shares are redeemed)	$109	$341	$591	$1,310

Portfolio Turnover

The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Alternative
Equity	Fixed Income	Cash	Investment Strategy
10-40%	60-90%	0-5%	0-15%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

The investment manager will allocate the Fund’s assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund’s objective. The Fund’s assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes.

Investment Category Allocation. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within the asset classes, and the quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

14p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Income Builder Enhanced Income Fund

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objective.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since the Fund intends to invest a significant portion of its assets in the fixed income asset class, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Geographic Concentration Risk, Inflation Protected Securities Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Market Risk and Prepayment and Extension Risk. The Fund also intends to invest a substantial portion of its assets in the equity asset class, exposing the Fund to the following principal risks of the underlying funds: Active Management Risk, Derivatives Risk, Market Risk, Quantitative Model Risk, Risks of Foreign Investing and Small and Mid-Sized Company Risk. In addition, the Fund could potentially invest a considerable portion of its assets in the Alternative Investment Strategies, potentially exposing the Fund to a higher level of risk to the following risks of the underlying fund: Concentration Risk, Reinvestment Risk and Tax Risk. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds – Principal Risks of Investing in the Funds – Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1 (800) 221-2450.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since, generally, you will not incur taxes until you begin to withdraw from your account.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  15p

RiverSource Income Builder Enhanced Income Fund

Class A Average Annual Total Returns (before sales charge)
(BAR CHART) 40% 30% 20% 10% 0% -10% -20% -30% +3.67% -21.28% +28.93% 2007 2008 2009 (Calendar Year)

During the periods shown:

•	Highest return for a calendar quarter was +13.58% (quarter ended June 30, 2009)

•	Lowest return for a calendar quarter was –12.83% (quarter ended Dec. 31, 2008)

Average Annual Total Returns (after applicable sales charge) (for periods ended Dec. 31, 2009)

Classes A, B, C & R4
Since inception
	1 year	(2/16/06)
Enhanced Income Fund:
Class A Before taxes	+22.81%	+2.62%
Class A After taxes on distributions	+20.80%	+0.81%
Class A After taxes on distributions and redemption of fund shares	+14.68%	+1.17%
Class B Before taxes	+23.01%	+2.46%
Class C Before taxes	+26.95%	+3.14%
Class R4 Before taxes	+28.92%	+4.12%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+5.93%	+5.85%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+19.76%	–3.24%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.16%	+2.85%
Blended Index (consists of 72.5% Barclays Capital, 25% Russell 3,000, and 2.5% Citigroup) (reflects no deduction for fees, expenses or taxes)	+9.78%	+3.82%

FUND MANAGEMENT

Investment Manager: RiverSource Investments, LLC

Portfolio Manager	Title	Managed Fund Since

Colin J. Lundgren, CFA	Senior Portfolio Manager	February 2006
Dimitris J. Bertsimas, Ph.D.	Senior Portfolio Manager	February 2006

BUYING AND SELLING SHARES

Minimum Initial Investment (all classes)	Nonqualified accounts	Tax qualified accounts
For investors other than scheduled investment plans	$2,000	$1,000
Scheduled investment plans	$100	$100

Subsequent Investments (all classes)	Nonqualified accounts	Tax qualified accounts
For investors other than scheduled investment plans	$100	$100
Scheduled investment plans	$100	$50

16p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Income Builder Enhanced Income Fund

Exchanging or Selling Shares

Your shares are redeemable – they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sales of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: RiverSource Family of Funds, c/o Boston Financial, P.O. Box 8041, Boston, MA 02266-8041

Express Mail: RiverSource Family of Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 1(800) 221-2450. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  17p

More Information About The Funds

INVESTMENT OBJECTIVES

The objective of each Fund is a high level of current income and growth of capital. The following paragraphs highlight objectives and compare each Fund’s level of risk and potential for return, relative to one another.
RiverSource Income Builder Basic Income Fund (Basic Income Fund) is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to Moderate Income Fund and Enhanced Income Fund.
RiverSource Income Builder Moderate Income Fund (Moderate Income Fund) is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to Enhanced Income Fund.
RiverSource Income Builder Enhanced Income Fund (Enhanced Income Fund) is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to Basic Income Fund and Moderate Income Fund.

Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only shareholders can change the Fund’s objective.

Basic Income Fund, Moderate Income Fund, and Enhanced Income Fund are singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.” The RiverSource funds in which the Funds invest are referred to as “underlying funds” or “acquired funds.” Investments referred to above are made through investments in underlying funds.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUNDS

The Funds are intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. Each Fund is a “fund of funds” and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.

The investment management process for each Fund is similar: The investment manager will allocate each Fund’s assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. Each Fund’s asset allocation is expected to be different based on its different risk profile, as discussed under “Investment Objective” contained in each Fund’s summary. The initial allocation, the Fund’s assets will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

Investment Category Allocation. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Funds, seeking to achieve each Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints set forth in Table 1 are intended to promote diversification within the asset classes, and the quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

18p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

Table 1. Investment Category Ranges by Fund
Income Builder Funds
(Target Allocation Range —
Asset Class			Under Normal Market Conditions)**
(Target Ranges
set forth in			Basic Income	Moderate Income	Enhanced Income
Table 2)	Investment Category	Eligible Underlying Fund*	Fund	Fund	Fund

Equity	U.S. Large Cap Value	RiverSource Dividend Opportunity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Equity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Large Cap Value Fund	0-30%	0-35%	0-40%

	U.S. Small/Mid Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Small Cap Value Fund	0-30%	0-35%	0-40%

	International Equities	RiverSource Disciplined International Equity Fund	0-10%	0-15%	0-20%

	Real Estate	RiverSource Real Estate Fund	0-30%	0-35%	0-40%

Fixed Income	TIPS	RiverSource Inflation Protected Securities Fund	0-40%	0-40%	0-40%

	Mortgages	RiverSource U.S. Government Mortgage Fund	0-40%	0-40%	0-40%

	Core Plus	RiverSource Diversified Bond Fund	0-40%	0-40%	0-40%

		RiverSource Limited Duration Bond Fund	0-40%	0-40%	0-40%

	High Yield Bonds	RiverSource High Yield Bond Fund	0-15%	0-30%	0-35%

		RiverSource Income Opportunities Fund	0-15%	0-30%	0-35%

	High Yield Loans	RiverSource Floating Rate Fund	0-15%	0-20%	0-20%

	International Bonds	RiverSource Global Bond Fund	0-10%	0-15%	0-20%

	Emerging Markets Bonds	RiverSource Emerging Markets Bond Fund	0-15%	0-30%	0-35%

Cash	Cash	RiverSource Cash Management Fund	5-15%	0-10%	0-5%

Alternative Investment Strategies		RiverSource Absolute Return Currency and Income Fund	0-5%	0-10%	0-15%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the SAI. The prospectus and SAI for the underlying funds are incorporated by reference into this prospectus and are available free of charge at performance.riversource.com for RiverSource and Threadneedle funds, at seligman.com/fund/list for Seligman funds, and for all funds in the RiverSource Family of Funds by calling, without charge, 1 (800) 221-2450. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
**	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

Asset Class Allocation. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will manage each Fund’s overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund’s risk profile.

Table 2. Asset Class Ranges by Fund

Asset Class
(Target Allocation Range – Under Normal Market Conditions)*
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Basic Income Fund	10-30%	55-85%	5-15%	0-5%
Moderate Income Fund	10-35%	55-90%	0-10%	0-10%
Enhanced Income Fund	10-40%	60-90%	0-5%	0-15%

*	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their “funds of funds” structure. These are identified below.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  19p

Active Management Risk. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in the Funds’ best interests when selecting underlying funds, without taking fees into consideration.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Funds’ allocations thereto may be incorrect. Because the assets of the Funds will be invested in underlying funds, each Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of each Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, each Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Funds to achieve their objectives.

Risks of Underlying Funds. By investing in many underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate Income Fund relative to Basic Income Fund, and greater still for Enhanced Income Fund relative to both Moderate Income Fund and Basic Income Fund. For example, if you invest in Enhanced Income Fund, you will typically have greater exposure to the risks set forth below. A description of the more common risks to which the underlying funds (and thus, the Funds) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. There may be significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Risk. Credit risk is the risk that the issuer of a security or a loan will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, a note or a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower’s or the issuer’s credit rating or other news affects the market’s perception of the borrower’s or the issuer’s credit risk. If the issuer of a floating rate or fixed rate loan declares bankruptcy or is declared bankrupt, there may be a delay before an underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund’s performance. If an underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a debt security or floating rate loan could also make it difficult for the underlying fund to sell the debt security or loan at a price approximating the value previously placed on it.

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Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund’s exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Sector Risk. Investments in real estate related securities include the risk of fluctuation in the value of underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, investment in Real Estate Investment Trusts (REITs) requires specialized management skills. REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities, including changes in interest rates and the quality of credit extended.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with the “Fees and Expenses of the Fund” that appears in each Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly.

Annual fund operating expenses are based on expenses incurred during a Fund’s most recently completed fiscal year, and are expressed as a percentage (expense ratio) of a Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect a Fund’s average net assets as of a different period or point in time, as a Fund’s asset levels will fluctuate. In general, a Fund’s operating expenses will increase as its assets decrease, such that a Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in a Fund’s assets in the current fiscal year.

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OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds’ purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities, in an attempt to respond to adverse market, economic, political or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of a Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund” that appears in each Summary of the Fund, they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders as ordinary income or capital gains when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Family of Funds (including the RiverSource funds, RiverSource Partners funds, Seligman funds and Threadneedle funds) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for the RiverSource Family of Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

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The RiverSource Family of Funds has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. If certain fixed income funds were to seek to rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

RiverSource Investments and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.

Under the Investment Management Services Agreement (Agreement), the Fund does not pay a direct management fee, but it does pay taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s semiannual shareholder report for the period ended July 31, 2009.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

•	Managed the Fund since 2006.

•	Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

•	Co-Founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served a Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

•	Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

•	MS and Ph.D., MIT.

Colin J. Lundgren, CFA, Senior Portfolio Manager

•	Managed the Fund since 2006.

•	Vice President, Institutional Fixed Income.

•	Joined RiverSource Investments in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.

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Financial Highlights

The financial highlights tables are intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after Jan. 31, 2008 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the periods ended on or before Jan. 31, 2007 has been audited by other auditors.
RiverSource Income Builder Basic Income Fund

Class A	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$8.24	$10.27	$10.79	$9.98	$10.05

Income from investment operations:
Net investment income (loss)	.35	.38	.30	.42	.10
Net gains (losses) (both realized and unrealized)	1.55	(2.03)	(.39)	.84	(.07)

Total from investment operations	1.90	(1.65)	(.09)	1.26	.03

Less distributions:
Dividends from net investment income	(.38)	(.38)	(.36)	(.45)	(.10)
Distributions from realized gains	—	—	(.07)	—	—

Total distributions	(.38)	(.38)	(.43)	(.45)	(.10)

Net asset value, end of period	$9.76	$8.24	$10.27	$10.79	$9.98

Total return	23.35%	(16.43% )	(.84% )	12.89%	.31%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.42%	.41%	.40% (d)	.46%	3.62%	(d)

Net expenses after expense waiver/reimbursement(e)	.42%	.41%	.40% (d)	.45%	.45%	(d)

Net investment income (loss)	3.87%	3.75%	4.26% (d)	4.02%	3.44%	(d)

Supplemental data
Net assets, end of period (in millions)	$192	$187	$260	$197	$19

Portfolio turnover rate	41%	39%	19%	27%	1%

Class B	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$8.23	$10.25	$10.77	$9.97	$10.05

Income from investment operations:
Net investment income (loss)	.28	.31	.25	.35	.08
Net gains (losses) (both realized and unrealized)	1.54	(2.02)	(.39)	.83	(.07)

Total from investment operations	1.82	(1.71)	(.14)	1.18	.01

Less distributions:
Dividends from net investment income	(.26)	(.31)	(.31)	(.38)	(.09)
Distributions from realized gains	—	—	(.07)	—	—

Total distributions	(.26)	(.31)	(.38)	(.38)	(.09)

Net asset value, end of period	$9.79	$8.23	$10.25	$10.77	$9.97

Total return	22.38%	(17.00% )	(1.34% )	12.01%	.07%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.18%	1.16%	1.15% (d)	1.22%	4.20%	(d)

Net expenses after expense waiver/reimbursement(e)	1.18%	1.16%	1.15% (d)	1.21%	1.21%	(d)

Net investment income (loss)	3.06%	2.96%	3.50% (d)	3.27%	2.70%	(d)

Supplemental data
Net assets, end of period (in millions)	$25	$28	$42	$33	$5

Portfolio turnover rate	41%	39%	19%	27%	1%

See accompanying Notes to Financial Highlights.

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RiverSource Income Builder Basic Income Fund (continued)

Class C	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$8.24	$10.26	$10.78	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.29	.31	.25	.35	.09
Net gains (losses) (both realized and unrealized)	1.53	(2.02)	(.39)	.82	(.07)

Total from investment operations	1.82	(1.71)	(.14)	1.17	.02

Less distributions:
Dividends from net investment income	(.27)	(.31)	(.31)	(.38)	(.08)
Distributions from realized gains	—	—	(.07)	—	—

Total distributions	(.27)	(.31)	(.38)	(.38)	(.08)

Net asset value, end of period	$9.79	$8.24	$10.26	$10.78	$9.99

Total return	22.35%	(16.97% )	(1.33% )	11.91%	.23%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.17%	1.16%	1.15% (d)	1.21%	4.30%	(d)

Net expenses after expense waiver/reimbursement(e)	1.17%	1.16%	1.15% (d)	1.20%	1.21%	(d)

Net investment income (loss)	3.16%	3.00%	3.53% (d)	3.27%	2.74%	(d)

Supplemental data
Net assets, end of period (in millions)	$12	$9	$12	$8	$1

Portfolio turnover rate	41%	39%	19%	27%	1%

Class R4	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$8.26	$10.28	$10.80	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.36	.42	.33	.43	.11
Net gains (losses) (both realized and unrealized)	1.54	(2.01)	(.34)	.84	(.07)

Total from investment operations	1.90	(1.59)	(.01)	1.27	.04

Less distributions:
Dividends from net investment income	(.39)	(.43)	(.44)	(.46)	(.10)
Distributions from realized gains	—	—	(.07)	—	—

Total distributions	(.39)	(.43)	(.51)	(.46)	(.10)

Net asset value, end of period	$9.77	$8.26	$10.28	$10.80	$9.99

Total return	23.31%	(15.93% )	(.08% )	13.02%	.43%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.36%	.37%	.37% (d)	.42%	6.84%	(d)

Net expenses after expense waiver/reimbursement(e)	.36%	.08%	.08% (d)	.29%	.29%	(d)

Net investment income (loss)	3.95%	3.90%	4.32% (d)	4.39%	3.25%	(d)

Supplemental data
Net assets, end of period (in millions)	$—	$—	$—	$—	$—

Portfolio turnover rate	41%	39%	19%	27%	1%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to Jan. 31, 2008. Effective Jan. 31, 2008, the Fund’s fiscal year end was changed from May 31 to Jan. 31.
(b)	For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

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RiverSource Income Builder Moderate Income Fund

Class A	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.86	$10.21	$10.99	$9.98	$10.07

Income from investment operations:
Net investment income (loss)	.38	.39	.32	.45	.10
Net gains (losses) (both realized and unrealized)	1.62	(2.33)	(.64)	1.04	(.08)

Total from investment operations	2.00	(1.94)	(.32)	1.49	.02

Less distributions:
Dividends from net investment income	(.39)	(.41)	(.38)	(.48)	(.11)
Distributions from realized gains	—	—	(.06)	—	—
Tax return of capital	—	—	(.02)	—	—

Total distributions	(.39)	(.41)	(.46)	(.48)	(.11)

Net asset value, end of period	$9.47	$7.86	$10.21	$10.99	$9.98

Total return	25.95%	(19.51% )	(2.95% )	15.22%	.17%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.41%	.40%	.38% (d)	.42%	1.77%	(d)

Net expenses after expense waiver/reimbursement(e)	.41%	.40%	.38% (d)	.42%	.45%	(d)

Net investment income (loss)	4.31%	4.12%	4.50% (d)	4.23%	3.59%	(d)

Supplemental data
Net assets, end of period (in millions)	$337	$339	$545	$458	$57

Portfolio turnover rate	39%	40%	19%	29%	—%

Class B	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.84	$10.19	$10.97	$9.96	$10.06

Income from investment operations:
Net investment income (loss)	.30	.31	.27	.37	.08
Net gains (losses) (both realized and unrealized)	1.63	(2.33)	(.64)	1.04	(.08)

Total from investment operations	1.93	(2.02)	(.37)	1.41	—

Less distributions:
Dividends from net investment income	(.28)	(.33)	(.34)	(.40)	(.10)
Distributions from realized gains	—	—	(.06)	—	—
Tax return of capital	—	—	(.01)	—	—

Total distributions	(.28)	(.33)	(.41)	(.40)	(.10)

Net asset value, end of period	$9.49	$7.84	$10.19	$10.97	$9.96

Total return	25.00%	(20.17% )	(3.45% )	14.45%	(.05%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.17%	1.15%	1.14% (d)	1.17%	2.41%	(d)

Net expenses after expense waiver/reimbursement(e)	1.17%	1.15%	1.14% (d)	1.17%	1.21%	(d)

Net investment income (loss)	3.51%	3.32%	3.74% (d)	3.48%	2.88%	(d)

Supplemental data
Net assets, end of period (in millions)	$35	$41	$73	$69	$10

Portfolio turnover rate	39%	40%	19%	29%	—%

See accompanying Notes to Financial Highlights.

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RiverSource Income Builder Moderate Income Fund (continued)

Class C	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.85	$10.20	$10.98	$9.97	$10.06

Income from investment operations:
Net investment income (loss)	.31	.32	.27	.37	.09
Net gains (losses) (both realized and unrealized)	1.62	(2.33)	(.64)	1.04	(.08)

Total from investment operations	1.93	(2.01)	(.37)	1.41	.01

Less distributions:
Dividends from net investment income	(.29)	(.34)	(.34)	(.40)	(.10)
Distributions from realized gains	—	—	(.06)	—	—
Tax return of capital	—	—	(.01)	—	—

Total distributions	(.29)	(.34)	(.41)	(.40)	(.10)

Net asset value, end of period	$9.49	$7.85	$10.20	$10.98	$9.97

Total return	24.94%	(20.14% )	(3.43% )	14.45%	.05%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.16%	1.15%	1.13% (d)	1.17%	2.35%	(d)

Net expenses after expense waiver/reimbursement(e)	1.16%	1.15%	1.13% (d)	1.17%	1.21%	(d)

Net investment income (loss)	3.58%	3.38%	3.76% (d)	3.44%	2.83%	(d)

Supplemental data
Net assets, end of period (in millions)	$16	$14	$21	$15	$2

Portfolio turnover rate	39%	40%	19%	29%	—%

Class R4	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.87	$10.22	$11.00	$9.98	$10.07

Income from investment operations:
Net investment income (loss)	.39	.42	.34	.46	.10
Net gains (losses) (both realized and unrealized)	1.61	(2.33)	(.63)	1.05	(.08)

Total from investment operations	2.00	(1.91)	(.29)	1.51	.02

Less distributions:
Dividends from net investment income	(.40)	(.44)	(.41)	(.49)	(.11)
Distributions from realized gains	—	—	(.06)	—	—
Tax return of capital	—	—	(.02)	—	—

Total distributions	(.40)	(.44)	(.49)	(.49)	(.11)

Net asset value, end of period	$9.47	$7.87	$10.22	$11.00	$9.98

Total return	25.94%	(19.18% )	(2.75% )	15.41%	.18%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.35%	.35%	.35% (d)	.33%	5.51%	(d)

Net expenses after expense waiver/reimbursement(e)	.35%	.08%	.08% (d)	.29%	.20%	(d)

Net investment income (loss)	4.41%	4.45%	4.78% (d)	3.92%	3.88%	(d)

Supplemental data
Net assets, end of period (in millions)	$—	$—	$—	$—	$—

Portfolio turnover rate	39%	40%	19%	29%	—%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to Jan. 31, 2008. Effective Jan. 31, 2008, the Fund’s fiscal year end was changed from May 31 to Jan. 31.
(b)	For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

28p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Income Builder Enhanced Income Fund

Class A	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.60	$10.05	$11.08	$9.96	$10.06

Income from investment operations:
Net investment income (loss)	.39	.43	.35	.47	.11
Net gains (losses) (both realized and unrealized)	1.85	(2.44)	(.86)	1.15	(.09)

Total from investment operations	2.24	(2.01)	(.51)	1.62	.02

Less distributions:
Dividends from net investment income	(.40)	(.44)	(.38)	(.49)	(.12)
Distributions from realized gains	—	—	(.11)	(.01)	—
Tax return of capital	—	—	(.03)	—	—

Total distributions	(.40)	(.44)	(.52)	(.50)	(.12)

Net asset value, end of period	$9.44	$7.60	$10.05	$11.08	$9.96

Total return	30.07%	(20.46% )	(4.58% )	16.68%	.15%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.44%	.41%	.41% (d)	.43%	2.04%	(d)

Net expenses after expense waiver/reimbursement(e)	.44%	.41%	.41% (d)	.43%	.45%	(d)

Net investment income (loss)	4.55%	4.63%	4.93% (d)	4.51%	3.96%	(d)

Supplemental data
Net assets, end of period (in millions)	$169	$164	$289	$266	$50

Portfolio turnover rate	46%	36%	24%	27%	—%

Class B	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.59	$10.04	$11.07	$9.96	$10.06

Income from investment operations:
Net investment income (loss)	.32	.35	.30	.39	.09
Net gains (losses) (both realized and unrealized)	1.86	(2.43)	(.86)	1.15	(.09)

Total from investment operations	2.18	(2.08)	(.56)	1.54	—

Less distributions:
Dividends from net investment income	(.29)	(.37)	(.34)	(.42)	(.10)
Distributions from realized gains	—	—	(.11)	(.01)	—
Tax return of capital	—	—	(.02)	—	—

Total distributions	(.29)	(.37)	(.47)	(.43)	(.10)

Net asset value, end of period	$9.48	$7.59	$10.04	$11.07	$9.96

Total return	29.21%	(21.12% )	(5.17% )	15.74%	.02%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.20%	1.17%	1.16% (d)	1.19%	2.79%	(d)

Net expenses after expense waiver/reimbursement(e)	1.20%	1.17%	1.16% (d)	1.19%	1.21%	(d)

Net investment income (loss)	3.77%	3.83%	4.15% (d)	3.77%	3.24%	(d)

Supplemental data
Net assets, end of period (in millions)	$17	$19	$37	$39	$10

Portfolio turnover rate	46%	36%	24%	27%	—%

See accompanying Notes to Financial Highlights.

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  29p

RiverSource Income Builder Enhanced Income Fund (continued)

Class C	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.59	$10.04	$11.07	$9.96	$10.06

Income from investment operations:
Net investment income (loss)	.33	.36	.30	.39	.09
Net gains (losses) (both realized and unrealized)	1.85	(2.43)	(.86)	1.15	(.09)

Total from investment operations	2.18	(2.07)	(.56)	1.54	—

Less distributions:
Dividends from net investment income	(.30)	(.38)	(.34)	(.42)	(.10)
Distributions from realized gains	—	—	(.11)	(.01)	—
Tax return of capital	—	—	(.02)	—	—

Total distributions	(.30)	(.38)	(.47)	(.43)	(.10)

Net asset value, end of period	$9.47	$7.59	$10.04	$11.07	$9.96

Total return	29.16%	(21.09% )	(5.06% )	15.75%	.02%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.20%	1.16%	1.16% (d)	1.18%	2.63%	(d)

Net expenses after expense waiver/reimbursement(e)	1.20%	1.16%	1.16% (d)	1.18%	1.21%	(d)

Net investment income (loss)	3.80%	3.88%	4.19% (d)	3.73%	3.22%	(d)

Supplemental data
Net assets, end of period (in millions)	$9	$8	$13	$11	$2

Portfolio turnover rate	46%	36%	24%	27%	—%

Class R4	Year ended Jan. 31,			Year ended May 31,
Per share data	2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$7.60	$10.06	$11.09	$9.97	$10.06

Income from investment operations:
Net investment income (loss)	.39	.46	.37	.49	.12
Net gains (losses) (both realized and unrealized)	1.85	(2.44)	(.86)	1.15	(.09)

Total from investment operations	2.24	(1.98)	(.49)	1.64	.03

Less distributions:
Dividends from net investment income	(.41)	(.48)	(.40)	(.51)	(.12)
Distributions from realized gains	—	—	(.11)	(.01)	—
Tax return of capital	—	—	(.03)	—	—

Total distributions	(.41)	(.48)	(.54)	(.52)	(.12)

Net asset value, end of period	$9.43	$7.60	$10.06	$11.09	$9.97

Total return	30.07%	(20.23% )	(4.49% )	16.82%	.27%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.38%	.36%	.38% (d)	.36%	5.75%	(d)

Net expenses after expense waiver/reimbursement(e)	.38%	.08%	.12% (d)	.29%	.29%	(d)

Net investment income (loss)	4.63%	5.12%	5.24% (d)	4.67%	3.66%	(d)

Supplemental data
Net assets, end of period (in millions)	$—	$—	$—	$—	$—

Portfolio turnover rate	46%	36%	24%	27%	—%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to Jan. 31, 2008. Effective Jan. 31, 2008, the Fund’s fiscal year end was changed from May 31 to Jan. 31.
(b)	For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

30p  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

RiverSource Family of Funds

The RiverSource Family of Funds (each individually a “fund” and, collectively, the “funds”) includes “RiverSource” funds, “RiverSource Partners” funds, “Seligman” funds and “Threadneedle” funds. (The RiverSource funds, RiverSource Partners funds and Threadneedle funds may be collectively referred to as the “RiverSource funds”.) The funds share the same Board of Directors/Trustees (the “Board”) and the same policies and procedures including those set forth in the service section of this prospectus. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or financial advisor should consider the combined market value of all funds in the RiverSource Family of Funds owned by the investor as defined under “Initial Sales Charge — Rights of Accumulation (ROA).”

Buying and Selling Shares

The funds are available directly and through broker-dealers, banks and other financial intermediaries or institutions (financial intermediaries), and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. Not all financial intermediaries offer the funds. Financial intermediaries that offer the funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the fund are held. Since the fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The fund and its service providers, including the distributor and the transfer agent, are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Description of Share Classes

Investment Options — Classes of Shares

The funds offer different classes of shares. There are differences among the fees and expenses for each share class. See “Fees and Expenses of the Fund” for more information. Not everyone is eligible to buy every share class. After determining which share classes you are eligible to buy, decide which share class best suits your needs. Your financial advisor can help you with this decision. The following table shows the key features of each share class. Not all funds offer all classes of shares.

Investment Options Summary

Contingent
		Initial	Deferred Sales	Distribution and/or	Plan
	Availability(a)	Sales Charge	Charge (CDSC)	Service Fee(b)	Administration Services Fee

Class A	Available to all investors.	Yes. Payable at time of purchase. Lower or no sales charge for larger investments.	No.(c)	Yes. 0.25%(g)	No.

Class B(d)(e)(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	Maximum 5% CDSC during the first year decreasing to 0% after six years.	Yes. 1.00%(g)	No.

Class C(f)	Available to all investors.	No. Entire purchase price is invested in shares of the fund.	1% CDSC may apply if you sell shares within one year after purchase.	Yes. 1.00%(g)	No.

Class I	Limited to qualifying institutional investors.	No.	No.	No.	No.

Class R2	Limited to qualifying institutional investors.	No.	No.	Yes. 0.50%	Yes. 0.25%

Class R3	Limited to qualifying institutional investors.	No.	No.	Yes. 0.25%	Yes. 0.25%

S.1

S-6400-9

Investment Options Summary (continued)

Contingent
		Initial	Deferred Sales	Distribution and/or	Plan
	Availability(a)	Sales Charge	Charge (CDSC)	Service Fee(b)	Administration Services Fee

Class R4	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.25%

Class R5	Limited to qualifying institutional investors.	No.	No.	No.	No.

Class W	Limited to qualifying discretionary managed accounts.	No.	No.	Yes. 0.25%(g)	No.

Class Y	Limited to qualifying institutional investors.	No.	No.	No.	Yes. 0.15%

(a)	See “Buying and Selling Shares, Determining which class of shares to purchase” for more information on availability of share classes and eligible investors. See “Buying and Selling Shares, Opening an Account” for information on minimum investment and account balance requirements.
(b)	For each of Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares and the servicing of shareholders. This plan has been reviewed and approved by the Board. Because these fees are paid out of fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(c)	A 1% CDSC may be assessed on Class A shares sold within 18 months after purchase. See “Buying and Selling Shares, Sales Charges, Class A — contingent deferred sales charge” for more information. For all funds except money market funds.
(d)	Class B shares automatically convert to Class A shares. See “Buying and Selling Shares, Sales Charges, Class B and Class C — CDSC alternative” for more information on the timing of conversion of Class B shares to Class A shares. Timing of conversion will vary depending on the date of your original purchase of the Class B shares.
(e)	Class B shares of RiverSource Absolute Return Currency and Income Fund are only available for exchanges from Class B shares of another fund in the RiverSource Family of Funds. Class B shares of each of RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. (Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.)
(f)	The money market funds may offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively.
(g)	For RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund, Class A is 0.10%. For RiverSource Cash Management Fund, Class B is 0.85%, Class C is 0.75% and Class W is 0.10%.

Distribution and Service Fees

The distribution and shareholder servicing fees for Class A, Class B, Class C, Class R2, Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These expenses include payment of distribution and/or shareholder servicing fees to financial intermediaries that sell shares of the fund or provide services to fund shareholders, up to 0.50% of the average daily net assets of Class R2 shares sold and held through them and up to 0.25%* of the average daily net assets of Class A, Class B, Class C, Class R3 and Class W shares sold and held through them. For Class A, Class B, Class R2, Class R3 and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Financial intermediaries also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the fund’s distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial intermediaries, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor. If you maintain shares of the fund directly with the fund, without working directly with a financial intermediary or financial advisor, distribution and service fees may be retained by the distributor as reimbursement for incurring certain distribution and shareholder servicing related expenses.

*	For RiverSource Cash Management Fund, financial intermediaries receive fees up to 0.10% of the average daily net assets of Class A, Class B and Class W shares sold and held through them.

Plan Administration Fee

Class R2, Class R3, Class R4 and Class Y shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R2, Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the respective class. The fee for Class Y shares is equal on an annual basis to 0.15% of average daily net assets attributable to the class.

S.2

Determining which class of shares to purchase

Each of the fund’s classes represent an interest in the same portfolio of investments. However, as set forth above, each class has its own sales charge schedule, and its ongoing distribution and shareholder service fees may differ from other classes. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the fund or another fund in the RiverSource Family of Funds.

•	Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your authorized financial intermediary or financial advisor will be able to help you decide which class of shares best meets your needs.

Class A, Class B and Class C shares*

Class B shares of RiverSource Absolute Return Currency and Income Fund are not currently available for new purchases. However, if you own Class B shares of another fund in the RiverSource Family of Funds, you may exchange into Class B shares of RiverSource Absolute Return Currency and Income Fund, if you meet the minimum investment and account balance requirements set forth in “Opening an Account,” subject to the limitations set forth in this section. New purchases of Class B shares will not be permitted if your rights of accumulation are $50,000 or higher, and new purchases of Class C shares will not be permitted if your rights of accumulation are $1,000,000 or higher. See “Sales Charges, Initial Sales Charge — Rights of Accumulation” for information on rights of accumulation.

Class B shares have a higher annual distribution fee than Class A shares and a contingent deferred sales charge (CDSC) for six years. Class B shares convert to Class A shares. Class B shares purchased through reinvested dividends and distributions will convert to Class A shares in the same proportion as the other Class B shares. See “Class B and Class C — CDSC alternative” for information on timing of Class B share conversion to Class A shares.

Class C shares have a higher annual distribution fee than Class A shares and a CDSC for one year. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A shares. As a result, you will pay a distribution fee for as long as you hold Class C shares.

If you choose a share class with a CDSC (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial intermediary or financial advisor.

*	For money market funds, new investments must be made in Class A shares of the fund. The money market funds offer Class B and Class C shares only to facilitate exchanges between classes of these shares in other funds.

Class I shares.

The following eligible investors may purchase Class I shares:

•	Any fund distributed by the distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of funds in the RiverSource Family of Funds.

Class I shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class R and Class Y shares.

The following eligible institutional investors may purchase Class R2, Class R3, Class R4, Class R5 and Class Y shares:

•	Qualified employee benefit plans.

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.

•	Non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above.

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

•	Health Savings Accounts created pursuant to public law 108-173.

Additionally, if approved by the distributor, the following eligible institutional investors may purchase Class R5 shares:

•	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds in the RiverSource Family of Funds).

•	Bank trust departments.

Class R and Class Y shares generally are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and individual 403(b) plans.

S.3

Class R and Class Y shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Class W shares.

The following eligible investors may purchase Class W shares:

•	Investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class W shares may be purchased, sold or exchanged only through the distributor or an authorized financial intermediary.

Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another fund may be made outside of a discretionary managed account.

In addition, for Class I, Class R and Class Y shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other institutional investors not listed above.

In addition, for Class W shares, the distributor, in its sole discretion, may accept or authorize financial intermediaries to accept investments from other investors not listed above.

Please consult your financial advisor for assistance in selecting the appropriate class of shares. For more information, see the SAI.

Sales Charges

For funds other than money market funds

Class A — Initial sales charge alternative:

Your purchase price for Class A shares is generally the net asset value (NAV) plus a front-end sales charge. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. The distributor retains the full sales charge you pay when you purchase shares of the fund directly from the fund (not through an authorized financial intermediary). Sales charges vary depending on the amount of your purchase.

Initial sales charge(a) for Class A shares

For equity funds and funds-of-funds (equity)*

			Maximum reallowance
	As a % of	As a % of	as a % of
Total market value	purchase price(b)	net amount invested	purchase price

Up to $49,999	5.75%	6.10%	5.00%
$50,000—$99,999	4.75	4.99	4.00
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

For fixed income funds except those listed below and funds-of-funds (fixed income)*

			Maximum reallowance
	As a % of	As a % of	as a % of
Total market value	purchase price(b)	net amount invested	purchase price

Up to $49,999	4.75%	4.99%	4.00%
$50,000—$99,999	4.25	4.44	3.50
$100,000—$249,999	3.50	3.63	3.00
$250,000—$499,999	2.50	2.56	2.15
$500,000—$999,999	2.00	2.04	1.75
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

S.4

For RiverSource Absolute Return Currency and Income Fund, RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund

			Maximum reallowance
	As a % of	As a % of	as a % of
Total market value	purchase price(b)	net amount invested	purchase price

Up to $49,999	3.00%	3.09%	2.50%
$50,000—$99,999	3.00	3.09	2.50
$100,000—$249,999	2.50	2.56	2.15
$250,000—$499,999	2.00	2.04	1.75
$500,000—$999,999	1.50	1.52	1.25
$1,000,000 or more	0.00	0.00	0.00	(c),(d)

*	“Funds-of-funds (equity)” includes — RiverSource Portfolio Builder Aggressive Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Total Equity Fund, RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund, RiverSource Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-funds (fixed income)” includes — RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Enhanced Income Fund, RiverSource Income Builder Moderate Income Fund, RiverSource Portfolio Builder Conservative Fund and RiverSource Portfolio Builder Moderate Conservative Fund.
(a)	Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a financial intermediary the following out of its own resources: a sales commission of up to 1.00% for a sale of $1,000,000 to $3,999,999; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more.
(d)	For certain eligible employee benefit plans defined under section 401(a), 401(k), 457 and 403(b) which meet eligibility rules for the waiver of applicable sales charges, the distributor may pay the following out of its own resources: a sales commission of 1.00% for a sale of $1 to $3,999,999 received in eligible employee benefit plans; a sales commission up to 0.50% for a sale of $4,000,000 to $49,999,999; and a sales commission up to 0.25% for a sale of $50,000,000 or more. See “Initial Sales Charge — Waivers of the sales charge for Class A shares” for employee benefit plan eligibility rules.

There is no initial sales charge on reinvested dividends or capital gain distributions.

Initial Sales Charge — Rights of Accumulation (ROA). You may be able to reduce the sales charge on Class A shares, based on the combined market value of accounts in your ROA group. Your ROA group includes the current market values of the following investments which are eligible to be added together for purposes of determining the sales charge on your next purchase:

•	Your current investment in a fund; and

•	Previous investments you and members of your household have made in Class A, Class B or Class C shares in the fund and other funds in the RiverSource Family of Funds, provided your investment was subject to a sales charge. Your household consists of you, your spouse or domestic partner and your unmarried children under age 21, all of whom share a mailing address.

The following accounts are eligible to be included in your ROA group in order to determine the sales charge on your purchase:

•	Individual or joint accounts;

•	Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that were subject to a sales charge;

•	UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or a member of your household, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; and

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in your ROA group in order to determine the sales charge on your purchase:

S.5

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts;

•	Investments in Class I, Class R2, Class R3, Class R4, Class R5, Class W or Class Y shares;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

•	Charitable and irrevocable trust accounts.

If you purchase fund shares through different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform your financial intermediary in writing about the other accounts when placing your purchase order. Contact your financial intermediary to determine what information is required.

Unless you provide your financial intermediary in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

For more information on ROA, please see the SAI.

Initial Sales Charge — Letter of Intent (LOI). Generally, if you intend to invest $50,000 or more (including any existing ROA) over a period of up to 13 months, you may be able to reduce the front-end sales charge(s) for investments in Class A shares by completing and filing an LOI. The required form of LOI may vary by financial intermediary. Existing ROA can be included in your LOI. Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. Five percent of the commitment amount will be placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow.

Existing ROA Example. Shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares (any non-money market fund in the RiverSource Family of Funds) in order to fulfill the LOI commitment and receive reduced front-end sales charge(s) over the next 13 months.

Notification Obligation. You must request the reduced sales charge when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. You should request that your financial intermediary provide this information to the fund when placing your purchase order. For more detail on LOIs, please contact your financial intermediary or see the SAI.

Initial Sales Charge — Waivers of the sales charge for Class A shares. Sales charges do not apply to:

•	current or retired Board members, officers or employees of the funds or RiverSource Investments or its affiliates, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	current or retired Ameriprise Financial Services, Inc. financial advisors, employees of financial advisors, their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	registered representatives and other employees of affiliated or unaffiliated financial intermediaries having a selling agreement with the distributor, including their spouses, domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	portfolio managers employed by subadvisers of the funds, including their spouses or domestic partners, children, parents and their spouse’s or domestic partner’s parents.

•	partners and employees of outside legal counsel to the funds or the funds’ directors or trustees who regularly provide advice and services to the funds, or to their directors or trustees.

•	direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same fund.

•	purchases made:

•	with dividend or capital gain distributions from a fund or from the same class of another fund in the RiverSource Family of Funds;

S.6

•	through or under a wrap fee product or other investment product sponsored by a financial intermediary that charges an account management fee that has, or that clear trades through a financial intermediary that has, a selling agreement with the distributor;

•	through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	through bank trust departments.

•	separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11).

•	purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b) which:

•	have at least $1 million in plan assets at the time of investment; and

•	have a plan level or omnibus account that is maintained with the fund or its transfer agent; and

•	transact directly with the fund or its transfer agent through a third party administrator or third party recordkeeper.

For more information regarding waivers of sales charge for Class A purchases, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of sales charges for additional classes of investors. Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide your financial intermediary with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial intermediary provide this information to the fund when placing your purchase order.

Because the current prospectus is available on the funds’ website (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com free of charge, information regarding breakpoint discounts is not separately disclosed on the website.

CDSCs and the Combination of Target Date Funds with Seligman TargETFund Core

Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (the Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. For the purpose of calculating CDSCs, holding periods in respect of shares of a Target Date Fund will be carried over to shares of Seligman TargETFund Core acquired as a result of the combination of a Target Date Fund with Seligman TargETFund Core.

Class A — contingent deferred sales charge

For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to an authorized financial intermediary effecting the purchase, a 1% CDSC may be charged if you sell your shares within 18 months after purchase. A CDSC will be based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC — Waivers of the CDSC for Class A shares. The CDSC will be waived on sales of shares:

•	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

•	purchased through reinvestment of dividends and capital gain distributions.

•	in the event of the shareholder’s death.

•	from a monthly, quarterly or annual systematic redemption plan of up to an annual amount of 12% of the account value on a per fund basis.

•	in an account that has been closed because it falls below the minimum account balance.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders attainment of age 70 1/2.

•	that result from returns of excess contributions or excess deferral amounts made to a retirement plan participant.

•	of RiverSource funds purchased prior to Dec. 1, 2008.

•	initially purchased by an employee benefit plan that is not connected with a plan level termination.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

S.7

Class B and Class C — CDSC alternative

The money market funds (except RiverSource Tax-Exempt Money Market Fund) offer Class B and Class C shares, but only to facilitate exchanges with other funds offering Class B and Class C shares, respectively. For example, if you own Class B or Class C shares of another fund, but want to hold your money in a money market fund, you may exchange into Class B or Class C shares of a money market fund. Funds that offer Class B and Class C shares have limitations on the amount you may invest in those share classes. If you are considering purchasing Class B or Class C shares of a fund, please see the prospectus for that fund for any effective purchase limitations.

Although you may not purchase Class B and Class C shares of the money market funds directly, if you exchange into Class B or Class C shares of a money market fund from another fund, you will be subject to the rules governing CDSC set forth in this section.

To minimize the amount of CDSC you may pay when you sell your shares, the fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so that they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest).

For Class B, the CDSC is based on the sale amount and the number of years between purchase and sale. The following table shows how CDSC percentages on sales decline over time:

If the sale is made during the:	The CDSC percentage rate is:*
First year	5%
Second year	4%
Third year	3%**
Fourth year	3%
Fifth year	2%
Sixth year	1%
Seventh or eighth year	0%

*	Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a RiverSource fund on or prior to June 12, 2009, the CDSC percentage for the third year is 4%.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

You may not make additional purchases of Class B shares if your ROA exceeds $49,999.99.

Class B shares purchased in a RiverSource fund prior to May 21, 2005 age on a calendar year basis. Class B shares purchases made in a RiverSource fund beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 completed its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 completed its first year on Nov. 11, 2006 under daily aging.

Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Class B shares purchased in a RiverSource fund beginning May 21, 2005 and Class B shares purchased in a Seligman fund beginning June 13, 2009 will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a total amount up to 1% (including sales commission and advance of service fees) to financial intermediaries that sell Class C shares. See “Buying and Selling Shares — Distribution and Service Fees.” A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares. You may not make additional purchases of Class C shares if your ROA exceeds $999,999.99.

For both Class B and Class C shares, the amount of any CDSC you pay will be based on the lower of the original purchase price of those shares or current net asset value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

S.8

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

•	in the event of the shareholder’s death.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

•	sold under an approved substantially equal periodic payment arrangement.

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class B shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

CDSC — Waivers of the CDSC for Class C shares. The CDSC will be waived on sales of shares:

•	in the event of the shareholder’s death.

•	to which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase.

•	that result from required minimum distributions taken from retirement accounts upon the shareholders’ attainment of age 70 1/2.

•	initially purchased by an eligible employee benefit plan that are not connected with a plan level termination.

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

For more information regarding waivers of the CDSC for Class C shares, please see the SAI.

The distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. Policies relating to waiving the CDSC may be modified or withdrawn at any time.

Class I, Class R2, Class R3, Class R4, Class R5, Class W and Class Y — No Sales Charge. For each of Class I, Class R2, Class R3, Class R4, Class R5 and Class W there is no initial sales charge or CDSC.

Opening an Account

Financial institutions are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the fund or the financial intermediary through which you are investing in the fund may not be able to open an account for you. If the fund or the financial intermediary through which you are investing in the fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

When you buy shares, your order will be priced at the next NAV calculated after your order is accepted by the fund or an authorized financial intermediary. Any applicable sales charge will be added to the purchase price for Class A shares.

You may establish and maintain your account with an authorized financial intermediary or directly with the fund. The fund may appoint servicing agents to accept purchase orders and to accept exchange (and sale) orders on its behalf. Accounts established with the fund will be supported by the fund’s transfer agent.

Methods of Purchasing Shares

These methods of purchasing shares generally apply to Class A, Class B, and Class C shares.

Class B shares of RiverSource Absolute Return Currency and Income Fund is currently closed to investors for new purchases. Class B shares for RiverSource Floating Rate Fund, RiverSource Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, RiverSource Limited Duration Bond Fund and RiverSource Short Duration U.S. Government Fund are closed to new investors and new purchases. Existing shareholders in these funds may continue to own Class B shares and make exchanges into and out of existing accounts where Class B shares of these funds are maintained.

S.9

Methods of Purchasing Shares (continued)

Account established with your financial intermediary

All requests	The financial intermediary through which you buy shares may have different policies not described in this prospectus, including different minimum investment amounts and minimum account balances.

Account established with the fund

By mail	You or the financial intermediary through which you buy shares may establish an account with the fund. To establish an account in this fashion, complete a fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained (for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com or may be requested by calling (800) 221-2450. Make your check payable to the fund. The fund does not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to:

Regular Mail RiverSource Family of Funds
c/o Boston Financial
P.O. Box 8041
Boston, MA 02266-8041

Express Mail RiverSource Family of Funds
c/o Boston Financial
30 Dan Road
Canton, MA 02021-2809

If you already have an account, include your name, account number, and the name of the fund and class of shares you wish to purchase along with your check. You can make scheduled investments in the fund by moving money from your checking account or savings account. See the Minimum Investment and Account Balance chart below for more information regarding scheduled investment plans.

By wire or ACH	Fund shares purchased in an account established and maintained with the fund may be paid for by federal funds wire. Before sending a wire, call (800) 221-2450 to notify the fund’s transfer agent of the wire and to receive further instructions.

If you are establishing an account with a wire purchase, you are required to send a signed account application to the address above. Please include the wire control number or your new account number on the application. Your bank or financial intermediary may charge additional fees for wire transactions.

By exchange	Call (800) 221-2450 or send signed written instructions to the address above.

S.10

Minimum Investment and Account Balance

			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund	Value Fund
			Threadneedle	RiverSource
	For all funds,		Global Extended	Floating Rate
	classes and		Alpha Fund	Fund
	accounts except		RiverSource	RiverSource
	those listed to		Absolute Return	Inflation
	the right	Tax qualified	Currency and	Protected
	(nonqualified)	accounts	Income Fund	Securities Fund	Class W

Initial investment	$2,000	$1,000	$10,000	$5,000	$500

Subsequent investments	$100	$100	$100	$100	None

Account balance*	$1,000	None	$5,000	$2,500	$500

*	If your fund account balance falls below the minimum account balance for any reason, including a market decline, you may be asked to increase it to the minimum account balance or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

Minimum Investment and Account Balance — scheduled investment plans

			RiverSource	RiverSource
			120/20	Disciplined
			Contrarian	Small Cap
			Equity Fund	Value Fund
			Threadneedle	RiverSource
	For all funds,		Global Extended	Floating Rate
	classes and		Alpha Fund	Fund
	accounts except		RiverSource	RiverSource
	those listed to		Absolute Return	Inflation
	the right	Tax qualified	Currency and	Protected
	(nonqualified)	accounts	Income Fund	Securities Fund	Class W

Initial investment	$100(a)	$100(b)	$10,000	$5,000	$500

Subsequent investments	$100	$50	$100	$100	None

Account balance**	None(b)	None	$5,000	$2,500	$500

**	If your fund account balance is below the minimum initial investment described above, you must make payments at least monthly.
(a)	Money Market Funds — $2,000
(b)	Money Market Funds — $1,000

These minimums may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the distributor.

The fund reserves the right to modify its minimum account requirements at any time, with or without prior notice.

Please contact your financial intermediary for information regarding wire or electronic funds transfer.

Important: Payments sent by electronic fund transfers (ACH), a bank authorization or check that are not guaranteed may take up to 14 days to clear. If you request a sale within 14 days of purchase, this may cause your sale request to fail to process if the requested amount includes unguaranteed funds.

EXCHANGING OR SELLING SHARES

You may exchange or sell shares by having your financial intermediary process your transaction. If you maintain your account directly with your financial intermediary, you must contact that financial intermediary to exchange or sell shares of the fund. If your account was established with the fund, there are a variety of methods you may use to exchange or sell shares of the fund.

Ways to Request an Exchange or Sale of Shares

Account established with your financial intermediary

All requests	You can exchange or sell shares by having your financial intermediary process your transaction. The financial intermediary through which you purchased shares may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

S.11

Ways to Request an Exchange or Sale of Shares (continued)

Account established with the fund

By mail	Mail your exchange or sale request to:

Regular Mail RiverSource Family of Funds
c/o Boston Financial
P.O. Box 8041
Boston, MA 02266-8041

Express Mail RiverSource Family of Funds
c/o Boston Financial
30 Dan Road
Canton, MA 02021-2809

Include in your letter:

• your name

• the name of the fund(s)

• your account number

• the class of shares to be exchanged or sold

• your Social Security number or Employer Identification number

• the dollar amount or number of shares you want to exchange or sell

• specific instructions regarding delivery or exchange destination

• signature(s) of registered account owner(s)

• any special documents the transfer agent may require in order to process your order

Corporate, trust or partnership accounts may need to send additional documents.

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

A Medallion Signature Guarantee is required if:

• Amount is over $50,000.

• You want your check made payable to someone other than the registered account owner(s).

• Your address of record has changed within the last 30 days.

• You want the check mailed to an address other than the address of record.

• You want the proceeds sent to a bank account not on file.

• You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

A Medallion Signature Guarantee assures that a signature is genuine and not a forgery. The financial intermediary providing the Guarantee is financially liable for the transaction if the signature is a forgery. Eligible guarantors include commercial banks, trust companies, savings associations, and credit unions as defined by the Federal Deposit Insurance Act. Note: A guarantee from a notary public is not acceptable.

Note: Any express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone	Call (800) 221-2450. Unless you elect not to have telephone exchange and sale privileges, they will automatically be available to you. Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests. Telephone privileges may be modified or discontinued at any time. Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate, qualified retirement accounts and trust accounts which the current trustee is not listed. You may request that these privileges NOT apply by writing to the address above.

Payment will be mailed to the address of record and made payable to the names listed on the account.

Telephone sale requests are limited to $50,000 per day.

S.12

Ways to Request an Exchange or Sale of Shares (continued)

Account established with the fund (cont.)

By wire or ACH	You can wire money from your fund account to your bank account. Make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank’s name and a voided check or savings account deposit slip.

Call (800) 221-2450 or send a letter of instruction, with a Medallion Signature Guarantee if required, to the address above.

A service fee may be charged against your account for each wire sent.

Minimum amount:

by ACH: $100

by wire: $500

Your bank or financial intermediary may charge additional fees for wire transactions.

By scheduled payout plan	You may elect to receive regular periodic payments through an automatic sale of shares. See the SAI for more information.

Check Redemption Service

Class A shares of the money market funds offer check writing privileges. If you have $2000 in a money market fund, you may request checks which may be drawn against your account. You can elect this service on your initial application, or, thereafter. Call (800) 221-2450 for the appropriate forms to establish this service. If you own Class A shares that were both in another fund at NAV because of the size of the purchase, and then exchanged into a money market fund, check redemptions may be subject to a CDSC.

Exchanges

Generally, you may exchange your fund shares for shares of the same class of any other publicly offered fund in the RiverSource Family of Funds without a sales charge. For complete information on the fund you are exchanging into, including fees and expenses, read that fund’s prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order. You may be subject to a sales charge if you exchange from a money market fund into an equity or fixed income fund.

If you hold your fund shares in an account with Ameriprise Financial Services, you may have limited exchangeability within the RiverSource Family of Funds.

Short-Term or Excessive Trading

Short-term trading and other so-called market timing practices are frequent trading practices by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund’s performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund’s transaction costs.

For a fund organized as a fund-of-funds, its assets consist primarily of shares of the underlying funds in which it invests. The underlying funds may be more susceptible to the risks of market timing. Funds that invest directly in securities that trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. Funds and the underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund’s NAV is calculated. To the extent that a fund or underlying fund has significant holdings of small cap stocks, floating rate loans, high yield bonds, tax-exempt securities or foreign securities, the risks of market timing may be greater for the fund than for other funds. See “Principal Investment Strategies of the Fund” in the “More Information About the Fund” section of this prospectus for a discussion of the types of securities in which your fund invests. See “Pricing and Valuing of Fund Shares” for a discussion of the funds’ policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

S.13

The funds’ Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each fund seeks to enforce this policy through its service providers as follows:

For all funds other than money market funds:

•	The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging or other purchase and exchange transactions not believed to be inconsistent with the best interest of fund shareholders or the Board’s policy. The fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares and where the shares are maintained. Under the fund’s procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund may seek the assistance of financial intermediaries in applying similar restrictions on their participants or clients. The fund’s ability to monitor and discourage abusive trading practices in omnibus accounts is more limited.

•	The fund may rely on the monitoring policy of a financial intermediary, for example, a retirement plan administrator or similar financial intermediary authorized to distribute the funds, if it determines the policy and procedures of such financial intermediaries are sufficient to protect the fund and its shareholders.

•	If an investor’s trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor’s exchange privilege or reject the investor’s purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

•	Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

For money market funds:

•	The fund is a money market fund and seeks to provide shareholders current income, liquidity and a stable net asset value of $1.00 per share. In addition, the fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund’s investments, and money market instruments in general, and the fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund’s policies and procedures do provide the fund with the right to reject any purchase orders by any investor for any reason, including orders that appear to be associated with market timing activities.

Other exchange policies:

•	Exchanges must be made into the same class of shares of the share class being exchanged out of.

•	Exchanges into RiverSource Tax-Exempt Money Market Fund may be made only from Class A shares.

•	If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases, unless a waiver applies.

•	Once the fund receives your exchange request, you cannot cancel it after the market closes.

•	Shares of the purchased fund may not be used on the same day for another exchange or sale.

•	New investments in Class A shares of a money market fund may be exchanged for either Class A, Class B or Class C shares of any other publicly offered fund in the RiverSource Family of Funds.

•	If you exchange shares from Class A shares of a money market fund to another fund in the RiverSource Family of Funds, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market fund into Class B shares of another fund in the RiverSource Family of Funds, you may not exchange from Class B shares of that fund back to Class A shares of a money market fund. Exchange rules for money market funds are illustrated in the following tables.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another fund. You may continue to hold these shares in the fund. Changing your investment to a different fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new fund.

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•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original fund and ends when you sell the shares of the fund you exchanged to.

To Other Funds
From a Money Market Fund	Class A	Class B	Class C

Class A	Yes	Yes	Yes
Class B	No	Yes	No
Class C	No	No	Yes

To a Money Market Fund
From Other Funds	Class A	Class B	Class C

Class A	Yes	No	No
Class B	No	Yes	No
Class C	No	No	Yes

If your initial investment was in a money market fund and you exchange into an equity or fixed income fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B or Class C.

If your initial investment was in Class A shares of an equity or fixed income fund and you exchange shares into a money market fund, you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

Selling Shares

You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale of shares and use all or part of the sale proceeds to purchase new shares of a fund in the RiverSource Family of Funds. If your original purchase was in Class A or Class B, you may use all or part of the sale proceeds to purchase new Class A shares in any fund account linked together for ROA purposes. Your repurchase will be in Class A shares at NAV, up to the amount of the sale proceeds. For a Class A repurchase on shares that were originally charged a CDSC, the amount of the CDSC will be reinvested at the NAV on the date the repurchase is processed. Repurchases of Class B shares will also be in Class A shares at NAV. Any CDSC paid upon redemption of your Class B shares will not be reimbursed. If your original purchase was in Class C, you will be allowed to reinvest in the same Class C account and fund you originally purchased. In a Class C repurchase, the CDSC you paid will be reinvested and the shares will be deemed to have the original cost and purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases will be excluded from this policy.

In order for you to take advantage of this repurchase waiver, you must notify your financial intermediary or the fund’s transfer agent if your account is held at the fund within 90 days of the date your sale request was processed. Contact your financial intermediary for information on required documentation. The repurchase privilege may be modified or discontinued at any time and use of this option may have tax consequences.

If you sold shares of a Seligman fund on or before February 3, 2009 and wish to repurchase shares, you have the option of taking advantage of the current repurchase policy (described above) within 90 days of the date your sale request was processed, or you may use all or part of your sale proceeds to purchase shares of the fund you sold or any other fund in the RiverSource Family of Funds without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC, within 120 days of the date your sale request was processed. Contact your financial intermediary or, if you opened an account directly with the fund, the transfer agent, for more information on the required documentation to complete a repurchase transaction.

The fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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Pricing and Valuing of Fund Shares

For classes of shares sold with an initial sales charge, the public offering or purchase price is the net asset value plus the sales charge. For funds or classes of shares sold without an initial sales charge, the public offering price is the NAV.

Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the fund. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures.

The NAV is the value of a single share of the fund. The NAV is determined by dividing the value of the fund’s assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. For a fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs. Securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by a fund or underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the fund’s or underlying fund’s NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that a fund or an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, tax-exempt securities or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The funds use an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of a fund’s or an underlying fund’s securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the fund’s or underlying fund’s shares may change on days when shareholders will not be able to purchase or sell the fund’s or underlying fund’s shares.

For money markets funds — The fund’s investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

Distributions and Taxes

As a shareholder you are entitled to your share of your fund’s net income and net gains. Each fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Your fund’s net investment income is distributed to you as dividends. Dividends may be composed of qualified dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include dividends which are non-qualified dividends, interest income and short-term capital gains. Because of the types of income earned by fixed income funds, it is unlikely the funds will distribute qualified dividend income. Generally, capital gains are realized when a security is sold for a higher price than was paid for it. Generally, capital losses are realized when a security is sold for a lower price than was paid for it. Typically, each realized capital gain or loss is long-term or short-term depending on the length of time the fund held the security. Realized capital gains and losses offset each other. The fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains, if any, are included in net investment income and are taxable as ordinary income when distributed to the shareholder. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions. If the fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to the shareholders to the extent of their basis in their shares. A return of capital will generally not be taxable; however, any amounts received in excess of basis are treated as capital gain. Forms 1099 sent to shareholders report any return of capital.

Certain derivative instruments subject the fund to special tax rules, the effect of which may be to accelerate income to the fund, defer fund losses, cause adjustments in the holding periods of fund securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Funds seeking tax-exempt income may invest in derivatives that generate taxable income to the fund.

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For Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETF 2015 and Seligman TargETFund Core (the Seligman TargETFunds) — The Funds may purchase or sell (write) options. In general, option premiums which may be received by the Funds are not immediately included in the income of the Funds. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Funds transfer or otherwise terminate the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, such Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

The Seligman TargETFunds generally will pay any dividends from its net investment income and distributes any net capital gains realized on investments at least annually (Seligman TargETFund Core generally will pay dividends from its net investment income on a quarterly basis). Because each Seligman TargETFund may sell underlying ETFs, US government securities and short-term debt instruments: (a) to accommodate redemptions of its shares; (b) in respect of the Target Date Funds, to implement the process of migration; and (c) to adjust the percentages of its assets invested in each underlying ETF, US government securities, short-term debt instruments, cash and cash equivalents in response to economic, market or other conditions or events, and changes in Seligman Time Horizon Matrix (the asset allocation methodology utilized by the Seligman TargETFunds), each Seligman TargETFund may generate net capital gains (including short-term capital gains that are generally taxed to shareholders at ordinary income tax rates) for investors that may be higher than the net capital gains ordinarily incurred by an investor through an investment in another asset allocation fund that has broader investment ranges or an asset allocation strategy designed by the investor. In addition, due to federal income tax laws, each Seligman TargETFund may not fully utilize capital losses (to offset capital gains) from the sale of underlying ETFs at a loss. In addition, underlying ETFs may distribute capital gains to the Seligman TargETFunds.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the fund unless you request distributions in cash. The financial intermediary through which you purchased shares may have different policies.

Distributions are reinvested at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. Generally, if you sell shares for less than their cost, the difference is a capital loss or if you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss or reduce a tax gain, based on paying a sales charge, by exchanging shares before the 91st day after the day of purchase. If you buy Class A shares and exchange into another fund before the 91st day after the day of purchase, you may not be able to include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

REITs often do not provide complete tax information until after the calendar year-end; generally mid to late January and continuing through early February. Consequently, if your fund has significant investments in REITs, you may not receive your Form 1099-DIV until February. Other RiverSource funds tax statements are generally mailed in January.

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For Seligman TargETFunds. Each of the Target Date Funds will automatically be combined with Seligman TargETFund Core during their respective target years. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of Seligman TargETFund Core at net asset value, with the shares of Seligman TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or other applicable law could negatively impact the combination of a Target Date Fund with Seligman TargETFund Core.

For taxable funds. Distributions related to shares not held in IRAs or other retirement accounts are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Shares held in an IRA or qualified retirement account are generally subject to different tax rules. Taking a distribution from your IRA or qualified retirement plan may subject you to federal taxes, withholding, penalties and reporting requirements. Please consult your tax advisor.

Income received by a fund may be subject to foreign tax and withholding. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes.

For tax-exempt funds. Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes and potentially the alternative minimum tax. Dividends distributed from net capital gains, if any, and other income earned are not exempt from federal income taxes. Any taxable distributions are taxable in the year the fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum tax. To the extent the fund earns such income, it will flow through to its shareholders and may affect those shareholders who are subject to the alternative minimum tax. See the SAI for more information.

Because interest on municipal bonds and notes is generally tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

For a fund organized as a fund-of-funds. Because most of the fund’s investments are shares of underlying funds, the tax treatment of the fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the fund invested directly in the types of securities held by the underlying funds or the fund shareholders invested directly in the underlying funds. As a result, fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to an investment in a fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor. See the SAI for more information.

General Information

AVAILABILITY AND TRANSFERABILITY OF FUND SHARES

Please consult with your financial intermediary to determine the availability of the funds. The funds may only be purchased or sold directly or through financial intermediaries authorized by the distributor to offer the funds. Not all financial institutions are authorized to sell the RiverSource Family of Funds and certain financial intermediaries that offer the RiverSource Family of Funds may not offer all funds on all investment platforms. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the distributor, you will not be able to transfer fund holdings to that account. In that event, you must either maintain your fund holdings with your current financial intermediary, find another financial intermediary with a selling agreement, or sell your shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the fund’s investment manager, RiverSource Investments and its affiliates also receive compensation for providing other services to the funds.

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Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the funds. These services include administrative, accounting, treasury, and other services. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund.”

Distribution and Shareholder Services. RiverSource Fund Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the distributor), provides underwriting and distribution services to the funds. Under the Distribution Agreement and related distribution and shareholder servicing plans, the distributor receives distribution and shareholder servicing fees. The distributor may retain a portion of these fees to support its distribution and shareholder servicing activity. The distributor reallows the remainder of these fees (or the full fee) to the financial intermediaries that sell fund shares and provide services to shareholders. Fees paid by a fund for these services are set forth under “Distribution and/or service (12b-1) fees” in the expense table under “Fees and Expenses of the Fund.” More information on how these fees are used is set forth under “Investment Options — Classes of Shares” and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale. See “Shareholder Fees (fees paid directly from your investment)” under “Fees and Expenses of the Fund” for the scheduled sales charge of each share class. See “Buying and Selling Shares, Sales Charges” for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See “Other Investment Strategies and Risks” for the funds’ policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the funds. The funds pay the transfer agent a fee that varies by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund.” RiverSource Service Corporation pays a portion of these fees to financial intermediaries that provide sub-recordkeeping and other services to fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the transfer agent agreements.

Plan Administration Services. Under a Plan Administration Services Agreement, the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts. Fees paid by a fund for these services are included under “Other expenses” in the expense table under “Fees and Expenses of the Fund.”

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the fund) to financial intermediaries, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the fund. These payments and intercompany allocations (collectively, “payments”) do not change the price paid by investors in the fund or fund shareholders for the purchase or ownership of fund shares of the fund, and these payments are not reflected in the fees and expenses of the fund, as they are not paid by the fund.

In exchange for these payments, a financial intermediary may elevate the prominence or profile of the fund within the financial intermediary’s organization, and may provide the distributor and its affiliates with preferred access to the financial intermediary’s registered representatives or preferred access to the financial intermediary’s customers. These arrangements are sometimes referred to as marketing and/or sales support payments, program and/or shareholder servicing payments, or revenue sharing payments. These arrangements create potential conflicts of interest between a financial intermediary’s pecuniary interest and its duties to its customers, for example, if the financial intermediary receives higher payments from the sale of a certain fund than it receives from the sale of other funds, the financial intermediary or its representatives may be incented to recommend or sell shares of the fund where it receives or anticipates receiving the higher payment instead of other investment options that may be more appropriate for the customer. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company’s success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments and the distributor, and the products they offer, including the fund.

S.19

These payments are typically negotiated based on various factors including, but not limited to, the scope and quality of the services provided by the financial intermediary, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships, the profile the fund may obtain within the financial intermediary, and the access the distributor or other representatives of the fund may have within the financial intermediary for advertisement, training or education, including opportunities to present at or sponsor conferences for the registered representatives of the financial intermediary and its customers.

These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of, or in addition to, these asset-based fees as compensation for including or maintaining a fund on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial intermediary charges its registered representatives for effecting transactions in the fund. The amount of payment varies by financial intermediary (e.g., initial platform set-up fees, ongoing maintenance or service fees, or asset or sales based fees). The amount of payments also varies by the type of sale. For instance, purchases of one fund may warrant a greater or lesser amount of payments than purchases of another fund. Additionally, sale and maintenance of shares on a stand alone basis may result in a greater or lesser amount of payments than the sale and maintenance of shares made through a plan, wrap or other fee-based program. Payments to affiliates may include payments as compensation to employees of RiverSource Investments who are licensed by the distributor in respect of certain sales and solicitation activity on behalf of the fund. These payments may be and often are significant. Additional information concerning the amount and calculation of these payments is available in the fund’s SAI.

Payments to affiliated broker-dealers are within the range of the payments the distributor pays to similarly-situated third party financial intermediaries and the payments such affiliated broker-dealers receive from third party fund sponsors related to the sale of their sponsored funds. However, because of the large amount of fund assets (from the RiverSource Family of Funds, in aggregate) currently held in customer accounts of the affiliated broker-dealers, the distributor and its affiliates, in the aggregate, pay significantly more in absolute dollars than other third-party fund sponsors pay to the affiliated broker-dealers for the sale and servicing of their sponsored funds. This level of payment creates potential conflicts of interest which the affiliated broker-dealers seek to mitigate by disclosure and implementation of internal controls, as well as the rules and regulations of applicable regulators.

From time to time, to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payments to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of the fund has been authorized directly or indirectly by the distributor to sell the fund and/or to provide services to you as a shareholder of the fund. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares. If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of the fund, please contact your financial intermediary. The SAI contains additional detail regarding payments made by the distributor to financial intermediaries.

The payments described in this section are in addition to fees paid by the fund to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the fund to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the fund.

Financial institutions may separately charge you additional fees. See “Buying and Selling Shares.”

ADDITIONAL MANAGEMENT INFORMATION

Affiliated Products. RiverSource Investments serves as investment manager to all funds in the RiverSource Family of Funds, including those that are structured to provide asset-allocation services to shareholders of those funds by investing in shares of other funds (funds of funds) in the RiverSource Family of Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds.

S.20

These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and RiverSource Investments seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although RiverSource Investments may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When RiverSource Investments structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. RiverSource Investments also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. RiverSource Investments monitors expense levels of the funds and is committed to offering funds that are competitively priced. RiverSource Investments reports to the Board on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the fund owned by affiliated products.

Cash Reserves. A fund may invest its daily cash balance in a money market fund selected by RiverSource Investments, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses, and is expected to operate at a very low expense ratio. A fund will invest in Short-Term Cash Fund or any other money market fund selected by RiverSource Investments only to the extent it is consistent with the fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund’s prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call (800) 221-2450 or visit our website at riversource.com/funds. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and Strategies
Equity Funds

RiverSource Disciplined Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to both developed and emerging markets issuers.

RiverSource Disciplined Large Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change.

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500tm Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Disciplined Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000® Value Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Dividend Opportunity Fund	The Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital. The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation. The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investment companies that invest in real estate or real estate debt and which qualify for REIT tax status.

A.1  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Fixed Income Funds

RiverSource Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Under normal market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

RiverSource Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manger to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities.

RiverSource Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

RiverSource Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

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Underlying Funds	Investment Objectives and Strategies
RiverSource High Yield Bond Fund
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

RiverSource Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

RiverSource Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds that the rate of inflation over the long-term. The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non-seasonally adjusted) as the inflation measure.

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Underlying Funds	Investment Objectives and Strategies
RiverSource Limited Duration Bond Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of it net assets in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

RiverSource U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.

Money Market Funds

RiverSource Cash Management Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Alternative Investment Strategies

RiverSource Absolute Return Currency and Income Fund
The Fund seeks to provide shareholders with positive absolute return. The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the investment manager (RiverSource Investments, LLC), seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year. It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets.

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Appendix B

UNDERLYING FUNDS — RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

	RiverSource			RiverSource	RiverSource	RiverSource	RiverSource			RiverSource					RiverSource		RiverSource
	Absolute	RiverSource	RiverSource	Disciplined	Disciplined	Disciplined	Disciplined	RiverSource	RiverSource	Emerging	RiverSource	RiverSource	RiverSource	RiverSource	Inflation		U.S.
	Return Currency	Cash	Disciplined	International	Large Cap	Small and	Small Cap	Dividend	Diversified	Markets	Floating	Global	High Yield	Income	Protected	RiverSource	Government
Risk	and Income	Management	Equity	Equity	Value	Mid Cap Equity	Value	Opportunity	Bond	Bond	Rate	Bond	Bond	Opportunities	Securities	Real Estate	Mortgage
Active Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Concentration Risk	X	X

Confidential Information Access Risk											X

Counterparty Risk	X										X		X	X

Credit Risk	X	X							X	X	X	X	X	X	X		X

Derivatives Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X		X

Foreign Currency Risk	X

Geographic Concentration Risk	X									X		X

Highly Leveraged Transactions Risk											X		X	X

Impairment of Collateral Risk											X		X	X

Inflation Protected Securities Risk															X

Interest Rate Risk	X	X							X	X	X	X	X	X	X		X

Issuer Risk			X	X	X	X	X	X	X

Liquidity Risk									X	X	X	X	X	X

Market Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities Risk																	X

Non-Diversification Risk	X									X		X			X	X

Prepayment and Extension Risk	X								X		X	X	X	X	X		X

Quantitative Model Risk	X		X	X	X	X	X	X

Real Estate Industry Risk																X

Reinvestment Risk	X	X

Risks of Foreign Investing				X		X	X	X	X	X	X	X	X	X

Sector Risk					X			X		X		X

Small and Mid-Sized Company Risk						X		X

Small Company Risk							X

Tax Risk	X

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

B.1  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund’s concentration, the underlying fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk. For example, if the underlying fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

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Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

B.3  RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS

Mortgage-Related and Other Asset-Backed Securities Risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs).

Investments in REITs depend upon specialized management skills, and REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. Reinvestment risk is the risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize

RIVERSOURCE INCOME BUILDER SERIES – 2010 PROSPECTUS  B.4

particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

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RIVERSOURCE FAMILY OF FUNDS PRIVACY NOTICE

The RiverSource Family of Funds, which includes RiverSource, Seligman, and Threadneedle branded funds (collectively, the “funds”), are committed to respecting shareholders’ rights of privacy and we have adopted the following policy to maintain the confidentiality of the information you share with us:

Information we collect

We know that you expect us to conduct and process your business in a manner that is both accurate and efficient. To do so, we may collect information about you such as your name, address, Social Security number and the names of your beneficiaries. This information is collected from applications or other forms that you provide to us or the financial intermediaries that distribute the funds. We also collect information about your transactions in the funds. In addition, we may obtain information about you from third parties in order to service your account. Financial intermediaries which distribute the funds and service your account, whether or not affiliated with us, may have a customer relationship with you and may independently collect information from you. This Privacy Notice does not apply to their independent collection or use of information about you.

Information we disclose

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except in two circumstances. We disclose information to companies, whether or not affiliated with us, that help us by providing services to you including companies that market funds on our behalf. We also disclose information when we are permitted or required by law to do so, such as when information is provided to the IRS for tax purposes.

Security

We maintain physical, electronic, and procedural safeguards to protect your personal information. In addition, we insist that the distributors and other companies that perform services for us limit access to your personal information to authorized employees and agents, and maintain appropriate physical, electronic and procedural safeguards.

This privacy notice applies to each fund in the RiverSource Family of Funds, to Seligman Premium Technology Growth Fund, to Tri-Continental Corporation and to RiverSource LaSalle International Real Estate Fund. It also applies to RiverSource Investments, LLC, RiverSource Fund Distributors, Inc. and RiverSource Service Corporation with respect to the investment advisory, distribution and shareholder services each may provide to the funds.

THIS PAGE IS NOT PART OF THE PROSPECTUS

Funds in the RiverSource Family of Funds — which include funds offered under the RiverSource, Threadneedle and Seligman brands — can be purchased from authorized financial intermediaries.

Additional information about the funds and their investments are available in the funds’ SAI, and annual and semiannual reports to shareholders. In the funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected the funds’ performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the fund, contact RiverSource Family of Funds or your financial intermediary. To make a shareholder inquiry, contact the financial intermediary through whom you purchased the fund.

RiverSource Family of Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 221-2450

RiverSource Family of Funds information available:
(for RiverSource funds) at riversource.com/funds or (for Seligman funds) at seligman.com

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E., Washington, D.C. 20549-1520.

RiverSource Investments Logo
Investment Company Act File #
RiverSource Income Builder Basic Income Fund	811-499
RiverSource Income Builder Moderate Income Fund	811-499
RiverSource Income Builder Enhanced Income Fund	811-499

S-6394-99 G (4/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Income Builder Fund	04/01/2010 & 09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” for Columbia Income Builder Fund is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
25% 20% 15% 10% 5% 0% -5% -10% -15% -20% +4.59% -14.88% +20.24% +11.10% 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +9.74% (quarter ended Sept. 30, 2009)

•	Lowest return for a calendar quarter was -8.86% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” for Columbia Income Builder Fund in the prospectus for Class A, Class B, Class C and Class R4 shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

Classes A, B, C & R4
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A — before taxes	+5.82%	+4.35%
Class A — after taxes on distributions	+4.50%	+2.82%
Class A — after taxes on distributions and redemption of fund shares	+3.86%	+2.81%
Class B — before taxes	+5.25%	+4.24%
Class C — before taxes	+9.31%	+4.62%
Class R4 — before taxes	+11.13%	+5.74%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class R shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A* — before taxes	+11.10%	+5.40%
Class A* — after taxes on distributions	+9.72%	+3.85%
Class A* — after taxes on distributions and redemption of fund shares	+7.30%	+3.71%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A* — before taxes	+11.10%	+5.40%
Class A* — after taxes on distributions	+9.72%	+3.85%
Class A* — after taxes on distributions and redemption of fund shares	+7.30%	+3.71%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Financial Highlights
The following information includes unaudited financial highlights of the Fund as of July 31, 2010. The financial highlights tables in the section entitled “Financial Highlights” for Columbia Income Builder Fund are hereby replaced with the following:
Columbia Income Builder Fund

	Six months ended
Class A	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.76		$8.24	$10.27	$10.79	$9.98	$10.05

Income from investment operations:
Net investment income (loss)	.15		.35	.38	.30	.42	.10
Net gains (losses) (both realized and unrealized)	.37		1.55	(2.03)	(.39)	.84	(.07)

Total from investment operations	.52		1.90	(1.65)	(.09)	1.26	.03

Less distributions:
Dividends from net investment income	(.16)		(.38)	(.38)	(.36)	(.45)	(.10)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.16)		(.38)	(.38)	(.43)	(.45)	(.10)

Net asset value, end of period	$10.12		$9.76	$8.24	$10.27	$10.79	$9.98

Total return	5.39%		23.35%	(16.43% )	(.84% )	12.89%	.31%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.42%	(d)	.42%	.41%	.40% (d)	.46%	3.62%	(d)

Net expenses after expense waiver/reimbursement(e)	.42%	(d)	.42%	.41%	.40% (d)	.45%	.45%	(d)

Net investment income (loss)	3.05%	(d)	3.87%	3.75%	4.26% (d)	4.02%	3.44%	(d)

Supplemental data
Net assets, end of period (in millions)	$193		$192	$187	$260	$197	$19

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

	Six months ended
Class B	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.79		$8.23	$10.25	$10.77	$9.97	$10.05

Income from investment operations:
Net investment income (loss)	.11		.28	.31	.25	.35	.08
Net gains (losses) (both realized and unrealized)	.37		1.54	(2.02)	(.39)	.83	(.07)

Total from investment operations	.48		1.82	(1.71)	(.14)	1.18	.01

Less distributions:
Dividends from net investment income	(.12)		(.26)	(.31)	(.31)	(.38)	(.09)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.12)		(.26)	(.31)	(.38)	(.38)	(.09)

Net asset value, end of period	$10.15		$9.79	$8.23	$10.25	$10.77	$9.97

Total return	4.97%		22.38%	(17.00% )	(1.34% )	12.01%	.07%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.18%	(d)	1.18%	1.16%	1.15% (d)	1.22%	4.20%	(d)

Net expenses after expense waiver/reimbursement(e)	1.18%	(d)	1.18%	1.16%	1.15% (d)	1.21%	1.21%	(d)

Net investment income (loss)	2.29%	(d)	3.06%	2.96%	3.50% (d)	3.27%	2.70%	(d)

Supplemental data
Net assets, end of period (in millions)	$20		$25	$28	$42	$33	$5

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

See accompanying Notes to Financial Highlights.

	Six months ended
Class C	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.79		$8.24	$10.26	$10.78	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.12		.29	.31	.25	.35	.09
Net gains (losses) (both realized and unrealized)	.37		1.53	(2.02)	(.39)	.82	(.07)

Total from investment operations	.49		1.82	(1.71)	(.14)	1.17	.02

Less distributions:
Dividends from net investment income	(.13)		(.27)	(.31)	(.31)	(.38)	(.08)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.13)		(.27)	(.31)	(.38)	(.38)	(.08)

Net asset value, end of period	$10.15		$9.79	$8.24	$10.26	$10.78	$9.99

Total return	4.98%		22.35%	(16.97% )	(1.33% )	11.91%	.23%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.17%	(d)	1.17%	1.16%	1.15% (d)	1.21%	4.30%	(d)

Net expenses after expense waiver/reimbursement(e)	1.17%	(d)	1.17%	1.16%	1.15% (d)	1.20%	1.21%	(d)

Net investment income (loss)	2.31%	(d)	3.16%	3.00%	3.53% (d)	3.27%	2.74%	(d)

Supplemental data
Net assets, end of period (in millions)	$14		$12	$9	$12	$8	$1

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

	Six months ended
Class R4	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.77		$8.26	$10.28	$10.80	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.15		.36	.42	.33	.43	.11
Net gains (losses) (both realized and unrealized)	.38		1.54	(2.01)	(.34)	.84	(.07)

Total from investment operations	.53		1.90	(1.59)	(.01)	1.27	.04

Less distributions:
Dividends from net investment income	(.17)		(.39)	(.43)	(.44)	(.46)	(.10)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.17)		(.39)	(.43)	(.51)	(.46)	(.10)

Net asset value, end of period	$10.13		$9.77	$8.26	$10.28	$10.80	$9.99

Total return	5.41%		23.31%	(15.93% )	(.08% )	13.02%	.43%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.38%	(d)	.36%	.37%	.37% (d)	.42%	6.84%	(d)

Net expenses after expense waiver/reimbursement(e)	.38%	(d)	.36%	.08%	.08% (d)	.29%	.29%	(d)

Net investment income (loss)	3.10%	(d)	3.95%	3.90%	4.32% (d)	4.39%	3.25%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—	$—	$—

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to Jan. 31, 2008. In 2008, the Fund’s fiscal year end was changed from May 31 to Jan. 31.
(b)	For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

Information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus for Columbia Income Builder Fund is hereby replaced with #811-21852.

S-6394-13 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Supplement dated January 28, 2011 to each prospectus listed below

Fund Name (the “Funds”)	Prospectus(es) Dated
Columbia Income Builder Fund (formerly RiverSource Income Builder Basic Income Fund)	April 1, 2010	Sept. 27, 2010

Columbia Income Builder Fund II (formerly RiverSource Income Builder Moderate Income Fund)	April 1, 2010	–

Columbia Income Builder Fund III (formerly RiverSource Income Builder Enhanced Income Fund)	April 1, 2010	–

As applicable throughout each prospectus, the following underlying funds names have been changed as follows:

Old Name	New Name
RiverSource Absolute Return Currency and Income Fund	Columbia Absolute Return Currency and Income Fund

RiverSource Diversified Bond Fund	Columbia Diversified Bond Fund

RiverSource Dividend Opportunity Fund	Columbia Dividend Opportunity Fund

RiverSource Emerging Markets Bond Fund	Columbia Emerging Markets Bond Fund

RiverSource Floating Rate Fund	Columbia Floating Rate Fund

RiverSource Global Bond Fund	Columbia Global Bond Fund

RiverSource High Yield Bond Fund	Columbia High Yield Bond Fund

RiverSource Income Opportunities Fund	Columbia Income Opportunities Fund

RiverSource Inflation Protected Securities Fund	Columbia Inflation Protected Securities Fund

RiverSource Disciplined Equity Fund	Columbia Large Core Quantitative Fund

RiverSource Disciplined Large Cap Value Fund	Columbia Large Value Quantitative Fund

RiverSource Limited Duration Bond Fund	Columbia Limited Duration Credit Fund

RiverSource Cash Management Fund	Columbia Money Market Fund

RiverSource U.S. Government Mortgage Fund	Columbia U.S. Government Mortgage Fund

For each prospectus, Table 1 under the section “More Information about the Funds – Principal Investment Strategies of the Funds – Investment Category Allocation” is replaced in its entirety with the following:

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Funds, seeking to achieve each Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and specialty. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

Table 1. Investment Category Ranges by Fund

Income Builder Funds
(Target Allocation Range –
	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**
Asset Class
(Target Ranges			Income	Income	Income
set forth in			Builder	Builder	Builder
Table 2)			Fund	Fund II	Fund III
Equity	U.S. Large Cap	Columbia Large Core Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Large Growth Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Large Value Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Dividend Income Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Contrarian Core Fund	0-30%	0-35%	0-40%

		Columbia Diversified Equity Income Fund	0-30%	0-35%	0-40%

		Columbia Select Large-Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Select Large-Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Strategic Investor Fund	0-30%	0-35%	0-40%

		Columbia Value and Restructuring Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Enhanced Core Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Core Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Marsico Focused Equities Fund	0-30%	0-35%	0-40%

		Columbia Marsico Growth Fund	0-30%	0-35%	0-40%

		Columbia Seligman Communications and Information Fund	0-30%	0-35%	0-40%

		Columbia Recovery and Infrastructure Fund	0-30%	0-35%	0-40%

	U.S. Mid and Small Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Small Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Acorn USA	0-30%	0-35%	0-40%

		Columbia Dividend Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Equity Value Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Growth Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Acorn Fund	0-30%	0-35%	0-40%

		Columbia Mid-Cap Index Fund	0-30%	0-35%	0-40%

		Columbia Mid-Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Value Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Acorn Select	0-30%	0-35%	0-40%

	U.S. Small Cap	Columbia Multi-Advisor Small Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Frontier Fund	0-30%	0-35%	0-40%

		Columbia Small Cap Core Fund	0-30%	0-35%	0-40%

		Columbia Small Cap Growth Fund I	0-30%	0-35%	0-40%

		Columbia Small Cap Value Fund I	0-30%	0-35%	0-40%

		Columbia Small Cap Value Fund II	0-30%	0-35%	0-40%

		Columbia Select Smaller-Cap Value Fund	0-30%	0-35%	0-40%

	Emerging Markets Equities	Columbia Emerging Markets Fund	0-10%	0-15%	0-20%

	International Developed Equities	RiverSource Disciplined International Equity Fund	0-10%	0-15%	0-20%

		Columbia Multi-Advisor International Value Fund	0-10%	0-15%	0-20%

		Columbia Acorn International Select	0-10%	0-15%	0-20%

		Columbia Marsico International Opportunities Fund	0-10%	0-15%	0-20%

		Columbia International Value Fund	0-10%	0-15%	0-20%

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Income Builder Funds
(Target Allocation Range –
	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**
Asset Class
(Target Ranges			Income	Income	Income
set forth in			Builder	Builder	Builder
Table 2)			Fund	Fund II	Fund III
		Columbia Seligman Global Technology Fund	0-10%	0-15%	0-20%

		Columbia Emerging Markets Opportunity Fund	0-10%	0-15%	0-20%

		Columbia European Equity Fund	0-10%	0-15%	0-20%

		Columbia Global Equity Fund	0-10%	0-15%	0-20%

		Columbia Acorn International	0-10%	0-15%	0-20%

		Columbia Global Extended Alpha Fund	0-10%	0-15%	0-20%

		Columbia Multi-Advisor International Equity Fund	0-10%	0-15%	0-20%

		Columbia Asia Pacific ex-Japan Fund	0-10%	0-15%	0-20%

		Columbia Pacific Asia Fund	0-10%	0-15%	0-20%

	Specialty	Columbia 120/20 Contrarian Equity Fund	0-10%	0-15%	0-20%

		Columbia Convertible Securities Fund	0-10%	0-15%	0-20%

		Columbia Real Estate Equity Fund	0-10%	0-15%	0-20%

		Columbia Energy and Natural Resources Fund	0-10%	0-15%	0-20%

		RiverSource Real Estate Fund	0-10%	0-15%	0-20%

Fixed Income	TIPS/Government Bonds	Columbia Inflation Protected Securities Fund	0-40%	0-40%	0-40%

		Columbia U.S. Treasury Index Fund	0-40%	0-40%	0-40%

	U.S. Investment Grade Bonds	Columbia U.S. Government Mortgage Fund	0-40%	0-40%	0-40%

		Columbia Bond Fund	0-40%	0-40%	0-40%

		Columbia Corporate Income Fund	0-40%	0-40%	0-40%

		Columbia Intermediate Bond Fund	0-40%	0-40%	0-40%

		Columbia Short Term Bond Fund	0-40%	0-40%	0-40%

		Columbia Diversified Bond Fund	0-40%	0-40%	0-40%

		Columbia Limited Duration Credit Fund	0-40%	0-40%	0-40%

	U.S. High Yield Bonds	Columbia High Yield Bond Fund	0-15%	0-30%	0-35%

		Columbia Income Opportunities Fund	0-15%	0-30%	0-35%

	Floating Rate	Columbia Floating Rate Fund	0-15%	0-20%	0-20%

	International Bonds	Columbia Global Bond Fund	0-10%	0-15%	0-20%

		Columbia International Bond Fund	0-10%	0-15%	0-20%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-15%	0-30%	0-35%

Cash	Cash	Columbia Money Market Fund	0-15%	0-10%	0-5%

Alternative Investment Strategies		Columbia Absolute Return Currency and Income Fund	0-5%	0-10%	0-15%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

**	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

For each prospectus, the section titled “More Information about the Funds — Certain Principal Risks of the Underlying Funds” is replaced in its entirety with the following:

Active Management Risk. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds’ investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.
Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund’s concentration, its overall value may decline to a

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greater degree than if it held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle held by the underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.
Credit Risk. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund’s exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.
Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.
Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.
Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.
Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.
Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.
Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.
Highly Leveraged Transactions Risk. The high yield debt instruments in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The underlying fund’s investments also may include senior

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obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
High-Yield Securities Risk. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.
Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the underlying money market fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry. Other underlying funds that concentrate in an industry may face economic, political or regulatory developments in that industry.
Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund’s distributions that comes from inflation adjustments.
Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.
Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.
Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.
Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, such as value or growth investing, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.
Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

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Prepayment and Extension Risk. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds’ investments are locked in at a lower rate for a longer period of time.
Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.
Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.
Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:
Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.
Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.
Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.
Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.
Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than underlying funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.
Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.
Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of its total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” an underling fund’s foreign currency gains not “directly related” to its “principal

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business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the underlying fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund’s Board of Directors may authorize a significant change in investment strategy or its liquidation.
Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

For each prospectus, Appendix A, Underlying Funds – Investment Objectives and Strategies, is amended by adding the following information:

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and strategies
Equity Funds

Columbia 120/20 Contrarian Equity Fund	Long-term growth of capital

Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

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Underlying Funds	Investment Objectives and strategies
Columbiasm Acorn® Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbiasm Acorn International®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbiasm Acorn International Select®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Columbiasm Acorn Select®	Long-term capital appreciation
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fun may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $20 billion.

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Underlying Funds	Investment Objectives and strategies
Columbiasm Acorn USA®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and midsized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Asia Pacific ex-Japan Fund	The Fund seeks to provide long-term growth of capital
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Contrarian Core Fund	Total return consisting of long-term capital appreciation and current income
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term growth and current income.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

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Underlying Funds	Investment Objectives and strategies
Columbia Dividend Income Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund invests principally in securities of companies that Columbia Management Investment Advisees, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued but also may invest in securities of companies that the Adviser believes have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Emerging Markets Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

Columbia Emerging Markets Opportunity	The Fund seeks to provide shareholders with long-term capital growth.
Fund	The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

Columbia Energy and Natural Resources	Long-term capital appreciation
Fund	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

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Underlying Funds	Investment Objectives and strategies
Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.
The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, company is considered to be located in Europe if: (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.

Columbia Frontier Fund	The Fund seeks to provide shareholders with growth of capital.

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager). The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including companies located in developed and emerging countries.

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Underlying Funds	Investment Objectives and strategies
Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

Columbia International Value Fund	Long-term capital appreciation
The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Large Cap Core Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	Total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

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Underlying Funds	Investment Objectives and strategies
Columbia Large Cap Growth Fund	Long-term capital appreciation
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term, above-average earnings growth.

Columbia Large Cap Value Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

Columbia Large Growth Quantitative Fund	Long-term capital growth
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase.

Columbia Marsico Focused Equities Fund	Long-term growth of capital
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Marsico Growth Fund	Long-term growth of capital
Under normal circumstances, the Fund invests primarily in equity securities of large capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

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Underlying Funds	Investment Objectives and strategies
Columbia Marsico International Opportunities Fund	Long-term growth of capital

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund’s portfolio may be based in, or economically tied to, the United States.

Columbia Mid Cap Growth Fund	Significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.
Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change.

Columbia Mid Cap Index Fund	Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

Columbia Mid Cap Value Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

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Underlying Funds	Investment Objectives and strategies
Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies’ preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Multi-Advisor International Equity Fund	Long-term capital growth
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

Columbia Multi-Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Multi-Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.

Columbia Pacific Asia Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

Columbia Real Estate Equity Fund	Capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. Equity securities include, among other things, common stocks, preferred stocks and securities convertible into common and preferred stocks. A company is “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs.

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Underlying Funds	Investment Objectives and strategies
Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.
The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Columbia Select Large Cap Growth Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser believes have the potential for long-term growth.

Columbia Select Large-Cap Value Fund	The Fund seeks to provide long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

Columbia Seligman Communications and	The Fund seeks to provide capital gain.
Information Fund	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments.

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Underlying Funds	Investment Objectives and strategies
Columbia Seligman Global Technology Fund	The Fund seeks to provide long-term capital appreciation.
The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Columbia Small Cap Core Fund	Long-term capital appreciation
Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund generally invests in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index.

Columbia Small Cap Value Fund I	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that the Adviser believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

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Underlying Funds	Investment Objectives and strategies
Columbia Strategic Investor Fund	Long-term growth of capital by using a “value” approach to invest primarily in common stocks

Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.

Columbia Value and Restructuring Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

Fixed Income Funds

Columbia Bond Fund	Current income, consistent with minimum fluctuation in principal

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality. The Fund’s dollar weighted average maturity and duration will vary over time depending on the Adviser’s expectations for market and economic conditions.

Columbia Convertible Securities Fund	Total return, consisting of capital appreciation and current income
Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

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Underlying Funds	Investment Objectives and strategies
Columbia Corporate Income Fund	Total return, consisting primarily of current income and secondarily of capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years.

Columbia Intermediate Bond Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

Columbia International Bond Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries.

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Underlying Funds	Investment Objectives and strategies
Columbia Short Term Bond Fund	Current income, consistent with minimal fluctuation of principal
Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.

Columbia U.S. Treasury Index Fund	Total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

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For each prospectus, Appendix B, Underlying Funds – Risks, has been replaced in its entirety with the following:

Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Risk Type	Description

Active Management Risk	Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk	Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of the underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Confidential Information Access Risk	In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk	The risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Credit Risk	The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk	Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.
Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.
Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.
Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.
Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.
Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Dividend and Income Risk	The income shareholders receive from the fund is based primarily on dividends and interest it earns from its investments as well as gains the fund receives from selling portfolio securities, each of which can vary widely over the short and long-term. The dividend income from a Fund’s investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a fund may reduce the dividends paid on such securities.

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ETF Risk	An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the underlying fund’s expenses and similar expenses incurred through ownership of the ETF.

Focused Portfolio Risk	The underlying fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk	The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk	The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk	The loans or other securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

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High-Yield Securities Risk	Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

Impairment of Collateral Risk	The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk	Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

Inflation Protected Securities Risk	Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Infrastructure-Related Companies Risk	Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Interest Rate Risk	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

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Issuer Risk	An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk	Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying funds shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk	The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk	The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk	Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mid-Sized Company Risk	Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Mortgage-Related and Other Asset-Backed Securities Risks	Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

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Non-Diversification Risk	Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk	Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk	Certain underlying funds use quantitative methods that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

Real Estate Industry Risk	Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs).
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk	The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

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Risks of Foreign/Emerging Markets Investing	Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:
Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.
Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.
Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.
Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk	If an underlying fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk	Investments in small and medium-sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Small Company Risk	Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

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Stripped Securities Risk	Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Tax Risk	As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Technology and Technology-Related Investment Risk	An underlying fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.
The underlying fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the underlying fund’s entire investment portfolio. However, a decline in the value of one of the underlying fund’s investments may offset potential gains from other investments.

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Value Securities Risk	Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

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S-6394-12 A (1/11)
Valid until next prospectus update.

Prospectus

Columbia Income Builder Fund
(formerly known as RiverSource Income Builder Basic Income Fund)

Prospectus Sept. 27, 2010

Columbia Income Builder Fund invests in other affiliated funds and seeks to provide shareholders with a high level of current income and growth of capital.

Class	Ticker Symbol

Class R	CBURX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	3p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	6p
Buying and Selling Shares	6p
Tax Information	6p
Financial Intermediary Compensation	6p
More Information about the Fund
Investment Objective	7p
Principal Investment Strategies of the Fund	7p
Principal Risks of Investing in the Fund	9p
More about Annual Fund Operating Expenses	11p
Other Investment Strategies and Risks	12p
Fund Management and Compensation	13p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.1
Sales Charges and Commissions	S.5
Reductions/Waivers of Sales Charges	S.16
Distribution and Service Fees	S.19
Selling and/or Servicing Agent Compensation	S.22
Buying, Selling and Exchanging Shares	S.23
Share Price Determination	S.23
Transaction Rules and Policies	S.24
Opening an Account and Placing Orders	S.28
Buying Shares	S.29
Selling Shares	S.34
Exchanging Shares	S.36
Distributions and Taxes	S.38
Additional Services and Compensation	S.40
Additional Management Information	S.41

2p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital.

Income Builder Fund seeks to achieve this objective with a more conservative level of both risk to principal and potential for high current income, relative to Columbia Income Builder Fund II and Columbia Income Builder Fund III, which are described in a separate prospectus.

Investments are made through investments in underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class R
Management fees	0.00%
Distribution and/or service (12b-1) fees	0.50%
Other expenses(a)	0.16%
Acquired fund fees and expenses (underlying funds)	0.62%
Total annual fund operating expenses	1.28%

(a)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class R	$130	$406	$703	$1,550

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target Allocation Ranges — Under Normal Market Conditions)*
Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS  3p

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

•	Analyzing factors such as credit quality, interest rate outlook and price; and

•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Funds is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds-Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

4p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS

PAST PERFORMANCE

Class R shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

•	how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class R shares are not subject to a sales charge. If the sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class R shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Class A* Annual Total Returns (without sales charge) (BAR CHART) 30% 20% 10% 0% -10% -20% +4.59% -14.88% +20.24% 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +9.74% (quarter ended Sept. 30, 2009).
•	Lowest return for a calendar quarter was -8.86% (quarter ended Dec. 31, 2008).
•	Class A year-to-date return was +1.68% at June 30, 2010.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS  5p

Average Annual Total Returns (without sales charge)

Since
inception
(for periods ended Dec. 31, 2009)	1 year	(2/16/06)

Columbia Income Builder Fund:
Class A* — before taxes	+20.24%	+3.97%
Class A* — after taxes on distributions	+18.52%	+2.39%
Class A* — after taxes on distributions and redemption of fund shares	+13.06%	+2.47%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+5.93%	+5.85%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees or taxes)	+19.76%	-3.24%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.16%	+2.85%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup (reflects no deduction for fees, expenses or taxes)	+9.33%	+3.60%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Senior Portfolio Manager	February 2006
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

Class R

Minimum initial investment	None
Subsequent investments	None

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp.,
P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp.,
30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital. Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for the Fund. By investing in several different underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations, subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

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Table 1. Investment Category Ranges by Fund
(Target Allocation Range -
Asset Class	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**

Equity	U.S. Large Cap Value	Columbia Dividend Opportunity Fund	0-30%

		Columbia Large Core Quantitative Fund	0-30%

		Columbia Large Value Quantitative Fund	0-30%

	U.S. Small/Mid Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%

		RiverSource Disciplined Small Cap Value Fund	0-30%

	International Equities	RiverSource Disciplined International Equity Fund	0-10%

	Real Estate	RiverSource Real Estate Fund	0-30%

Fixed Income	TIPS	Columbia Inflation Protected Securities Fund	0-40%

	Mortgages	Columbia U.S. Government Mortgage Fund	0-40%

	Core Plus	Columbia Diversified Bond Fund	0-40%

		Columbia Limited Duration Credit Fund	0-40%

	High Yield Bonds	Columbia High Yield Bond Fund	0-15%

		Columbia Income Opportunities Fund	0-15%

	High Yield Loans	Columbia Floating Rate Fund	0-15%

	International Bonds	Columbia Global Bond Fund	0-10%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-15%

Cash	Cash	Columbia Money Market Fund	5-15%

Alternative Investment Strategies		Columbia Absolute Return Currency and Income Fund	0-5%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
**	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

Asset Class Allocation. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will manage the Fund’s overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund’s risk profile. Under normal market conditions, the Fund intends to invest in each asset class within the allocation ranges set forth in Table 2:

Table 2. Asset Class Ranges by Fund

Asset Class
(Target Allocation Range — Under Normal Market Conditions)*
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

•	Analyzing factors such as credit quality, interest rate outlook and price; and

•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories as described above.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds, without taking fees into consideration.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. Because the assets of the Fund will be invested in underlying funds, the Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, the Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in many underlying funds, the Fund has exposure to the risks of many different areas of the market. A description of the more common risks to which the underlying funds (and thus, the Fund) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. There may be significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Risk. Credit risk is the risk that the issuer of a security or a loan will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, a note or a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower’s or the issuer’s credit rating or other news affects the market’s perception of the borrower’s or the issuer’s credit risk. If the issuer of a floating rate or fixed rate loan declares bankruptcy or is declared bankrupt, there may be a delay before an underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund’s performance. If an underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a debt security or floating rate loan could also make it difficult for the underlying fund to sell the debt security or loan at a price approximating the value previously placed on it.

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Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Fund is a diversified fund, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Sector Risk. Investments in real estate related securities include the risk of fluctuation in the value of underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, investment in Real Estate Investment Trusts (REITs) requires specialized management skills. REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities, including changes in interest rates and the quality of credit extended.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

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Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.70% for Class R.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. The Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Fund’s purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund may invest in government securities and short-term paper. The Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent the Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of the Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance.

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before certain fixed income funds may rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund does not pay Columbia Management a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Funds’ semiannual shareholder report for the period ended July 31, 2010.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Senior Portfolio Manager

•	Managed the Fund since February 2006.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager, multi-sector fixed income.

•	Joined the investment manager in 2003 as an associate analyst in municipal bond research.

•	Began investment career in 2003.

•	BSB, University of Minnesota, Carlson School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.1

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

S.2

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

S.3

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.4

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.5

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.6

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

S.7

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.8

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.9

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund, Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
		Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund, Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

S.10

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

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Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

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Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

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•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.

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(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

S.16

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

S.17

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

S.18

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund
up to 0.10%
up to 0.25%
up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund
—
0.25%
0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund
—
0.20%
0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund
—
—
0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

S.20

(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

S.21

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

S.22

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

S.23

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

S.24

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

S.25

Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

S.26

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

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To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

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As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

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Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

S.30

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

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Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

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(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

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The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

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•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

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•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

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Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Underlying Funds	Investment Objectives and Strategies
Equity Funds

Columbia Dividend Opportunity Fund	The Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital. The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change.

Columbia Small Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000® Value Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to both developed and emerging markets issuers.

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500TM Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS  A.1

Underlying Funds	Investment Objectives and Strategies
RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation. The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments companies that invest in real estate or real estate debt and which qualify for REIT tax status.

Fixed Income Funds
Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manger to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

A.2  COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

Columbia High Yield Bond Fund	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS  A.3

Underlying Funds	Investment Objectives and Strategies
Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds that the rate of inflation over the long-term. The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non-seasonally adjusted) as the inflation measure.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.

Money Market Funds

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

A.4  COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Alternative Investment Strategies

Columbia Absolute Return Currency and Income Fund	The Fund seeks to provide shareholders with positive absolute return. The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the investment manager seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations will consist primarily of(i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS  A.5

Appendix B

UNDERLYING FUNDS — RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Fund may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

	Columbia		Columbia	RiverSource	Columbia	RiverSource				Columbia			Columbia					Columbia
	Absolute	Columbia	Large	Disciplined	Large	Disciplined	RiverSource	Columbia	Columbia	Emerging	Columbia	Columbia	High	Columbia	Columbia	Columbia	RiverSource	U.S.
	Return Currency	Money	Core	International	Value	Small and	Disciplined	Dividend	Diversified	Markets	Floating	Global	Yield	Income	Inflation	Limited	Real	Government
Risk	and Income	Market	Quantitative	Equity	Quantitative	Mid Cap Equity	Small Cap Value	Opportunity	Bond	Bond	Rate	Bond	Bond	Opportunities	Protected Securities	Duration Credit	Estate	Mortgage
Active Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Concentration Risk	X	X

Confidential Information Access Risk											X

Counterparty Risk	X										X		X	X

Credit Risk	X	X							X	X	X	X	X	X	X	X		X

Derivatives Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X	X		X

Diversification Risk	X									X		X			X		X

Foreign Currency Risk	X

Geographic Concentration Risk	X									X		X

Highly Leveraged Transactions Risk											X		X	X

High-Yield Securities Risk																X

Impairment of Collateral Risk											X		X	X

Inflation Protected Securities Risk															X

Interest Rate Risk	X	X							X	X	X	X	X	X	X	X		X

Issuer Risk			X	X	X	X	X	X	X

Liquidity Risk									X	X	X	X	X	X		X

Market Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment and Extension Risk	X								X		X	X	X	X	X	X		X

Quantitative Model Risk	X		X	X	X	X	X	X

Real Estate Industry Risk																	X

Reinvestment Risk	X	X

Risks of Foreign/Emerging Markets Investing				X		X	X	X	X	X	X	X	X	X		X

Sector Risk					X			X		X		X

Small and Mid-Sized Company Risk						X		X

Small Company Risk							X

Tax Risk	X

B.1  COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS  B.2

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage may make any change in the underlying fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

B.3  COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). Investments in REITs depend upon specialized management skills, and REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS  B.4

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund’s Board of Directors/Trustees may authorize a significant change in investment strategy or fund liquidation.

B.5  COLUMBIA INCOME BUILDER FUND — 2010 CLASS R PROSPECTUS

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-499

S-6564-99 A (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Income Builder Fund	04/01/2010 & 09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Income Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” for Columbia Income Builder Fund is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
25% 20% 15% 10% 5% 0% -5% -10% -15% -20% +4.59% -14.88% +20.24% +11.10% 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +9.74% (quarter ended Sept. 30, 2009)

•	Lowest return for a calendar quarter was -8.86% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” for Columbia Income Builder Fund in the prospectus for Class A, Class B, Class C and Class R4 shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

Classes A, B, C & R4
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A — before taxes	+5.82%	+4.35%
Class A — after taxes on distributions	+4.50%	+2.82%
Class A — after taxes on distributions and redemption of fund shares	+3.86%	+2.81%
Class B — before taxes	+5.25%	+4.24%
Class C — before taxes	+9.31%	+4.62%
Class R4 — before taxes	+11.13%	+5.74%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class R shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A* — before taxes	+11.10%	+5.40%
Class A* — after taxes on distributions	+9.72%	+3.85%
Class A* — after taxes on distributions and redemption of fund shares	+7.30%	+3.71%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class R shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class R shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be lower.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	(2/16/06)
Columbia Income Builder Fund:
Class A* — before taxes	+11.10%	+5.40%
Class A* — after taxes on distributions	+9.72%	+3.85%
Class A* — after taxes on distributions and redemption of fund shares	+7.30%	+3.71%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+6.54%	+5.99%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees, expenses or taxes)	+16.23%	+0.47%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.13%	+2.29%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup) (reflects no deduction for fees, expenses or taxes)	+6.79%	+4.25%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Financial Highlights
The following information includes unaudited financial highlights of the Fund as of July 31, 2010. The financial highlights tables in the section entitled “Financial Highlights” for Columbia Income Builder Fund are hereby replaced with the following:
Columbia Income Builder Fund

	Six months ended
Class A	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.76		$8.24	$10.27	$10.79	$9.98	$10.05

Income from investment operations:
Net investment income (loss)	.15		.35	.38	.30	.42	.10
Net gains (losses) (both realized and unrealized)	.37		1.55	(2.03)	(.39)	.84	(.07)

Total from investment operations	.52		1.90	(1.65)	(.09)	1.26	.03

Less distributions:
Dividends from net investment income	(.16)		(.38)	(.38)	(.36)	(.45)	(.10)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.16)		(.38)	(.38)	(.43)	(.45)	(.10)

Net asset value, end of period	$10.12		$9.76	$8.24	$10.27	$10.79	$9.98

Total return	5.39%		23.35%	(16.43% )	(.84% )	12.89%	.31%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.42%	(d)	.42%	.41%	.40% (d)	.46%	3.62%	(d)

Net expenses after expense waiver/reimbursement(e)	.42%	(d)	.42%	.41%	.40% (d)	.45%	.45%	(d)

Net investment income (loss)	3.05%	(d)	3.87%	3.75%	4.26% (d)	4.02%	3.44%	(d)

Supplemental data
Net assets, end of period (in millions)	$193		$192	$187	$260	$197	$19

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

	Six months ended
Class B	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.79		$8.23	$10.25	$10.77	$9.97	$10.05

Income from investment operations:
Net investment income (loss)	.11		.28	.31	.25	.35	.08
Net gains (losses) (both realized and unrealized)	.37		1.54	(2.02)	(.39)	.83	(.07)

Total from investment operations	.48		1.82	(1.71)	(.14)	1.18	.01

Less distributions:
Dividends from net investment income	(.12)		(.26)	(.31)	(.31)	(.38)	(.09)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.12)		(.26)	(.31)	(.38)	(.38)	(.09)

Net asset value, end of period	$10.15		$9.79	$8.23	$10.25	$10.77	$9.97

Total return	4.97%		22.38%	(17.00% )	(1.34% )	12.01%	.07%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.18%	(d)	1.18%	1.16%	1.15% (d)	1.22%	4.20%	(d)

Net expenses after expense waiver/reimbursement(e)	1.18%	(d)	1.18%	1.16%	1.15% (d)	1.21%	1.21%	(d)

Net investment income (loss)	2.29%	(d)	3.06%	2.96%	3.50% (d)	3.27%	2.70%	(d)

Supplemental data
Net assets, end of period (in millions)	$20		$25	$28	$42	$33	$5

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

See accompanying Notes to Financial Highlights.

	Six months ended
Class C	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.79		$8.24	$10.26	$10.78	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.12		.29	.31	.25	.35	.09
Net gains (losses) (both realized and unrealized)	.37		1.53	(2.02)	(.39)	.82	(.07)

Total from investment operations	.49		1.82	(1.71)	(.14)	1.17	.02

Less distributions:
Dividends from net investment income	(.13)		(.27)	(.31)	(.31)	(.38)	(.08)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.13)		(.27)	(.31)	(.38)	(.38)	(.08)

Net asset value, end of period	$10.15		$9.79	$8.24	$10.26	$10.78	$9.99

Total return	4.98%		22.35%	(16.97% )	(1.33% )	11.91%	.23%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.17%	(d)	1.17%	1.16%	1.15% (d)	1.21%	4.30%	(d)

Net expenses after expense waiver/reimbursement(e)	1.17%	(d)	1.17%	1.16%	1.15% (d)	1.20%	1.21%	(d)

Net investment income (loss)	2.31%	(d)	3.16%	3.00%	3.53% (d)	3.27%	2.74%	(d)

Supplemental data
Net assets, end of period (in millions)	$14		$12	$9	$12	$8	$1

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

	Six months ended
Class R4	July 31, 2010		Year ended Jan. 31,			Year ended May 31,
Per share data	(Unaudited)		2010	2009	2008(a)	2007	2006(b)
Net asset value, beginning of period	$9.77		$8.26	$10.28	$10.80	$9.99	$10.05

Income from investment operations:
Net investment income (loss)	.15		.36	.42	.33	.43	.11
Net gains (losses) (both realized and unrealized)	.38		1.54	(2.01)	(.34)	.84	(.07)

Total from investment operations	.53		1.90	(1.59)	(.01)	1.27	.04

Less distributions:
Dividends from net investment income	(.17)		(.39)	(.43)	(.44)	(.46)	(.10)
Distributions from realized gains	—		—	—	(.07)	—	—

Total distributions	(.17)		(.39)	(.43)	(.51)	(.46)	(.10)

Net asset value, end of period	$10.13		$9.77	$8.26	$10.28	$10.80	$9.99

Total return	5.41%		23.31%	(15.93% )	(.08% )	13.02%	.43%

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.38%	(d)	.36%	.37%	.37% (d)	.42%	6.84%	(d)

Net expenses after expense waiver/reimbursement(e)	.38%	(d)	.36%	.08%	.08% (d)	.29%	.29%	(d)

Net investment income (loss)	3.10%	(d)	3.95%	3.90%	4.32% (d)	4.39%	3.25%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—	$—	$—	$—

Portfolio turnover rate	13%		41%	39%	19%	27%	1%

Notes to Financial Highlights

(a)	For the period from June 1, 2007 to Jan. 31, 2008. In 2008, the Fund’s fiscal year end was changed from May 31 to Jan. 31.
(b)	For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

Information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Income Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus for Columbia Income Builder Fund is hereby replaced with #811-21852.

S-6394-13 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Supplement dated January 28, 2011 to each prospectus listed below

Fund Name (the “Funds”)	Prospectus(es) Dated
Columbia Income Builder Fund (formerly RiverSource Income Builder Basic Income Fund)	April 1, 2010	Sept. 27, 2010

Columbia Income Builder Fund II (formerly RiverSource Income Builder Moderate Income Fund)	April 1, 2010	–

Columbia Income Builder Fund III (formerly RiverSource Income Builder Enhanced Income Fund)	April 1, 2010	–

As applicable throughout each prospectus, the following underlying funds names have been changed as follows:

Old Name	New Name
RiverSource Absolute Return Currency and Income Fund	Columbia Absolute Return Currency and Income Fund

RiverSource Diversified Bond Fund	Columbia Diversified Bond Fund

RiverSource Dividend Opportunity Fund	Columbia Dividend Opportunity Fund

RiverSource Emerging Markets Bond Fund	Columbia Emerging Markets Bond Fund

RiverSource Floating Rate Fund	Columbia Floating Rate Fund

RiverSource Global Bond Fund	Columbia Global Bond Fund

RiverSource High Yield Bond Fund	Columbia High Yield Bond Fund

RiverSource Income Opportunities Fund	Columbia Income Opportunities Fund

RiverSource Inflation Protected Securities Fund	Columbia Inflation Protected Securities Fund

RiverSource Disciplined Equity Fund	Columbia Large Core Quantitative Fund

RiverSource Disciplined Large Cap Value Fund	Columbia Large Value Quantitative Fund

RiverSource Limited Duration Bond Fund	Columbia Limited Duration Credit Fund

RiverSource Cash Management Fund	Columbia Money Market Fund

RiverSource U.S. Government Mortgage Fund	Columbia U.S. Government Mortgage Fund

For each prospectus, Table 1 under the section “More Information about the Funds – Principal Investment Strategies of the Funds – Investment Category Allocation” is replaced in its entirety with the following:

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Funds, seeking to achieve each Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and specialty. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

Table 1. Investment Category Ranges by Fund

Income Builder Funds
(Target Allocation Range –
	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**
Asset Class
(Target Ranges			Income	Income	Income
set forth in			Builder	Builder	Builder
Table 2)			Fund	Fund II	Fund III
Equity	U.S. Large Cap	Columbia Large Core Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Large Growth Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Large Value Quantitative Fund	0-30%	0-35%	0-40%

		Columbia Dividend Income Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Contrarian Core Fund	0-30%	0-35%	0-40%

		Columbia Diversified Equity Income Fund	0-30%	0-35%	0-40%

		Columbia Select Large-Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Select Large-Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Strategic Investor Fund	0-30%	0-35%	0-40%

		Columbia Value and Restructuring Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Enhanced Core Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Core Fund	0-30%	0-35%	0-40%

		Columbia Large Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Marsico Focused Equities Fund	0-30%	0-35%	0-40%

		Columbia Marsico Growth Fund	0-30%	0-35%	0-40%

		Columbia Seligman Communications and Information Fund	0-30%	0-35%	0-40%

		Columbia Recovery and Infrastructure Fund	0-30%	0-35%	0-40%

	U.S. Mid and Small Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%	0-35%	0-40%

		RiverSource Disciplined Small Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Acorn USA	0-30%	0-35%	0-40%

		Columbia Dividend Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Equity Value Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Growth Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Growth Fund	0-30%	0-35%	0-40%

		Columbia Acorn Fund	0-30%	0-35%	0-40%

		Columbia Mid-Cap Index Fund	0-30%	0-35%	0-40%

		Columbia Mid-Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Mid Cap Value Opportunity Fund	0-30%	0-35%	0-40%

		Columbia Acorn Select	0-30%	0-35%	0-40%

	U.S. Small Cap	Columbia Multi-Advisor Small Cap Value Fund	0-30%	0-35%	0-40%

		Columbia Frontier Fund	0-30%	0-35%	0-40%

		Columbia Small Cap Core Fund	0-30%	0-35%	0-40%

		Columbia Small Cap Growth Fund I	0-30%	0-35%	0-40%

		Columbia Small Cap Value Fund I	0-30%	0-35%	0-40%

		Columbia Small Cap Value Fund II	0-30%	0-35%	0-40%

		Columbia Select Smaller-Cap Value Fund	0-30%	0-35%	0-40%

	Emerging Markets Equities	Columbia Emerging Markets Fund	0-10%	0-15%	0-20%

	International Developed Equities	RiverSource Disciplined International Equity Fund	0-10%	0-15%	0-20%

		Columbia Multi-Advisor International Value Fund	0-10%	0-15%	0-20%

		Columbia Acorn International Select	0-10%	0-15%	0-20%

		Columbia Marsico International Opportunities Fund	0-10%	0-15%	0-20%

		Columbia International Value Fund	0-10%	0-15%	0-20%

2

Income Builder Funds
(Target Allocation Range –
	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**
Asset Class
(Target Ranges			Income	Income	Income
set forth in			Builder	Builder	Builder
Table 2)			Fund	Fund II	Fund III
		Columbia Seligman Global Technology Fund	0-10%	0-15%	0-20%

		Columbia Emerging Markets Opportunity Fund	0-10%	0-15%	0-20%

		Columbia European Equity Fund	0-10%	0-15%	0-20%

		Columbia Global Equity Fund	0-10%	0-15%	0-20%

		Columbia Acorn International	0-10%	0-15%	0-20%

		Columbia Global Extended Alpha Fund	0-10%	0-15%	0-20%

		Columbia Multi-Advisor International Equity Fund	0-10%	0-15%	0-20%

		Columbia Asia Pacific ex-Japan Fund	0-10%	0-15%	0-20%

		Columbia Pacific Asia Fund	0-10%	0-15%	0-20%

	Specialty	Columbia 120/20 Contrarian Equity Fund	0-10%	0-15%	0-20%

		Columbia Convertible Securities Fund	0-10%	0-15%	0-20%

		Columbia Real Estate Equity Fund	0-10%	0-15%	0-20%

		Columbia Energy and Natural Resources Fund	0-10%	0-15%	0-20%

		RiverSource Real Estate Fund	0-10%	0-15%	0-20%

Fixed Income	TIPS/Government Bonds	Columbia Inflation Protected Securities Fund	0-40%	0-40%	0-40%

		Columbia U.S. Treasury Index Fund	0-40%	0-40%	0-40%

	U.S. Investment Grade Bonds	Columbia U.S. Government Mortgage Fund	0-40%	0-40%	0-40%

		Columbia Bond Fund	0-40%	0-40%	0-40%

		Columbia Corporate Income Fund	0-40%	0-40%	0-40%

		Columbia Intermediate Bond Fund	0-40%	0-40%	0-40%

		Columbia Short Term Bond Fund	0-40%	0-40%	0-40%

		Columbia Diversified Bond Fund	0-40%	0-40%	0-40%

		Columbia Limited Duration Credit Fund	0-40%	0-40%	0-40%

	U.S. High Yield Bonds	Columbia High Yield Bond Fund	0-15%	0-30%	0-35%

		Columbia Income Opportunities Fund	0-15%	0-30%	0-35%

	Floating Rate	Columbia Floating Rate Fund	0-15%	0-20%	0-20%

	International Bonds	Columbia Global Bond Fund	0-10%	0-15%	0-20%

		Columbia International Bond Fund	0-10%	0-15%	0-20%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-15%	0-30%	0-35%

Cash	Cash	Columbia Money Market Fund	0-15%	0-10%	0-5%

Alternative Investment Strategies		Columbia Absolute Return Currency and Income Fund	0-5%	0-10%	0-15%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. The prospectuses and Statement of Additional Information for the underlying funds are incorporated by reference into this prospectus and can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.

**	Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

For each prospectus, the section titled “More Information about the Funds — Certain Principal Risks of the Underlying Funds” is replaced in its entirety with the following:

Active Management Risk. The underlying funds are actively managed and their performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds’ investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.
Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the underlying fund’s concentration, its overall value may decline to a

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greater degree than if it held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle held by the underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.
Credit Risk. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund’s exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.
Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.
Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.
Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.
Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.
Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.
Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.
Highly Leveraged Transactions Risk. The high yield debt instruments in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The underlying fund’s investments also may include senior

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obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by the underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
High-Yield Securities Risk. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.
Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.
Industry Concentration Risk. Investments that are concentrated in a particular issuer will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry. Because the underlying money market fund may invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry. Other underlying funds that concentrate in an industry may face economic, political or regulatory developments in that industry.
Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund’s distributions that comes from inflation adjustments.
Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.
Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.
Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.
Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, borrower, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. These risks are generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, such as value or growth investing, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.
Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer issuers than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

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Prepayment and Extension Risk. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security or is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds’ investments are locked in at a lower rate for a longer period of time.
Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying fund to achieve its objective.
Reinvestment Risk. The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.
Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risk:
Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.
Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.
Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.
Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.
Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than underlying funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.
Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.
Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The underlying fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of its total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” an underling fund’s foreign currency gains not “directly related” to its “principal

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business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the underlying fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund’s Board of Directors may authorize a significant change in investment strategy or its liquidation.
Value Securities Risk. Value securities involve the risk that they may never reach what the investment manager believes is their full market value either because the market fails to recognize the stock’s intrinsic worth or the investment manager misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

For each prospectus, Appendix A, Underlying Funds – Investment Objectives and Strategies, is amended by adding the following information:

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds. For a copy of a prospectus of the underlying fund, which contains this and other information, call 800.345.6611 or visit columbiamanagement.com. Read the prospectus carefully before you invest.

Underlying Funds	Investment Objectives and strategies
Equity Funds

Columbia 120/20 Contrarian Equity Fund	Long-term growth of capital

Under normal market conditions, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) are invested in equity securities. In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), will hold long positions and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. To complete the short sale transaction, the Fund buys back the same security in the market and returns it to the lender. If the price of the security falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money. Up to 25% of the Fund’s net assets may be invested in foreign investments. The Fund expects to maintain an approximate net 100% long asset exposure to the equity market (long market exposure minus short market exposure), targeting 110% to 120% long exposure and 10% to 20% short exposure. Actual exposure will vary over time based on factors such as market movements and the investment manager’s assessment of market conditions. Based on these factors, the Fund’s long exposure may range between 80% and 120%, and the Fund’s short exposure may range between 0% and 20%. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

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Underlying Funds	Investment Objectives and strategies
Columbiasm Acorn® Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbiasm Acorn International®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 75% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil). Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbiasm Acorn International Select®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom). The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.

Columbiasm Acorn Select®	Long-term capital appreciation
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fun may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $20 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $20 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $20 billion.

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Underlying Funds	Investment Objectives and strategies
Columbiasm Acorn USA®	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies. Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and midsized companies with market capitalizations under $5 billion at the time of investment. However, if the Fund’s investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company’s capitalization has grown to exceed $5 billion. Except as noted above, under normal circumstances, the Fund may invest in other companies with market capitalizations above $5 billion, provided that immediately after that investment a majority of its net assets would be invested in companies with market capitalizations under $5 billion.

Columbia Asia Pacific ex-Japan Fund	The Fund seeks to provide long-term growth of capital
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies located in the Asia Pacific Region, excluding Japan. The Fund may invest in companies of any market capitalization. For these purposes, a company is considered to be “located” in the Asia Pacific Region if (i) it is organized under the laws of a country in the Asia Pacific Region; (ii) its principal place of business or principal office is in the Asia Pacific Region; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located in the Asia Pacific Region. Countries in the Asia Pacific Region include but are not limited to Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Some of these countries may represent developing or emerging markets. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Contrarian Core Fund	Total return consisting of long-term capital appreciation and current income
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term growth and current income.

Columbia Diversified Equity Income Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.

The Fund’s assets primarily are invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stock. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

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Underlying Funds	Investment Objectives and strategies
Columbia Dividend Income Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of income-producing (dividend-paying) equity securities, which will consist primarily of common stocks but also may include preferred stocks and convertible securities. The Fund invests principally in securities of companies that Columbia Management Investment Advisees, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued but also may invest in securities of companies that the Adviser believes have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may invest up to 20% of its net assets in debt securities, including securities that, at the time of purchase, are rated low and below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Emerging Markets Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

Columbia Emerging Markets Opportunity	The Fund seeks to provide shareholders with long-term capital growth.
Fund	The Fund’s assets are primarily invested in equity securities of emerging markets companies. For these purposes, emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries.

Columbia Energy and Natural Resources	Long-term capital appreciation
Fund	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

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Underlying Funds	Investment Objectives and strategies
Columbia Equity Value Fund	The Fund seeks to provide shareholders with growth of capital and income.

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. These securities may provide income, offer the opportunity for long term capital appreciation, or both. The Fund’s investment philosophy is rooted in the belief that a disciplined, systematic, value-oriented approach to investing primarily in large-cap companies provides investors with an excellent opportunity for long-term growth of capital. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia European Equity Fund	The Fund seeks to provide shareholders with capital appreciation.
The Fund primarily invests in equity securities of European companies that are believed to offer growth potential. For these purposes, company is considered to be located in Europe if: (1) it is organized under the laws of a European country and has a principal office in a European country; (2) it derives at least 50% of its total revenues from businesses in Europe; or (3) its equity securities are traded principally on a stock exchange in Europe. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of European issuers. Although the Fund emphasizes investments in developed countries, the Fund also may invest in companies located in developing or emerging markets.

Columbia Frontier Fund	The Fund seeks to provide shareholders with growth of capital.

Although the Fund may invest in the securities of any company, the Fund invests at least 65% of its net assets (including any amounts borrowed for investment purposes), determined at the time of investment, in equity securities of small U.S. companies. For these purposes, small companies are currently defined as companies with market capitalization, at the time of purchase, of $2 billion or less. Companies are selected for their growth prospects (as identified by the investment manager). The Fund invests primarily in common stocks; however, it may also invest in preferred stocks, securities convertible into common stocks, and stock purchase warrants if the investment manager believes these investments offer capital growth opportunities.

Columbia Global Equity Fund	The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities, including companies located in developed and emerging countries.

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Underlying Funds	Investment Objectives and strategies
Columbia Global Extended Alpha Fund	The Fund seeks to provide shareholders with long-term capital growth.
Under normal market conditions, the Fund will invest primarily in equity securities, including at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., have their securities traded on non-U.S. exchanges or have been formed under the laws of non-U.S. countries. The Fund’s subadviser may reduce this 40% minimum investment amount to 30% if it believes that market conditions for these securities or specific foreign markets are unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or had at least 50% of its assets outside the U.S. The Fund may invest in equity securities of companies located in developed and emerging markets. The Fund will hold both long and short positions. A long position is an ordinary purchase of a security. When the Fund takes a short position, it sells a security that it has borrowed in anticipation of a decline in the price of the security. The subadviser is able to invest the proceeds from its short positions in additional long positions, ‘extending’ the equity exposure of the Fund in an effort to achieve an enhanced level of ‘alpha.’ Alpha represents how much the Fund’s return is attributable to the subadviser’s ability to deliver above-average returns, adjusted for risk. To complete a short sale transaction, the Fund buys back the same security in the market and returns it to the lender.

Columbia International Value Fund	Long-term capital appreciation
The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, such as common stock, preferred stock, or securities convertible into common stock, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

Columbia Large Cap Core Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

Columbia Large Cap Enhanced Core Fund	Total return before fees and expenses that exceeds the total return of the Standard & Poor’s (S&P) 500® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P 500® Index, convertible securities that are convertible into stocks included in that index, and derivatives whose returns are closely equivalent to the returns of the S&P 500® Index or its components. The Fund generally holds fewer stocks than the index and may hold securities that are not in the index.

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Underlying Funds	Investment Objectives and strategies
Columbia Large Cap Growth Fund	Long-term capital appreciation
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes have the potential for long-term, above-average earnings growth.

Columbia Large Cap Value Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

Columbia Large Growth Quantitative Fund	Long-term capital growth
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase.

Columbia Marsico Focused Equities Fund	Long-term growth of capital
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

Columbia Marsico Growth Fund	Long-term growth of capital
Under normal circumstances, the Fund invests primarily in equity securities of large capitalization companies that have market capitalizations of $5 billion or more at the time of purchase. The Fund generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Fund occasionally may exceed this range, such as when the Fund is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Fund may invest up to 25% of its total assets in foreign securities, including in emerging market securities.

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Underlying Funds	Investment Objectives and strategies
Columbia Marsico International Opportunities Fund	Long-term growth of capital

Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of foreign companies. The Fund may invest in an unlimited number of companies of any size throughout the world that are selected for their long-term growth potential. The Fund normally invests in issuers from at least three different countries not including the United States. The Fund may invest in common stocks of companies operating in, or economically tied to, emerging market countries. Some issuers or securities in the Fund’s portfolio may be based in, or economically tied to, the United States.

Columbia Mid Cap Growth Fund	Significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund also may invest up to 20% of its net assets in equity securities of companies that have market capitalizations outside the range of the Russell Midcap Index.

Columbia Mid Cap Growth Opportunity Fund	The Fund seeks to provide shareholders with growth of capital.
Under normal market conditions, the Fund will invest at least 80% of its net assets at the time of purchase in the common stocks of mid-capitalization companies. Columbia Management Investment Advisers, LLC (the investment manager) defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the companies that comprise the Russell Midcap® Growth Index (the Index). Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change.

Columbia Mid Cap Index Fund	Total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) MidCap 400® Index

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the S&P MidCap 400® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P MidCap 400® Index. Different common stocks have different weightings in the S&P MidCap 400® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P MidCap 400® Index, Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P MidCap 400® Index.

Columbia Mid Cap Value Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

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Underlying Funds	Investment Objectives and strategies
Columbia Mid Cap Value Opportunity Fund	The Fund seeks to provide shareholders with long-term growth of capital.
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium sized companies. Medium-sized companies are those whose market capitalizations at the time of purchase fall within the range of the Russell Midcap® Value Index (the Index). The market capitalization range of the companies in the Index is subject to change. Up to 20% of the Fund may be invested in stocks of smaller or larger companies’ preferreds, convertibles, or other debt securities. The Fund may invest up to 25% of its total assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Multi-Advisor International Equity Fund	Long-term capital growth
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

Columbia Multi-Advisor International Value Fund	The Fund seeks to provide shareholders with long-term capital growth.
The Fund’s assets primarily are invested in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets.

Columbia Multi-Advisor Small Cap Value Fund	The Fund seeks to provide shareholders with long-term capital appreciation.
Under normal market conditions, at least 80% of the Fund’s net assets are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.

Columbia Pacific Asia Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

Columbia Real Estate Equity Fund	Capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies principally engaged in the real estate industry, including REITs. Equity securities include, among other things, common stocks, preferred stocks and securities convertible into common and preferred stocks. A company is “principally engaged” in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund may invest in equity REITs, mortgage REITs and hybrid REITs.

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Underlying Funds	Investment Objectives and strategies
Columbia Recovery and Infrastructure Fund	The Fund seeks to provide shareholders with long-term growth of capital.
The Fund is a non-diversified mutual fund that generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets.

Columbia Select Large Cap Growth Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser believes have the potential for long-term growth.

Columbia Select Large-Cap Value Fund	The Fund seeks to provide long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

Columbia Select Smaller-Cap Value Fund	The Fund seeks to provide long-term capital appreciation.
Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the common stock of “value” companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

Columbia Seligman Communications and	The Fund seeks to provide capital gain.
Information Fund	Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in the securities of companies operating in the communications, information and related industries. Accordingly, the Fund invests in companies operating in the information technology and telecommunications sectors as well as those in the media industry. In addition, as noted above, the Fund may invest in related industries, which provides the Fund with broad investment flexibility to invest in any industry and many of the issuers in which the Fund invests are technology and technology-related companies. These technology and technology-related companies may include companies operating in any industry, including but not limited to software, hardware, health care, medical technology and technology services, such as the internet. The Fund may invest up to 25% of its net assets in foreign investments.

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Underlying Funds	Investment Objectives and strategies
Columbia Seligman Global Technology Fund	The Fund seeks to provide long-term capital appreciation.
The Fund generally invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. For these purposes, technology-related companies are those companies that use technology extensively to improve their business processes and applications. The technology industry comprises information technology and communications, as well as medical, environmental and bio-technology. The Fund may invest in securities of companies domiciled in any country which the investment manager believes to be appropriate to the Fund’s objective. The Fund generally invests in several countries in different geographic regions.

Columbia Small Cap Core Fund	Long-term capital appreciation
Under normal market conditions, the Fund invests at least 80% of net assets in stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase. The Fund generally invests in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes are undervalued.

Columbia Small Cap Growth Fund I	The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Fund invests primarily in common stocks of companies that the Adviser believes have the potential for long-term, above average earnings growth. The Fund may also invest up to 20% of its net assets in stocks of companies that have market capitalizations outside the range of the S&P SmallCap 600 Index.

Columbia Small Cap Value Fund I	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that the Adviser believes are undervalued. The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Small Cap Value Fund II	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund normally invests in common stocks and also may invest in real estate investment trusts.

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Underlying Funds	Investment Objectives and strategies
Columbia Strategic Investor Fund	Long-term growth of capital by using a “value” approach to invest primarily in common stocks

Under normal circumstances, the Fund invests primarily in common stocks of companies that the Adviser believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.

Columbia Value and Restructuring Fund	Long-term capital appreciation
Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

Fixed Income Funds

Columbia Bond Fund	Current income, consistent with minimum fluctuation in principal

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 25% of its assets in dollar denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”) or are unrated but determined by the Adviser to be of comparable quality. The Fund’s dollar weighted average maturity and duration will vary over time depending on the Adviser’s expectations for market and economic conditions.

Columbia Convertible Securities Fund	Total return, consisting of capital appreciation and current income
Under normal circumstances, the Fund invests at least 80% of its net assets in convertible securities. The Fund may invest up to 15% of its total assets in Eurodollar convertible securities and up to 20% of its total assets in foreign securities. Most convertible securities are not investment grade-rated. Convertible securities rated below investment grade may be referred to as “junk bonds.” The Fund also may invest in other equity securities.

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Underlying Funds	Investment Objectives and strategies
Columbia Corporate Income Fund	Total return, consisting primarily of current income and secondarily of capital appreciation

Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities issued by corporate and other non-governmental issuers, including dollar denominated debt securities issued by foreign companies. The Fund also invests at least 60% of total assets in securities that, at the time of purchase, are investment grade securities or in unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 40% of total assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s average effective duration will be between three and ten years.

Columbia Intermediate Bond Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by the Adviser to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

Columbia International Bond Fund	Total return, consisting of current income and capital appreciation
Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of foreign issuers. Generally, the Fund seeks to achieve its investment objective by investing in debt securities of issuers in at least three foreign countries, including foreign governments, quasi-governments, provincials, agencies, instrumentalities, supranationals and corporate entities. The Fund is not limited as to any particular countries in which it may invest. The Fund will invest in the securities of issuers in developed countries and the securities of issuers in emerging or developing countries. The Fund may invest up to 20% of its net assets in the securities of issuers in emerging or developing countries.

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Underlying Funds	Investment Objectives and strategies
Columbia Short Term Bond Fund	Current income, consistent with minimal fluctuation of principal
Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser, to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.

Columbia U.S. Treasury Index Fund	Total return that corresponds to the total return of the Citigroup Bond U.S. Treasury Index, before fees and expenses

Under normal circumstances, the Fund invests at least 80% of its net assets in securities that comprise the Citigroup Bond U.S. Treasury Index. The Citigroup Bond U.S. Treasury Index is an unmanaged index composed of U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million and which are included in the Citigroup Broad Investment-Grade Bond Index. Different securities have different weightings in the Citigroup Bond U.S. Treasury Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding.

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For each prospectus, Appendix B, Underlying Funds – Risks, has been replaced in its entirety with the following:

Many factors affect the performance of the Funds. Each Fund’s share price change daily based on the performance of the underlying funds in which it invests. The ability of each Fund to meet its investment objective is directly related to its allocation among underlying funds and the ability of those underlying funds to meet their investment objectives. The following is a brief description of some principal risks associated with the underlying funds in which the Funds may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Risk Type	Description

Active Management Risk	Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk	Investments that are concentrated in a particular issuer, geographic region, or sector will make an underlying fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region or sector. Because of the underlying fund’s concentration, its overall value may decline to a greater degree than if the fund held a less concentrated portfolio. The more a fund diversifies, the more it spreads risk.

Confidential Information Access Risk	In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the underlying fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk	The risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Credit Risk	The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk	Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.
Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.
Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.
Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.
Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.
Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.
Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Dividend and Income Risk	The income shareholders receive from the fund is based primarily on dividends and interest it earns from its investments as well as gains the fund receives from selling portfolio securities, each of which can vary widely over the short and long-term. The dividend income from a Fund’s investments in equity securities will be influenced by both general economic activity and issuer-specific factors. In the event of a recession or adverse events affecting a specific industry or issuer, the issuers of the equity securities held by a fund may reduce the dividends paid on such securities.

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ETF Risk	An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the underlying fund’s expenses and similar expenses incurred through ownership of the ETF.

Focused Portfolio Risk	The underlying fund, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the underlying fund’s net asset value. To the extent the underlying fund invests its assets in fewer securities, the underlying fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk	The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic, political or social developments or other events or conditions in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk	The underlying fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk	The loans or other securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

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High-Yield Securities Risk	Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.

Impairment of Collateral Risk	The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Industry Concentration Risk	Investments that are concentrated in a particular industry will make the underlying fund’s portfolio value more susceptible to the events or conditions impacting that particular industry (i.e., if an underlying fund invest more than 25% of its total assets in money market instruments issued by banks, the value of these investments may be adversely affected by economic, political or regulatory developments in or that impact the banking industry).

Inflation Protected Securities Risk	Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Infrastructure-Related Companies Risk	Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in work stoppage, delays and cost overruns.

Interest Rate Risk	Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

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Issuer Risk	An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the underlying fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Leverage Risk	Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage creates certain risks for underlying funds shareholders, including the greater likelihood of higher volatility of the underlying fund’s return, and its net asset value. Changes in the value of the Fund’s portfolio securities will have a disproportionate effect on the net asset value per share when leverage is used. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. There is no guarantee that a leveraging strategy will be successful.

Liquidity Risk	The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk	The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable than large companies to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk	Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mid-Sized Company Risk	Investments in mid-sized companies often involve greater risks than investments in larger, more established companies because mid-sized companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of mid-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

Mortgage-Related and Other Asset-Backed Securities Risks	Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if an underlying fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

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Non-Diversification Risk	Although the Funds are diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the underlying fund’s performance, underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk	Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk	Certain underlying funds use quantitative methods that may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the underlying funds to achieve their objectives.

Real Estate Industry Risk	Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs).
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk	The risk that the underlying fund will not be able to reinvest income or principal at the same rate it currently is earning.

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Risks of Foreign/Emerging Markets Investing	Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:
Country risk includes the risks associated with the political, social, economic, and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.
Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.
Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.
Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk	If an underlying fund emphasizes one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds that do not so emphasize. The more an underlying fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk	Investments in small and medium-sized companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small and medium-sized companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading may be substantially less and may be more volatile than is typical of larger companies.

Small Company Risk	Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Securities of small capitalization companies may trade on the over-the-counter market or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

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Stripped Securities Risk	Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

Tax Risk	As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

Technology and Technology-Related Investment Risk	An underlying fund will invest a substantial portion of its assets in technology and technology-related companies. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the underlying fund. Finally, the underlying fund may be susceptible to factors affecting the technology and technology-related industries, and the underlying fund’s net asset value may fluctuate more than a fund that invests in a wider range of industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.
The underlying fund seeks to limit risk by allocating investments among different sectors within the technology industry, as well as among different foreign markets. Allocating among a number of sectors reduces the effect the performance of any one sector or events in any one country will have on the underlying fund’s entire investment portfolio. However, a decline in the value of one of the underlying fund’s investments may offset potential gains from other investments.

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Value Securities Risk	Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the underlying fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

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S-6394-12 A (1/11)
Valid until next prospectus update.

Prospectus

Columbia Income Builder Fund
(formerly known as RiverSource Income Builder Basic Income Fund)

Prospectus Sept. 27, 2010

Columbia Income Builder Fund invests in other affiliated funds and seeks to provide shareholders with a high level of current income and growth of capital.

Class	Ticker Symbol
Class Z	CBUZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

  Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Summary of the Fund

Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	3p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	6p
Buying and Selling Shares	6p
Tax Information	6p
Financial Intermediary Compensation	6p
More Information about the Fund	7p
Investment Objective	7p
Principal Investment Strategies of the Fund	7p
Principal Risks of Investing in the Fund	9p
More about Annual Fund Operating Expenses	12p
Other Investment Strategies and Risks	12p
Fund Management and Compensation	13p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.1
Sales Charges and Commissions	S.5
Reductions/Waivers of Sales Charges	S.16
Distribution and Service Fees	S.19
Selling and/or Servicing Agent Compensation	S.22
Buying, Selling and Exchanging Shares	S.23
Share Price Determination	S.23
Transaction Rules and Policies	S.24
Opening an Account and Placing Orders	S.28
Buying Shares	S.29
Selling Shares	S.34
Exchanging Shares	S.36
Distributions and Taxes	S.38
Additional Services and Compensation	S.40
Additional Management Information	S.41

2p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital.

Income Builder Fund seeks to achieve this objective with a more conservative level of both risk to principal and potential for high current income, relative to Columbia Income Builder Fund II and Columbia Income Builder Fund III, which are described in a separate prospectus.

Investments are made through investments in underlying funds.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management fees	0.00%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(a)	0.16%
Acquired fund fees and expenses (underlying funds)	0.62%
Total annual fund operating expenses	0.78%

(a)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class Z	$80	$249	$434	$970

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds representing different assets classes, potentially including an allocation to an alternative investment strategy fund. Under normal market conditions, the Fund intends to invest in each asset class within the following target allocation ranges:

Asset Class
(Target Allocation Ranges – Under Normal Market Conditions)*
Alternative
	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS  3p

The investment manager, Columbia Management Investment Advisers, LLC, will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations. In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

•	Analyzing factors such as credit quality, interest rate outlook and price; and

•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decision that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. A description of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are identified under “More Information about the Funds — Principal Risks of Investing in the Funds — Certain Principal Risks of the Underlying Funds.” A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

4p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

•	how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table as well as a blended index.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Class A* Annual Total Returns (without sales charge) (BAR CHART) 25% 20% 15% 10% 5% 0% -5% -10% -15% -20% +4.59% -14.88% +20.24% 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +9.74% (quarter ended Sept. 30, 2009).
•	Lowest return for a calendar quarter was -8.86% (quarter ended Dec. 31, 2008).
•	Class A year-to-date return was +1.68% at June 30, 2010.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS  5p

Average Annual Total Returns (without sales charge)

Since inception
(for periods ended Dec. 31, 2009)	1 year	(2/16/06)

Columbia Income Builder Fund:
Class A* — before taxes	+20.24%	+3.97%
Class A* — after taxes on distributions	+18.52%	+2.39%
Class A* — after taxes on distributions and redemption of fund shares	+13.06%	+2.47%
Barclays Capital U.S. Aggregate Bond Index (Barclays Capital) (reflects no deduction for fees, expenses or taxes)	+5.93%	+5.85%
Russell 3000® Value Index (Russell 3000) (reflects no deduction for fees or taxes)	+19.76%	-3.24%
Citigroup 3-Month U.S. Treasury Bill Index (Citigroup) (reflects no deduction for fees, expenses or taxes)	+0.16%	+2.85%
Blended Index (consists of 65% Barclays Capital, 25% Russell 3000, and 10% Citigroup (reflects no deduction for fees, expenses or taxes)	+9.33%	+3.60%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

The Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month Treasury Bill Index are components of the Blended Index and are used to calculate its return. The Blended Index is a hypothetical representation of the performance of the Fund’s asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes to the Fund’s neutral asset allocation.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Senior Portfolio Manager	February 2006
Gene R. Tannuzzo, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

	Class Z

Minimum initial investment	Variable	*
Subsequent investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

6p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS

More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Income Builder Fund (Income Builder Fund or the Fund) seeks to provide shareholders with a high level of current income and growth of capital. Because any investment involves risk, there is no assurance a Fund’s objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is intended for investors who have an objective of achieving a high level of current income and growth of capital, but prefer to have their investment decisions managed by professional money managers. The Fund is a “fund of funds” that seeks to achieve its objective by investing in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (Columbia Management or the investment manager) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the investment manager for the Fund. By investing in several different underlying funds, the Fund seeks to minimize the risks inherent in investing in a single fund.

The investment manager will allocate the Fund’s assets within and across different asset classes through investments in underlying funds, potentially including an allocation to an alternative investment strategy fund, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital. Typically, asset allocation changes will be made monthly to refine the Fund’s positioning, but may be made more or less frequently depending upon then-current allocations, subject to constraints that set minimum or maximum exposure within asset classes, as set forth in Table 1, and between asset classes, as set forth in Table 2.

Investment Category Allocation. Within the equity and fixed income asset classes, the investment manager establishes allocations for the Fund, seeking to achieve the Fund’s objective by investing in defined investment categories. Fixed income investment categories include underlying funds that invest in: treasury inflation protected securities, mortgage- and asset-backed securities, core plus (primarily domestic investment grade bonds), high yield bonds, high yield loans, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include underlying funds that invest in: U.S. large cap, mid cap and small cap equities (including growth, value and core/blend styles), international equities (including emerging market securities) and real estate securities. The target allocation range constraints set forth in Table 1 are intended to promote diversification within asset classes, and the investment manager takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate outlook, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS  7p

Table 1. Investment Category Ranges by Fund
(Target Allocation Range —
Asset Class	Investment Category	Eligible Underlying Fund*	Under Normal Market Conditions)**

Equity	U.S. Large Cap Value	Columbia Dividend Opportunity Fund	0-30%

		Columbia Large Core Quantitative Fund	0-30%

		Columbia Large Value Quantitative Fund	0-30%

	U.S. Small/Mid Cap	RiverSource Disciplined Small and Mid Cap Equity Fund	0-30%

		RiverSource Disciplined Small Cap Value Fund	0-30%

	International Equities	RiverSource Disciplined International Equity Fund	0-10%

	Real Estate	RiverSource Real Estate Fund	0-30%

Fixed Income	TIPS	Columbia Inflation Protected Securities Fund	0-40%

	Mortgages	Columbia U.S. Government Mortgage Fund	0-40%

	Core Plus	Columbia Diversified Bond Fund	0-40%

		Columbia Limited Duration Credit Fund	0-40%

	High Yield Bonds	Columbia High Yield Bond Fund	0-15%

		Columbia Income Opportunities Fund	0-15%

	High Yield Loans	Columbia Floating Rate Fund	0-15%

	International Bonds	Columbia Global Bond Fund	0-10%

	Emerging Markets Bonds	Columbia Emerging Markets Bond Fund	0-15%

Cash	Cash	Columbia Money Market Fund	5-15%

Alternative Investment Strategies		Columbia Absolute Return Currency and Income Fund	0-5%

*	A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the Statement of Additional Information. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.
**	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

Asset Class Allocation. In addition to maintaining investment category ranges within each asset class as set forth in Table 1, the investment manager will manage the Fund’s overall asset mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 2 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund’s objective of providing a high level of current income and growth of capital, while maintaining proper diversification consistent with the Fund’s risk profile. Under normal market conditions, the Fund intends to invest in each asset class within the allocation ranges set forth in Table 2:

Table 2. Asset Class Ranges by Fund

Asset Class
(Target Allocation Range — Under Normal Market Conditions)*
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategy
Income Builder Fund	10-30%	55-85%	0-15%	0-5%

*	Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund’s Board of Directors.

In pursuit of the Fund’s objective, the investment manager chooses investments by:

•	Evaluating the Fund’s total exposure to sectors, industries, issuers and securities relative to the Fund’s indices;

•	Analyzing factors such as credit quality, interest rate outlook and price; and

•	Targeting certain underlying funds that invest in lower-quality (junk) bonds and foreign investments as attractive opportunities arise.

The investment manager relies on various qualitative and quantitative inputs to tactically allocate the Fund’s assets across the different asset classes and investment categories as described above.

8p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment processes, and certain general risks based on its “fund of funds” structure. These are identified below.

Active Management Risk. Although the Fund is managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, the Fund’s performance will reflect in part the ability of the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund’s investment objectives.

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interests when selecting underlying funds, without taking fees into consideration.

Allocation Risk. The risk that the investment manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. Because the assets of the Fund will be invested in underlying funds, the Fund’s investment performance is directly related to the investment performance of the underlying funds in which it invests. The ability of the Fund to realize its investment objective will depend, in part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class. Also, the Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

Risks of Underlying Funds. By investing in many underlying funds, the Fund has exposure to the risks of many different areas of the market. A description of the more common risks to which the underlying funds (and thus, the Fund) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. There may be significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances.

Credit Risk. Credit risk is the risk that the issuer of a security or a loan will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond, a note or a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower’s or the issuer’s credit rating or other news affects the market’s perception of the borrower’s or the issuer’s credit risk. If the issuer of a floating rate or fixed rate loan declares bankruptcy or is declared bankrupt, there may be a delay before an underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund’s performance. If an underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called “high-yield” or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a debt security or floating rate loan could also make it difficult for the underlying fund to sell the debt security or loan at a price approximating the value previously placed on it.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS  9p

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

10p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Fund is a diversified fund, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Sector Risk. Investments in real estate related securities include the risk of fluctuation in the value of underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry. In addition, investment in Real Estate Investment Trusts (REITs) requires specialized management skills. REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities, including changes in interest rates and the quality of credit extended.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

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MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.20% for Class Z.

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. The Fund may sell underlying funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Fund’s purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest. The investment manager reports to the Fund’s Board on the steps it has taken to manage any potential conflicts.

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund may invest in government securities and short-term paper. The Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund’s SAI, its annual and semiannual reports as well as Appendix A and Appendix B.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Securities Transaction Commissions. To the extent the Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities in pursuit of the Fund’s objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund’s performance.

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

12p  COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Before certain fixed income funds may rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, would be received, and no changes will be made without shareholder approval until that time. For more information, see the SAI.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund does not pay Columbia Management a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Funds’ semiannual shareholder report for the period ended July 31, 2010.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Senior Portfolio Manager

•	Managed the Fund since February 2006.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Gene R. Tannuzzo, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager, multi-sector fixed income.

•	Joined the investment manager in 2003 as an associate analyst in municipal bond research.

•	Began investment career in 2003.

•	BSB, University of Minnesota, Carlson School of Management.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

COLUMBIA INCOME BUILDER FUND — 2010 CLASS Z PROSPECTUS  13p

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.1

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

S.2

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

S.3

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.4

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.5

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.6

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

S.7

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.8

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.9

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*
Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia
Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal
Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia
Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia
Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund,
		Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*
Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia
Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal
Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia
Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia
New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia
Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short
Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and
Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

S.10

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

S.11

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

S.12

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5 ..00%

Two	4 ..00%

Three	3 ..00%

Four	3 ..00%

Five	2 ..00%

Six	1 ..00%

Seven	None

Eight	None

Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

S.13

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.

S.14

(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

S.15

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

S.16

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

S.17

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

S.18

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

S.19

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

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(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

S.22

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

S.23

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

S.24

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

S.25

Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

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The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

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To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

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As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

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Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

S.30

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

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Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

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(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

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The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

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•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

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•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

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Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Appendix A

UNDERLYING FUNDS — INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. Columbia Management may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Underlying Funds	Investment Objectives and Strategies
Equity Funds

Columbia Dividend Opportunity Fund	The Fund seeks to provide shareholders with a high level of current income. Secondary objective is growth of income and capital. The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund may invest up to 25% of its net assets in foreign investments. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Columbia Large Core Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

Columbia Large Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Russell 1000 Value Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change.

Columbia Small Value Quantitative Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in small capitalization equity securities. For these purposes, small capitalization equity securities are securities of companies with market capitalizations that fall within the range of companies that comprise the Russell 2000® Value Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change.

RiverSource Disciplined International Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to both developed and emerging markets issuers.

RiverSource Disciplined Small and Mid Cap Equity Fund	The Fund seeks to provide shareholders with long-term capital growth. Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the Russell 2500TM Index (the Index) at the time of investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund’s net assets may be invested in foreign investments.

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  A.1

Underlying Funds	Investment Objectives and Strategies
RiverSource Real Estate Fund	The Fund seeks to provide shareholders with total return from both current income and capital appreciation. The Fund is a non-diversified fund that invests primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs), and other real estate related investments companies that invest in real estate or real estate debt and which qualify for REIT tax status.

Fixed Income Funds
Columbia Diversified Bond Fund	The Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Barclays Capital U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality bonds. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia Emerging Markets Bond Fund	The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation. The Fund is a non-diversified fund that invests primarily in fixed income securities of emerging markets issuers. Emerging markets include any country determined to have an emerging market economy. Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to democratic government and the market economy. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50% or more of their total revenues from goods or services produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be denominated in either non-U.S. currencies or the U.S. dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign issuer. Emerging market fixed income securities are generally rated in the lower rating categories of recognized rating agencies or considered by the investment manger to be of comparable quality. These lower quality fixed income securities are often called “junk bonds.” The Fund may invest up to 100% of its assets in these lower rated securities.

Columbia Floating Rate Fund	The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to “junk bonds”) or, if unrated, be considered by the investment manager to be of comparable quality. Up to 25% of the Fund’s net assets may be invested in foreign investments.

A.2  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Columbia Global Bond Fund	The Fund seeks to provide shareholders with high total return through income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in investment-grade corporate or government debt obligations, including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher dividends and/or capital appreciation by buying below investment-grade bonds (junk bonds).

Columbia High Yield Bond Fund
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yield debt instruments (commonly referred to as “junk”). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Columbia Income Opportunities Fund	The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments. Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  A.3

Underlying Funds	Investment Objectives and Strategies
Columbia Inflation Protected Securities Fund	The Fund seeks to provide shareholders with total return that exceeds that the rate of inflation over the long-term. The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non-seasonally adjusted) as the inflation measure.

Columbia Limited Duration Credit Fund	The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund will primarily invest in debt securities with short- and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage- and asset-backed securities. The Fund may invest up to 15% of its net assets in securities rated below investment grade. Up to 25% of the Fund’s net assets may be invested in foreign investments, which may include investments in emerging markets.

Columbia U.S. Government Mortgage Fund	The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.

Money Market Funds

Columbia Money Market Fund	The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. The Fund’s assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers’ acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

A.4  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Underlying Funds	Investment Objectives and Strategies
Alternative Investment Strategies

Columbia Absolute Return Currency and Income Fund
The Fund seeks to provide shareholders with positive absolute return. The Fund is a non-diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an affiliated money market fund) and forward foreign currency contracts. In pursuit of the Fund’s objective, to provide absolute return, the investment manager seeks to generate positive total returns from the income produced by the short-term debt obligations, plus (minus) the gain (loss) resulting from fluctuations in the values of various foreign currencies relative to the U.S. dollar.

The Fund’s investment in short-duration debt obligations will consist primarily of (i) U.S. dollar denominated non-government, corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality by the investment manager, and (ii) shares of an affiliated money market fund. A small portion of the Fund’s portfolio may consist of U.S. government securities. In addition to producing income, these holdings will be designated by the Fund, as necessary, to cover obligations with respect to, or that may result from, the Fund’s investments in forward currency contracts. The Fund targets a portfolio duration of one to five months but may extend the portfolio duration up to one year.

It is expected that the gross notional value of the Fund’s forward foreign currency contracts will be equivalent to at least 80% of the Fund’s net assets.

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  A.5

Appendix B

UNDERLYING FUNDS — RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Fund may invest as part of their principal investment strategies. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund’s prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

	Columbia Absolute Return		Columbia Large	RiverSource Disciplined	Columbia Large	RiverSource Disciplined	RiverSource Disciplined	Columbia		Columbia				Columbia	Columbia Inflation	Columbia Limited		Columbia U.S.
Risk	Currency and Income	Columbia Money Market	Core Quantitative	International Equity	Value Quantitative	Small and Mid Cap Equity	Small Cap Value	Dividend Opportunity	Columbia Diversified Bond	Emerging Markets Bond	Columbia Floating Rate	Columbia Global Bond	Columbia High Yield Bond	Income Opportunities	Protected Securities	Duration Credit	RiverSource Real Estate	Government Mortgage
Active Management Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Concentration Risk	X	X

Confidential Information Access Risk											X

Counterparty Risk	X										X		X	X

Credit Risk	X	X							X	X	X	X	X	X	X	X		X

Derivatives Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X	X		X

Diversification Risk	X									X		X			X		X

Foreign Currency Risk	X

Geographic Concentration Risk	X									X		X

Highly Leveraged Transactions Risk											X		X	X

High-Yield Securities Risk																X

Impairment of Collateral Risk											X		X	X

Inflation Protected Securities Risk															X

Interest Rate Risk	X	X							X	X	X	X	X	X	X	X		X

Issuer Risk			X	X	X	X	X	X	X

Liquidity Risk									X	X	X	X	X	X		X

Market Risk	X		X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

Prepayment and Extension Risk	X								X		X	X	X	X	X	X		X

Quantitative Model Risk	X		X	X	X	X	X	X

Real Estate Industry Risk																	X

Reinvestment Risk	X	X

Risks of Foreign/Emerging Markets Investing				X		X	X	X	X	X	X	X	X	X		X

Sector Risk					X			X		X		X

Small and Mid-Sized Company Risk						X		X

Small Company Risk							X

Tax Risk	X

B.1  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Active Management Risk. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund’s investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Concentration Risk. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

Confidential Information Access Risk. In managing the underlying fund, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the underlying fund, or held in the underlying fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the underlying fund pays for the loans it purchases, or the price at which the underlying fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the underlying fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a security or loan held by an underlying fund becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and there may be no recovery or limited recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying fund purchases unrated securities, or if the rating of a security is reduced after purchase, the underlying fund will depend on the investment manager’s analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the underlying fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the underlying fund. Derivative instruments in which the underlying funds invest will typically increase each such fund’s exposure to principal risks to which they are otherwise exposed, and may expose the fund to additional risks, including leverage risk, hedging risk, correlation risk, and liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the underlying fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  B.2

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

Foreign Currency Risk. The underlying fund’s exposure to foreign currencies subjects the underlying fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the underlying fund’s exposure to foreign currencies may reduce the returns of the underlying fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult or impossible.

Geographic Concentration Risk. The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which an underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

Highly Leveraged Transactions Risk. The corporate loans and corporate debt securities in which the underlying fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The underlying fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the underlying fund’s investment manager upon its credit analysis to be a suitable investment by such underlying fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

High-Yield Securities Risk. Non-investment grade fixed-income securities, commonly called “high-yield” or “junk” bonds, may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. Non-investment grade securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade fixed-income securities.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the underlying fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Investments in REITs depend upon specialized management skills, and REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

B.3  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Leverage Risk. Leverage occurs when the underlying fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the underlying fund’s short sales effectively leverage the underlying fund’s assets. The use of leverage may make any change in the underlying fund’s net asset value (NAV) even greater and thus result in increased volatility of returns. The underlying fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the underlying fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the underlying fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small companies and for certain specialized instruments such as floating rate loans, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in value securities, may cause a fund to underperform other mutual funds if that style falls out of favor with the market.

Non-Diversification Risk. Although the Fund is diversified funds, certain of the underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund’s performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates or declining spreads, the investment manager may not be able to reinvest in securities or loans providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates or wider spreads because the underlying fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making such underlying fund susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including real estate investment trusts (REITs). Investments in REITs depend upon specialized management skills, and REITs may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Risks of Foreign/Emerging Markets Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following foreign risks:

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  B.4

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Sector Risk. If an underlying fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more an underlying fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the underlying fund’s total net assets. Although foreign currency gains currently constitute “qualifying income,” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying income” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the underlying fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the underlying fund’s Board of Directors/Trustees may authorize a significant change in investment strategy or fund liquidation.

B.5  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Notes

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  B.6

Notes

B.7  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Notes

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  B.8

Notes

B.9  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Notes

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  B.10

Notes

B.11  COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS

Notes

COLUMBIA INCOME BUILDER FUND — 2010 PROSPECTUS  B.12

Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-499

S-6565-99 A (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Income Opportunities Fund	09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Bond Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Principal Investment Strategies of the Fund

The section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby replaced with the following:

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

50% 40% 30% 20% 10% 0% -10% -20% -30% +10.31% +3.72% +8.48% +2.78% -19.57% +40.26% +13.12% 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.27% (quarter ended June 30, 2009)

•	Lowest return for a calendar quarter was -14.30% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)*

Classes A,
B, C, R*,
			R4, W*	Class I
			Since	Since
			inception	inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)	(03/04/04)
Columbia Income Opportunities Fund:
Class A — before taxes	+7.74%	+6.26%	+6.94%	N/A
Class A — after taxes on distributions	+3.64%	+3.23%	+4.06%	N/A
Class A — after taxes on distributions and redemption of fund shares	+5.17%	+3.52%	+4.21%	N/A
Class A — (without sales charges) before taxes*	+13.12%	+7.30%	+7.63%	N/A
Class B — before taxes	+7.27%	+6.22%	+6.82%	N/A
Class C — before taxes	+11.29%	+6.52%	+6.83%	N/A
Class I — before taxes	+13.66%	+7.76%	N/A	+7.54%
Class R4 — before taxes	+13.31%	+7.61%	+7.89%	N/A
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%	+7.26%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%	+6.50%

*	Class R and Class W shares have not been in existence for one full calendar year and therefore performance is not shown. The returns shown are for Class A shares without the applicable front-end sales charge. Class R and Class W shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses for Class R shares were reflected in the returns for Class A shares (without sales charges), the returns shown for Class A shares (without sales charges) for all periods would be lower.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Y shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)
Columbia Income Opportunities Fund:
Class A* — before taxes	+13.12%	+7.30%	+7.63%
Class A* — after taxes on distributions	+8.81%	+4.24%	+4.74%
Class A* — after taxes on distributions and redemption of fund shares	+8.67%	+4.41%	+4.81%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Y shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Y shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)
Columbia Income Opportunities Fund:
Class A* — before taxes	+13.12%	+7.30%	+7.63%
Class A* — after taxes on distributions	+8.81%	+4.24%	+4.74%
Class A* — after taxes on distributions and redemption of fund shares	+8.67%	+4.41%	+4.81%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Principal Investment Strategies of the Fund

The last paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” under the section “More Information About the Fund” is hereby replaced with the following:

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

The portion of the section entitled Class A Shares — Front-End Sales Charge — Breakpoint Schedule that pertains to each of the Funds shown below is hereby replaced with the following:

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
				or paid to
			Sales	selling
		Sales	charge as a	and/or
		charge as a	% of the	servicing
		% of	net	agents as a
	Dollar amount of	the offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price
Columbia Absolute Return Currency and Income Fund,	$0 — $99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund,	$100,000 — $249,999	2.50%	2.56%	2.15%
Columbia Inflation Protected Securities Fund,	$250,000 — $499,999	2.00%	2.04%	1.75%
RiverSource Intermediate Tax-Exempt Fund,	$500,000 — $999,999	1.50%	1.52%	1.25%
Columbia Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)
RiverSource Short Duration U.S. Government Fund

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6266-2 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia Income Opportunities Fund
(formerly known as RiverSource Income Opportunities Fund)

Prospectus Sept. 27, 2010

Columbia Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Class	Ticker Symbol

Class A	AIOAX
Class B	AIOBX
Class C	RIOCX
Class I	AOPIX
Class R	CIORX
Class R4	—
Class W	CIOWX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪  May Lose Value ▪  No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	5p
Past Performance	7p
Fund Management	9p
Buying and Selling Shares	9p
Tax Information	10p
Financial Intermediary Compensation	10p
More Information about the Fund
Investment Objective	11p
Principal Investment Strategies of the Fund	11p
Principal Risks of Investing in the Fund	12p
More about Annual Fund Operating Expenses	16p
Other Investment Strategies and Risks	17p
Fund Management and Compensation	20p
Financial Highlights	22p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) invest, or agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front End Sales Charge Reduction” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a)
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R
Management fees	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%
Other expenses	0.25%	0.25%	0.25%	0.11%	0.25%	(b)
Total annual fund operating expenses	1.11%	1.86%	1.86%	0.72%	1.36%

				Class R4	Class W
Management fees				0.61%	0.61%
Distribution and/or service (12b-1) fees				0.00%	0.25%
Other expenses				0.41%	0.25%	(b)
Total annual fund operating expenses				1.02%	1.11%

(a)	The expense ratios have been adjusted to reflect current fees.
(b)	Other expenses are based on estimated amounts for the current fiscal year.

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS  3p

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$583	$811	$1,058	$1,767
Class B (if shares are redeemed)	$689	$885	$1,207	$1,988
Class B (if shares are not redeemed)	$189	$585	$1,007	$1,988
Class C (if shares are redeemed)	$289	$585	$1,007	$2,185
Class C (if shares are not redeemed)	$189	$585	$1,007	$2,185
Class I (whether or not shares are redeemed)	$74	$230	$401	$898
Class R (whether or not shares are redeemed)	$138	$431	$746	$1,640
Class R4 (whether or not shares are redeemed)	$104	$325	$564	$1,252
Class W (whether or not shares are redeemed)	$113	$353	$612	$1,356

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

4p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or similarly rated debt securities.

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS  5p

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

6p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Classes R and W shares are new as of the date of this prospectus, and therefore performance information is not yet available.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS  7p

CLASS A ANNUAL TOTAL RETURNS (before sales charge) (BAR CHART) 60% 40% 20% 0% -20% -40% +10.31% +3.72% +8.48% +2.78% -19.57% +40.26% 2004 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.27% (quarter ended June 30, 2009).

•	Lowest return for a calendar quarter was –14.30% (quarter ended Dec. 31, 2008).

•	Class A year-to-date return was +3.33% at June 30, 2010.

8p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS

Average Annual Total Returns (after applicable sales charges)*

Classes A,
B, C, R*,
			R4, W*	Class I
			Since	Since
			inception	inception
(for periods ended Dec. 31, 2009)	1 year	5 years	(06/19/03)	(03/04/04)

Columbia Income Opportunities Fund
Class A — before taxes	+33.59%	+4.44%	+6.02%	N/A
Class A — after taxes on distributions	+29.74%	+1.74%	+3.36%	N/A
Class A — after taxes on distributions and redemption of fund shares	+21.53%	+2.16%	+3.55%	N/A
Class A (without sales charges) — before taxes*	+25.85%	+3.02%	+4.23%	N/A
Class B — before taxes	+34.21%	+4.38%	+6.01%	N/A
Class C — before taxes	+38.20%	+4.68%	+6.02%	N/A
Class I — before taxes	+40.77%	+5.89%	N/A	+6.52%
Class R4 — before taxes	+40.51%	+5.75%	+7.08%	N/A
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+45.98%	+5.49%	+6.82%	+6.11%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+49.49%	+4.27%	+6.18%	+5.12%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Classes R and W shares, which are sold without a sales charge, would have substantially similar annual returns (without sales charges) as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses for Class R shares were reflected in the Class A share returns (without sales charge), the returns shown for Class A shares for all periods would be lower.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Lavin, CFA	Portfolio Manager	2003

BUYING AND SELLING SHARES

	Nonqualified
	accounts
	(all classes except	Tax qualified	Class I,
Minimum Initial Investment	I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

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	Nonqualified
	accounts
	(all classes except	Tax qualified	Class I,
Subsequent Investments	I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$100	None	None

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed in the investment manager’s opinion to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), chooses investments by:

•	Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Seeking broad diversification by allocating investments among various sectors, based on the investment manager’s assessment of their economic outlook.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

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In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer or the security continues to meet the standards described above.

•	A sector or industry is experiencing change.

•	The interest rate or economic outlook changes.

•	A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

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Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

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Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. For Class A, Class B, Class C, Class I and Class R4 annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year. For Class R and Class W annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year. Annual fund operating expenses are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 1.15% for Class A, 1.90% for Class B, 1.90% for Class C, 0.80% for Class I, 1.40% for Class R, 1.10% for Class R4 and 1.15% for Class W.

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OTHER INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps, including credit default swaps, which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies. These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

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Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

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Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.61% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the fiscal year ended July 31, 2010.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2003.

•	Sector Manager on the high yield fixed income sector team.

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•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after July 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the period ended July 31, 2006 has been audited by other auditors.

Class A	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.00	$9.34	$9.99	$10.10	$10.53

Income from investment operations:
Net investment income (loss)	.73	.75	.69	.68	.64
Net gains (losses) (both realized and unrealized)	.73	(.39)	(.54)	(.10)	(.30)

Total from investment operations	1.46	.36	.15	.58	.34

Less distributions:
Dividends from net investment income	(.74)	(.70)	(.66)	(.69)	(.62)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.74)	(.70)	(.80)	(.69)	(.77)

Net asset value, end of period	$9.72	$9.00	$9.34	$9.99	$10.10

Total return	16.76%	5.24%	1.30%	5.69%	3.49%

Ratios to average net assets(a)
Total expenses	1.11%	1.19%	1.16%	1.14%	1.14%

Net investment income (loss)	7.77%	9.15%	7.00%	6.57%	6.25%

Supplemental data
Net assets, end of period (in millions)	$499	$402	$138	$177	$194

Portfolio turnover rate	86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

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Class B	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.00	$9.34	$9.98	$10.09	$10.53

Income from investment operations:
Net investment income (loss)	.66	.68	.61	.60	.56
Net gains (losses) (both realized and unrealized)	.73	(.38)	(.53)	(.10)	(.30)

Total from investment operations	1.39	.30	.08	.50	.26

Less distributions:
Dividends from net investment income	(.67)	(.64)	(.58)	(.61)	(.55)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.67)	(.64)	(.72)	(.61)	(.70)

Net asset value, end of period	$9.72	$9.00	$9.34	$9.98	$10.09

Total return	15.88%	4.44%	.64%	4.89%	2.60%

Ratios to average net assets(a)
Total expenses	1.87%	1.96%	1.92%	1.90%	1.90%

Net investment income (loss)	7.01%	8.29%	6.22%	5.79%	5.46%

Supplemental data
Net assets, end of period (in millions)	$29	$34	$26	$43	$57

Portfolio turnover rate	86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

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Class C	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.00	$9.34	$9.98	$10.09	$10.53

Income from investment operations:
Net investment income (loss)	.65	.68	.61	.60	.56
Net gains (losses) (both realized and unrealized)	.74	(.38)	(.53)	(.10)	(.30)

Total from investment operations	1.39	.30	.08	.50	.26

Less distributions:
Dividends from net investment income	(.67)	(.64)	(.58)	(.61)	(.55)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.67)	(.64)	(.72)	(.61)	(.70)

Net asset value, end of period	$9.72	$9.00	$9.34	$9.98	$10.09

Total return	15.89%	4.43%	.64%	4.89%	2.60%

Ratios to average net assets(a)
Total expenses	1.86%	1.91%	1.92%	1.90%	1.90%

Net investment income (loss)	6.98%	8.36%	6.26%	5.80%	5.48%

Supplemental data
Net assets, end of period (in millions)	$60	$35	$4	$5	$6

Portfolio turnover rate	86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

24p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS

Class I	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.01	$9.35	$10.00	$10.11	$10.55

Income from investment operations:
Net investment income (loss)	.77	.78	.73	.72	.68
Net gains (losses) (both realized and unrealized)	.73	(.38)	(.54)	(.10)	(.30)

Total from investment operations	1.50	.40	.19	.62	.38

Less distributions:
Dividends from net investment income	(.78)	(.74)	(.70)	(.73)	(.67)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.78)	(.74)	(.84)	(.73)	(.82)

Net asset value, end of period	$9.73	$9.01	$9.35	$10.00	$10.11

Total return	17.19%	5.70%	1.72%	6.12%	3.81%

Ratios to average net assets(a)
Total expenses	.72%	.78%	.75%	.74%	.74%

Net investment income (loss)	8.16%	9.63%	7.42%	6.96%	6.67%

Supplemental data
Net assets, end of period (in millions)	$183	$158	$68	$86	$93

Portfolio turnover rate	86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS  25p

Class R4	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.03	$9.37	$9.99	$10.10	$10.54

Income from investment operations:
Net investment income (loss)	.74	.76	.73	.69	.66
Net gains (losses) (both realized and unrealized)	.73	(.37)	(.53)	(.10)	(.31)

Total from investment operations	1.47	.39	.20	.59	.35

Less distributions:
Dividends from net investment income	(.75)	(.73)	(.68)	(.70)	(.64)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.75)	(.73)	(.82)	(.70)	(.79)

Net asset value, end of period	$9.75	$9.03	$9.37	$9.99	$10.10

Total return	16.82%	5.61%	1.90%	5.87%	3.57%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.03%	1.08%	1.05%	1.01%	.97%

Net expenses after expense waiver/reimbursement(b)	1.03%	.88%	.76%	.98%	.97%

Net investment income (loss)	7.84%	9.28%	7.42%	6.67%	6.42%

Supplemental data
Net assets, end of period (in millions)	$—	$—	$—	$—	$—

Portfolio turnover rate	86%	81%	75%	122%	130%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

26p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 PROSPECTUS

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.13

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund,
Columbia Intermediate Municipal Bond Fund,
Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund, Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
		Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

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Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund,Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

S.15

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

S.16

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

S.17

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

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Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%

Two	4.00%

Three	3.00%

Four	3.00%

Five	2.00%

Six	1.00%

Seven	None

Eight	None

Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

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Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

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The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

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of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.22

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

S.23

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

S.24

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

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•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

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•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

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The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

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NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

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Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

S.68

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

S.69

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

S.70

Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

S.71

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

S.72

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-3178

S-6266-99 K (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Income Opportunities Fund	09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Bond Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Principal Investment Strategies of the Fund

The section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby replaced with the following:

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

50% 40% 30% 20% 10% 0% -10% -20% -30% +10.31% +3.72% +8.48% +2.78% -19.57% +40.26% +13.12% 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.27% (quarter ended June 30, 2009)

•	Lowest return for a calendar quarter was -14.30% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)*

Classes A,
B, C, R*,
			R4, W*	Class I
			Since	Since
			inception	inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)	(03/04/04)
Columbia Income Opportunities Fund:
Class A — before taxes	+7.74%	+6.26%	+6.94%	N/A
Class A — after taxes on distributions	+3.64%	+3.23%	+4.06%	N/A
Class A — after taxes on distributions and redemption of fund shares	+5.17%	+3.52%	+4.21%	N/A
Class A — (without sales charges) before taxes*	+13.12%	+7.30%	+7.63%	N/A
Class B — before taxes	+7.27%	+6.22%	+6.82%	N/A
Class C — before taxes	+11.29%	+6.52%	+6.83%	N/A
Class I — before taxes	+13.66%	+7.76%	N/A	+7.54%
Class R4 — before taxes	+13.31%	+7.61%	+7.89%	N/A
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%	+7.26%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%	+6.50%

*	Class R and Class W shares have not been in existence for one full calendar year and therefore performance is not shown. The returns shown are for Class A shares without the applicable front-end sales charge. Class R and Class W shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses for Class R shares were reflected in the returns for Class A shares (without sales charges), the returns shown for Class A shares (without sales charges) for all periods would be lower.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Y shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)
Columbia Income Opportunities Fund:
Class A* — before taxes	+13.12%	+7.30%	+7.63%
Class A* — after taxes on distributions	+8.81%	+4.24%	+4.74%
Class A* — after taxes on distributions and redemption of fund shares	+8.67%	+4.41%	+4.81%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Y shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Y shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)
Columbia Income Opportunities Fund:
Class A* — before taxes	+13.12%	+7.30%	+7.63%
Class A* — after taxes on distributions	+8.81%	+4.24%	+4.74%
Class A* — after taxes on distributions and redemption of fund shares	+8.67%	+4.41%	+4.81%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Principal Investment Strategies of the Fund

The last paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” under the section “More Information About the Fund” is hereby replaced with the following:

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

The portion of the section entitled Class A Shares — Front-End Sales Charge — Breakpoint Schedule that pertains to each of the Funds shown below is hereby replaced with the following:

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
				or paid to
			Sales	selling
		Sales	charge as a	and/or
		charge as a	% of the	servicing
		% of	net	agents as a
	Dollar amount of	the offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price
Columbia Absolute Return Currency and Income Fund,	$0 — $99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund,	$100,000 — $249,999	2.50%	2.56%	2.15%
Columbia Inflation Protected Securities Fund,	$250,000 — $499,999	2.00%	2.04%	1.75%
RiverSource Intermediate Tax-Exempt Fund,	$500,000 — $999,999	1.50%	1.52%	1.25%
Columbia Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)
RiverSource Short Duration U.S. Government Fund

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6266-2 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia Income Opportunities Fund
(formerly known as RiverSource Income Opportunities Fund)

Prospectus Sept. 27, 2010

Columbia Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Class	Ticker Symbol

Class Y	—

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪  May Lose Value ▪  No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	4p
Past Performance	6p
Fund Management	8p
Buying and Selling Shares	8p
Tax Information	9p
Financial Intermediary Compensation	9p
More Information about the Fund
Investment Objective	10p
Principal Investment Strategies of the Fund	10p
Principal Risks of Investing in the Fund	11p
More about Annual Fund Operating Expenses	15p
Other Investment Strategies and Risks	16p
Fund Management and Compensation	19p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Y PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class Y
Management fees	0.61%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(a)	0.11%
Total annual fund operating expenses	0.72%

(a)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class Y	$74	$230	$401	$898

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Y PROSPECTUS  3p

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

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Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or similarly rated debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

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Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

Class Y shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

•	how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Y shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

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How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Y shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A* ANNUAL TOTAL RETURNS (without sales charge) (BAR CHART) 60% 40% 20% 0% -20% -40% +10.31% +3.72% +8.48% +2.78% -19.57% +40.26% 2004 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.27% (quarter ended June 30, 2009).

•	Lowest return for a calendar quarter was –14.30% (quarter ended Dec. 31, 2008).

•	Class A year-to-date return was +3.33% at June 30, 2010.

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Average Annual Total Returns (without sales charge)

Since
inception
(for periods ended Dec. 31, 2009)	1 year	5 years	(06/19/03)

Columbia Income Opportunities Fund
Class A* — before taxes	+40.26%	+5.46%	+6.81%
Class A* — after taxes on distributions	+36.21%	+2.74%	+4.13%
Class A* — after taxes on distributions and redemption of fund shares	+25.85%	+3.02%	+4.23%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+45.98%	+5.49%	+6.82%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+49.49%	+4.27%	+6.18%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Y shares, which are sold without sales charges, would have substantially similar annual returns (without sales charges) as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Y shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Lavin, CFA	Portfolio Manager	2003

BUYING AND SELLING SHARES

	Class Y

Minimum initial investment	Variable	(a)
Subsequent investments	$100	+

(a)	$1 million for individual investors and institutional clients, and no minimum initial investment for Group retirement plans with $10 million in plan assets.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

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By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed in the investment manager’s opinion to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), chooses investments by:

•	Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Seeking broad diversification by allocating investments among various sectors, based on the investment manager’s assessment of their economic outlook.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

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In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer or the security continues to meet the standards described above.

•	A sector or industry is experiencing change.

•	The interest rate or economic outlook changes.

•	A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

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Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

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Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.90% for Class Y.

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OTHER INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps, including credit default swaps, which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies. These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

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Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

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Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance.

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets, including the assets of the Fund’s other classes of shares, which are not offered by this prospectus. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.61% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the fiscal year ended July 31, 2010.

Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2003.

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Y PROSPECTUS  19p

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

20p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Y PROSPECTUS

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

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Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond Fund,
Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
		Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

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Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund,Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

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Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

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•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

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Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

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Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

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Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

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The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

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of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

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Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

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Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

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FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

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•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

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•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

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The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

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For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

S.71

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

S.72

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-3178

S-6566-99 A (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Income Opportunities Fund	09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Bond Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Principal Investment Strategies of the Fund

The section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby replaced with the following:

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)

50% 40% 30% 20% 10% 0% -10% -20% -30% +10.31% +3.72% +8.48% +2.78% -19.57% +40.26% +13.12% 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.27% (quarter ended June 30, 2009)

•	Lowest return for a calendar quarter was -14.30% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)*

Classes A,
B, C, R*,
			R4, W*	Class I
			Since	Since
			inception	inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)	(03/04/04)
Columbia Income Opportunities Fund:
Class A — before taxes	+7.74%	+6.26%	+6.94%	N/A
Class A — after taxes on distributions	+3.64%	+3.23%	+4.06%	N/A
Class A — after taxes on distributions and redemption of fund shares	+5.17%	+3.52%	+4.21%	N/A
Class A — (without sales charges) before taxes*	+13.12%	+7.30%	+7.63%	N/A
Class B — before taxes	+7.27%	+6.22%	+6.82%	N/A
Class C — before taxes	+11.29%	+6.52%	+6.83%	N/A
Class I — before taxes	+13.66%	+7.76%	N/A	+7.54%
Class R4 — before taxes	+13.31%	+7.61%	+7.89%	N/A
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%	+7.26%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%	+6.50%

*	Class R and Class W shares have not been in existence for one full calendar year and therefore performance is not shown. The returns shown are for Class A shares without the applicable front-end sales charge. Class R and Class W shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses for Class R shares were reflected in the returns for Class A shares (without sales charges), the returns shown for Class A shares (without sales charges) for all periods would be lower.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Y shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)
Columbia Income Opportunities Fund:
Class A* — before taxes	+13.12%	+7.30%	+7.63%
Class A* — after taxes on distributions	+8.81%	+4.24%	+4.74%
Class A* — after taxes on distributions and redemption of fund shares	+8.67%	+4.41%	+4.81%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Y shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Y shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(06/19/03)
Columbia Income Opportunities Fund:
Class A* — before taxes	+13.12%	+7.30%	+7.63%
Class A* — after taxes on distributions	+8.81%	+4.24%	+4.74%
Class A* — after taxes on distributions and redemption of fund shares	+8.67%	+4.41%	+4.81%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+14.25%	+7.62%	+7.78%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+14.91%	+6.58%	+7.30%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Principal Investment Strategies of the Fund

The last paragraph in the sub-section entitled “Principal Investment Strategies of the Fund” under the section “More Information About the Fund” is hereby replaced with the following:

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund, and a bond fund investor, faces as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

The portion of the section entitled Class A Shares — Front-End Sales Charge — Breakpoint Schedule that pertains to each of the Funds shown below is hereby replaced with the following:

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
				or paid to
			Sales	selling
		Sales	charge as a	and/or
		charge as a	% of the	servicing
		% of	net	agents as a
	Dollar amount of	the offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price
Columbia Absolute Return Currency and Income Fund,	$0 — $99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund,	$100,000 — $249,999	2.50%	2.56%	2.15%
Columbia Inflation Protected Securities Fund,	$250,000 — $499,999	2.00%	2.04%	1.75%
RiverSource Intermediate Tax-Exempt Fund,	$500,000 — $999,999	1.50%	1.52%	1.25%
Columbia Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)
RiverSource Short Duration U.S. Government Fund

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6266-2 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia Income Opportunities Fund
(formerly known as RiverSource Income Opportunities Fund)

Prospectus Sept. 27, 2010

Columbia Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Class	Ticker Symbol

Class Z	CIOZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪  May Lose Value ▪  No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	4p
Past Performance	6p
Fund Management	8p
Buying and Selling Shares	8p
Tax Information	9p
Financial Intermediary Compensation	9p
More Information about the Fund
Investment Objective	10p
Principal Investment Strategies of the Fund	10p
Principal Risks of Investing in the Fund	11p
More about Annual Fund Operating Expenses	15p
Other Investment Strategies and Risks	16p
Fund Management and Compensation	19p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Z PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management fees	0.61%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(a)	0.25%
Total annual fund operating expenses	0.86%

(a)	Other expenses are based on estimated amounts for the current fiscal year.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class Z	$88	$275	$478	$1,065

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Z PROSPECTUS  3p

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed by the investment manager to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. Counterparty credit risk is the risk that a Fund’s counterparty becomes bankrupt or otherwise fails to perform its obligations, and the Fund may obtain no or only limited recovery of its investments, and any recovery may be significantly delayed.

4p  COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Z PROSPECTUS

Credit Risk. Credit risk is the risk that loans or other securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the borrower of the loan or the issuer of the security may or will default or otherwise become unable or unwilling to honor its financial obligations, including as a result of bankruptcy. Bankruptcies may cause a delay to the Fund in acting on the collateral securing a loan, which may adversely affect the Fund. Further, there is risk that a court could take action adverse to the holders of a loan. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. Unrated loans or securities held by the Fund present increased credit risk.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other debt securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss than a fund which invests solely in investment grade loans or similarly rated debt securities.

Highly Leveraged Transactions Risk. The loans and other securities in which the Fund invests include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of any collateral securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Floating rate loans may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations. Securities with floating interest rates may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

COLUMBIA INCOME OPPORTUNITIES FUND — 2010 CLASS Z PROSPECTUS  5p

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such loans. Loans and other securities may trade only in the over-the-counter market rather than on an organized exchange and may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

•	how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

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How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown only for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

CLASS A* ANNUAL TOTAL RETURNS (without sales charge) (BAR CHART) 60% 40% 20% 0% -20% -40% +10.31% +3.72% +8.48% +2.78% -19.57% +40.26% 2004 2005 2006 2007 2008 2009

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +16.27% (quarter ended June 30, 2009).

•	Lowest return for a calendar quarter was –14.30% (quarter ended Dec. 31, 2008).

•	Class A year-to-date return was +3.33% at June 30, 2010.

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Average Annual Total Returns (without sales charge)

Since
inception
(for periods ended Dec. 31, 2009)	1 year	5 years	(06/19/03)

Columbia Income Opportunities Fund
Class A* — before taxes	+40.26%	+5.46%	+6.81%
Class A* — after taxes on distributions	+36.21%	+2.74%	+4.13%
Class A* — after taxes on distributions and redemption of fund shares	+25.85%	+3.02%	+4.23%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+45.98%	+5.49%	+6.82%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+49.49%	+4.27%	+6.18%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns (without sales charges) as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Lavin, CFA	Portfolio Manager	2003

BUYING AND SELLING SHARES

	Class Z

Minimum initial investment	Variable	(a)
Subsequent investments	$100

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investors.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

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By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt securities include corporate debt securities as well as bank loans. The Fund will purchase only securities rated B or above, or unrated securities believed in the investment manager’s opinion to be of the same quality. If a security falls below a B rating after investment by the Fund, the Fund may continue to hold the security. Up to 25% of the Fund’s net assets may be in foreign investments.

Corporate debt securities in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager), chooses investments by:

•	Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Seeking broad diversification by allocating investments among various sectors, based on the investment manager’s assessment of their economic outlook.

Additionally, for bank loans, the investment manager’s process includes a review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.

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In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer or the security continues to meet the standards described above.

•	A sector or industry is experiencing change.

•	The interest rate or economic outlook changes.

•	A more attractive opportunity has been identified.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

The investment manager may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Counterparty Risk. The risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

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Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. If the Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it.

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Highly Leveraged Transactions Risk. The loans or other securities in which the Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s investment manager, or subadviser, as the case may be, upon its credit analysis to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s net asset value.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

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Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Fund’s performance. Securities in which the Fund invests may be traded in the over-the counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

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Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.90% for Class Z.

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OTHER INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps, including credit default swaps, which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies. These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

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Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio managers would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

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Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance.

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets, including the assets of the Fund’s other classes of shares, which are not offered by this prospectus. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.61% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the fiscal year ended July 31, 2010.

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Portfolio Manager. The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

•	Managed the Fund since 2003.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.13

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund,Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
		Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

S.14

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund,Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

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Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

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•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

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Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

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Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

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Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

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The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

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of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.22

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

S.23

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

S.24

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

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•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

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•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

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The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

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For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

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Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-3178

S-6567-99 A (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Inflation Protected Securities Fund	09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Bond Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Past Performance

The disclosure following the caption “Past Performance” in the prospectus for Class A, Class B, Class C, Class I , Class R, Class R4 and Class W shares is hereby replaced with the following.

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
15% 10% 5% 0% -5% +2.15% -0.01% +10.94% -0.72% +7.76% +4.86% 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +5.14% (quarter ended March 31, 2008)

•	Lowest return for a calendar quarter was -3.42% (quarter ended Sept. 30, 2008)

S-6280-13 A (3/11)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I , Class R, Class R4 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

Class A, B,
			C, I & R4	Class R	Class W
			Since	Since	Since
			inception	Inception	inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(3/4/04)	(8/03/09)	(12/1/06)
Columbia Inflation Protected Securities Fund:
Class A — before taxes	+1.70%	+3.83%	+3.68%	N/A	N/A
Class A — after taxes on distributions	+1.17%	+2.59%	+2.34%	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+1.10%	+2.54%	+2.34%	N/A	N/A
Class B — before taxes	—0.99%	+3.34%	+3.35%	N/A	N/A
Class C — before taxes	+3.08%	+3.68%	+3.34%	N/A	N/A
Class I — before taxes	+5.24%	+4.84%	+4.49%	N/A	N/A
Class R — before taxes	+4.47%	N/A	N/A	+6.54%	N/A
Class R4 — before taxes	+5.03%	+4.60%	+4.28%	N/A	N/A
Class W — before taxes	+4.80%	N/A	N/A	N/A	+4.73%
Barclays Capital U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+6.33%	+5.34%	+5.01%	+8.54%	+5.83%

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(3/4/04)
Columbia Inflation Protected Securities Fund:
Class A* — before taxes	+4.86%	+4.47%	+4.15%
Class A* — after taxes on distributions	+4.30%	+3.22%	+2.80%
Class A* — after taxes on distributions and redemption of fund shares	+3.15%	+3.08%	+2.74%
Barclays Capital U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+6.33%	+5.34%	+5.01%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6280-13 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated February 4, 2011 to the prospectuses listed below, as supplemented

Fund	Prospectus Material Number	Effective Date

Columbia Absolute Return Currency and Income Fund	S-6502-99 J	12/30/2010
Columbia Floating Rate Fund	S-6501-99 G	09/27/2010
Columbia Inflation Protected Securities Fund	S-6280-99 J	09/27/2010
Columbia Limited Duration Credit Fund	S-6265-99 K	09/27/2010

The portion of the section entitled Class A Shares — Front-End Sales Charge — Breakpoint Schedule that pertains to each of the above-named Funds on page S.10 of the prospectus is hereby replaced with the following information:

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%
Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%
RiverSource Intermediate Tax-Exempt Fund,	$500,000—$999,999	1.50%	1.52%	1.25%
Columbia Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)
RiverSource Short Duration U.S. Government Fund

S-6502-5A (2/11)

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia Inflation Protected Securities Fund
(formerly known as RiverSource Inflation Protected Securities Fund)

Prospectus Sept. 27, 2010

Columbia Inflation Protected Securities Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

Class	Ticker Symbol

Class A	APSAX
Class B	APSBX
Class C	RIPCX
Class I	AIPIX
Class R*	RIPRX
Class R4	—
Class W	RIPWX

*	Formerly known as Class R2

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	5p
Principal Risks of Investing in the Fund	5p
Past Performance	6p
Fund Management	8p
Buying and Selling Shares	8p
Tax Information	9p
Financial Intermediary Compensation	9p
More Information about the Fund	10p
Investment Objective	10p
Principal Investment Strategies of the Fund	10p
Principal Risks of Investing in the Fund	11p
More about Annual Fund Operating Expenses	13p
Other Investment Strategies and Risks	13p
Fund Management and Compensation	16p
Financial Highlights	18p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, and W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a)
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Management fees	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other expenses	0.32%	0.32%	0.32%	0.11%	0.32%	0.41%	0.32%
Total annual fund operating expenses	1.01%	1.76%	1.76%	0.55%	1.26%	0.85%	1.01%
Less: Fee waiver/expense reimbursement(b)	(0.16%)	(0.16%)	(0.16%)	(0.11%)	(0.16%)	(0.11%)	(0.16%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.85%	1.60%	1.60%	0.44%	1.10%	0.74%	0.85%

(a)	The expense ratios have been adjusted to reflect current fees.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  3p

(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.44% for Class I, 1.10% for Class R, 0.74% for Class R4 and 0.85% for Class W.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$384	$597	$827	$1,490
Class B (if shares are redeemed)	$663	$839	$1,140	$1,866
Class B (if shares are not redeemed)	$163	$539	$940	$1,866
Class C (if shares are redeemed)	$263	$539	$940	$2,065
Class C (if shares are not redeemed)	$163	$539	$940	$2,065
Class I (whether or not shares are redeemed)	$45	$165	$297	$682
Class R (whether or not shares are redeemed)	$112	$384	$677	$1,514
Class R4 (whether or not shares are redeemed)	$76	$260	$461	$1,043
Class W (whether or not shares are redeemed)	$87	$306	$543	$1,226

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio.

4p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  5p

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table. Class R (formerly Class R2) does not have a full calendar year of performance and therefore performance information for this class is not shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

6p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

Class A Average Annual Total Returns (before sales charge) (BAR CHART) 16% 12% 8% 4% 0% -4% +2.15% -0.01% +10.94% -0.72% +7.76% 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +5.14% (quarter ended March 31, 2008).

•	Lowest return for a calendar quarter was -3.42% (quarter ended Sept. 30, 2008).

•	Class A year-to-date return was +3.93% at June 30, 2010.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  7p

Average Annual Total Returns (after applicable sales charges)

Class A, B,
			C, I & R4	Class W
			Since	Since
			inception	inception
(for periods ended Dec. 31, 2009)	1 year	5 years	(3/4/04)	(12/1/06)

Columbia Inflation Protected Securities Fund:
Class A — before taxes	+4.53%	+3.29%	+3.48%	N/A
Class A — after taxes on distributions	+3.90%	+1.82%	+2.01%	N/A
Class A — after taxes on distributions and redemption of fund shares	+2.94%	+1.94%	+2.09%	N/A
Class B — before taxes	+2.06%	+2.78%	+3.09%	N/A
Class C — before taxes	+5.85%	+3.12%	+3.21%	N/A
Class I — before taxes	+8.13%	+4.27%	+4.36%	N/A
Class R4 — before taxes	+7.75%	+4.05%	+4.15%	N/A
Class W — before taxes	+7.65%	N/A	N/A	+4.70%
Barclays Capital U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+10.48%	+4.62%	+4.78%	+5.67%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Vishal Khanduja, CFA	Portfolio Manager	May 2010

Effective Oct. 1, 2010:

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	Sept. 2010
Vishal Khanduja, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

	Nonqualified accounts
	(all classes	Tax qualified	Class I and
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W
For investors other than systematic investment plans	$5,000	$1,000	None	$500
Systematic investment plans	$5,000	$100	None	$500

	Nonqualified accounts
	(all classes	Tax qualified	Class I and
Subsequent Investments	except I, R and W)	accounts	Class R	Class W
For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

8p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

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More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) makes purchases and sale decisions based on current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

•	Fund assets will be allocated among different market sectors (for example, U.S. government, foreign governments, corporate issuers of inflation-protected securities, mortgage and asset-backed securities and money market instruments) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury.

10p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

•	The Fund will target an average portfolio duration within a range of plus or minus 30% of the duration of the Barclays Capital U.S. Government Inflation-Linked Bond Index which was 7.81 as of July 31, 2010. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5 year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments in which the Fund will invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  11p

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

12p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument,

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  13p

currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

14p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  15p

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.44% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the fiscal year ended July 31, 2010.

16p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager of the global rates and currency sector team.

•	Joined the investment manager in 2008.

•	Began investment career in 2005.

•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

Effective Oct. 1, 2010, the portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since Sept. 2010.

•	Sector Leader of the global fixed income sector team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager of the global rates and currency sector team.

•	Joined the investment manager in 2008.

•	Began investment career in 2005.

•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  17p

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after July 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the period ended July 31, 2006 has been audited by other auditors.

Class A	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.75	$10.27	$9.69	$9.71	$10.02

Income from investment operations:
Net investment income (loss)	.25	.00 (a)	.59	.35	.47
Net gains (losses) (both realized and unrealized)	.54	(.14)	.49	.04	(.33)

Total from investment operations	.79	(.14)	1.08	.39	.14

Less distributions:
Dividends from net investment income	(.18)	(.09)	(.50)	(.41)	(.42)
Distributions from realized gains	—	(.10)	—	—	(.03)
Tax return of capital	—	(.19)	—	—	—

Total distributions	(.18)	(.38)	(.50)	(.41)	(.45)

Net asset value, end of period	$10.36	$9.75	$10.27	$9.69	$9.71

Total return	8.13%	(1.24% )	11.24%	4.08%	1.53%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.99%	.93%	.93%	.98%	.96%

Net expenses after expense waiver/reimbursement(c)	.85%	.85%	.84%	.84%	.84%

Net investment income (loss)	2.53%	(.02% )	5.74%	3.65%	4.71%

Supplemental data
Net assets, end of period (in millions)	$298	$244	$223	$66	$94

Portfolio turnover rate	177%	160% (d)	59%	76%	58%

See accompanying Notes to Financial Highlights.

18p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

Class B	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.74	$10.26	$9.69	$9.70	$10.01

Income from investment operations:
Net investment income (loss)	.19	(.09)	.48	.26	.39
Net gains (losses) (both realized and unrealized)	.53	(.12)	.51	.06	(.33)

Total from investment operations	.72	(.21)	.99	.32	.06

Less distributions:
Dividends from net investment income	(.11)	(.07)	(.42)	(.33)	(.34)
Distributions from realized gains	—	(.10)	—	—	(.03)
Tax return of capital	—	(.14)	—	—	—

Total distributions	(.11)	(.31)	(.42)	(.33)	(.37)

Net asset value, end of period	$10.35	$9.74	$10.26	$9.69	$9.70

Total return	7.40%	(1.99% )	10.29%	3.40%	.73%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.74%	1.69%	1.69%	1.74%	1.71%

Net expenses after expense waiver/reimbursement(c)	1.61%	1.61%	1.60%	1.60%	1.62%

Net investment income (loss)	1.84%	(.98% )	4.71%	2.68%	3.81%

Supplemental data
Net assets, end of period (in millions)	$15	$25	$36	$16	$34

Portfolio turnover rate	177%	160% (d)	59%	76%	58%

Class C	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.74	$10.26	$9.69	$9.70	$10.01

Income from investment operations:
Net investment income (loss)	.17	(.08)	.54	.28	.39
Net gains (losses) (both realized and unrealized)	.55	(.13)	.45	.04	(.33)

Total from investment operations	.72	(.21)	.99	.32	.06

Less distributions:
Dividends from net investment income	(.11)	(.07)	(.42)	(.33)	(.34)
Distributions from realized gains	—	(.10)	—	—	(.03)
Tax return of capital	—	(.14)	—	—	—

Total distributions	(.11)	(.31)	(.42)	(.33)	(.37)

Net asset value, end of period	$10.35	$9.74	$10.26	$9.69	$9.70

Total return	7.41%	(1.98% )	10.30%	3.40%	.73%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.74%	1.68%	1.68%	1.74%	1.71%

Net expenses after expense waiver/reimbursement(c)	1.60%	1.60%	1.59%	1.60%	1.62%

Net investment income (loss)	1.72%	(.79% )	5.25%	2.87%	3.79%

Supplemental data
Net assets, end of period (in millions)	$17	$11	$11	$2	$3

Portfolio turnover rate	177%	160% (d)	59%	76%	58%

See accompanying Notes to Financial Highlights.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  19p

Class I	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.75	$10.27	$9.69	$9.71	$10.02

Income from investment operations:
Net investment income (loss)	.30	.05	.54	.46	.50
Net gains (losses) (both realized and unrealized)	.53	(.16)	.58	(.04)	(.33)

Total from investment operations	.83	(.11)	1.12	.42	.17

Less distributions:
Dividends from net investment income	(.22)	(.10)	(.54)	(.44)	(.45)
Distributions from realized gains	—	(.10)	—	—	(.03)
Tax return of capital	—	(.21)	—	—	—

Total distributions	(.22)	(.41)	(.54)	(.44)	(.48)

Net asset value, end of period	$10.36	$9.75	$10.27	$9.69	$9.71

Total return	8.47%	(.90% )	11.65%	4.44%	1.84%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.55%	.54%	.56%	.58%	.58%

Net expenses after expense waiver/reimbursement(c)	.49%	.51%	.47%	.49%	.53%

Net investment income (loss)	2.94%	.48%	5.34%	4.75%	5.33%

Supplemental data
Net assets, end of period (in millions)	$184	$186	$402	$310	$148

Portfolio turnover rate	177%	160% (d)	59%	76%	58%

Class R	Year ended
Per share data	July 31, 2010(e)
Net asset value, beginning of period	$9.68

Income from investment operations:
Net investment income (loss)	.18
Net gains (losses) (both realized and unrealized)	.62

Total from investment operations	.80

Less distributions:
Dividends from net investment income	(.13)

Net asset value, end of period	$10.35

Total return	8.34%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.36%	(f)

Net expenses after expense waiver/reimbursement(c)	1.29%	(f)

Net investment income (loss)	1.84%	(f)

Supplemental data
Net assets, end of period (in millions)	$1

Portfolio turnover rate	177%

See accompanying Notes to Financial Highlights.

20p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

Class R4	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.74	$10.26	$9.66	$9.70	$10.02

Income from investment operations:
Net investment income (loss)	.26	(.02)	.63	.33	.47
Net gains (losses) (both realized and unrealized)	.54	(.10)	.49	.04	(.33)

Total from investment operations	.80	(.12)	1.12	.37	.14

Less distributions:
Dividends from net investment income	(.19)	(.09)	(.52)	(.41)	(.43)
Distributions from realized gains	—	(.10)	—	—	(.03)
Tax return of capital	—	(.21)	—	—	—

Total distributions	(.19)	(.40)	(.52)	(.41)	(.46)

Net asset value, end of period	$10.35	$9.74	$10.26	$9.66	$9.70

Total return	8.19%	(1.07% )	11.71%	3.92%	1.57%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.86%	.85%	.85%	.77%	.79%

Net expenses after expense waiver/reimbursement(c)	.79%	.69%	.51%	.69%	.69%

Net investment income (loss)	2.57%	(.20% )	6.11%	3.17%	6.20%

Supplemental data
Net assets, end of period (in millions)	$—	$—	$—	$—	$2

Portfolio turnover rate	177%	160% (d)	59%	76%	58%

Class R5	Year ended
Per share data	July 31, 2010(g)
Net asset value, beginning of period	$10.08

Income from investment operations:
Net investment income (loss)	.12
Net gains (losses) (both realized and unrealized)	.22

Total from investment operations	.34

Less distributions:
Dividends from net investment income	(.06)

Net asset value, end of period	$10.36

Total return	3.33%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	.63%	(f)

Net expenses after expense waiver/reimbursement(c)	.54%	(f)

Net investment income (loss)	3.02%	(f)

Supplemental data
Net assets, end of period (in millions)	$—

Portfolio turnover rate	177%

See accompanying Notes to Financial Highlights.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS  21p

Class W	Year ended July 31,
Per share data	2010	2009	2008	2007(h)
Net asset value, beginning of period	$9.75	$10.27	$9.69	$9.82

Income from investment operations:
Net investment income (loss)	.26	(.03)	.75	.33
Net gains (losses) (both realized and unrealized)	.51	(.12)	.32	(.25)

Total from investment operations	.77	(.15)	1.07	.08

Less distributions:
Dividends from net investment income	(.17)	(.09)	(.49)	(.21)
Distributions from realized gains	—	(.10)	—	—
Tax return of capital	—	(.18)	—	—

Total distributions	(.17)	(.37)	(.49)	(.21)

Net asset value, end of period	$10.35	$9.75	$10.27	$9.69

Total return	7.93%	(1.35% )	11.14%	.95%

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.01%	.99%	1.00%	1.06%	(f)

Net expenses after expense waiver/reimbursement(c)	.94%	.96%	.92%	.93%	(f)

Net investment income (loss)	2.55%	(.28% )	7.28%	5.19%	(f)

Supplemental data
Net assets, end of period (in millions)	$100	$190	$254	$—

Portfolio turnover rate	177%	160% (d)	59%	76%

Notes to Financial Highlights

(a)	Rounds to less than $0.01 per share.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.
(e)	For the period from Aug. 3, 2009 (when shares became publicly available) to July 31, 2010.
(f)	Annualized.
(g)	For the period from March 15, 2010 (when shares became publicly available) to July 31, 2010.
(h)	For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.

22p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 PROSPECTUS

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.13

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund,Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
		Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None

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Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund,
Columbia Georgia Intermediate Municipal Bond Fund,
Columbia Connecticut Intermediate Municipal Bond Fund,
Columbia Intermediate Bond Fund, Columbia Intermediate
Municipal Bond Fund, Columbia LifeGoal® Income Portfolio,
Columbia Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal Bond
Fund,Columbia New Jersey Intermediate Municipal Bond Fund,
Columbia New York Intermediate Municipal Bond Fund,
Columbia North Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond Fund, Columbia
Rhode Island Intermediate Municipal Bond Fund, Columbia
Short Term Bond Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond Fund and
Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

S.15

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

S.16

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

S.17

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

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Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

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Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

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The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

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of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.22

Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

S.23

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

S.24

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

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•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

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•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

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The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

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For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

S.70

Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

S.71

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

S.72

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-3178

S-6280-99 J (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Inflation Protected Securities Fund	09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Bond Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Past Performance

The disclosure following the caption “Past Performance” in the prospectus for Class A, Class B, Class C, Class I , Class R, Class R4 and Class W shares is hereby replaced with the following.

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be less than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
15% 10% 5% 0% -5% +2.15% -0.01% +10.94% -0.72% +7.76% +4.86% 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +5.14% (quarter ended March 31, 2008)

•	Lowest return for a calendar quarter was -3.42% (quarter ended Sept. 30, 2008)

S-6280-13 A (3/11)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I , Class R, Class R4 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

Class A, B,
			C, I & R4	Class R	Class W
			Since	Since	Since
			inception	Inception	inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(3/4/04)	(8/03/09)	(12/1/06)
Columbia Inflation Protected Securities Fund:
Class A — before taxes	+1.70%	+3.83%	+3.68%	N/A	N/A
Class A — after taxes on distributions	+1.17%	+2.59%	+2.34%	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+1.10%	+2.54%	+2.34%	N/A	N/A
Class B — before taxes	—0.99%	+3.34%	+3.35%	N/A	N/A
Class C — before taxes	+3.08%	+3.68%	+3.34%	N/A	N/A
Class I — before taxes	+5.24%	+4.84%	+4.49%	N/A	N/A
Class R — before taxes	+4.47%	N/A	N/A	+6.54%	N/A
Class R4 — before taxes	+5.03%	+4.60%	+4.28%	N/A	N/A
Class W — before taxes	+4.80%	N/A	N/A	N/A	+4.73%
Barclays Capital U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+6.33%	+5.34%	+5.01%	+8.54%	+5.83%

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(for periods ended Dec. 31, 2010)	1 year	5 years	(3/4/04)
Columbia Inflation Protected Securities Fund:
Class A* — before taxes	+4.86%	+4.47%	+4.15%
Class A* — after taxes on distributions	+4.30%	+3.22%	+2.80%
Class A* — after taxes on distributions and redemption of fund shares	+3.15%	+3.08%	+2.74%
Barclays Capital U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+6.33%	+5.34%	+5.01%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Bond Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6280-13 A (3/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated February 4, 2011 to the prospectuses listed below, as supplemented

Fund	Prospectus Material Number	Effective Date

Columbia Absolute Return Currency and Income Fund	S-6502-99 J	12/30/2010
Columbia Floating Rate Fund	S-6501-99 G	09/27/2010
Columbia Inflation Protected Securities Fund	S-6280-99 J	09/27/2010
Columbia Limited Duration Credit Fund	S-6265-99 K	09/27/2010

The portion of the section entitled Class A Shares — Front-End Sales Charge — Breakpoint Schedule that pertains to each of the above-named Funds on page S.10 of the prospectus is hereby replaced with the following information:

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%
Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%
RiverSource Intermediate Tax-Exempt Fund,	$500,000—$999,999	1.50%	1.52%	1.25%
Columbia Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)
RiverSource Short Duration U.S. Government Fund

S-6502-5A (2/11)

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia Inflation Protected Securities Fund
(formerly known as RiverSource Inflation Protected
Securities Fund)

Prospectus Sept. 27, 2010

Columbia Inflation Protected Securities Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

Class	Ticker Symbol

Class Z	CIPZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	7p
Buying and Selling Shares	7p
Tax Information	8p
Financial Intermediary Compensation	8p
More Information about the Fund	9p
Investment Objective	9p
Principal Investment Strategies of the Fund	9p
Principal Risks of Investing in the Fund	10p
More about Annual Fund Operating Expenses	12p
Other Investment Strategies and Risks	12p
Fund Management and Compensation	15p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None

Annual Fund Operating Expenses(a)
(expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management fees	0.44%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(a)	0.32%
Total annual fund operating expenses	0.76%
Less: Fee waiver/expense reimbursement(b)	(0.16%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.60%

(a)	Other expenses are based on estimated amounts for the current fiscal year.
(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.60% for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class Z	$61	$227	$407	$931

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS  3p

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 177% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Unrated securities held by the Fund present increased credit risk.

4p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Non-Diversification Risk. Compared with a “diversified” fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered under this prospectus), respectively:

•	how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS  5p

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Class A* Average Annual Total Returns (without sales charge) (BAR CHART) 16% 12% 8% 4% 0% -4% +2.15% -0.01% +10.94% -0.72% +7.76% 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +5.14% (quarter ended March 31, 2008).

•	Lowest return for a calendar quarter was -3.42% (quarter ended Sept. 30, 2008).

•	Class A year-to-date return was +3.93% at June 30, 2010.

6p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS

Average Annual Total Returns (without sales charge)

Since
inception
(for periods ended Dec. 31, 2009)	1 year	5 years	(3/4/04)

Columbia Inflation Protected Securities Fund:
Class A* — before taxes	+7.76%	+3.93%	+4.03%
Class A* — after taxes on distributions	+7.11%	+2.45%	+2.54%
Class A* — after taxes on distributions and redemption of fund shares	+5.04%	+2.48%	+2.56%
Barclays Capital U.S. Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	+10.48%	+4.62%	+4.78%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Colin J. Lundgren, CFA	Portfolio Manager	May 2010
Vishal Khanduja, CFA	Portfolio Manager	May 2010

Effective Oct. 1, 2010:

Portfolio Manager	Title	Managed Fund Since
Nicholas Pifer, CFA	Portfolio Manager	Sept. 2010
Vishal Khanduja, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

	Class Z
Minimal initial investment	Variable	*
Scheduled Investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS  7p

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

8p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS

More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Inflation Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the Fund’s investment manager to be of comparable quality. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them.

The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. Up to 20% of the Fund’s net assets may be invested in non-inflation protected debt obligations issued by U.S. and foreign governments, their agencies and instrumentalities, as well as U.S. and foreign corporate debt obligations, mortgage and asset-backed securities and money market instruments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) makes purchases and sale decisions based on current and anticipated changes in interest rates, current valuation relative to alternatives in the market, general market conditions and any other factors deemed relevant by the portfolio managers.

•	Fund assets will be allocated among different market sectors (for example, U.S. government, foreign governments, corporate issuers of inflation-protected securities, mortgage and asset-backed securities and money market instruments) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS  9p

•	The Fund will target an average portfolio duration within a range of plus or minus 30% of the duration of the Barclays Capital U.S. Government Inflation-Linked Bond Index which was 7.81 as of July 31, 2010. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5 year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments in which the Fund will invest.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments. If the Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

10p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Non-Diversification Risk. The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund’s performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS  11p

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically

12p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS

increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS  13p

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance.

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

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FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Fund pays Columbia Management a fee for managing its assets, including the assets of the Fund’s other classes of shares, which are not offered by this prospectus. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.44% of the Fund’s average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the fiscal year ended July 31, 2010.

COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS  15p

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Fund are:

Colin J. Lundgren, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Senior Vice President and Head of Fixed Income.

•	Joined the investment manager in 1986.

•	Began investment career in 1989.

•	BA, Lake Forest College.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager of the global rates and currency sector team.

•	Joined the investment manager in 2008.

•	Began investment career in 2005.

•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

Effective Oct. 1, 2010, the portfolio managers responsible for the day-to-day management of the Fund are:

Nicholas Pifer, CFA, Portfolio Manager

•	Managed the Fund since Sept. 2010.

•	Sector Leader of the global fixed income sector team.

•	Joined the investment manager in 2000.

•	Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

•	Began investment career in 1990.

•	MA, Johns Hopkins University School of Advanced International Studies.

Vishal Khanduja, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager of the global rates and currency sector team.

•	Joined the investment manager in 2008.

•	Began investment career in 2005.

•	BS — Electrical Engineering, VJTI Mumbai — India; MBA, University of Iowa.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

16p  COLUMBIA INFLATION PROTECTED SECURITIES FUND — 2010 CLASS Z PROSPECTUS

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.13

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right		Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%		3.00%
Two	4.00%		3.00%
Three	3	.00%**	2.00%
Four	3.00%		1.00%
Five	2.00%		None
Six	1.00%		None

S.14

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

S.15

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

S.16

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

S.17

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

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Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

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Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

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The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

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of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

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Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

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Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

S.24

FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

S.26

•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

S.27

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

S.28

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

S.29

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

S.30

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

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For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

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Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-3178

S-6568-99 A (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Large Core Quantitative Fund	09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Large Cap Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Principal Investment Strategies of the Fund

The first paragraph of the section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby revised to include the following sentence after the first sentence in that paragraph:

These equity securities generally include common stocks.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
30% 20% 10% 0% -10% -20% -30% -40% -50% +9.96% +6.20% +16.47% +5.26% -38.74% +21.42% +15.14% 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +15.99% (quarter ended Sept. 30, 2009)

•	Lowest return for a calendar quarter was -22.19% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

			Class A, B, C & R4	Class I	Class R and R5	Class W
			Since	Since	Since	Since
			inception	inception	inception	inception
(For Periods Ended Dec. 31, 2010)	1 year	5 years	(4/24/03)	(7/15/04)	(12/11/06)	(12/1/06)
Columbia Large Core Quantitative Fund:
Class A — before taxes	+8.51%	—0.21%	+4.76%	N/A	N/A	N/A
Class A — after taxes on distributions	+8.40%	—1.39%	+3.58%	N/A	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+5.67%	—0.65%	+3.60%	N/A	N/A	N/A
Class B — before taxes	+9.16%	—0.10%	+4.77%	N/A	N/A	N/A
Class C — before taxes	+13.32%	+0.24%	+4.78%	N/A	N/A	N/A
Class I — before taxes	+15.77%	+1.36%	N/A	+3.78%	N/A	N/A
Class R — before taxes	+14.84%	N/A	N/A	N/A	-2.70%	N/A
Class R4 — before taxes	+15.23%	+1.13%	+5.74%	N/A	N/A	N/A
Class R5 — before taxes	+15.79%	N/A	N/A	N/A	-2.11%	N/A
Class W — before taxes	+15.01%	N/A	N/A	N/A	N/A	-2.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+6.38%	+4.11%	-0.70%	-0.41%
Lipper Large-Cap Core Funds Index (reflects no deduction for fees or taxes)	+12.77%	+1.91%	+5.58%	+3.75%	-0.71%	-0.44%

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(For Periods Ended Dec. 31, 2010)	1 year	5 years	(4/24/03)
Columbia Large Core Quantitative Fund:
Class A* — before taxes	+15.14%	+0.98%	+5.57%
Class A* — after taxes on distributions	+15.03%	-0.22%	+4.38%
Class A* — after taxes on distributions and redemption of fund shares	+9.99%	+0.36%	+4.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+6.38%
Lipper Large-Cap Core Funds Index (reflects no deduction for fees or taxes)	+12.77%	+1.91%	+5.58%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Large Cap Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Principal Investment Strategies of the Fund

The first paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” under the section “More Information About the Fund” is hereby revised to include the following sentence after the first sentence in that paragraph:

These equity securities generally include common stocks.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

The portion of the section entitled Class A Shares — Front-End Sales Charge — Breakpoint Schedule that pertains to each of the Funds shown below is hereby replaced with the following:

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
				or paid to
				selling
			Sales	and/or
		Sales	charge as	servicing
		charge as a	a % of the	agents as a
		% of	net	% of the
	Dollar amount of	the offering	amount	offering
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	price
Columbia Absolute Return Currency and Income Fund,	$0 — $99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund,
Columbia Inflation Protected Securities Fund,	$100,000 — $249,999	2.50%	2.56%	2.15%
RiverSource Intermediate Tax-Exempt Fund,	$250,000 — $499,999	2.00%	2.04%	1.75%
Columbia Limited Duration Credit Fund and	$500,000 — $999,999	1.50%	1.52%	1.25%
RiverSource Short Duration U.S. Government Fund	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6263-7 A (3/11)

Prospectus Supplement dated Feb. 23, 2011*

Fund Name (date)	Prospectus Form #s

Columbia Large Core Quantitative Fund (Sept. 27, 2010)	S-6263-99 K and S-6552-99 A

The following change will be effective on or about April 29, 2011 (Effective Date):

On the Effective Date, the information under the caption “Principal Investment Strategies of the Fund” in the Fund’s Summary section will be superseded and replaced with the following:

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

On the Effective Date, the information under the caption “Principal Investment Strategies of the Fund” in the More Information About the Fund section is superseded and replaced with the following:

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is intended to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
S-6263-6 A (2/11)

* Valid until next prospectus update.

S-6263-6 A (2/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia
Large Core Quantitative Fund
(formerly known as RiverSource Disciplined Equity Fund)

Prospectus Sept. 27, 2010

Columbia Large Core Quantitative Fund seeks to provide shareholders with long-term capital growth.

Class	Ticker Symbol

Class A	AQEAX
Class B	AQEBX
Class C	RDCEX
Class I	ALEIX
Class R*	—
Class R4	RQEYX
Class R5	RSIPX
Class W	RDEWX

* Formerly Class R2

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	5p
Past Performance	5p
Fund Management	7p
Buying and Selling Shares	7p
Tax Information	8p
Financial Intermediary Compensation	8p
More Information about the Fund
Investment Objective	9p
Principal Investment Strategies of the Fund	9p
Principal Risks of Investing in the Fund	10p
More about Annual Fund Operating Expenses	11p
Other Investment Strategies and Risks	12p
Fund Management and Compensation	15p
Financial Highlights	17p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address), agree to invest in the future, at least $50,000 in any of the Columbia, Columbia Acorn or RiverSource funds (including the Seligman and Threadneedle branded funds) (the Fund Family). More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.23 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)

				Class I, R,
	Class A	Class B	Class C	R4, R5, W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1%	5%	1%	None

Annual Fund Operating Expenses(a)
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class I
Management fees	0.54%	0.54%	0.54%	0.54%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses	0.31%	0.31%	0.31%	0.07%
Total annual fund operating expenses	1.10%	1.85%	1.85%	0.61%
Less: Fee waiver/expense reimbursement(b)	(0.03)%	(0.03)%	(0.03)%	(0.00)%
Total annual fund operating expenses after fee waiver/reimbursement(b)	1.07%	1.82%	1.82%	0.61%
	Class R	Class R4	Class R5	Class W
Management fees	0.54%	0.54%	0.54%	0.54%
Distribution and/or service (12b-1) fees	0.50%	0.00%	0.00%	0.25%
Other expenses	0.31%	0.37%	0.12%	0.31%
Total annual fund operating expenses	1.35%	0.91%	0.66%	1.10%
Less: Fee waiver/expense reimbursement(b)	(0.03)%	0.00%	0.00%	(0.03)%
Total annual fund operating expenses after fee waiver/reimbursement(b)	1.32%	0.91%	0.66%	1.07%

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  3p

(a)	The expense ratios have been adjusted to reflect current fees.
(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.02% for the most recent fiscal year), will not exceed 1.07% for Class A, 1.82% for Class B, 1.82% for Class C, 0.64% for Class I, 1.32% for Class R, 0.94% for Class R4, 0.69% for Class R5 and 1.07% for Class W.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class A (whether or not shares are redeemed)	$678	$901	$1,143	$1,838
Class B (if shares are redeemed)	$685	$878	$1,198	$1,972
Class B (if shares are not redeemed)	$185	$578	$998	$1,972
Class C (if shares are redeemed)	$285	$578	$998	$2,169
Class C (if shares are not redeemed)	$185	$578	$998	$2,169
Class I (whether or not shares are redeemed)	$62	$196	$341	$766
Class R (whether or not shares are redeemed)	$134	$424	$736	$1,624
Class R4 (whether or not shares are redeemed)	$93	$290	$504	$1,123
Class R5 (whether or not shares are redeemed)	$67	$211	$368	$825
Class W (whether or not shares are redeemed)	$109	$346	$603	$1,340

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

4p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

•	how the Fund’s Class A share performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s average annual total returns compare to recognized measures of market performance shown on the table.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  5p

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart. If the sales charge was reflected, returns would be lower than those shown.

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Class A Annual Total Returns (before sales charge) (BAR CHART) 40% 20% 0% -20% -40% +9.96% +6.20% +16.47% +5.26% -38.74% +21.42% 2004 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +15.99% (quarter ended Sept. 30, 2009).

•	Lowest return for a calendar quarter was -22.19% (quarter ended Dec. 31, 2008).

•	Class A year-to-date return was -6.34% at June 30, 2010.

6p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

Average Annual Total Returns (after applicable sales charges)

			Class A, B,		Class R
			C & R4	Class I	and R5	Class W
			Since	Since	Since	Since
			inception	inception	inception	inception
(for periods ended Dec. 31, 2009)	1 year	5 years	(4/24/03)	(7/15/04)	(12/11/06)	(12/1/06)

Columbia Large Core Quantitative Fund:
Class A — before taxes	+14.43%	-1.81%	+3.29%	N/A	N/A	N/A
Class A — after taxes on distributions	+13.09%	-3.19%	+2.00%	N/A	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+9.33%	-2.02%	+2.35%	N/A	N/A	N/A
Class B — before taxes	+15.57%	-1.68%	+3.43%	N/A	N/A	N/A
Class C — before taxes	+19.56%	-1.37%	+3.42%	N/A	N/A	N/A
Class I — before taxes	+21.77%	-0.27%	N/A	+1.72%	N/A	N/A
Class R (formerly known as Class R2) — before taxes	+20.98%	N/A	N/A	N/A	-7.84%	N/A
Class R4 — before taxes	+21.79%	-0.47%	+4.39%	N/A	N/A	N/A
Class R5 — before taxes	+21.85%	N/A	N/A	N/A	-7.35%	N/A
Class W — before taxes	+21.58%	N/A	N/A	N/A	N/A	-7.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+26.46%	+0.42%	+5.14%	+2.22%	-5.38%	-4.96%
Lipper Large-Cap Core Funds Index (reflects no deduction for fees or taxes)	+28.15%	+0.61%	+4.55%	+2.17%	-4.76%	-4.38%

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian Condon, CFA	Portfolio Manager	May 2010

BUYING AND SELLING SHARES

	Nonqualified accounts
	(all classes	Tax qualified	Class I
Minimum Initial Investment	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$2,000	$1,000	None	$500
Systematic investment plans	$100	$100	None	$500

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  7p

	Nonqualified accounts
	(all classes	Tax qualified	Class I
Subsequent Investments	except I, R and W)	accounts	Class R	Class W

For investors other than systematic investment plans	$100	$100	None	None
Systematic investment plans	$100	$50	None	None

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

8p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is intended to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  9p

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

10p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios are adjusted to reflect current fee arrangements, but are not adjusted to reflect the Fund’s average net assets as of a different period or a different point in time, as the Fund’s asset levels will fluctuate. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  11p

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

12p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. Even though the Fund’s policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  13p

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance. The Fund’s historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the “Financial Highlights.”

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

14p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  15p

The Fund pays Columbia Management a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.54% of the Fund’s average daily net assets, including an adjustment under the terms of a performance incentive arrangement that decreased the management fee by 0.02% for the most recent fiscal year. The adjustment is computed by comparing the Fund’s performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund’s performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund’s Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.12% of the Fund’s average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s shareholder report for the period ended July 31, 2010.

Portfolio Manager. The portfolio manager responsible for the Fund’s day-to-day management is:

Brian Condon, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

16p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. For periods ended July 31, 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. The information for the fiscal years ended on or after July 31, 2007 has been derived from the financial statements audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements and financial highlights, is included in the annual report which, if not included with this prospectus, is available upon request. The information for the period ended July 31, 2006 has been audited by other auditors.

Class A	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.30	$5.88	$7.22	$6.74	$6.70

Income from investment operations:
Net investment income (loss)	.05	.09	.09	.08	.06
Net gains (losses) (both realized and unrealized)	.54	(1.47)	(1.00)	.97	.35

Total from investment operations	.59	(1.38)	(.91)	1.05	.41

Less distributions:
Dividends from net investment income	(.15)	(.05)	(.06)	(.06)	(.06)
Distributions from realized gains	—	(.15)	(.37)	(.51)	(.31)

Total distributions	(.15)	(.20)	(.43)	(.57)	(.37)

Net asset value, end of period	$4.74	$4.30	$5.88	$7.22	$6.74

Total return	14.03%	(23.19% )	(13.40% )	15.92%	6.25%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.15%	.96%	.96%	1.05%	1.05%

Net expenses after expense waiver/reimbursement(b)	1.00%	.95%	.96%	1.03%	1.02%

Net investment income (loss)	1.10%	2.11%	1.35%	1.13%	.95%

Supplemental data
Net assets, end of period (in millions)	$2,689	$692	$1,067	$1,410	$1,368

Portfolio turnover rate	75%	61%	58%	62%	137%

See accompanying Notes to Financial Highlights.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  17p

Class B	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.27	$5.80	$7.12	$6.65	$6.62

Income from investment operations:
Net investment income (loss)	.01	.06	.04	.03	.01
Net gains (losses) (both realized and unrealized)	.54	(1.44)	(.99)	.96	.34

Total from investment operations	.55	(1.38)	(.95)	.99	.35

Less distributions:
Dividends from net investment income	(.11)	—	—	(.01)	(.01)
Distributions from realized gains	—	(.15)	(.37)	(.51)	(.31)

Total distributions	(.11)	(.15)	(.37)	(.52)	(.32)

Net asset value, end of period	$4.71	$4.27	$5.80	$7.12	$6.65

Total return	13.03%	(23.68% )	(14.07% )	15.18%	5.42%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.93%	1.73%	1.72%	1.82%	1.85%

Net expenses after expense waiver/reimbursement(b)	1.78%	1.71%	1.72%	1.79%	1.82%

Net investment income (loss)	.29%	1.35%	.59%	.37%	.20%

Supplemental data
Net assets, end of period (in millions)	$153	$16	$35	$62	$73

Portfolio turnover rate	75%	61%	58%	62%	137%

Class C	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.24	$5.78	$7.11	$6.65	$6.62

Income from investment operations:
Net investment income (loss)	.01	.06	.04	.03	.01
Net gains (losses) (both realized and unrealized)	.53	(1.44)	(.99)	.96	.35

Total from investment operations	.54	(1.38)	(.95)	.99	.36

Less distributions:
Dividends from net investment income	(.12)	(.01)	(.01)	(.02)	(.02)
Distributions from realized gains	—	(.15)	(.37)	(.51)	(.31)

Total distributions	(.12)	(.16)	(.38)	(.53)	(.33)

Net asset value, end of period	$4.66	$4.24	$5.78	$7.11	$6.65

Total return	12.97%	(23.66% )	(14.11% )	15.14%	5.51%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.92%	1.72%	1.72%	1.81%	1.84%

Net expenses after expense waiver/reimbursement(b)	1.77%	1.71%	1.72%	1.79%	1.81%

Net investment income (loss)	.31%	1.35%	.59%	.36%	.20%

Supplemental data
Net assets, end of period (in millions)	$22	$2	$3	$3	$3

Portfolio turnover rate	75%	61%	58%	62%	137%

See accompanying Notes to Financial Highlights.

18p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

Class I	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.33	$5.93	$7.27	$6.78	$6.73

Income from investment operations:
Net investment income (loss)	.08	.11	.11	.11	.08
Net gains (losses) (both realized and unrealized)	.53	(1.49)	(.99)	.97	.36

Total from investment operations	.61	(1.38)	(.88)	1.08	.44

Less distributions:
Dividends from net investment income	(.17)	(.07)	(.09)	(.08)	(.08)
Distributions from realized gains	—	(.15)	(.37)	(.51)	(.31)

Total distributions	(.17)	(.22)	(.46)	(.59)	(.39)

Net asset value, end of period	$4.77	$4.33	$5.93	$7.27	$6.78

Total return	14.38%	(22.90% )	(12.98% )	16.29%	6.73%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.61%	.56%	.61%	.70%	.72%

Net expenses after expense waiver/reimbursement(b)	.54%	.56%	.61%	.67%	.70%

Net investment income (loss)	1.66%	2.51%	1.69%	1.47%	1.41%

Supplemental data
Net assets, end of period (in millions)	$314	$332	$391	$441	$252

Portfolio turnover rate	75%	61%	58%	62%	137%

Class R	Year ended July 31,
Per share data	2010	2009	2008	2007(c)
Net asset value, beginning of period	$4.30	$5.88	$7.21	$7.57

Income from investment operations:
Net investment income (loss)	.03	.08	.08	.03
Net gains (losses) (both realized and unrealized)	.54	(1.47)	(1.00)	.20

Total from investment operations	.57	(1.39)	(.92)	.23

Less distributions:
Dividends from net investment income	(.14)	(.04)	(.04)	(.08)
Distributions from realized gains	—	(.15)	(.37)	(.51)

Total distributions	(.14)	(.19)	(.41)	(.59)

Net asset value, end of period	$4.73	$4.30	$5.88	$7.21

Total return	13.43%	(23.30% )	(13.51% )	3.31%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/ reimbursement	1.43%	1.32%	1.41%	1.49%	(d)

Net expenses after expense waiver/reimbursement(b)	1.36%	1.16%	1.16%	1.48%	(d)

Net investment income (loss)	.71%	1.92%	1.15%	.55%	(d)

Supplemental data
Net assets, end of period (in millions)	$2	$—	$—	$—

Portfolio turnover rate	75%	61%	58%	62%

See accompanying Notes to Financial Highlights.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  19p

Class R4	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.32	$5.91	$7.25	$6.76	$6.71

Income from investment operations:
Net investment income (loss)	.06	.10	.10	.09	.07
Net gains (losses) (both realized and unrealized)	.54	(1.48)	(1.00)	.98	.36

Total from investment operations	.60	(1.38)	(.90)	1.07	.43

Less distributions:
Dividends from net investment income	(.16)	(.06)	(.07)	(.07)	(.07)
Distributions from realized gains	—	(.15)	(.37)	(.51)	(.31)

Total distributions	(.16)	(.21)	(.44)	(.58)	(.38)

Net asset value, end of period	$4.76	$4.32	$5.91	$7.25	$6.76

Total return	14.14%	(23.05% )	(13.26% )	16.15%	6.48%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	.92%	.86%	.91%	.95%	.87%

Net expenses after expense waiver/reimbursement(b)	.85%	.78%	.84%	.87%	.84%

Net investment income (loss)	1.31%	2.28%	1.47%	1.29%	1.10%

Supplemental data
Net assets, end of period (in millions)	$163	$90	$126	$158	$224

Portfolio turnover rate	75%	61%	58%	62%	137%

Class R5	Year ended July 31,
Per share data	2010	2009	2008	2007(c)
Net asset value, beginning of period	$4.31	$5.90	$7.24	$7.57

Income from investment operations:
Net investment income (loss)	.07	.11	.11	.06
Net gains (losses) (both realized and unrealized)	.54	(1.48)	(1.00)	.20

Total from investment operations	.61	(1.37)	(.89)	.26

Less distributions:
Dividends from net investment income	(.17)	(.07)	(.08)	(.08)
Distributions from realized gains	—	(.15)	(.37)	(.51)

Total distributions	(.17)	(.22)	(.45)	(.59)

Net asset value, end of period	$4.75	$4.31	$5.90	$7.24

Total return	14.41%	(22.91% )	(13.09% )	3.76%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/ reimbursement	.68%	.58%	.66%	.75%	(d)

Net expenses after expense waiver/reimbursement(b)	.61%	.58%	.66%	.74%	(d)

Net investment income (loss)	1.46%	2.48%	1.66%	1.28%	(d)

Supplemental data
Net assets, end of period (in millions)	$25	$—	$—	$—

Portfolio turnover rate	75%	61%	58%	62%

See accompanying Notes to Financial Highlights.

20p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS

Class W	Year ended July 31,
Per share data	2010	2009	2008	2007(e)
Net asset value, beginning of period	$4.29	$5.86	$7.22	$7.46

Income from investment operations:
Net investment income (loss)	.06	.09	.08	.03
Net gains (losses) (both realized and unrealized)	.53	(1.47)	(1.00)	.32

Total from investment operations	.59	(1.38)	(.92)	.35

Less distributions:
Dividends from net investment income	(.15)	(.04)	(.07)	(.08)
Distributions from realized gains	—	(.15)	(.37)	(.51)

Total distributions	(.15)	(.19)	(.44)	(.59)

Net asset value, end of period	$4.73	$4.29	$5.86	$7.22

Total return	13.93%	(23.21% )	(13.52% )	5.01%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/ reimbursement	1.05%	1.01%	1.06%	1.18%	(d)

Net expenses after expense waiver/reimbursement(b)	.98%	1.01%	1.06%	1.13%	(d)

Net investment income (loss)	1.27%	2.07%	1.22%	.59%	(d)

Supplemental data
Net assets, end of period (in millions)	$374	$726	$1,355	$745

Portfolio turnover rate	75%	61%	58%	62%

Notes to Financial Highlights

(a)	Includes the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(c)	For the period from Dec. 11, 2006 (when shares became publicly available) to July 31, 2007.
(d)	Annualized.
(e)	For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 PROSPECTUS  21p

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.13

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right		Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%		3.00%
Two	4.00%		3.00%
Three	3	.00%**	2.00%
Four	3.00%		1.00%
Five	2.00%		None
Six	1.00%		None

S.14

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

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Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

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•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

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Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

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Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

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Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

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The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

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of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

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Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

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Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

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FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

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•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

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•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

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The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

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For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

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Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

Please contact:
P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at:
Columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File # 811-2111

S-6263-99 K (9/10)

Prospectus Supplement — March 7, 2011

to the Prospectuses listed below, each as supplemented

Fund	Prospectuses Dated

Columbia Large Core Quantitative Fund	09/27/2010

Effective March 7, 2011 (the Effective Date), the Fund, formerly a series of RiverSource Large Cap Series, Inc., a Minnesota corporation, was reorganized into a newly formed series of Columbia Funds Series Trust II (formerly known as RiverSource Series Trust), a Massachusetts business trust. References to “Fund” throughout the prospectus refer to the reorganized fund as of the Effective Date. The following information is hereby updated and should be retained with the current prospectus for the Fund.

Principal Investment Strategies of the Fund

The first paragraph of the section entitled “Principal Investment Strategies of the Fund” that appears in the Summary of the Fund is hereby revised to include the following sentence after the first sentence in that paragraph:

These equity securities generally include common stocks.

Past Performance

The bar chart showing the Fund’s annual total returns in the section entitled “Past Performance” is hereby replaced with the following:

CLASS A ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE)
30% 20% 10% 0% -10% -20% -30% -40% -50% +9.96% +6.20% +16.47% +5.26% -38.74% +21.42% +15.14% 2004 2005 2006 2007 2008 2009 2010

(calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +15.99% (quarter ended Sept. 30, 2009)

•	Lowest return for a calendar quarter was -22.19% (quarter ended Dec. 31, 2008)

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class W shares is hereby replaced with the following:

 Average Annual Total Returns (after applicable sales charges)

			Class A, B, C & R4	Class I	Class R and R5	Class W
			Since	Since	Since	Since
			inception	inception	inception	inception
(For Periods Ended Dec. 31, 2010)	1 year	5 years	(4/24/03)	(7/15/04)	(12/11/06)	(12/1/06)
Columbia Large Core Quantitative Fund:
Class A — before taxes	+8.51%	—0.21%	+4.76%	N/A	N/A	N/A
Class A — after taxes on distributions	+8.40%	—1.39%	+3.58%	N/A	N/A	N/A
Class A — after taxes on distributions and redemption of fund shares	+5.67%	—0.65%	+3.60%	N/A	N/A	N/A
Class B — before taxes	+9.16%	—0.10%	+4.77%	N/A	N/A	N/A
Class C — before taxes	+13.32%	+0.24%	+4.78%	N/A	N/A	N/A
Class I — before taxes	+15.77%	+1.36%	N/A	+3.78%	N/A	N/A
Class R — before taxes	+14.84%	N/A	N/A	N/A	-2.70%	N/A
Class R4 — before taxes	+15.23%	+1.13%	+5.74%	N/A	N/A	N/A
Class R5 — before taxes	+15.79%	N/A	N/A	N/A	-2.11%	N/A
Class W — before taxes	+15.01%	N/A	N/A	N/A	N/A	-2.19%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+6.38%	+4.11%	-0.70%	-0.41%
Lipper Large-Cap Core Funds Index (reflects no deduction for fees or taxes)	+12.77%	+1.91%	+5.58%	+3.75%	-0.71%	-0.44%

The table showing the Fund’s average annual total returns in the section entitled “Past Performance” in the prospectus for Class Z shares is hereby replaced with the following:

 Average Annual Total Returns (without sales charge)

Class A
Since
inception
(For Periods Ended Dec. 31, 2010)	1 year	5 years	(4/24/03)
Columbia Large Core Quantitative Fund:
Class A* — before taxes	+15.14%	+0.98%	+5.57%
Class A* — after taxes on distributions	+15.03%	-0.22%	+4.38%
Class A* — after taxes on distributions and redemption of fund shares	+9.99%	+0.36%	+4.31%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+15.06%	+2.29%	+6.38%
Lipper Large-Cap Core Funds Index (reflects no deduction for fees or taxes)	+12.77%	+1.91%	+5.58%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Large Cap Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.

Principal Investment Strategies of the Fund

The first paragraph of the sub-section entitled “Principal Investment Strategies of the Fund” under the section “More Information About the Fund” is hereby revised to include the following sentence after the first sentence in that paragraph:

These equity securities generally include common stocks.

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

The portion of the section entitled Class A Shares — Front-End Sales Charge — Breakpoint Schedule that pertains to each of the Funds shown below is hereby replaced with the following:

 Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
				or paid to
				selling
			Sales	and/or
		Sales	charge as	servicing
		charge as a	a % of the	agents as a
		% of	net	% of the
	Dollar amount of	the offering	amount	offering
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	price
Columbia Absolute Return Currency and Income Fund,	$0 — $99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund,
Columbia Inflation Protected Securities Fund,	$100,000 — $249,999	2.50%	2.56%	2.15%
RiverSource Intermediate Tax-Exempt Fund,	$250,000 — $499,999	2.00%	2.04%	1.75%
Columbia Limited Duration Credit Fund and	$500,000 — $999,999	1.50%	1.52%	1.25%
RiverSource Short Duration U.S. Government Fund	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Investment Company Act File Number

The Investment Company Act File number appearing on the back cover of the prospectus is hereby replaced with #811-21852.

S-6263-7 A (3/11)

Prospectus Supplement dated Feb. 23, 2011*

Fund Name (date)	Prospectus Form #s

Columbia Large Core Quantitative Fund (Sept. 27, 2010)	S-6263-99 K and S-6552-99 A

The following change will be effective on or about April 29, 2011 (Effective Date):

On the Effective Date, the information under the caption “Principal Investment Strategies of the Fund” in the Fund’s Summary section will be superseded and replaced with the following:

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

On the Effective Date, the information under the caption “Principal Investment Strategies of the Fund” in the More Information About the Fund section is superseded and replaced with the following:

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. The market capitalization range and composition of the Index are subject to change. Over time, the capitalizations of the companies in the Index will change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the investment manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is intended to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
S-6263-6 A (2/11)

* Valid until next prospectus update.

S-6263-6 A (2/11)

Prospectus Supplement — February 17, 2011
to the Prospectuses, as supplemented, of each of the following funds:

Prospectus(es)
Fund	Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010 & 09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/28/2011
Columbia Asia Pacific ex-Japan Fund	12/30/2010
Columbia Diversified Bond Fund	10/29/2010
Columbia Diversified Equity Income Fund	11/29/2010
Columbia Dividend Opportunity Fund	08/27/2010 & 09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2010
Columbia Emerging Markets Opportunity Fund	12/30/2010
Columbia Equity Value Fund	05/28/2010 & 09/27/2010
Columbia European Equity Fund	12/30/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2010
Columbia Global Bond Fund	12/30/2010
Columbia Global Equity Fund	12/30/2010
Columbia Global Extended Alpha Fund	12/30/2010
Columbia Government Money Market Fund	03/01/2010 & 09/27/2010
Columbia High Yield Bond Fund	07/30/2010 & 09/27/2010
Columbia Income Builder Fund	04/01/2010 & 09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/29/2010
Columbia Large Value Quantitative Fund	11/29/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/28/2011
Columbia Mid Cap Value Opportunity Fund	11/29/2010
Columbia Minnesota Tax-Exempt Fund	10/29/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010 & 09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010 & 09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010 & 09/27/2010
Columbia Retirement Plus 2045 Fund	06/29/2010 & 09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010 & 09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010 & 09/27/2010
Columbia Seligman Global Technology Fund	12/30/2010
Columbia Strategic Allocation Fund	11/29/2010
Columbia U.S. Government Mortgage Fund	07/30/2010 & 09/27/2010
RiverSource Balanced Fund	11/29/2010
RiverSource California Tax-Exempt Fund	10/29/2010
RiverSource Disciplined International Equity Fund	12/30/2010
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/29/2010
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2010
RiverSource Partners International Small Cap Fund	12/30/2010
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/29/2010
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/29/2010
Seligman California Municipal Quality Fund	11/29/2010
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/29/2010
Seligman National Municipal Fund	11/29/2010
Seligman New York Municipal Fund	11/29/2010
Threadneedle Global Equity Income Fund	12/30/2010
Threadneedle International Opportunity Fund	12/30/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting has been adjourned for these proposals to 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street (Room 3200 on the 32nd Floor), Boston, Massachusetts 02110. The adjournments will provide additional time for further solicitation of these proposals. Following Table 1 is a brief discussion of each of the Fund proposals.
Table 1. Shareholder Meeting Approvals

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia 120/20 Contrarian Equity Fund	X					X
Columbia Absolute Return Currency and Income Fund	X	X	X	X
Columbia AMT-Free Tax-Exempt Bond Fund	X	X	X	X				X
Columbia Asia Pacific ex-Japan Fund	X	X	X			X
Columbia Diversified Bond Fund	X	X	X		X			X
Columbia Diversified Equity Income Fund	X	X	X				X
Columbia Dividend Opportunity Fund	X	X	X				X
Columbia Emerging Markets Bond Fund	X	X	X	X
Columbia Emerging Markets Opportunity Fund	X	X	X			X
Columbia Equity Value Fund	X	X	X				X
Columbia European Equity Fund	X	X	X			X
Columbia Floating Rate Fund	X	X	X	X
Columbia Frontier Fund	X			X				X
Columbia Global Bond Fund	X	X	X	X				X
Columbia Global Equity Fund	X	X	X			X
Columbia Global Extended Alpha Fund	X	X	X			X
Columbia Government Money Market Fund	X			X				X
Columbia High Yield Bond Fund	X	X	X	X				X
Columbia Income Builder Fund	X	X	X	X
Columbia Income Builder Fund II	X	X							X
Columbia Income Builder Fund III	X	X							X
Columbia Income Opportunities Fund	X	X	X	X
Columbia Inflation Protected Securities Fund	X	X	X	X
Columbia Large Core Quantitative Fund	X	X	X				X
Columbia Large Growth Quantitative Fund	X	X	X				X
Columbia Large Value Quantitative Fund	X	X	X				X
Columbia Limited Duration Credit Fund	X	X	X	X
Columbia Marsico Flexible Capital Fund	X
Columbia Mid Cap Growth Opportunity Fund	X	X	X				X
Columbia Mid Cap Value Opportunity Fund	X	X	X				X
Columbia Minnesota Tax-Exempt Fund	X	X	X		X			X
Columbia Money Market Fund	X	X	X	X				X
Columbia Multi-Advisor International Value Fund	X	X	X			X
Columbia Multi-Advisor Small Cap Value Fund	X	X	X			X
Columbia Portfolio Builder Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Aggressive Fund	X	X	X	X
Columbia Portfolio Builder Moderate Conservative Fund	X	X	X	X
Columbia Portfolio Builder Moderate Fund	X	X	X	X
Columbia Portfolio Builder Total Equity Fund	X	X							X

2

4. Investment
Management
Services
Agreement
	1. Board Election	2. Charter	3. Redomiciling	Proposal				5. Manager of	6. Reorganization
Fund	Proposal	Amendment Proposal	Proposal	4a	4b	4c	4d	Managers Proposal	Proposal
Columbia Recovery and Infrastructure Fund	X					X
Columbia Retirement Plus 2010 Fund	X			ADJ
Columbia Retirement Plus 2015 Fund	X			ADJ
Columbia Retirement Plus 2020 Fund	X			ADJ
Columbia Retirement Plus 2025 Fund	X			ADJ
Columbia Retirement Plus 2030 Fund	X			ADJ
Columbia Retirement Plus 2035 Fund	X			ADJ
Columbia Retirement Plus 2040 Fund	X			ADJ
Columbia Retirement Plus 2045 Fund	X			ADJ
Columbia Select Large-Cap Value Fund	X			X				ADJ
Columbia Select Smaller-Cap Value Fund	X			X				X
Columbia Seligman Communications and Information Fund	X			ADJ				ADJ
Columbia Seligman Global Technology Fund	X			X				X
Columbia Strategic Allocation Fund	X	X	X				X
Columbia U.S. Government Mortgage Fund	X	X	X		X
RiverSource Balanced Fund	X	X							X
RiverSource California Tax-Exempt Fund	X	X							X
RiverSource Disciplined International Equity Fund	X	X							X
RiverSource Disciplined Small and Mid Cap Equity Fund	X	X							X
RiverSource Disciplined Small Cap Value Fund	X	X							X
RiverSource Intermediate Tax-Exempt Fund	X	X							X
RiverSource LaSalle Global Real Estate Fund	X								X
RiverSource LaSalle Monthly Dividend Real Estate Fund	X								X
RiverSource New York Tax-Exempt Fund	X	X							X
RiverSource Partners Fundamental Value Fund	X	X							X
RiverSource Partners International Select Growth Fund	X	X
RiverSource Partners International Small Cap Fund	X	X
RiverSource Precious Metals and Mining Fund	X	X							X
RiverSource Real Estate Fund	X	X							X
RiverSource S&P 500 Index Fund	X	X							ADJ
RiverSource Short Duration U.S. Government Fund	X	X							X
RiverSource Small Company Index Fund	X	X							X
RiverSource Strategic Income Allocation Fund	X	X							X
RiverSource Tax-Exempt High Income Fund	X	X							X
Seligman California Municipal High-Yield Fund	X								X
Seligman California Municipal Quality Fund	X								X
Seligman Capital Fund	X								X
Seligman Growth Fund	X								X
Seligman Minnesota Municipal Fund	X								X
Seligman National Municipal Fund	X								X
Seligman New York Municipal Fund	X								X
Threadneedle Global Equity Income Fund	X	X							X
Threadneedle International Opportunity Fund	X	X							X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”).
2. Charter Amendment Proposal. Shareholders of the Funds indicated in Table 1 approved an amendment to either (i) the Articles of Incorporation of a company (of which the Fund is a series) that is a Minnesota corporation (each a “Company” and collectively, the “Companies”), or (ii) the Declaration of Trust of either RiverSource California Tax Exempt Trust (also a “Company”) or RiverSource Special Tax-Exempt Series Trust (also a “Company”), each a Massachusetts business trust, which provides for an increase in the maximum permissible number of Board members of the Companies from 16 Board

3

members to 20 Board members. It is expected that, effective June 1, 2011, the Funds (and therefore their respective Companies) that have approved both Proposal 1 (Board Election Proposal) and this Proposal 2 will have a Board comprised of 16 members.
3. Redomiciling Proposal. Shareholders of the Funds indicated in Table 1 approved an Agreement and Plan of Redomiciling, which provides for a change in the domicile and/or form of organization of (i) each Fund that is currently a series of a Company that is organized as a Minnesota corporation, and (ii) Columbia Minnesota Tax-Exempt Fund (which is a series of RiverSource Special Tax-Exempt Series Trust), into new series of RiverSource Series Trust, an existing Massachusetts business trust. The redomicilings are expected to occur on or about March 7, 2011.
4. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between the Company, on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
4a. Terms and Conditions. For the Funds indicated in Column 4a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
4b. Terms and Conditions / Change in Fee Schedule. For the Funds indicated in Column 4b of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
4c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 4c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
4d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 4d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.
Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.480%	First $1.0	0.430%	Columbia Diversified
Bond Fund	Next $1.0	0.455%	Next $1.0	0.420%	Bond Fund:
	Next $1.0	0.430%	Next $4.0	0.400%	July 1, 2011
Columbia U.S.	Next $3.0	0.405%	Next $1.5	0.380%
Government Mortgage	Next $1.5	0.380%	Next $1.5	0.365%	Columbia U.S.
Fund	Next $1.5	0.365%	Next $3.0	0.360%	Government Mortgage
	Next $1.0	0.360%	Next $8.0	0.350%	Fund:
	Next $5.0	0.350%	Next $4.0	0.340%	April 1, 2011
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%

4

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Diversified	First $1.0	0.600%	First $0.5	0.660%	July 1, 2011
Equity Income Fund	Next $1.0	0.575%	Next $0.5	0.615%
	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Dividend	First $0.5	0.610%	First $0.5	0.660%	July 1, 2011
Opportunity Fund	Next $0.5	0.585%	Next $0.5	0.615%
	Next $1.0	0.560%	Next $0.5	0.570%
	Next $1.0	0.535%	Next $1.5	0.520%
	Next $3.0	0.510%	Next $3.0	0.510%
	Next $4.0	0.480%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Equity Value	First $0.5	0.530%	First $0.5	0.660%	June 1, 2011
Fund	Next $0.5	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $1.0	0.455%	Next $1.5	0.520%
	Next $3.0	0.430%	Next $3.0	0.510%
	Over $6.0	0.400%	Over $6.0	0.490%
Columbia Large Core	First $1.0	0.600%	First $0.5	0.690%	Columbia Large Core
Quantitative Fund	Next $1.0	0.575%	Next $0.5	0.645%	Quantitative Fund and
	Next $1.0	0.550%	Next $0.5	0.600%	Columbia Large Growth
Columbia Large Growth	Next $3.0	0.525%	Next $1.5	0.550%	Quantitative Fund:
Quantitative Fund	Next $1.5	0.500%	Next $3.0	0.540%	July 1, 2011
	Next $2.5	0.485%	Over $6.0	0.520%
Columbia Large Value	Next $5.0	0.470%			Columbia Large Value
Quantitative Fund	Next $5.0	0.450%			Quantitative Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%
Columbia Mid Cap	First $1.0	0.700%	First $0.5	0.760%	Columbia Mid Cap
Growth Opportunity Fund	Next $1.0	0.675%	Next $0.5	0.715%	Growth Opportunity
	Next $1.0	0.650%	Next $0.5	0.670%	Fund:
Columbia Mid Cap Value	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
Opportunity Fund	Next $1.5	0.600%
	Next $2.5	0.575%			Columbia Mid Cap
	Next $5.0	0.550%			Value Opportunity Fund:
	Next $9.0	0.525%			July 1, 2011
	Next $26.0	0.500%
	Over $50.0	0.475%

5

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about
Columbia Minnesota Tax-	First $0.25	0.410%	First $0.5	0.400%	March 1, 2011
Exempt Fund*	Next $0.25	0.385%	Next $0.5	0.350%
	Next $0.25	0.360%	Next $2.0	0.320%
	Next $0.25	0.345%	Next $3.0	0.290%
	Next $6.5	0.320%	Next $1.5	0.280%
	Next $2.5	0.310%	Over $7.5	0.270%
	Next $5.0	0.300%
	Next $9.0	0.290%
	Next $26.0	0.270%
	Over $50.0	0.250%
Columbia Strategic	First $1.0	0.570%	First $0.5	0.660%	July 1, 2011
Allocation Fund	Next $1.0	0.545%	Next $0.5	0.615%
	Next $1.0	0.520%	Next $0.5	0.570%
	Next $3.0	0.495%	Next $1.5	0.520%
	Next $1.5	0.470%	Next $3.0	0.510%
	Next $2.5	0.450%	Over $6.0	0.490%
	Next $5.0	0.430%
	Next $9.0	0.410%
	Over $24.0	0.390%

*	Columbia Minnesota Tax-Exempt Fund will be subject to a new administrative fee rate schedule on the same date that the new IMS Fee Schedule is implemented.
5. Manager of Managers Proposal. Shareholders of the Funds indicated in Table 1 approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
6. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
Columbia Income Builder Fund II	Columbia Income Builder Fund	April 8, 2011
Columbia Income Builder Fund III	Columbia Income Builder Fund	April 8, 2011
Columbia Portfolio Builder Total Equity Fund	Columbia LifeGoal® Growth Portfolio	June 3, 2011
RiverSource Balanced Fund	Columbia Balanced Fund	April 8, 2011
RiverSource California Tax-Exempt Fund	Columbia California Tax-Exempt Fund	June 3, 2011
RiverSource Disciplined International Equity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
RiverSource Disciplined Small and Mid Cap Equity Fund	Columbia Mid Cap Value Fund	June 3, 2011
RiverSource Disciplined Small Cap Value Fund	Columbia Small Cap Value Fund I	June 3, 2011
RiverSource Intermediate Tax-Exempt Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
RiverSource LaSalle Global Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource LaSalle Monthly Dividend Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource New York Tax-Exempt Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
RiverSource Partners Fundamental Value Fund	Columbia Contrarian Core Fund	April 8, 2011
RiverSource Precious Metals and Mining Fund	Columbia Energy and Natural Resources Fund	June 3, 2011
RiverSource Real Estate Fund	Columbia Real Estate Equity Fund	April 8, 2011
RiverSource S&P 500 Index Fund	Columbia Large Cap Index Fund	To be determined
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	June 3, 2011
RiverSource Small Company Index Fund	Columbia Small Cap Index Fund	June 3, 2011

6

Reorganization to occur
on or about
Selling Fund	Buying Fund	(“Reorganization Date”)
RiverSource Strategic Income Allocation Fund	Columbia Strategic Income Fund	June 3, 2011
RiverSource Tax-Exempt High Income Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman California Municipal High-Yield Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman California Municipal Quality Fund	Columbia California Tax-Exempt Fund	June 3, 2011
Seligman Capital Fund	Columbia Mid Cap Growth Fund	April 8, 2011
Seligman Growth Fund	Columbia Large Cap Growth Fund	April 8, 2011
Seligman Minnesota Municipal Fund	Columbia Minnesota Tax-Exempt Fund	April 8, 2011
Seligman National Municipal Fund	Columbia Tax-Exempt Fund	June 3, 2011
Seligman New York Municipal Fund	Columbia New York Tax-Exempt Fund	June 3, 2011
Threadneedle Global Equity Income Fund	Columbia Global Equity Fund	June 3, 2011
Threadneedle International Opportunity Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
In connection with the Fund reorganizations described in 6. Reorganization Proposal above, the following rules and policies will apply:
Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares
New Accounts
New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.
Purchases, Exchanges and Redemptions of Shares of a Selling Fund
Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.
Systematic Investment Plan and Systematic Withdrawal Plan Transactions
If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.
Important Note
Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Buying Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.
S-6400-17 A (2/11)

7

Supplement dated Oct. 18, 2010 to each prospectus listed below, each as supplemented

Fund	Prospectus(es) Dated
Columbia 120/20 Contrarian Equity Fund	06/29/2010	09/27/2010
Columbia Absolute Return Currency and Income Fund	12/30/2009	09/27/2010
Columbia AMT-Free Tax-Exempt Bond Fund	01/29/2010	09/27/2010
Columbia Asia Pacific ex-Japan Fund	12/30/2009	09/27/2010
Columbia Diversified Bond Fund	10/30/2009	09/27/2010
Columbia Diversified Equity Income Fund	11/27/2009	09/27/2010
Columbia Dividend Opportunity Fund	08/27/2010	09/27/2010
Columbia Emerging Markets Bond Fund	12/30/2009	09/27/2010
Columbia Emerging Markets Opportunity Fund	12/30/2009	09/27/2010
Columbia Equity Value Fund	05/28/2010	09/27/2010
Columbia European Equity Fund	12/30/2009	09/27/2010
Columbia Floating Rate Fund	09/27/2010
Columbia Frontier Fund	12/30/2009	09/27/2010
Columbia Global Bond Fund	12/30/2009	09/27/2010
Columbia Global Equity Fund	12/30/2009	09/27/2010
Columbia Global Extended Alpha Fund	12/30/2009	09/27/2010
Columbia Government Money Market Fund	03/01/2010	09/27/2010
Columbia High Yield Bond Fund	07/30/2010	09/27/2010
Columbia Income Builder Fund	04/01/2010	09/27/2010
Columbia Income Builder Fund II	04/01/2010
Columbia Income Builder Fund III	04/01/2010
Columbia Income Opportunities Fund	09/27/2010
Columbia Inflation Protected Securities Fund	09/27/2010
Columbia Large Core Quantitative Fund	09/27/2010
Columbia Large Growth Quantitative Fund	11/27/2009	09/27/2010
Columbia Large Value Quantitative Fund	11/27/2009	09/27/2010
Columbia Limited Duration Credit Fund	09/27/2010
Columbia Marsico Flexible Capital Fund	09/22/2010
Columbia Mid Cap Growth Opportunity Fund	01/22/2010	09/27/2010
Columbia Mid Cap Value Opportunity Fund	11/27/2009	09/27/2010
Columbia Minnesota Tax-Exempt Fund	10/30/2009	09/27/2010
Columbia Money Market Fund	09/27/2010
Columbia Multi-Advisor International Value Fund	12/30/2009	09/27/2010
Columbia Multi-Advisor Small Cap Value Fund	07/30/2010	09/27/2010
Columbia Portfolio Builder Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Aggressive Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Conservative Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Moderate Fund	04/01/2010	09/27/2010
Columbia Portfolio Builder Total Equity Fund	04/01/2010
Columbia Recovery and Infrastructure Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2010 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2015 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2020 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2025 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2030 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2035 Fund	06/29/2010	09/27/2010
Columbia Retirement Plus 2040 Fund	06/29/2010	09/27/2010

Fund	Prospectus(es) Dated
Columbia Retirement Plus 2045 Fund	06/29/2010	09/27/2010
Columbia Select Large-Cap Value Fund	03/01/2010	09/27/2010
Columbia Select Smaller-Cap Value Fund	03/01/2010	09/27/2010
Columbia Seligman Communications and Information Fund	03/01/2010	09/27/2010
Columbia Seligman Global Technology Fund	12/30/2009	09/27/2010
Columbia Strategic Allocation Fund	11/27/2009	09/27/2010
Columbia U.S. Government Mortgage Fund	07/30/2010	09/27/2010
RiverSource Balanced Fund	11/27/2009
RiverSource California Tax-Exempt Fund	10/30/2009
RiverSource Disciplined International Equity Fund	12/30/2009
RiverSource Disciplined Small and Mid Cap Equity Fund	09/27/2010
RiverSource Disciplined Small Cap Value Fund	09/27/2010
RiverSource Intermediate Tax-Exempt Fund	01/29/2010
RiverSource LaSalle Global Real Estate Fund	03/01/2010
RiverSource LaSalle Monthly Dividend Real Estate Fund	03/01/2010
RiverSource New York Tax-Exempt Fund	10/30/2009
RiverSource Partners Fundamental Value Fund	07/30/2010
RiverSource Partners International Select Growth Fund	12/30/2009
RiverSource Partners International Small Cap Fund	12/30/2009
RiverSource Precious Metals and Mining Fund	05/28/2010
RiverSource Real Estate Fund	08/27/2010
RiverSource S&P 500 Index Fund	04/01/2010
RiverSource Short Duration U.S. Government Fund	07/30/2010
RiverSource Small Company Index Fund	04/01/2010
RiverSource Strategic Income Allocation Fund	11/27/2009
RiverSource Tax-Exempt High Income Fund	01/29/2010
Seligman California Municipal High-Yield Fund	11/27/2009
Seligman California Municipal Quality Fund	11/27/2009
Seligman Capital Fund	03/01/2010
Seligman Growth Fund	03/01/2010
Seligman Minnesota Municipal Fund	11/27/2009
Seligman National Municipal Fund	11/27/2009
Seligman New York Municipal Fund	11/27/2009
Seligman TargETFund 2015 Fund	11/27/2009
Seligman TargETFund 2025 Fund	11/27/2009
Seligman TargETFund 2035 Fund	11/27/2009
Seligman TargETFund 2045 Fund	11/27/2009
Seligman TargETFund Core Fund	11/27/2009
Threadneedle Global Equity Income Fund	12/30/2009
Threadneedle International Opportunity Fund	12/30/2009

The following information replaces the information under “Repurchases.”

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

S-6400-16 A (10/10)

Prospectus

Columbia
Large Core Quantitative Fund
(formerly known as RiverSource Disciplined Equity Fund)

Prospectus Sept. 27, 2010

Columbia Large Core Quantitative Fund seeks to provide shareholders with long-term capital growth.

Class	Ticker Symbol

Class Z	CCRZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Summary of the Fund
Investment Objective	3p
Fees and Expenses of the Fund	3p
Principal Investment Strategies of the Fund	4p
Principal Risks of Investing in the Fund	4p
Past Performance	5p
Fund Management	6p
Buying and Selling Shares	7p
Tax Information	7p
Financial Intermediary Compensation	7p
More Information about the Fund
Investment Objective	8p
Principal Investment Strategies of the Fund	8p
Principal Risks of Investing in the Fund	9p
More about Annual Fund Operating Expenses	10p
Other Investment Strategies and Risks	10p
Fund Management and Compensation	13p
Choosing a Share Class	S.1
Comparison of the Share Classes	S.2
Sales Charges and Commissions	S.8
Reductions/Waivers of Sales Charges	S.23
Distribution and Service Fees	S.29
Selling and/or Servicing Agent Compensation	S.35
Buying, Selling and Exchanging Shares	S.37
Share Price Determination	S.37
Transaction Rules and Policies	S.39
Opening an Account and Placing Orders	S.46
Buying Shares	S.48
Selling Shares	S.57
Exchanging Shares	S.60
Distributions and Taxes	S.64
Additional Services and Compensation	S.69
Additional Management Information	S.71

2p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS

Summary of the Fund

INVESTMENT OBJECTIVE

Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class Z
Management fees	0.54%
Distribution and/or service (12b-1) fees	0.00%
Other expenses(a)	0.31%
Total annual fund operating expenses	0.85%
Less: Fee waiver/expense reimbursement(b)	(0.05%)
Total annual fund operating expenses after fee waiver/expense reimbursement(b)	0.80%

(a)	Other expenses are based on estimated amounts for the current fiscal year.
(b)	The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.02% for the most recent fiscal year), will not exceed 0.82% for Class Z.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years

Class Z	$82	$266	$467	$1,049

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS  3p

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager), selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall, fail to rise, or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole.

4p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

PAST PERFORMANCE

Class Z shares are new as of the date of this prospectus and therefore performance is not yet available. The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, for the Fund’s Class A shares (which are not offered in this prospectus), respectively:

•	how the Fund’s Class A performance has varied for each full calendar year shown on the bar chart; and

•	how the Fund’s Class A average annual total returns compare to recognized measures of market performance shown on the table.

The sales charge for Class A shares is not reflected in the bar chart or the table. Class Z shares are not subject to a sales charge. If the Class A sales charge was reflected, returns would be lower than those shown.

How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

After-tax returns are shown for Class A shares. After-tax returns for Class Z shares will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS  5p

CLASS A* ANNUAL TOTAL RETURNS (WITHOUT SALES CHARGE) (BAR CHART) 30% 20% 10% 0% -10% -20% -30% -40% +9.96% +6.20% +16.47% +5.26% -38.74% +21.42% 2004 2005 2006 2007 2008 2009 (calendar year)

During the periods shown:

•	Highest return for a calendar quarter was +15.99% (quarter ended Sept. 30, 2009).

•	Lowest return for a calendar quarter was -22.19% (quarter ended Dec. 31, 2008).

•	Class A year-to-date return was -6.34% at June 30, 2010.

Average Annual Total Returns (without sales charge)

			Since
			inception
(for periods ended Dec. 31, 2009)	1 year	5 years	(4/24/03)

Columbia Large Core Quantitative Fund:

Class A* — before taxes	+21.42%	-0.64%	+4.20%

Class A* — after taxes on distributions	+19.99%	-2.03%	+2.91%

Class A* — after taxes on distributions and redemption of fund shares	+13.87%	-1.04%	+3.14%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	+26.46%	+0.42%	+5.14%

Lipper Large-Cap Core Funds Index (reflects no deduction for fees or taxes)	+28.15%	+0.61%	+4.55%

*	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without sales charges, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.

FUND MANAGEMENT

Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Managed Fund Since
Brian M. Condon, CFA	Portfolio Manager	May 2010

6p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS

BUYING AND SELLING SHARES

Class Z

Minimum initial investment	Variable*
Subsequent investments	$100

*	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor.

Exchanging or Selling Shares

Your shares are redeemable — they may be sold back to the Fund. If you maintain your account with a financial intermediary, you must contact that financial intermediary to exchange or sell shares of the Fund.

If your account was established directly with the Fund, you may request an exchange or sale of shares through one of the following methods:

By mail: Mail your exchange or sale request to:

Regular Mail: Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081

Express Mail: Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809

By telephone or wire transfer: Call 800.345.6611. A service fee may be charged against your account for each wire sent.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Ask your financial intermediary or visit their website for more information.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS  7p

More Information about the Fund

INVESTMENT OBJECTIVE

Columbia Large Core Quantitative Fund (the Fund) seeks to provide shareholders with long-term capital growth. Because any investment involves risk, there is no assurance this objective can be achieved. Only shareholders can change the Fund’s objective.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

Under normal market conditions, at least 80% of the Fund’s net assets are invested in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The universe of stocks from which Columbia Management Investment Advisers, LLC (the investment manager) selects the Fund’s investments primarily will be those included in the Fund’s benchmark, the S&P 500 Index (the Index). The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

In pursuit of the Fund’s objective, the investment manager uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum. Analysis of such factors is intended to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The security is overvalued relative to other potential investments;

•	The company continues to meet the investment manager’s performance expectations; or

•	The security is removed from the Index.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

8p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS

PRINCIPAL RISKS OF INVESTING IN THE FUND

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The investment manager may actively and frequently trade securities in the Fund’s portfolio to carry out its principal strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS  9p

MORE ABOUT ANNUAL FUND OPERATING EXPENSES

The following information is presented in addition to, and should be read in conjunction with, “Fees and Expenses of the Fund” that appears in the Summary of the Fund.

Calculation of Annual Fund Operating Expenses. Annual fund operating expenses are based on estimated expenses for the Fund’s current fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the fiscal period. The expense ratios reflect current fee arrangements. In general, the Fund’s expense ratios will increase as its assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the table. The commitment by the investment manager and its affiliates to waive fees and/or cap (reimburse) expenses is expected to limit the impact of any increase in the Fund’s operating expenses that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds (ETFs), also referred to as “acquired funds”), ownership of which results in the Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange.

10p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS

Additionally, the Fund may use derivatives such as futures, options, forward contracts, and swaps (which are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, indexes or currencies). These derivative instruments are used to produce incremental earnings, to hedge existing positions, to increase or reduce market or credit exposure, or to increase flexibility. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments will typically increase the Fund’s exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position, may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something the portfolio manager would not otherwise choose, including, accepting a lower price for the derivative instrument, selling other investments, or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Fund may use, see the Fund’s SAI and its annual and semiannual reports.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS  11p

Unusual Market Conditions. The Fund may, from time to time, take temporary defensive positions, including investing more of its assets in money market securities in an attempt to respond to adverse market, economic, political, or other conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance. Instead of investing in money market securities directly, the Fund may invest in shares of an affiliated or unaffiliated money market fund. See “Cash Reserves” under the section “Additional Management Information” for more information.

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as “soft dollars”), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund’s securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund’s purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under “Fees and Expenses of the Fund,” they are reflected in the total return of the Fund.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a fund’s performance.

Directed Brokerage. The Fund’s Board of Directors (the Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

12p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

Investment Manager

Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), formerly RiverSource Investments, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager to the Columbia, RiverSource, Seligman and Threadneedle funds (the Fund Family) and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). In addition to managing investments for the Fund Family, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

Funds managed by Columbia Management have received an order from the Securities and Exchange Commission that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS  13p

The Fund pays Columbia Management a fee for managing its assets, including the assets of the Fund’s other classes of shares, which are not offered by this prospectus. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.54% of the Fund’s average daily net assets, including an adjustment under the terms of a performance incentive arrangement that decreased the management fee by 0.02% for the most recent fiscal year. The adjustment is computed by comparing the Fund’s performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund’s performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Core Funds Index. In certain circumstances, the Fund’s Board may approve a change in the index without shareholder approval. The maximum adjustment (increase or decrease) is 0.12% of the Fund’s average net assets on an annual basis. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund’s annual shareholder report for the fiscal year ended July 31, 2010.

Portfolio Manager. The portfolio manager responsible for the Fund’s day-to-day management is:

Brian M. Condon, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	BA from Bryant University and MS in finance from Bentley University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

14p  COLUMBIA LARGE CORE QUANTITATIVE FUND — 2010 CLASS Z PROSPECTUS

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E to the Fund’s Statement of Additional Information (SAI). The funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

S.1

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
FUNDamentalstm

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

S.2

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000.(l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

S.3

		Investment	Conversion
	Eligible Investors and Minimum Initial Investments(a)	Limits	Features

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

S.4

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

S.5

Non 12b-1
	Maximum Distribution and Service (12b-1) Fees(c)	Service Fees(d)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)	See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.
(b)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(c)	These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class — Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.
(d)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees and Class T Shares — Shareholder Service Fees.
(e)	The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders.
(f)	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.
(g)	There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

S.6

(h)	The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class — Class A Shares — Front-end Sales Charge for additional information about Class A shares.
(i)	Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class — Class B Shares — Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class — Class F Shares — Commissions and Conversion to Class E Shares.
(j)	There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.
(k)	The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.
(l)	If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class — Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.
(m)	For more information, see Class R3 and Class R4 Shares — Plan Administration Fees.
(n)	Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares — Eligible Investors — Class R3 Shares, R4 Shares and Class R5 Shares.
(o)	For more information, see Class T Shares — Shareholder Service Fees.
(p)	Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.
(q)	Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

S.7

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

S.8

FUNDamentalstm

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

S.9

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

	$100,000—$249,999	3.50%	3.63%	3.00%

Equity Funds and Funds-of-Funds (equity)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

	$0—$49,999	4.75%	4.99%	4.00%

	$50,000—$99,999	4.25%	4.44%	3.50%

Fixed Income Funds (except those listed below)	$100,000—$249,999	3.50%	3.63%	3.00%

and Funds-of-Funds (fixed income)*	$250,000—$499,999	2.50%	2.56%	2.15%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia Absolute Return Currency and Income Fund,	$0—$99,999	3.00%	3.09%	2.50%

Columbia Floating Rate Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Inflation Protected Securities Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Intermediate Tax-Exempt Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

RiverSource Limited Duration Credit Fund and	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

RiverSource Short Duration U.S. Government Fund

S.10

				Amount
				retained by
			Sales	or paid to
		Sales	charge	selling
		charge	as a	and/or
		as a	% of the	servicing
		% of the	net	agents as a
	Dollar amount of	offering	amount	% of the
Breakpoint Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

Columbia California Intermediate Municipal Bond Fund,	$0—$99,999	3.25%	3.36%	2.75%

Columbia Connecticut Intermediate Municipal Bond Fund,	$100,000—$249,999	2.50%	2.56%	2.15%

Columbia Georgia Intermediate Municipal Bond Fund,	$250,000—$499,999	2.00%	2.04%	1.75%

Columbia Intermediate Bond Fund,	$500,000—$999,999	1.50%	1.53%	1.25%

Columbia Intermediate Municipal Bond Fund,	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

Columbia Short-Term Bond Fund and	$0—$99,999	1.00%	1.01%	0.75%

Columbia Short-Term Municipal Bond Fund	$100,000—$249,999	0.75%	0.76%	0.50%

	$250,000—$999,999	0.50%	0.50%	0.40%

	$1,000,000 or more	0.00%	0.00%	0.00%	(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

S.11

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•	If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

S.12

FUNDamentalstm

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares — Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%**
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

S.13

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right		Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%		3.00%
Two	4.00%		3.00%
Three	3	.00%**	2.00%
Four	3.00%		1.00%
Five	2.00%		None
Six	1.00%		None

S.14

Class B Shares — CDSC Schedule for the Funds

Applicable CDSC*

Number of Years Class B Shares Held	All funds except those listed to the right	Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund,Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

S.15

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•	Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

S.16

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge — Breakpoint Schedule

		Sales charge	Amount retained by or
	Sales charge	as a % of the	paid to selling and/or
Dollar amount of	as a % of the	net amount	servicing agents as a %
shares bought(a)	offering price(b)	invested(b)	of the offering price

$0—$49,999	4.50%	4.71%	4.00%
$50,000—$99,999	3.50%	3.63%	3.00%
$100,000—$249,999	2.50%	2.56%	2.00%
$250,000—$499,999	1.25%	1.27%	1.00%
$500,000—$999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%	(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

S.17

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•	If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•	Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares — Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$2,999,999	1.00%
$3 million—$4,999,999	0.50%
$5 million or more	0.25%

S.18

Class F Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares — CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares — CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*

One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

S.19

Class F Shares — Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•	You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$0—$49,999,999	0.50%
$50 million or more	0.25%

S.20

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class — Distribution and Service Fees for details.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class — Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

				Amount retained
		Sales charge	Sales charge	by or paid to
		as a %	as a %	selling and/or
		of the	of the	servicing agents
Breakpoint	Dollar amount of	offering	net amount	as a % of the
Schedule For:	shares bought(a)	price(b)	invested(b)	offering price

	$0—$49,999	5.75%	6.10%	5.00%

	$50,000—$99,999	4.50%	4.71%	3.75%

Equity Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

	$0—$49,999	4.75%	4.99%	4.25%

	$50,000—$99,999	4.50%	4.71%	3.75%

Fixed-Income Funds	$100,000—$249,999	3.50%	3.63%	2.75%

	$250,000—$499,999	2.50%	2.56%	2.00%

	$500,000—$999,999	2.00%	2.04%	1.75%

	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out

S.21

of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•	Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

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Class T Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Commission Level
(as a % of net asset
Purchase Amount	value per share)

$1 million—$2,999,999	1.00%
$3 million—$49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

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Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

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FUNDamentalstm

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class — Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•	Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•	Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

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The following accounts are not eligible for account value aggregation as described above:

•	Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

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•	Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•	Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the SAI for more information about the sales charge reductions and waivers.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

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•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the SAI for more information about the sales charge reductions and waivers described here.

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Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

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The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution	Service	Combined
	Fee	Fee	Total

Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%(c)	0.25%	1.00%(b)(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	none	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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	Maximum	Maximum	Maximum
	Class A	Class A	Class A
Funds	Distribution Fee	Service Fee	Combined Total

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-

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Exempt Fund and Columbia New York Tax-Exempt Fund — The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund — The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund — The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund — The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(e)	Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up

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and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.
(g)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

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For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

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Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

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The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

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Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalstm

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV	=	− (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalstm

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

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The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

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Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution — including commercial banks, credit unions and broker/dealers — that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

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A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy — Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy — Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

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Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares — Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

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For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

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Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class — Class A Shares — Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

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Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

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Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

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Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance

For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)	If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.
(b)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum	Minimum	Minimum
	Initial	Additional	Account
	investment	investments	balance*

For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.

(c)	The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.
(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•	Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•	Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

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•	Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

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Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

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You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•	If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•	For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•	For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

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Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

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•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•	If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

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•	Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

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Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

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The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

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•	The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•	Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•	Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

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•	For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•	For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•	For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

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•	For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•	The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•	Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•	Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•	If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

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For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Additional Services and Compensation

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services. Fees paid by a these Funds for these services are included under “Other expenses” in the expense table of the Fund.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

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Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by a Fund for these services are included under “Other expenses” in the expense table of the Fund.” The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

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Additional Management Information

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the SAI for information on the percent of the Fund owned by affiliated products.

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Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Additional information about the Fund and its investments is available in the Fund’s SAI, and annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund, contact your financial intermediary or the Fund directly through the address or telephone number below. To make a shareholder inquiry, contact the financial intermediary through whom you purchased shares of the Fund.

P.O. Box 8081
Boston, MA 02266-8081
800.345.6611

Information is also available at columbiamanagement.com

Information about the Fund, including the SAI, can be reviewed at the Securities and Exchange Commission’s (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 202.551.8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File #811-2111

S-6552-99 A (9/10)